Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 80.6%
Aerospace/Defense – 1.6%
Barnes Group, Inc.	47,236	$1,741,591
Kaman Corp.	45,317	1,789,568
Lockheed Martin Corp.	7,708	2,921,101
Northrop Grumman Corp.	18,176	5,907,382
Raytheon Technologies Corp.	163,455	9,264,630
		21,624,272
Agriculture – 1.1%
Archer-Daniels-Midland Co.	305,448	13,082,338
Philip Morris International, Inc.	16,575	1,273,126
		14,355,464
Airlines – 0.3%
Alaska Air Group, Inc.	91,374	3,146,921
Allegiant Travel Co.	12,170	1,363,405
		4,510,326
Apparel – 0.6%
Carter's, Inc.	18,116	1,426,092
Hanesbrands, Inc.	204,979	2,896,353
Oxford Industries, Inc.	33,674	1,445,962
VF Corp.	35,734	2,156,904
		7,925,311
Auto Manufacturers – 0.6%
General Motors Co.	312,173	7,769,986
Auto Parts & Equipment – 0.7%
Aptiv PLC	41,670	3,239,843
BorgWarner, Inc.	147,709	5,406,149
		8,645,992
Banks – 5.7%
Bank OZK	165,107	3,970,823
BankUnited, Inc.	102,841	2,071,218
BOK Financial Corp.	40,511	2,256,463
Citigroup, Inc.	195,816	9,792,758
City Union Bank Ltd. (India)	374,347	604,610
Columbia Banking System, Inc.	37,566	1,086,784
Eagle Bancorp, Inc.	15,894	478,092
First Republic Bank	45,153	5,078,809
Goldman Sachs Group (The), Inc.	19,433	3,846,957
Great Western Bancorp, Inc.	131,235	1,706,055
Hilltop Holdings, Inc.	90,942	1,770,641
International Bancshares Corp.	31,876	969,668
JPMorgan Chase & Co.	156,671	15,140,685
	Number of Shares	Value
Banks (Continued)
Morgan Stanley	151,451	$7,402,925
PNC Financial Services Group (The), Inc.	22,270	2,375,541
Renasant Corp.	80,591	1,872,129
Sandy Spring Bancorp, Inc.	74,950	1,732,844
State Street Corp.	23,890	1,523,943
SVB Financial Group*	14,451	3,240,926
Truist Financial Corp.	63,453	2,376,949
Trustmark Corp.	42,271	951,943
U.S. Bancorp	92,633	3,412,600
Webster Financial Corp.	37,892	1,033,315
		74,696,678
Beverages – 2.0%
Anheuser-Busch InBev S.A./N.V. ADR (Belgium)	44,307	2,411,630
Diageo PLC (United Kingdom)	101,820	3,725,661
Farmer Bros Co.*	214,128	1,066,357
Molson Coors Beverage Co., Class B	61,908	2,322,788
Monster Beverage Corp.*	51,282	4,024,611
PepsiCo, Inc.	13,777	1,896,542
Primo Water Corp.	751,664	10,681,146
		26,128,735
Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc.*	33,096	3,392,009
Amgen, Inc.	24,791	6,065,614
BioMarin Pharmaceutical, Inc.*	29,388	3,520,976
Ligand Pharmaceuticals, Inc.*	15,150	1,775,277
		14,753,876
Building Materials – 0.8%
Johnson Controls International PLC	68,216	2,624,952
Masco Corp.	42,042	2,403,121
Trex Co., Inc.*	20,734	2,888,868
UFP Industries, Inc.	33,677	1,960,675
		9,877,616
Chemicals – 2.9%
Ashland Global Holdings, Inc.	58,634	4,425,694
Avient Corp.	38,207	913,147
Balchem Corp.	11,917	1,194,799
DuPont de Nemours, Inc.	215,900	11,546,332
Ecolab, Inc.	20,371	3,811,007
Innospec, Inc.	23,363	1,756,197
PPG Industries, Inc.	35,456	3,816,838

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
RPM International, Inc.	13,862	$1,131,001
Sherwin-Williams (The) Co.	5,270	3,414,538
Stepan Co.	5,215	569,478
Valvoline, Inc.	129,326	2,653,770
W.R. Grace & Co.	53,771	2,480,456
		37,713,257
Commercial Services – 2.0%
Aaron's, Inc.	36,917	1,926,329
Avalara, Inc.*	15,793	2,123,369
Cimpress PLC (Ireland)*	11,287	1,128,700
Equifax, Inc.	13,949	2,267,549
Euronet Worldwide, Inc.*	21,515	2,068,452
HealthEquity, Inc.*	26,621	1,372,579
IHS Markit Ltd.	58,440	4,717,861
Monro, Inc.	66,494	3,743,612
Moody's Corp.	5,497	1,546,306
Paylocity Holding Corp.*	18,959	2,525,339
Repay Holdings Corp.*	84,894	1,878,704
WEX, Inc.*	5,813	920,605
		26,219,405
Computers – 2.9%
Accenture PLC, Class A	30,788	6,920,527
Apple, Inc.	36,553	15,536,487
Check Point Software Technologies Ltd. (Israel)*	40,069	5,022,649
Cognizant Technology Solutions Corp., Class A	50,849	3,474,004
CyberArk Software Ltd.*	18,378	2,165,664
EPAM Systems, Inc.*	6,854	1,988,208
International Business Machines Corp.	29,275	3,599,068
		38,706,607
Cosmetics/Personal Care – 0.0%(a)
Colgate-Palmolive Co.	7,421	572,901
Distribution/Wholesale – 0.9%
Pool Corp.	11,520	3,648,384
SiteOne Landscape Supply, Inc.*	7,327	938,076
W.W. Grainger, Inc.	13,159	4,494,193
WESCO International, Inc.*	59,772	2,323,338
		11,403,991
Diversified Financial Services – 2.8%
American Express Co.	58,821	5,489,176
BlackRock, Inc.	5,735	3,297,682
Cohen & Steers, Inc.	23,313	1,402,976
Discover Financial Services	41,251	2,039,037
Franklin Resources, Inc.	44,036	926,958
	Number of Shares	Value
Diversified Financial Services (Continued)
Hamilton Lane, Inc., Class A	39,809	$2,875,802
Houlihan Lokey, Inc.	17,219	943,601
Moelis & Co., Class A	62,779	1,870,186
Mr. Cooper Group, Inc.*	147,381	2,406,732
Nasdaq, Inc.	28,299	3,715,942
T. Rowe Price Group, Inc.	11,178	1,543,682
Visa, Inc., Class A	56,548	10,766,739
		37,278,513
Electric – 2.6%
American Electric Power Co., Inc.	17,955	1,559,930
Avista Corp.	47,746	1,772,809
CenterPoint Energy, Inc.	440,797	8,379,551
Dominion Energy, Inc.	44,579	3,612,236
Duke Energy Corp.	68,132	5,773,506
Exelon Corp.	96,391	3,721,657
NorthWestern Corp.	33,363	1,877,002
PNM Resources, Inc.	45,526	1,922,563
Southern (The) Co.	84,324	4,604,934
Xcel Energy, Inc.	23,721	1,637,698
		34,861,886
Electrical Component & Equipment – 0.3%
Novanta, Inc.*	35,790	3,710,707
Electronics – 0.9%
Avnet, Inc.	40,617	1,085,286
Honeywell International, Inc.	39,345	5,876,963
Sensata Technologies Holding PLC*	111,981	4,253,038
		11,215,287
Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	37,708	1,874,465
Entertainment – 0.6%
Red Rock Resorts, Inc., Class A	280,447	3,073,699
Vail Resorts, Inc.	21,820	4,190,095
		7,263,794
Environmental Control – 0.2%
Stericycle, Inc.*	53,211	3,215,807
Food – 2.1%
Danone S.A. (France)	14,681	982,647
Flowers Foods, Inc.	77,990	1,774,273
Hostess Brands, Inc.*	144,680	1,834,543
J&J Snack Foods Corp.	15,240	1,876,501
JM Smucker (The) Co.	6,572	718,648
Nestle S.A. (Switzerland)(b)	42,881	5,099,484

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Food (Continued)
Post Holdings, Inc.*	83,914	$7,446,528
TreeHouse Foods, Inc.*	87,163	3,819,483
Tyson Foods, Inc., Class A	66,647	4,095,458
		27,647,565
Forest Products & Paper – 0.3%
International Paper Co.	116,287	4,045,625
Gas – 0.7%
South Jersey Industries, Inc.	180,299	4,206,376
UGI Corp.	135,518	4,518,170
		8,724,546
Hand/Machine Tools – 0.6%
Colfax Corp.*	161,097	4,684,701
Stanley Black & Decker, Inc.	19,013	2,915,073
		7,599,774
Healthcare - Products – 3.3%
Abbott Laboratories	40,202	4,045,929
Alcon, Inc. (Switzerland)*	42,804	2,567,384
Boston Scientific Corp.*	160,841	6,203,637
Cantel Medical Corp.	12,946	611,699
CONMED Corp.	22,359	1,845,512
Danaher Corp.	23,336	4,755,877
Medtronic PLC	80,411	7,758,053
Merit Medical Systems, Inc.*	41,029	1,834,817
Patterson Cos., Inc.	35,561	944,500
Thermo Fisher Scientific, Inc.	30,987	12,827,069
		43,394,477
Healthcare - Services – 1.6%
Ensign Group (The), Inc.	47,282	2,174,499
ICON PLC (Ireland)*	16,332	3,028,933
Magellan Health, Inc.*	24,411	1,810,564
Medpace Holdings, Inc.*	26,309	3,139,979
Pennant Group (The), Inc.*	29,350	735,511
U.S. Physical Therapy, Inc.	9,535	791,977
UnitedHealth Group, Inc.	30,258	9,161,517
		20,842,980
Home Builders – 0.7%
Century Communities, Inc.*	51,021	1,817,368
Installed Building Products, Inc.*	25,835	2,043,807
NVR, Inc.*	1,371	5,388,235
		9,249,410
	Number of Shares	Value
Household Products/Wares – 0.4%
Central Garden & Pet Co., Class A*	53,920	$1,868,328
Kimberly-Clark Corp.	12,334	1,875,261
Reckitt Benckiser Group PLC (United Kingdom)	14,441	1,447,994
		5,191,583
Insurance – 5.2%
American International Group, Inc.	321,036	10,318,097
Aon PLC, Class A	30,992	6,360,178
Argo Group International Holdings Ltd.	53,488	1,792,383
Berkshire Hathaway, Inc., Class B*	38,890	7,613,884
Brighthouse Financial, Inc.*	62,656	1,775,671
BRP Group, Inc., Class A*	68,336	1,192,463
Chubb Ltd.	39,438	5,018,091
Enstar Group Ltd.*	8,305	1,394,825
Hartford Financial Services Group (The), Inc.	70,483	2,982,841
James River Group Holdings Ltd.	39,645	1,836,356
Loews Corp.	209,422	7,625,055
Marsh & McLennan Cos., Inc.	45,369	5,290,025
Mercury General Corp.	19,071	818,337
Reinsurance Group of America, Inc.	14,801	1,261,785
RenaissanceRe Holdings Ltd.	15,677	2,827,817
Travelers (The) Cos., Inc.	37,559	4,297,501
Voya Financial, Inc.	89,179	4,405,443
Willis Towers Watson PLC	9,755	2,048,648
		68,859,400
Internet – 5.2%
1-800-Flowers.com, Inc., Class A*	63,267	1,787,293
Alibaba Group Holding Ltd. ADR (China)*	21,744	5,458,179
Alphabet, Inc., Class C*	1,567	2,323,798
Amazon.com, Inc.*	8,566	27,108,649
Booking Holdings, Inc.*	1,941	3,226,194
Facebook, Inc., Class A*	65,407	16,591,793
Palo Alto Networks, Inc.*	16,549	4,235,220
Proofpoint, Inc.*	19,819	2,292,464
Q2 Holdings, Inc.*	20,939	1,969,313
Uber Technologies, Inc.*	108,349	3,278,641
		68,271,544

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Leisure Time – 0.4%
Camping World Holdings, Inc., Class A	38,767	$1,419,648
Fox Factory Holding Corp.*	11,407	1,015,223
Planet Fitness, Inc., Class A*	18,522	966,848
YETI Holdings, Inc.*	38,436	1,879,136
		5,280,855
Lodging – 0.1%
Marriott International, Inc., Class A	8,160	684,012
Machinery - Diversified – 0.7%
Alamo Group, Inc.	9,750	1,005,322
Altra Industrial Motion Corp.	117,564	4,024,216
Columbus McKinnon Corp.	29,573	979,753
Kadant, Inc.	17,849	1,936,795
Otis Worldwide Corp.	13,159	825,596
		8,771,682
Media – 1.5%
Comcast Corp., Class A	300,281	12,852,027
Liberty Media Corp.-Liberty Formula One, Class C*	76,282	2,703,434
Walt Disney (The) Co.	37,220	4,352,507
		19,907,968
Metal Fabricate/Hardware – 0.2%
Helios Technologies, Inc.	37,596	1,422,256
RBC Bearings, Inc.*	14,571	1,783,782
		3,206,038
Miscellaneous Manufacturing – 2.1%
Eaton Corp. PLC	106,661	9,933,339
Fabrinet (Thailand)*	40,246	2,923,067
Federal Signal Corp.	60,111	1,858,031
Illinois Tool Works, Inc.	26,077	4,823,984
Parker-Hannifin Corp.	23,912	4,278,335
Textron, Inc.	28,871	1,008,753
Trane Technologies PLC	21,529	2,408,449
		27,233,958
Office Furnishings – 0.1%
Knoll, Inc.	148,056	1,733,736
Oil & Gas – 1.6%
Chevron Corp.	46,662	3,916,808
Cimarex Energy Co.	69,413	1,697,842
ConocoPhillips	45,050	1,684,420
EOG Resources, Inc.	23,661	1,108,518
Hess Corp.	69,009	3,395,933
Marathon Petroleum Corp.	120,311	4,595,880
Noble Energy, Inc.	212,254	2,120,417
	Number of Shares	Value
Oil & Gas (Continued)
PDC Energy, Inc.*	63,606	$907,022
Pioneer Natural Resources Co.	7,137	691,718
Suncor Energy, Inc. (Canada)	76,291	1,200,083
		21,318,641
Pharmaceuticals – 4.2%
AbbVie, Inc.	101,998	9,680,630
Cigna Corp.	40,525	6,998,262
Johnson & Johnson	84,838	12,365,987
McKesson Corp.	15,126	2,271,320
Merck & Co., Inc.	44,662	3,583,679
Neogen Corp.*	18,013	1,382,858
Pfizer, Inc.	284,446	10,945,482
Roche Holding A.G. (Genusschein) (Switzerland)	3,854	1,334,858
Zoetis, Inc.	47,960	7,274,573
		55,837,649
Pipelines – 0.2%
Williams (The) Cos., Inc.	112,360	2,149,447
Real Estate – 0.1%
Jones Lang LaSalle, Inc.	12,096	1,196,415
Real Estate Investment Trusts – 2.4%
American Campus Communities, Inc.	62,097	2,213,137
Columbia Property Trust, Inc.	123,157	1,472,958
CubeSmart	207,070	6,143,767
Douglas Emmett, Inc.	87,334	2,544,913
Easterly Government Properties, Inc.	77,891	1,904,435
Equinix, Inc.	7,169	5,631,106
Mid-America Apartment Communities, Inc.	16,460	1,961,867
Monmouth Real Estate Investment Corp.	126,078	1,819,305
National Storage Affiliates Trust	115,333	3,554,563
PotlatchDeltic Corp.	32,106	1,374,458
Public Storage	4,350	869,478
Summit Hotel Properties, Inc.	151,166	783,040
Terreno Realty Corp.	15,718	955,026
		31,228,053
Retail – 3.7%
Advance Auto Parts, Inc.	39,946	5,997,492
BJ's Wholesale Club Holdings, Inc.*	43,470	1,740,974

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Retail (Continued)
Bloomin' Brands, Inc.	157,861	$1,818,559
Costco Wholesale Corp.	13,675	4,451,623
Five Below, Inc.*	19,285	2,100,329
Floor & Decor Holdings, Inc., Class A*	37,077	2,443,374
Home Depot (The), Inc.	19,112	5,074,045
Lowe's Cos., Inc.	67,632	10,071,081
National Vision Holdings, Inc.*	38,756	1,239,804
Ollie's Bargain Outlet Holdings, Inc.*	17,610	1,850,811
Papa John's International, Inc.	20,012	1,894,536
TJX (The) Cos., Inc.	50,853	2,643,848
Ulta Beauty, Inc.*	17,608	3,398,168
Walmart, Inc.	34,818	4,505,449
		49,230,093
Savings & Loans – 0.5%
Provident Financial Services, Inc.	64,619	882,049
Sterling Bancorp	298,104	3,353,670
Washington Federal, Inc.	75,594	1,764,364
		6,000,083
Semiconductors – 3.6%
Amkor Technology, Inc.*	78,435	1,066,324
Analog Devices, Inc.	14,894	1,710,576
Intel Corp.	247,451	11,810,836
Lattice Semiconductor Corp.*	60,993	1,896,272
Monolithic Power Systems, Inc.	9,287	2,461,148
NVIDIA Corp.	15,617	6,630,822
NXP Semiconductors N.V. (Netherlands)	55,954	6,576,274
QUALCOMM, Inc.	58,457	6,173,644
Texas Instruments, Inc.	69,992	8,927,479
		47,253,375
Software – 5.3%
Adobe, Inc.*	20,596	9,151,215
Akamai Technologies, Inc.*	51,278	5,765,698
Clarivate PLC (United Kingdom)*	56,828	1,571,294
Fidelity National Information Services, Inc.	58,825	8,606,686
Fiserv, Inc.*	35,908	3,583,259
Five9, Inc.*	18,302	2,211,248
Guidewire Software, Inc.*	14,519	1,708,306
HubSpot, Inc.*	7,753	1,818,931
Medallia, Inc.*	54,125	1,663,261
Microsoft Corp.	71,937	14,747,804
	Number of Shares	Value
Software (Continued)
Nutanix, Inc., Class A*	64,319	$1,427,239
Omnicell, Inc.*	25,387	1,784,452
salesforce.com, Inc.*	33,203	6,469,605
Splunk, Inc.*	27,717	5,815,581
VMware, Inc., Class A*	26,868	3,767,162
		70,091,741
Telecommunications – 1.3%
CommScope Holding Co., Inc.*	224,474	2,083,118
Juniper Networks, Inc.	73,010	1,852,994
Verizon Communications, Inc.	118,485	6,810,518
Viavi Solutions, Inc.*	137,759	1,905,207
Vodafone Group PLC ADR (United Kingdom)	272,225	4,137,820
		16,789,657
Textiles – 0.1%
UniFirst Corp.	9,776	1,823,028
Transportation – 1.7%
C.H. Robinson Worldwide, Inc.	31,297	2,933,155
Canadian National Railway Co. (Canada)	16,832	1,646,001
Hub Group, Inc., Class A*	39,069	2,066,750
Kirby Corp.*	76,265	3,526,494
Old Dominion Freight Line, Inc.	8,101	1,481,025
Union Pacific Corp.	19,683	3,412,048
United Parcel Service, Inc., Class B	49,525	7,070,189
		22,135,662
Total Common Stocks (Cost $936,345,575)		1,060,023,873

Investment Companies – 17.4%
Energy Select Sector SPDR Fund	849,074	30,592,136
Global X MLP & Energy Infrastructure ETF	2,885,855	71,771,214
Vanguard Consumer Staples ETF	294,489	47,088,791
Vanguard Financials ETF	667,313	39,311,409
Vanguard Health Care ETF	194,246	39,371,722
Total Investment Companies (Cost $231,489,077)		228,135,272

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value

Short-Term Investments – 2.0%
Money Market Fund – 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(c)	26,428,365	$26,428,365
Total Short-Term Investments (Cost $26,428,365)		26,428,365
Total Investments – 100.0% (Cost $1,194,263,017)		1,314,587,510
Other Assets less Liabilities – 0.0%		388,866
NET ASSETS – 100.0%		$1,314,976,376
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	7-day current yield as of July 31, 2020 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	1,046,828,619	$13,195,254	$—	1,060,023,873
Investment Companies	228,135,272	—	—	228,135,272
Short-Term Investments	26,428,365	—	—	26,428,365
Total Investments	$1,301,392,256	$13,195,254	$—	$1,314,587,510
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 69.3%
Advertising – 1.0%
Publicis Groupe S.A. (France)*	158,664	$5,073,449
WPP PLC (United Kingdom)	495,900	3,677,741
		8,751,190
Aerospace/Defense – 0.4%
Rolls-Royce Holdings PLC (United Kingdom)*	1,028,716	3,086,001
Agriculture – 0.1%
KT&G Corp. (South Korea)	9,964	676,296
Airlines – 0.7%
Ryanair Holdings PLC ADR (Ireland)*	76,691	5,751,825
Apparel – 0.3%
adidas A.G. (Germany)*	11,113	3,064,712
Auto Manufacturers – 3.2%
Bayerische Motoren Werke A.G. (Germany)	135,720	8,679,353
Daimler A.G. (Germany)(a)	242,790	10,615,757
Maruti Suzuki India Ltd. (India)	2,926	244,555
Toyota Motor Corp. (Japan)	52,500	3,116,608
Volvo AB, Class B (Sweden)*	282,400	4,880,377
		27,536,650
Auto Parts & Equipment – 1.8%
Continental A.G. (Germany)	87,375	8,440,320
Hyundai Mobis Co. Ltd. (South Korea)	6,508	1,126,124
Valeo S.A. (France)	178,794	4,588,280
Weichai Power Co. Ltd., Class H (China)	483,000	1,034,425
		15,189,149
Banks – 10.3%
Al Rajhi Bank (Saudi Arabia)	26,490	416,329
Axis Bank Ltd. (India)	732,328	4,212,921
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	770,443	2,398,944
Banco do Brasil S.A. (Brazil)*	282,600	1,827,822
Banco Santander Chile ADR (Chile)	36,785	629,391
Bank Central Asia Tbk PT (Indonesia)	318,900	683,075
Bank Mandiri Persero Tbk PT (Indonesia)	11,719,400	4,657,877
BNP Paribas S.A. (France)*	274,605	11,078,601
	Number of Shares	Value
Banks (Continued)
China Construction Bank Corp., Class H (China)	4,386,000	$3,197,967
China Merchants Bank Co. Ltd., Class H (China)	381,613	1,780,982
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	241,426	930,947
Credicorp Ltd. (Peru)	5,327	677,435
Credit Suisse Group A.G. (Switzerland)(a)	899,800	9,595,716
DBS Group Holdings Ltd. (Singapore)	267,800	3,868,547
First Abu Dhabi Bank PJSC (United Arab Emirates)	165,043	500,482
FirstRand Ltd. (South Africa)	141,280	321,774
HDFC Bank Ltd. (India)	63,917	882,897
HDFC Bank Ltd. ADR (India)	44,436	2,077,383
ICICI Bank Ltd. ADR (India)*	224,263	2,105,830
Intesa Sanpaolo S.p.A. (Italy)*	5,333,500	10,871,509
Kasikornbank PCL (Thailand)(a)	214,300	558,283
Komercni banka A.S. (Czech Republic)*	8,651	200,646
Lloyds Banking Group PLC (United Kingdom)	30,094,500	10,253,522
National Bank of Kuwait S.A.K.P. (Kuwait)	96,519	252,637
Natwest Group PLC (United Kingdom)	2,561,400	3,527,601
Nedbank Group Ltd. (South Africa)	103,472	635,051
OTP Bank Nyrt. (Hungary)*	63,839	2,286,514
Sberbank of Russia PJSC (Russia)*	438,799	1,313,890
Sberbank of Russia PJSC (Moscow Exchange) (Russia)*	369,954	1,102,347
Sberbank of Russia PJSC ADR (Russia)*	170,090	2,018,340
Shinhan Financial Group Co. Ltd. (South Korea)	50,088	1,256,871
Standard Bank Group Ltd. (South Africa)	104,584	665,146
Standard Chartered PLC (United Kingdom)	266,352	1,331,726
		88,119,003
Beverages – 1.2%
Ambev S.A. ADR (Brazil)*	933,152	2,500,847

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Beverages (Continued)
Anheuser-Busch InBev S.A./N.V. (Belgium)	16,652	$904,257
China Resources Beer Holdings Co. Ltd. (China)	94,000	653,675
Diageo PLC (United Kingdom)	87,579	3,204,573
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	34,086	2,096,630
Kweichow Moutai Co. Ltd., Class A (China)	3,400	816,492
		10,176,474
Building Materials – 0.7%
Anhui Conch Cement Co. Ltd., Class H (China)	370,000	2,797,995
LafargeHolcim Ltd. (Switzerland)(a)*	61,005	2,886,174
		5,684,169
Chemicals – 1.4%
Air Liquide S.A. (France)	14,157	2,328,547
Linde PLC (United Kingdom)	14,066	3,423,337
Novozymes A/S, Class B (Denmark)	34,774	2,080,157
Symrise A.G. (Germany)	27,758	3,470,048
UPL Ltd. (India)*	146,302	933,618
		12,235,707
Coal – 0.2%
China Shenhua Energy Co. Ltd., Class H (China)	601,000	995,132
Coal India Ltd. (India)	260,842	450,127
		1,445,259
Commercial Services – 2.9%
Adyen N.V. (Netherlands)(b)*	3,201	5,342,966
Amadeus IT Group S.A. (Spain)	78,600	3,924,912
Ashtead Group PLC (United Kingdom)	128,150	4,080,780
Brambles Ltd. (Australia)	314,900	2,431,272
Bureau Veritas S.A. (France)*	110,759	2,436,676
CCR S.A. (Brazil)	385,560	1,112,360
G4S PLC (United Kingdom)	1,090,500	2,025,870
SGS S.A. (Switzerland)(a)	738	1,932,716
StoneCo Ltd., Class A (Brazil)*	9,417	449,285
TAL Education Group ADR (China)*	10,584	827,351
		24,564,188
	Number of Shares	Value
Computers – 0.9%
Check Point Software Technologies Ltd. (Israel)*	26,232	$3,288,181
Infosys Ltd. (India)	68,678	883,072
Infosys Ltd. ADR (India)	151,304	1,944,256
Tata Consultancy Services Ltd. (India)	44,176	1,342,096
		7,457,605
Cosmetics/Personal Care – 2.2%
LG Household & Health Care Ltd. (South Korea)	1,730	1,995,259
L'Oreal S.A. (France)	20,012	6,716,585
Unicharm Corp. (Japan)	117,100	5,296,765
Unilever N.V. (United Kingdom)	30,058	1,776,136
Unilever PLC (United Kingdom)	53,285	3,172,857
		18,957,602
Distribution/Wholesale – 0.6%
Bunzl PLC (United Kingdom)	97,800	2,801,583
Ferguson PLC	27,585	2,431,714
		5,233,297
Diversified Financial Services – 1.0%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	56,200	686,912
Capitec Bank Holdings Ltd. (South Africa)	3,545	183,423
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,500	261,872
Housing Development Finance Corp. Ltd. (India)	51,366	1,221,611
KB Financial Group, Inc. (South Korea)	41,346	1,223,647
Network International Holdings PLC (United Arab Emirates)(b)*	54,060	285,344
Pagseguro Digital Ltd., Class A (Brazil)*	8,033	307,101
Schroders PLC (United Kingdom)	96,700	3,734,646
XP, Inc., Class A (Brazil)*	7,286	338,799
		8,243,355
Electric – 0.0%(c)
Power Grid Corp. of India Ltd. (India)	73,011	173,753
Electrical Component & Equipment – 0.5%
Schneider Electric S.E. (France)	41,011	4,702,466

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electronics – 0.3%
AAC Technologies Holdings, Inc. (China)	127,653	$1,006,412
Hangzhou Hikvision Digital Technology Co. Ltd., Class A (China)	112,530	595,728
Hon Hai Precision Industry Co. Ltd. (Taiwan)	438,000	1,170,611
		2,772,751
Engineering & Construction – 0.1%
Airports of Thailand PCL (Thailand)(a)	132,800	219,328
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)*	2,638	263,352
Shanghai International Airport Co. Ltd., Class A (China)	23,900	232,141
		714,821
Food – 1.1%
BIM Birlesik Magazalar A.S. (Turkey)	25,137	256,633
China Mengniu Dairy Co. Ltd. (China)*	311,000	1,459,359
Magnit PJSC GDR (Russia)(a)	47,438	702,846
Nestle S.A. (Switzerland)(a)	800	95,137
Nestle S.A. ADR (Switzerland)	40,364	4,756,897
Shoprite Holdings Ltd. (South Africa)	166,245	1,015,604
Uni-President Enterprises Corp. (Taiwan)	154,000	375,861
Universal Robina Corp. (Philippines)	147,600	368,609
X5 Retail Group N.V. GDR (Russia)(a)	15,559	583,929
		9,614,875
Food Service – 0.3%
Compass Group PLC (United Kingdom)	193,900	2,667,911
Forest Products & Paper – 0.4%
Mondi PLC (United Kingdom)	36,144	640,208
Suzano S.A. (Brazil)*	17,960	145,428
UPM-Kymmene OYJ (Finland)	104,900	2,800,165
		3,585,801
Gas – 0.1%
ENN Energy Holdings Ltd. (China)	69,700	844,886
	Number of Shares	Value
Healthcare - Products – 1.3%
Alcon, Inc. (Switzerland)*	48,815	$2,927,924
EssilorLuxottica S.A. (France)*	12,785	1,702,898
Hengan International Group Co. Ltd. (China)	174,000	1,460,922
Sonova Holding A.G. (Switzerland)(a)*	11,893	2,689,057
Sysmex Corp. (Japan)	35,300	2,714,451
		11,495,252
Healthcare - Services – 0.9%
Fresenius Medical Care A.G. & Co. KGaA (Germany)*	12,000	1,057,225
Life Healthcare Group Holdings Ltd. (South Africa)	533,445	544,363
Lonza Group A.G. (Switzerland)(a)	9,936	6,213,333
		7,814,921
Holding Companies - Diversified – 0.1%
KOC Holding A.S. (Turkey)	255,765	592,788
Siam Cement (The) PCL (Thailand)(a)	51,400	626,776
		1,219,564
Home Furnishings – 0.2%
Coway Co. Ltd. (South Korea)	16,873	1,087,744
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	59,600	484,980
Midea Group Co. Ltd., Class A (China)	34,100	349,707
		1,922,431
Household Products/Wares – 0.2%
Henkel A.G. & Co. KGaA (Germany)	8,300	721,196
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	396,200	651,402
Reckitt Benckiser Group PLC (United Kingdom)	684	68,585
		1,441,183
Insurance – 4.1%
AIA Group Ltd. (Hong Kong)	828,800	7,473,243
Allianz S.E. (Germany)(a)	57,676	11,966,284
AMP Ltd. (Australia)*	2,733,100	2,843,800
BB Seguridade Participacoes S.A. (Brazil)	235,800	1,258,884

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Insurance (Continued)
Ping An Insurance Group Co. of China Ltd., Class H (China)	558,000	$5,887,586
Porto Seguro S.A. (Brazil)	18,600	192,291
Prudential PLC (United Kingdom)	316,900	4,528,744
Sanlam Ltd. (South Africa)	253,653	897,651
		35,048,483
Internet – 5.1%
Alibaba Group Holding Ltd. (China)*	65,600	2,058,270
Alibaba Group Holding Ltd. ADR (China)*	32,069	8,049,960
Baidu, Inc. ADR (China)*	33,307	3,976,856
MercadoLibre, Inc. (Argentina)*	814	915,441
Naspers Ltd., Class N (South Africa)	33,645	6,121,750
NAVER Corp. (South Korea)	20,990	5,332,548
Prosus N.V. (China)*	3,027	294,609
Tencent Holdings Ltd. (China)	153,500	10,529,826
Tencent Music Entertainment Group ADR (China)*	14,546	234,772
Trip.com Group Ltd. ADR (China)*	88,637	2,410,926
Yandex N.V., Class A (Russia)*	63,812	3,671,742
		43,596,700
Investment Management Companies – 0.7%
EXOR N.V. (Netherlands)	108,400	6,087,507
Iron/Steel – 0.5%
Ternium S.A. ADR (Netherlands)*	36,409	524,654
thyssenkrupp A.G. (Germany)*	527,100	4,097,098
		4,621,752
Leisure Time – 0.2%
Bajaj Auto Ltd. (India)	19,418	778,944
Hero MotoCorp Ltd. (India)	19,213	684,350
		1,463,294
Lodging – 0.6%
Accor S.A. (France)*	208,035	5,236,742
Machinery - Construction & Mining – 1.0%
Epiroc AB, Class A (Sweden)	171,749	2,401,416
Komatsu Ltd. (Japan)	312,100	6,131,802
		8,533,218
	Number of Shares	Value
Machinery - Diversified – 2.8%
Atlas Copco AB, Class A (Sweden)	147,947	$6,567,585
CNH Industrial N.V. (United Kingdom)*	1,221,073	8,297,047
FANUC Corp. (Japan)	10,200	1,720,976
Keyence Corp. (Japan)	10,500	4,427,714
Kubota Corp. (Japan)	192,900	2,746,891
		23,760,213
Media – 0.8%
Grupo Televisa S.A.B. ADR (Mexico)*	355,700	1,988,363
Liberty Global PLC, Class A (United Kingdom)*	141,600	3,314,148
Liberty Global PLC, Class C (United Kingdom)*	58,773	1,337,674
		6,640,185
Metal Fabricate/Hardware – 0.6%
Catcher Technology Co. Ltd. (Taiwan)	84,000	620,228
SKF AB, Class B (Sweden)	218,900	4,052,459
Tenaris S.A. ADR	21,450	250,965
		4,923,652
Mining – 2.3%
Alrosa PJSC (Russia)	280,422	258,664
Alrosa PJSC (Moscow Exchange) (Russia)	789,769	726,955
Anglo American PLC (South Africa)	25,253	611,327
Glencore PLC (Australia)*	5,342,712	12,227,097
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	420,300	1,064,584
Rio Tinto PLC (Australia)	68,330	4,159,400
Southern Copper Corp. (Peru)	9,000	393,390
		19,441,417
Miscellaneous Manufacturing – 1.4%
Alfa Laval AB (Sweden)*	111,795	2,648,225
CRRC Corp. Ltd., Class H (China)	1,758,000	765,186
Largan Precision Co. Ltd. (Taiwan)	10,000	1,304,885
Orica Ltd. (Australia)	363,420	4,501,674
Smiths Group PLC (United Kingdom)	138,500	2,439,881
Sunny Optical Technology Group Co. Ltd. (China)	18,100	339,902
		11,999,753
Oil & Gas – 1.6%
Bharat Petroleum Corp. Ltd. (India)	131,687	726,573

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Oil & Gas (Continued)
Cenovus Energy, Inc. (Canada)	811,300	$3,609,950
CNOOC Ltd. (China)	1,014,217	1,070,506
Galp Energia SGPS S.A. (Portugal)	83,100	870,124
LUKOIL PJSC ADR (Russia)	23,571	1,598,949
LUKOIL PJSC ADR (OTC Exchange) (Russia)	35,579	2,436,094
Oil & Natural Gas Corp. Ltd. (India)	736,104	769,694
Pakistan Petroleum Ltd. (Pakistan)	15,041	8,949
Royal Dutch Shell PLC, Class B (Netherlands)	157,691	2,213,424
Tupras Turkiye Petrol Rafinerileri A.S. (Turkey)*	45,207	535,727
		13,839,990
Pharmaceuticals – 2.4%
Bayer A.G. (Germany)(a)	77,860	5,172,510
Chugai Pharmaceutical Co. Ltd. (Japan)	99,700	4,501,380
CSPC Pharmaceutical Group Ltd. (China)	205,600	433,026
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	15,800	213,508
Roche Holding A.G. (Genusschein) (Switzerland)	19,282	6,678,447
Shionogi & Co. Ltd. (Japan)	34,300	2,040,541
Sino Biopharmaceutical Ltd. (Hong Kong)	278,500	363,829
Sinopharm Group Co. Ltd., Class H (China)	379,123	903,557
		20,306,798
Real Estate – 0.1%
China Vanke Co. Ltd., Class H (China)	236,100	744,287
Retail – 2.8%
Alimentation Couche-Tard, Inc., Class B (Canada)	69,673	2,421,351
Astra International Tbk PT (Indonesia)	3,322,500	1,170,396
Bidvest Group (The) Ltd. (South Africa)	74,090	571,911
Cie Financiere Richemont S.A. (Switzerland)(a)	56,180	3,487,717
Clicks Group Ltd. (South Africa)	24,537	327,451
CP ALL PCL (Thailand)(a)	488,500	1,063,902
	Number of Shares	Value
Retail (Continued)
Hennes & Mauritz AB, Class B (Sweden)	370,700	$5,778,240
Lojas Renner S.A. (Brazil)	54,593	429,812
Nitori Holdings Co. Ltd. (Japan)	12,500	2,736,704
President Chain Store Corp. (Taiwan)	53,000	506,263
Raia Drogasil S.A. (Brazil)	35,908	858,576
SM Investments Corp. (Philippines)	42,780	781,083
Swatch Group (The) A.G. (Bearer) (Switzerland)	15,650	3,280,984
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	206,001	484,850
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	31,428	388,405
		24,287,645
Semiconductors – 4.7%
ASM Pacific Technology Ltd. (Hong Kong)	96,300	1,086,964
Globalwafers Co. Ltd. (Taiwan)	46,000	658,479
Infineon Technologies A.G. (Germany)	256,143	6,530,464
Novatek Microelectronics Corp. (Taiwan)	97,000	961,547
Samsung Electronics Co. Ltd. (South Korea)	185,497	9,065,953
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	2,580	3,128,750
SK Hynix, Inc. (South Korea)	53,726	3,761,695
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	490,945	7,145,019
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	104,904	8,275,877
Vanguard International Semiconductor Corp. (Taiwan)	75,000	243,098
		40,857,846
Software – 1.8%
Dassault Systemes S.E. (France)	18,635	3,393,313
HCL Technologies Ltd. (India)	179,539	1,687,991
Mail.Ru Group Ltd. GDR (Russia)(a)*	13,713	361,800

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Software (Continued)
Open Text Corp. (Canada)	65,900	$2,966,226
SAP S.E. ADR (Germany)	45,174	7,192,604
		15,601,934
Telecommunications – 1.1%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	137,890	1,742,930
Bharti Infratel Ltd. (India)	259,366	665,146
China Mobile Ltd. ADR (China)	114,806	3,910,292
Mobile TeleSystems PJSC ADR (Russia)	151,016	1,338,002
Telekomunikasi Indonesia Persero Tbk PT ADR (Indonesia)	64,554	1,324,002
Vodacom Group Ltd. (South Africa)	84,996	638,598
		9,618,970
Transportation – 0.3%
Canadian National Railway Co. (Canada)	22,401	2,190,594
Kuehne + Nagel International A.G. (Switzerland)(a)*	4,460	768,845
		2,959,439
Total Common Stocks (Cost $563,521,039)		594,712,922

Preferred Stocks – 1.4%
Banks – 0.6%
Banco Bradesco S.A., 7.94% (Brazil)(d)	136,252	582,458
Itau Unibanco Holding S.A., 0.70% (Brazil)(d)	281,856	1,453,437
Itau Unibanco Holding S.A. ADR, 0.69% (Brazil)(d)	647,195	3,300,694
		5,336,589
Chemicals – 0.1%
FUCHS PETROLUB S.E., 2.65% (Germany)(d)	23,387	1,021,260
Household Products/Wares – 0.2%
Henkel A.G. & Co. KGaA, 2.18% (Germany)(d)	18,800	1,848,507
	Number of Shares	Value
Semiconductors – 0.5%
Samsung Electronics Co. Ltd., 2.84% (South Korea)(d)	14,245	$594,983
Samsung Electronics Co. Ltd. GDR, 2.77% (South Korea)(a)(d)	3,199	3,280,726
		3,875,709
Total Preferred Stocks (Cost $11,760,551)		12,082,065

Investment Companies – 26.4%
iShares Global Energy ETF	1,411,667	26,567,573
iShares MSCI Mexico ETF	336,207	10,936,814
iShares MSCI South Korea ETF	293,750	17,701,375
iShares MSCI United Kingdom ETF	2,389,191	61,951,723
JPMorgan BetaBuilders Japan ETF	3,777,085	85,399,892
Xtrackers MSCI Europe Hedged Equity ETF	913,944	24,621,651
Total Investment Companies (Cost $240,780,515)		227,179,028

Short-Term Investments – 2.1%
Money Market Fund – 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(e)	17,934,484	17,934,484
Total Short-Term Investments (Cost $17,934,484)		17,934,484
Total Investments – 99.2% (Cost $833,996,589)		851,908,499
Other Assets less Liabilities – 0.8%		6,661,777
NET ASSETS – 100.0%		$858,570,276

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
(c)	Amount rounds to less than 0.05%.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	7-day current yield as of July 31, 2020 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
Concentration by Currency (%)
U.S. Dollar	38.6
Euro	18.7
British Pound	8.5
Hong Kong Dollar	5.5
All other currencies less than 5%	28.7
Total	100.0

Country Diversification (%)
United States	26.8
Germany	8.6
United Kingdom	8.1
China	7.1
France	5.5
Switzerland	5.3
All other countries less than 5%	38.6
Total	100.0
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/16/20	U.S. Dollars	2,455,466	Swiss Francs	2,317,000	Northern Trust	$(88,624)
Net Unrealized Depreciation						$(88,624)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$105,961,523	$488,751,399	$—	$594,712,922
Preferred Stocks	5,336,589	6,745,476	—	12,082,065
Investment Companies	227,179,028	—	—	227,179,028
Short-Term Investments	17,934,484	—	—	17,934,484
Total Investments	$356,411,624	$495,496,875	$—	$851,908,499

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Liabilities:
Forward foreign currency exchange contracts	$—	$(88,624)	$—	$(88,624)
Total Derivative Financial Instruments	$—	$(88,624)	$—	$(88,624)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Number of Shares	Value
Common Stocks – 45.0%
Agriculture – 1.7%
British American Tobacco PLC ADR (United Kingdom)	79,350	$2,662,192
Imperial Brands PLC (United Kingdom)	110,675	1,843,935
		4,506,127
Auto Manufacturers – 1.5%
Toyota Motor Corp. ADR (Japan)	33,580	4,007,437
Auto Parts & Equipment – 0.5%
Cie Generale des Etablissements Michelin S.C.A. (France)	13,385	1,386,232
Banks – 4.2%
BNP Paribas S.A. (France)*	81,080	3,271,073
JPMorgan Chase & Co.	48,822	4,718,158
United Overseas Bank Ltd. (Singapore)	198,745	2,798,232
		10,787,463
Building Materials – 2.3%
Johnson Controls International PLC	73,465	2,826,933
Xinyi Glass Holdings Ltd. (Hong Kong)	2,081,765	3,054,261
		5,881,194
Cosmetics/Personal Care – 1.1%
Unilever N.V. (United Kingdom)(a)	46,740	2,759,062
Electric – 7.1%
Duke Energy Corp.	45,057	3,818,130
Enel S.p.A. (Italy)	498,000	4,561,942
Iberdrola S.A. (Spain)	381,015	4,924,728
NextEra Energy, Inc.	17,590	4,937,513
		18,242,313
Forest Products & Paper – 2.4%
Smurfit Kappa Group PLC (Ireland)	92,390	3,121,221
Smurfit Kappa Group PLC (Euronext Dublin Exchange) (Ireland)	18,210	604,220
UPM-Kymmene OYJ (Finland)	90,535	2,416,711
		6,142,152
Healthcare - Services – 1.3%
Sonic Healthcare Ltd. (Australia)	151,350	3,465,099
	Number of Shares	Value
Insurance – 3.6%
Allianz S.E. (Germany)(a)	12,292	$2,550,273
Ping An Insurance Group Co. of China Ltd., Class H (China)	288,500	3,044,029
Zurich Insurance Group A.G. (Switzerland)	9,705	3,588,938
		9,183,240
Mining – 0.4%
MMC Norilsk Nickel PJSC ADR (Russia)	42,500	1,120,725
Oil & Gas – 0.4%
LUKOIL PJSC ADR (Russia)	14,085	964,400
Pharmaceuticals – 4.7%
GlaxoSmithKline PLC (United Kingdom)	196,170	3,907,768
Novartis A.G. ADR (Switzerland)	47,551	3,905,839
Sanofi ADR (France)	79,710	4,180,790
		11,994,397
Real Estate Investment Trusts – 4.2%
Ascendas Real Estate Investment Trust (Singapore)	1,481,650	3,835,199
Embassy Office Parks REIT (India)	586,800	2,805,480
Healthpeak Properties, Inc.	34,950	953,786
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,529,160	3,159,319
		10,753,784
Semiconductors – 2.8%
Intel Corp.	35,665	1,702,290
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	378,055	5,502,063
		7,204,353
Telecommunications – 6.0%
AT&T, Inc.	125,430	3,710,220
BCE, Inc. (Canada)	85,695	3,593,191
Cisco Systems, Inc.	91,010	4,286,571
Softbank Corp. (Japan)	290,395	3,887,287
		15,477,269
Transportation – 0.8%
Globaltrans Investment PLC GDR (Russia)(a)	334,640	2,003,376
Total Common Stocks (Cost $109,969,508)		115,878,623

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value

Investment Companies – 52.3%
Global X MLP & Energy Infrastructure ETF	625,367	$15,552,877
Global X U.S. Preferred ETF	333,321	8,216,363
iShares Broad USD High Yield Corporate Bond ETF	817,167	32,711,195
iShares MSCI United Kingdom ETF	495,461	12,847,304
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	772,369	16,576,777
Schwab Intermediate-Term U.S. Treasury ETF	47,757	2,815,753
SPDR Bloomberg Barclays Convertible Securities ETF	201,954	13,104,795
Vanguard Intermediate-Term Corporate Bond ETF	70,148	6,792,431
Vanguard Long-Term Corporate Bond ETF	63,592	7,127,391
	Number of Shares	Value

Vanguard Long-Term Treasury ETF	180,078	$18,753,323
Total Investment Companies (Cost $131,968,968)		134,498,209

Short-Term Investments – 2.4%
Money Market Fund – 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(b)	6,238,158	6,238,158
Total Short-Term Investments (Cost $6,238,158)		6,238,158
Total Investments – 99.7% (Cost $248,176,634)		256,614,990
Other Assets less Liabilities – 0.3%		668,139
NET ASSETS – 100.0%		$257,283,129

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	7-day current yield as of July 31, 2020 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
Concentration by Currency (%)
U.S. Dollar	66.1
Euro	15.3
All other currencies less than 5%	18.6
Total	100.0

Country Diversification (%)
United States	56.3
Germany	7.4
All other countries less than 5%	36.3
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	$53,306,556	$62,572,067	$—	$115,878,623
Investment Companies	134,498,209	—	—	134,498,209
Short-Term Investments	6,238,158	—	—	6,238,158
Total Investments	$194,042,923	$62,572,067	$—	$256,614,990
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 112.5%
Asset-Backed Securities – 9.2%
Automobile – 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(b)	$740,000	$758,037
Hertz Vehicle Financing II L.P., Series 2018-1A, Class A, 3.29%, 2/25/24(b)	238,952	239,041
		997,078
Commercial Mortgage-Backed Securities – 2.8%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	880,000	828,885
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	113,000	113,299
BANK,
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	112,816
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	570,980

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.27%), 0.44%, 4/25/36(b)(d)	418,457	371,482
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.43%, 1/12/45(c)	92,966	92,964
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	756,673
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	454,509
Series 2019-B9, Class XA, 1.05%, 3/15/52(c)	2,887,758	207,865
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	585,777

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 1.42%, 7/15/35(b)(d)	1,190,000	1,133,294
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BXP Trust, Series 2017-GM, Class D, 3.43%, 6/13/39(b)(c)	$370,000	$384,968
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M USD LIBOR + 1.07%, 1.07% Floor), 1.24%, 12/15/37(b)(d)	590,000	588,698
Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.93%, 12/15/37(b)(d)	100,000	99,380

CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	101,506
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.75%, 1/10/36(b)(c)	500,000	509,851
Series 2019-SMRT, Class E, 4.75%, 1/10/36(b)(c)	500,000	500,560
Series 2019-SST2, Class A, (1M USD LIBOR + 0.92%, 0.92% Floor), 1.09%, 12/15/36(b)(d)	300,000	293,936
Series 2016-P3, Class D, 2.80%, 4/15/49(b)	62,515	35,847
Series 2016-C1, Class D, 4.95%, 5/10/49(b)(c)	250,000	184,518
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	474,582

CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	486,517
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	347,415
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.68%, 4/15/36(b)(d)(e)	500,000	480,649
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28(b)(c)	100,000	98,012
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class E, (1M USD LIBOR + 1.50%, 1.75% Floor), 1.75%, 7/15/32(b)(d)	110,000	107,508

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust,
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 1.27%, 12/15/36(b)(d)	$960,000	$895,483
Series 2019-BOCA, Class A, (1M USD LIBOR + 1.20%, 1.20% Floor), 1.37%, 6/15/38(b)(d)	100,000	97,248
Series 2019-BOCA, Class B, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.67%, 6/15/38(b)(d)	620,000	579,587
Series 2019-BOCA, Class C, (1M USD LIBOR + 1.73%, 1.73% Floor), 1.91%, 6/15/38(b)(d)	530,000	490,143
GS Mortgage Securities Trust,
Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	48,325
Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	269,870
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.67%, 12/15/36(b)(d)	710,000	674,524
Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	265,278

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.21%, 4/20/48(b)(c)	344,740	349,307
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5, 3.64%, 10/15/48	450,000	499,733
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.40%, 1.40% Floor), 1.57%, 5/15/36(b)(d)	410,000	391,304
Series 2019-L2, Class XA, 1.03%, 3/15/52(c)	2,563,506	185,792

PFP Ltd., Series 2019-5, Class A, (1M USD LIBOR + 0.97%, 0.97% Floor), 1.15%, 4/14/36(b)(d)(e)	292,780	284,049
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, (1M USD LIBOR + 0.95%, 1.94% Floor), 1.94%, 6/15/33(b)(d)	$1,273,773	$1,248,296
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class A4, 3.54%, 5/15/48	240,000	264,185
Series 2015-P2, Class D, 3.24%, 12/15/48(b)	250,000	182,897
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	354,094
		17,002,606
Home Equity – 0.1%
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.59%, 3/25/36(c)	65,870	51,590
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.52% Floor), 0.95%, 11/25/34(d)	367,231	364,021
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 0.54%, 8/25/35(d)	374,462	351,219
		766,830
Other – 4.1%
AGL CLO 6 Ltd., Series 2020-6A, Class A1, (3M USD LIBOR + 1.95%), 7/20/31(b)(d)(f)	290,000	290,000
Ajax Mortgage Loan Trust,
Series 2018-G, Class A, 4.38%, 6/25/57(b)(c)	71,393	71,256
Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	363,918	369,400
Series 2018-F, Class A, 4.38%, 11/25/58(b)(c)	169,379	176,430
Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	441,925	448,545

Allegro CLO IV Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 1.15%), 1.43%, 1/15/30(b)(d)	247,282	243,094
Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.66%, 1/19/33(b)(d)	250,000	247,582

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

ALM VII Ltd., Series 2012-7A, Class A1A2, (3M USD LIBOR + 1.17%, 1.17% Floor), 1.45%, 7/15/29(b)(d)	$250,000	$247,032
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.67%, 9/25/35(d)	325,504	324,170
AMMC CLO LTD., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 1.50%, 11/02/30(b)(d)	250,000	246,778
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 1.52%, 10/13/30(b)(d)	500,000	493,349
Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3M USD LIBOR + 1.47%, 1.47% Floor), 1.73%, 4/24/29(b)(d)	98,604	97,620
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/07/49(b)	380,000	326,705
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.19%), 1.46%, 4/17/26(b)(d)	47,385	47,253
Atrium IX, (3M USD LIBOR + 1.24%), 1.61%, 5/28/30(b)(d)	500,000	494,051
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 1.10%), 1.35%, 4/25/26(b)(d)	98,193	97,783
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.26%, 1/20/31(b)(d)	250,000	240,701
Ballyrock CLO Ltd.,
Series 2019-2, Class A1B, (3M USD LIBOR + 1.75%, 1.75% Floor), 2.13%, 11/20/30(b)(d)	250,000	248,174
Series 2018-1A, Class A1, (3M USD LIBOR + 1.00%), 1.27%, 4/20/31(b)(d)	250,000	245,468
	Par(a)	Value
Other (Continued)
Battalion CLO X Ltd.,
Series 2016-10A, Class A1R, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.51%, 1/24/29(b)(d)	$310,000	$306,276
Series 2016-10A, Class A2R, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.06%, 1/24/29(b)(d)	260,000	254,650

Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 0.62%, 9/25/37(b)(d)	473,810	428,158
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24(b)	500,000	504,112
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (3M USD LIBOR + 1.75%), 2.03%, 7/15/29(b)(d)	500,000	493,853
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.52%, 1/20/29(b)(d)	500,000	495,603
BlueMountain CLO Ltd.,
Series 2013-1A, Class A1R2, (3M USD LIBOR + 1.23%, 1.23% Floor), 1.50%, 1/20/29(b)(d)	492,520	486,174
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.27%, 4/20/31(b)(d)	250,000	244,365

California Street CLO XII Ltd., Series 2013-12A, Class AR, (3M USD LIBOR + 1.03%), 1.31%, 10/15/25(b)(d)	105,869	104,914
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.25%, 7/28/28(b)(d)	250,000	245,032
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 1.44%, 5/15/31(b)(d)	729,370	710,632

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 1.29%, 7/27/31(b)(d)	$247,958	$241,908

CIFC Funding Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.65%, 1.65% Floor), 8/24/32(b)(d)(f)	250,000	250,000
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 2.67%, 7/25/37(d)	500,000	496,729
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class A1N, (3M USD LIBOR + 1.70%, 1.70% Floor), 7/20/31(b)(d)(e)(f)	260,000	260,000
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, (3M USD LIBOR + 1.40%), 1.67%, 7/20/28(b)(d)	350,000	338,920
Cutwater Ltd., Series 2014-1A, Class A1AR, (3M USD LIBOR + 1.25%), 1.53%, 7/15/26(b)(d)	133,572	132,992
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3M USD LIBOR + 0.90%), 1.18%, 10/15/27(b)(d)	449,251	444,756
Elm CLO,
Series 2014-1A, Class ARR, (3M USD LIBOR + 1.17%), 1.44%, 1/17/29(b)(d)	250,000	247,345
Series 2014-1A, Class BRR, (3M USD LIBOR + 1.75%), 2.02%, 1/17/29(b)(d)	250,000	244,752
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.20% Floor), 1.97%, 10/25/33(d)	412,038	405,556
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.12%, 0.12% Floor), 0.29%, 10/25/36(d)	33,610	25,097
	Par(a)	Value
Other (Continued)

Flatiron CLO 17 Ltd., Series 2017-1A, Class A, (3M USD LIBOR + 1.25%), 1.64%, 5/15/30(b)(d)	$300,000	$296,451
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, (3M USD LIBOR + 1.22%), 1.48%, 7/24/30(b)(d)	250,000	245,575
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.28%, 0.28% Floor), 0.45%, 8/25/36(d)	743,408	730,425
ICG U.S. CLO Ltd., Series 2015-2RA, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.64%, 1/16/33(b)(d)	500,000	490,941
JFIN CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 0.95%), 1.22%, 4/21/25(b)(d)	111,542	110,857
KKR CLO 16 Ltd.,
Series 16, Class A2R, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.07%, 1/20/29(b)(d)	250,000	244,652
Series 16, Class A1R, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.52%, 1/20/29(b)(d)	250,000	246,078

KKR CLO Ltd., Series 21, Class A, (3M USD LIBOR + 1.00%), 1.28%, 4/15/31(b)(d)	250,000	240,643
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 1.35%, 7/16/31(b)(d)	250,000	243,283
LCM XXIV Ltd., Series 24A, Class A, (3M USD LIBOR + 1.31%, 1.31% Floor), 1.58%, 3/20/30(b)(d)	750,000	736,444
Legacy Mortgage Asset Trust,
Series 2019-SL1, Class A, 4.00%, 12/28/54(b)	258,720	260,603
Series 2019-GS5, Class A1, (Step to 6.20% on 8/25/22), 3.20%, 5/25/59(b)(g)	895,607	890,389

Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.15%, 0.15% Floor), 0.32%, 7/25/36(d)	871,773	418,492

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3M USD LIBOR + 1.16%), 1.42%, 7/23/29(b)(d)	$500,000	$493,871
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.22%, 4/19/30(b)(d)	500,000	487,374
Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, (3M USD LIBOR + 1.33%), 1.60%, 4/20/26(b)(d)	316,738	315,405
Mariner CLO Ltd., Series 2017-4A, Class A, (3M USD LIBOR + 1.21%), 1.46%, 10/26/29(b)(d)	250,000	247,007
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 1.87%, 10/20/30(b)(d)	250,000	241,488
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3M USD LIBOR + 0.87%), 1.14%, 10/20/27(b)(d)	422,160	415,980
Ocean Trails CLO IX, Series 2020-9A, Class A1, (3M USD LIBOR + 1.87%, 1.87% Floor), 10/15/29(b)(d)(f)	490,000	490,000
OFSI Fund VI Ltd., Series 2014-6A, Class BR, (3M USD LIBOR + 1.50%), 1.78%, 3/20/25(b)(d)	333,001	326,033
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (3M USD LIBOR + 0.90%), 1.17%, 10/18/26(b)(d)	3,629	3,617
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.07%, 4/20/32(b)(d)	270,000	254,972
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 1.37%, 7/16/31(b)(d)	500,000	489,829
Riserva CLO Ltd., Series 2016-3A, Class AR, (3M USD LIBOR + 1.14%), 1.41%, 10/18/28(b)(d)	250,000	247,057
	Par(a)	Value
Other (Continued)

RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 1.37%, 1/15/30(b)(d)	$250,000	$244,121
SBA Small Business Investment Cos., Series 2019-10A, Class 1, 3.11%, 3/10/29	90,295	96,834
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3M USD LIBOR + 1.40%, 1.40% Floor), 1.68%, 4/15/32(b)(d)	250,000	244,131
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 1.16%), 1.43%, 10/20/26(b)(d)	125,077	124,465
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	500,000	515,506
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	47,679	50,999
Series 2019-25G, Class 1, 2.69%, 7/01/44	77,206	83,504

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 1.30%, 4/20/31(b)(d)	410,000	398,595
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, (Step to 6.97% on 3/25/22), 3.97%, 2/25/49(b)(g)	99,538	99,495
Wellfleet CLO Ltd., Series 2020-2A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 7/15/31(b)(d)(e)(f)	260,000	260,000
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 1.21%), 1.48%, 7/20/28(b)(d)	500,000	495,315
York CLO-3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 2.02%, 10/20/29(b)(d)	500,000	486,824

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Zais CLO 13 Ltd., Series 2019-13A, Class A1A, (3M USD LIBOR + 1.49%), 1.77%, 7/15/32(b)(d)	$250,000	$247,677
Zais CLO 5 Ltd., Series 2016-2A, Class A1, (3M USD LIBOR + 1.53%), 1.81%, 10/15/28(b)(d)	488,706	481,723
		25,313,870
Student Loan – 0.4%
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(b)	510,000	529,298
Navient Student Loan Trust,
Series 2015-1, Class A2, (1M USD LIBOR + 0.60%), 0.77%, 4/25/40(d)	117,652	114,748
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 1.32%, 7/26/66(b)(d)	260,000	256,409
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 1.22%, 12/27/66(b)(d)	119,331	117,038

SLM Student Loan Trust, Series 2006-10, Class A6, (3M USD LIBOR + 0.15%), 0.40%, 3/25/44(d)	299,232	279,332
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(b)	660,000	695,084
Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	250,000	258,899
Series 2018-D, Class A2FX, 3.60%, 2/25/48(b)	200,000	209,964
		2,460,772
Whole Loan – 1.6%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.27% Floor, 11.00% Cap), 0.71%, 11/25/35(d)	302,034	294,591
	Par(a)	Value
Whole Loan (Continued)
CSMC, Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(g)	$568,391	$574,771
CSMC Trust, Series 2019-RPL8, Class A1, 3.32%, 10/25/58(b)(c)	557,564	562,495
FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, (1M USD LIBOR + 4.00%), 4.17%, 8/25/24(d)	129,568	130,218
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 5.07%, 11/25/24(d)	196,723	198,316
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.17%, 9/25/28(d)	479,335	492,477
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.47%, 10/25/28(d)	409,863	415,994
Series 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.42%, 1/25/29(d)	209,353	210,920
Series 2017-C03, Class 1M1, (1M USD LIBOR + 0.95%), 1.12%, 10/25/29(d)	28,773	28,757

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	447,024	499,777
Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.25% Floor, 11.50% Cap), 0.67%, 5/25/37(b)(d)	323,634	310,500
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	725,618	395,205
Series 2007-2, Class A2, 6.25%, 1/25/38	499,516	388,797
MCM Trust,
Series 2018-NPL2, Class A, (Step to 7.00% on 1/25/22), 4.00%, 10/25/28(b)(g)	73,459	71,333
Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)	652,053	202,661

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.71%, 2/25/34(c)	$388,848	$384,607
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 3.51%, 12/26/46(b)(d)	238,440	237,244
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	1,147,269	1,241,661
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	473,932	479,515
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(c)	579,087	608,012
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.92%, 5/25/59(b)	470,615	478,086
Series 2020-2, Class A1, 1.66%, 5/25/60(b)	620,292	633,261

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 0.85%, 6/25/44(d)	545,409	534,629
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.68%, 2/25/38(b)(c)	197,985	68,728
WaMu Mortgage Pass-Through Certificate, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 2.20%, 10/25/46(d)	411,081	363,710
		9,806,265
Total Asset-Backed Securities (Cost $56,866,890)		56,347,421

Corporate Bonds – 28.4%
Advertising – 0.0%(h)
Interpublic Group of (The) Cos., Inc., 5.40%, 10/01/48	38,000	46,461
Lamar Media Corp.,
5.75%, 2/01/26	29,000	30,459
3.75%, 2/15/28(b)	5,000	5,044
	Par(a)	Value
Advertising (Continued)

Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/24	$10,000	$11,074
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)	56,000	54,831
4.63%, 3/15/30(b)	5,000	4,675
		152,544
Aerospace/Defense – 1.4%
Boeing (The) Co.,
4.51%, 5/01/23	63,000	65,915
4.87%, 5/01/25	572,000	618,993
3.10%, 5/01/26	40,000	40,178
2.70%, 2/01/27	30,000	28,973
2.80%, 3/01/27	40,000	39,125
3.20%, 3/01/29	130,000	128,855
5.15%, 5/01/30	170,000	185,478
3.25%, 2/01/35	290,000	271,213
5.70%, 5/01/40	140,000	158,846
3.65%, 3/01/47	12,000	10,691
3.75%, 2/01/50	50,000	45,482
5.80%, 5/01/50	330,000	387,604
5.93%, 5/01/60	186,000	223,212
General Dynamics Corp.,
3.75%, 5/15/28	34,000	40,616
3.63%, 4/01/30	140,000	168,637
4.25%, 4/01/40	10,000	13,243
4.25%, 4/01/50	405,000	565,619

Howmet Aerospace, Inc., 6.87%, 5/01/25	55,000	62,461
L3Harris Technologies, Inc.,
3.95%, 5/28/24	115,000	126,532
3.85%, 12/15/26	145,000	167,588
4.40%, 6/15/28	332,000	403,294
5.05%, 4/27/45	20,000	28,451
Lockheed Martin Corp.,
3.55%, 1/15/26	120,000	137,837
1.85%, 6/15/30	17,000	17,977
3.60%, 3/01/35	132,000	164,157
6.15%, 9/01/36	22,000	34,088
3.80%, 3/01/45	63,000	82,303
4.70%, 5/15/46	42,000	61,404
2.80%, 6/15/50	135,000	152,203
Northrop Grumman Corp.,
2.93%, 1/15/25	207,000	225,383
3.25%, 1/15/28	472,000	539,713
4.03%, 10/15/47	79,000	102,039
5.25%, 5/01/50	580,000	881,329

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Aerospace/Defense (Continued)
Raytheon Technologies Corp.,
3.65%, 8/16/23		$8,000	$8,682
3.20%, 3/15/24(b)		420,000	455,554
3.15%, 12/15/24(b)		105,000	114,071
3.95%, 8/16/25		100,000	115,834
7.20%, 8/15/27(b)		26,000	35,528
7.00%, 11/01/28(b)		90,000	125,646
4.13%, 11/16/28		122,000	146,591
7.50%, 9/15/29		15,000	22,177
2.15%, 5/18/30	EUR	130,000	170,900
2.25%, 7/01/30		292,000	312,205
5.40%, 5/01/35		22,000	30,751
4.50%, 6/01/42		30,000	40,112
4.20%, 12/15/44(b)		35,000	42,548
4.15%, 5/15/45		10,000	12,734
4.63%, 11/16/48		40,000	56,434
3.13%, 7/01/50		190,000	219,433
TransDigm, Inc.,
8.00%, 12/15/25(b)		140,000	151,900
6.25%, 3/15/26(b)		346,000	365,030
			8,605,569
Agriculture – 0.6%
Altria Group, Inc.,
3.49%, 2/14/22		100,000	104,556
2.85%, 8/09/22		70,000	73,155
4.00%, 1/31/24		80,000	88,635
3.80%, 2/14/24		60,000	65,949
2.35%, 5/06/25		30,000	31,912
4.40%, 2/14/26		533,000	619,900
4.80%, 2/14/29		458,000	552,002
3.12%, 6/15/31	EUR	105,000	140,261
5.80%, 2/14/39		313,000	410,066
5.95%, 2/14/49		185,000	261,648
6.20%, 2/14/59		60,000	86,157

Cargill, Inc., 1.37%, 7/23/23(b)		110,000	112,535
Darling Ingredients, Inc., 5.25%, 4/15/27(b)		23,000	24,553
Philip Morris International, Inc.,
2.50%, 8/22/22		330,000	344,019
1.13%, 5/01/23		70,000	71,246
2.10%, 5/01/30		70,000	74,139
1.45%, 8/01/39	EUR	200,000	234,526
4.50%, 3/20/42		60,000	77,726
			3,372,985
	Par(a)	Value
Airlines – 0.2%
Alaska Airlines Pass Through Trust, Series 2020, Class A, 4.80%, 8/15/27(b)	$305,000	$314,836
American Airlines Pass Through Trust,
Series 2015-2, Class B, 4.40%, 9/22/23	18,886	13,601
Series 2016-1, Class B, 5.25%, 1/15/24	108,273	72,517
Series 2017-1, Class B, 4.95%, 2/15/25	16,318	12,275
Series 2016-3, Class B, 3.75%, 10/15/25	1,558	1,113
Series 2017-2, Class B, 3.70%, 10/15/25	27,923	19,043
Series 2015-2, Class AA, 3.60%, 9/22/27	14,590	13,617
Series 2016-1, Class AA, 3.58%, 1/15/28	80,937	76,820
Series 2019-1, Class B, 3.85%, 2/15/28	77,878	50,047
Series 2016-2, Class AA, 3.20%, 6/15/28	24,960	23,476
Series 2016-3, Class AA, 3.00%, 10/15/28	40,647	38,117
Series 2017-1, Class AA, 3.65%, 2/15/29	22,165	21,169
Series 2019-1, Class AA, 3.15%, 2/15/32	73,845	68,879

Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 4/25/24	124,000	124,383
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.62%, 9/03/22	5,228	4,692
Series 2016-2, Class B, 3.65%, 10/07/25	3,143	2,310
Series 2016-1, Class B, 3.65%, 1/07/26	9,431	7,018
Series 2015-1, Class AA, 3.45%, 12/01/27	807	790
Series 2019-2, Class B, 3.50%, 5/01/28	61,000	43,012
Series 2016-1, Class AA, 3.10%, 7/07/28	2,525	2,405
Series 2016-2, Class AA, 2.88%, 10/07/28	19,093	17,924
Series 2018-1, Class AA, 3.50%, 3/01/30	16,794	15,744
Series 2019-2, Class AA, 2.70%, 5/01/32	60,000	54,992
		998,780

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Apparel – 0.2%
Hanesbrands, Inc.,
4.63%, 5/15/24(b)		$39,000	$41,250
4.87%, 5/15/26(b)		8,000	8,720
NIKE, Inc.,
2.40%, 3/27/25		60,000	64,947
2.75%, 3/27/27		396,000	442,635
2.85%, 3/27/30		100,000	113,497
3.25%, 3/27/40		70,000	82,607
3.38%, 3/27/50		240,000	291,406

Under Armour, Inc., 3.25%, 6/15/26		5,000	4,669
William Carter (The) Co., 5.62%, 3/15/27(b)		23,000	24,495
			1,074,226
Auto Manufacturers – 0.4%
General Motors Co.,
4.87%, 10/02/23		210,000	228,551
5.00%, 4/01/35		3,000	3,299
6.60%, 4/01/36		2,000	2,436
5.40%, 4/01/48		11,000	12,287
5.95%, 4/01/49		94,000	112,613
General Motors Financial Co., Inc.,
5.20%, 3/20/23		349,000	379,543
4.15%, 6/19/23		75,000	79,106
5.10%, 1/17/24		134,000	146,727
3.50%, 11/07/24		62,000	65,136
4.00%, 1/15/25		88,000	93,669
4.35%, 4/09/25		101,000	109,087
2.75%, 6/20/25		216,000	222,865
0.85%, 2/26/26	EUR	100,000	108,341
Hyundai Capital America,
3.95%, 2/01/22(b)		247,000	256,374
2.38%, 2/10/23(b)		245,000	249,694

Toyota Motor Credit Corp., 3.37%, 4/01/30		116,000	137,664
			2,207,392
Auto Parts & Equipment – 0.0%(h)
American Axle & Manufacturing, Inc., 6.25%, 4/01/25		27,000	27,894
Banks – 5.9%
Bank of America Corp.,
(3M USD LIBOR + 0.37%), 2.74%, 1/23/22(i)		281,000	283,868
(3M USD LIBOR + 0.63%), 3.50%, 5/17/22(i)		50,000	51,169
3.30%, 1/11/23		270,000	288,349
(3M USD LIBOR + 1.02%), 2.88%, 4/24/23(i)		10,000	10,378
	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(3M USD LIBOR + 0.79%), 3.00%, 12/20/23(i)	$141,000	$148,597
(3M USD LIBOR + 0.94%), 3.86%, 7/23/24(i)	118,000	128,854
4.20%, 8/26/24	316,000	354,156
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(i)	136,000	144,323
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	3,000	3,311
4.45%, 3/03/26	153,000	176,937
(SOFR + 1.15%), 1.32%, 6/19/26(i)	128,000	129,557
4.25%, 10/22/26	340,000	391,604
(3M USD LIBOR + 1.06%), 3.56%, 4/23/27(i)	60,000	67,569
4.18%, 11/25/27	13,000	14,980
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(i)	294,000	336,485
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(i)(j)	131,000	139,842
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(i)	391,000	447,311
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(i)	239,000	272,374
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(i)	953,000	1,076,787
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(i)	266,000	309,646
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(i)	4,000	4,764
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(i)	960,000	1,130,072
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(i)	66,000	73,710
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(i)	21,000	23,096
(SOFR + 2.15%), 2.59%, 4/29/31(i)	431,000	462,333
(SOFR + 1.53%), 1.90%, 7/23/31(i)	30,000	30,495
(SOFR + 1.93%), 2.68%, 6/19/41(i)	307,000	326,910
5.00%, 1/21/44	170,000	244,917
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(i)	30,000	41,117
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(i)	450,000	584,454
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	60,000	62,763
2.45%, 8/17/26	20,000	21,946
(3M USD LIBOR + 3.13%), 4.62%, 9/20/26(i)(j)	136,000	140,412

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
Bank of New York Mellon (The) Corp.,
(3M USD LIBOR + 1.07%), 3.44%, 2/07/28(i)	$89,000	$103,222
Citigroup, Inc.,
(3M USD LIBOR + 0.95%), 2.88%, 7/24/23(i)	80,000	83,453
(SOFR + 1.67%), 1.68%, 5/15/24(i)	120,000	123,462
4.40%, 6/10/25	105,000	119,129
5.50%, 9/13/25	120,000	143,051
4.60%, 3/09/26	106,000	122,992
(SOFR + 2.75%), 3.11%, 4/08/26(i)	80,000	86,965
3.20%, 10/21/26	77,000	85,498
(3M USD LIBOR + 1.56%), 3.89%, 1/10/28(i)	147,000	167,996
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(i)	381,000	434,205
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(i)	390,000	439,568
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(i)	320,000	373,464
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(i)	550,000	645,077
(SOFR + 1.42%), 2.98%, 11/05/30(i)	278,000	304,466
(SOFR + 3.91%), 4.41%, 3/31/31(i)	290,000	353,424
(SOFR + 2.11%), 2.57%, 6/03/31(i)	515,000	547,534
8.12%, 7/15/39	580,000	1,049,767
4.65%, 7/23/48	30,000	42,167

Citizens Financial Group, Inc., 3.25%, 4/30/30	58,000	65,829
Discover Bank, 4.65%, 9/13/28	300,000	352,970
Fifth Third Bancorp, 3.65%, 1/25/24	23,000	25,216
Goldman Sachs Group (The), Inc.,
(3M USD LIBOR + 0.82%), 2.88%, 10/31/22(i)	230,000	236,054
3.20%, 2/23/23	40,000	42,552
3.63%, 2/20/24	120,000	131,354
4.00%, 3/03/24	40,000	44,438
3.85%, 7/08/24	30,000	33,213
3.50%, 1/23/25	154,000	169,336
3.50%, 4/01/25	634,000	702,503
3.50%, 11/16/26	40,000	44,628
3.85%, 1/26/27	213,000	242,433
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(i)	331,000	377,297
	Par(a)	Value
Banks (Continued)
Goldman Sachs Group (The), Inc.,
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(i)	$1,530,000	$1,810,676
4.80%, 7/08/44	7,000	9,607
5.15%, 5/22/45	110,000	152,446
4.75%, 10/21/45	460,000	635,718
JPMorgan Chase & Co.,
4.35%, 8/15/21	69,000	71,831
(3M USD LIBOR + 0.70%), 3.21%, 4/01/23(i)	85,000	88,780
(SOFR + 1.46%), 1.51%, 6/01/24(i)	310,000	317,471
(3M USD LIBOR + 0.89%), 3.80%, 7/23/24(i)	200,000	217,969
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(i)	1,156,000	1,278,964
(3M USD LIBOR + 1.16%), 3.22%, 3/01/25(i)	241,000	260,886
3.90%, 7/15/25	112,000	127,565
(SOFR + 1.59%), 2.01%, 3/13/26(i)	423,000	441,375
(SOFR + 1.85%), 2.08%, 4/22/26(i)	314,000	329,639
4.12%, 12/15/26	5,000	5,859
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(i)	305,000	351,021
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(i)	315,000	361,724
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(i)	263,000	298,813
(SOFR + 1.89%), 2.18%, 6/01/28(i)	68,000	71,398
(3M USD LIBOR + 1.12%), 4.01%, 4/23/29(i)	10,000	11,759
(3M USD LIBOR + 1.26%), 4.20%, 7/23/29(i)	58,000	69,234
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(i)	889,000	1,080,025
(SOFR + 2.04%), 2.52%, 4/22/31(i)	310,000	334,427
4.95%, 6/01/45	220,000	319,247
(SOFR + 2.44%), 3.11%, 4/22/51(i)	363,000	411,602

KeyBank N.A., 3.38%, 3/07/23	250,000	267,894
KeyCorp,
4.15%, 10/29/25	18,000	20,862
4.10%, 4/30/28	2,000	2,368
Morgan Stanley,
3.88%, 4/29/24	411,000	458,305
3.70%, 10/23/24	110,000	122,917
(SOFR + 1.15%), 2.72%, 7/22/25(i)	130,000	139,095

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
Morgan Stanley,
4.00%, 7/23/25	$160,000	$184,453
3.88%, 1/27/26	274,000	314,650
(SOFR + 1.99%), 2.19%, 4/28/26(i)	584,000	615,010
3.63%, 1/20/27	515,000	592,889
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(i)	23,000	26,303
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(i)	110,000	127,571
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	355,000	431,658
(SOFR + 1.14%), 2.70%, 1/22/31(i)	410,000	447,019
(SOFR + 3.12%), 3.62%, 4/01/31(i)	463,000	541,698
(SOFR + 4.84%), 5.60%, 3/24/51(i)	40,000	63,816

National Securities Clearing Corp., 1.20%, 4/23/23(b)	250,000	255,030
Northern Trust Corp., 1.95%, 5/01/30	43,000	45,580
State Street Corp.,
(3M USD LIBOR + 2.54%), 5.62%, 12/15/23(i)(j)	292,000	289,810
3.55%, 8/18/25	25,000	28,602
2.65%, 5/19/26	18,000	19,986
(SOFR + 2.65%), 3.15%, 3/30/31(b)(i)	3,000	3,461
U.S. Bancorp,
1.45%, 5/12/25	250,000	259,370
3.15%, 4/27/27	2,000	2,283
Wells Fargo & Co.,
3.75%, 1/24/24	160,000	175,346
3.55%, 9/29/25	148,000	166,465
(3M USD LIBOR + 0.83%), 2.41%, 10/30/25(i)	56,000	58,930
3.00%, 4/22/26	212,000	232,202
(SOFR + 2.00%), 2.19%, 4/30/26(i)	200,000	208,955
3.00%, 10/23/26	81,000	88,771
4.30%, 7/22/27	270,000	310,768
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(i)	383,000	429,279
(SOFR + 2.10%), 2.39%, 6/02/28(i)	163,000	170,759
4.15%, 1/24/29	820,000	975,677
(3M USD LIBOR + 1.17%), 2.88%, 10/30/30(i)	371,000	402,789
(3M USD LIBOR + 1.00%), 2.57%, 2/11/31(i)	27,000	28,641
(3M USD LIBOR + 3.77%), 4.48%, 4/04/31(i)	300,000	368,408
	Par(a)	Value
Banks (Continued)
Wells Fargo & Co.,
(SOFR + 2.53%), 3.07%, 4/30/41(i)	$310,000	$338,615
4.40%, 6/14/46	40,000	50,034
4.75%, 12/07/46	370,000	485,014
(3M USD LIBOR + 4.24%), 5.01%, 4/04/51(i)	1,000,000	1,429,189

Wells Fargo Bank N.A., (3M USD LIBOR + 0.61%), 2.90%, 5/27/22(i)	260,000	265,078
		36,119,935
Beverages – 0.3%
Coca-Cola (The) Co.,
2.95%, 3/25/25	40,000	44,466
3.37%, 3/25/27	280,000	324,249
1.45%, 6/01/27	120,000	124,642
4.12%, 3/25/40	20,000	26,814
2.50%, 6/01/40	115,000	124,678
4.20%, 3/25/50	250,000	351,121
2.60%, 6/01/50	80,000	85,672
Keurig Dr. Pepper, Inc.,
4.06%, 5/25/23	70,000	76,617
4.42%, 5/25/25	85,000	99,354
3.40%, 11/15/25	40,000	45,219

Molson Coors Beverage Co., 4.20%, 7/15/46	37,000	38,767
PepsiCo, Inc.,
0.75%, 5/01/23	120,000	121,614
2.25%, 3/19/25	10,000	10,767
2.63%, 3/19/27	10,000	11,147
1.63%, 5/01/30	110,000	115,180
4.60%, 7/17/45	37,000	53,305
2.88%, 10/15/49	40,000	46,294
3.62%, 3/19/50	35,000	45,739
3.87%, 3/19/60	30,000	42,082
		1,787,727
Biotechnology – 0.1%
Amgen, Inc.,
2.45%, 2/21/30	104,000	112,123
4.40%, 5/01/45	177,000	238,786

Baxalta, Inc., 5.25%, 6/23/45	9,000	12,791
Biogen, Inc., 2.25%, 5/01/30	141,000	147,196
Gilead Sciences, Inc.,
4.60%, 9/01/35	32,000	43,694
4.80%, 4/01/44	25,000	35,785
4.50%, 2/01/45	77,000	106,774
4.75%, 3/01/46	100,000	144,328
		841,477

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Building Materials – 0.2%
Carrier Global Corp.,
1.92%, 2/15/23(b)		$186,000	$191,423
2.24%, 2/15/25(b)		545,000	569,291
2.49%, 2/15/27(b)		20,000	21,077
2.72%, 2/15/30(b)		170,000	179,659
2.70%, 2/15/31(b)		50,000	52,709
3.38%, 4/05/40(b)		160,000	172,883
3.58%, 4/05/50(b)		60,000	66,194

Johnson Controls International PLC, 4.63%, 7/02/44		20,000	24,338
Masonite International Corp., 5.38%, 2/01/28(b)		23,000	24,495
Owens Corning, 3.95%, 8/15/29		16,000	17,912
Standard Industries, Inc.,
6.00%, 10/15/25(b)		10,000	10,415
5.00%, 2/15/27(b)		23,000	24,437
4.75%, 1/15/28(b)		9,000	9,619

Summit Materials LLC/Summit Materials Finance Corp., 6.12%, 7/15/23		22,000	22,013
U.S. Concrete, Inc., 6.37%, 6/01/24		20,000	20,400
			1,406,865
Chemicals – 0.1%
Dow Chemical (The) Co.,
4.55%, 11/30/25		26,000	30,147
1.88%, 3/15/40	EUR	100,000	115,288

DuPont de Nemours, Inc., 4.49%, 11/15/25		168,000	196,333
Eastman Chemical Co., 4.50%, 12/01/28		27,000	31,985
Ecolab, Inc., 3.95%, 12/01/47		25,000	33,895
LYB International Finance III LLC, 4.20%, 5/01/50		48,000	55,014
RPM International, Inc.,
4.55%, 3/01/29		5,000	5,730
4.25%, 1/15/48		3,000	3,128
Sherwin-Williams (The) Co.,
4.20%, 1/15/22		205,000	213,298
2.30%, 5/15/30		101,000	107,099
4.00%, 12/15/42		18,000	20,924
			812,841
Commercial Services – 0.3%
Cintas Corp. No. 2,
2.90%, 4/01/22		20,000	20,744
3.70%, 4/01/27		20,000	23,025
	Par(a)	Value
Commercial Services (Continued)

Claremont Mckenna College, 3.38%, 1/01/50	$45,000	$51,201
Conservation Fund A Nonprofit (The) Corp., 3.47%, 12/15/29	14,000	15,299
Global Payments, Inc.,
2.65%, 2/15/25	43,000	46,057
4.80%, 4/01/26	12,000	14,273
4.45%, 6/01/28	45,000	53,682
3.20%, 8/15/29	50,000	55,747
2.90%, 5/15/30	69,000	75,697

Herc Holdings, Inc., 5.50%, 7/15/27(b)	50,000	52,875
Moody's Corp.,
2.75%, 12/15/21	2,000	2,056
4.87%, 2/15/24	78,000	88,626
3.75%, 3/24/25	64,000	72,767

Nielsen (The) Co. Luxembourg S.a.r.l., 5.00%, 2/01/25(b)	20,000	20,525
Northeastern University, 2.89%, 10/01/50	26,000	27,917
PayPal Holdings, Inc.,
1.35%, 6/01/23	90,000	92,231
2.40%, 10/01/24	35,000	37,531
1.65%, 6/01/25	155,000	161,765
2.65%, 10/01/26	104,000	115,064

President and Fellows of Harvard College, 4.87%, 10/15/40	147,000	214,810
The Ford Foundation, 2.42%, 6/01/50	35,000	37,717
United Rentals North America, Inc.,
4.63%, 10/15/25	32,000	32,920
5.87%, 9/15/26	44,000	46,970
6.50%, 12/15/26	51,000	56,610
5.50%, 5/15/27	44,000	47,355
3.88%, 11/15/27	7,000	7,350
4.88%, 1/15/28	71,000	76,236
5.25%, 1/15/30	7,000	7,665

Yale University, 1.48%, 4/15/30	76,000	78,178
		1,632,893
Computers – 0.6%
Apple, Inc.,
1.13%, 5/11/25	260,000	267,188
2.45%, 8/04/26	100,000	109,653
2.90%, 9/12/27	250,000	282,654
3.85%, 5/04/43	181,000	235,841
3.45%, 2/09/45	24,000	29,624
4.25%, 2/09/47	32,000	44,600

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Computers (Continued)
Apple, Inc.,
3.75%, 11/13/47	$33,000	$42,521
Dell International LLC/EMC Corp.,
6.02%, 6/15/26(b)	43,000	50,421
4.90%, 10/01/26(b)	36,000	40,616
6.10%, 7/15/27(b)	60,000	70,928
8.10%, 7/15/36(b)	80,000	108,577
DXC Technology Co.,
4.00%, 4/15/23	90,000	95,221
4.13%, 4/15/25	20,000	21,589
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	350,000	374,995
4.45%, 10/02/23	65,000	71,347
4.65%, 10/01/24	312,000	350,890
4.90%, 10/15/25	34,000	39,304

HP, Inc., 6.00%, 9/15/41	10,000	12,352
International Business Machines Corp.,
3.00%, 5/15/24	270,000	294,343
3.30%, 5/15/26	230,000	261,671
1.70%, 5/15/27	100,000	103,904
3.50%, 5/15/29	100,000	117,598
1.95%, 5/15/30	239,000	250,124
4.15%, 5/15/39	100,000	126,855
2.85%, 5/15/40	100,000	110,340

Leidos, Inc., 4.37%, 5/15/30(b)	181,000	211,634
Seagate HDD Cayman, 4.09%, 6/01/29(b)	70,000	74,672
		3,799,462
Cosmetics/Personal Care – 0.1%
Procter & Gamble (The) Co.,
2.45%, 3/25/25	50,000	54,435
2.80%, 3/25/27	20,000	22,624
3.00%, 3/25/30	60,000	70,768
3.55%, 3/25/40	70,000	89,821
3.60%, 3/25/50	440,000	594,627
		832,275
Distribution/Wholesale – 0.0%(h)
American Builders & Contractors Supply Co., Inc.,
5.87%, 5/15/26(b)	25,000	26,437
4.00%, 1/15/28(b)	33,000	34,320

H&E Equipment Services, Inc., 5.62%, 9/01/25	81,000	84,341
	Par(a)	Value
Distribution/Wholesale (Continued)

HD Supply, Inc., 5.38%, 10/15/26(b)	$25,000	$26,199
KAR Auction Services, Inc., 5.13%, 6/01/25(b)	40,000	40,200
Performance Food Group, Inc., 5.50%, 10/15/27(b)	44,000	45,430
		256,927
Diversified Financial Services – 0.6%
Air Lease Corp., 3.38%, 7/01/25	70,000	71,066
American Express Co.,
2.50%, 7/30/24	551,000	590,355
4.20%, 11/06/25	181,000	212,858
3.13%, 5/20/26	83,000	93,873
Capital One Financial Corp.,
3.50%, 6/15/23	40,000	43,044
3.90%, 1/29/24	79,000	86,485

Charles Schwab (The) Corp., 3.20%, 3/02/27	44,000	49,814
Discover Financial Services, 4.50%, 1/30/26	30,000	34,483
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	206,509
Intercontinental Exchange, Inc.,
3.10%, 9/15/27	22,000	25,132
3.75%, 9/21/28	99,000	118,058

International Lease Finance Corp., 5.87%, 8/15/22	230,000	248,367
Mastercard, Inc.,
2.95%, 6/01/29	153,000	175,310
3.35%, 3/26/30	202,000	241,414
3.85%, 3/26/50	200,000	266,498
Nationstar Mortgage Holdings, Inc.,
8.12%, 7/15/23(b)	40,000	41,592
9.12%, 7/15/26(b)	33,000	35,897
Navient Corp.,
6.50%, 6/15/22	36,000	37,620
7.25%, 9/25/23	22,000	23,231
5.87%, 10/25/24	20,000	20,500
6.75%, 6/25/25	21,000	21,958
6.75%, 6/15/26	20,000	20,800

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	120,042
Quicken Loans LLC,
5.75%, 5/01/25(b)	43,000	44,330

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Diversified Financial Services (Continued)
Quicken Loans LLC,
5.25%, 1/15/28(b)	$44,000	$47,523
Synchrony Financial,
4.38%, 3/19/24	83,000	88,332
4.50%, 7/23/25	2,000	2,163

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	161,000
Visa, Inc.,
3.15%, 12/14/25	230,000	259,439
2.75%, 9/15/27	19,000	21,350
4.15%, 12/14/35	107,000	141,825
4.30%, 12/14/45	70,000	99,693
		3,650,561
Electric – 1.6%
AEP Texas, Inc.,
3.95%, 6/01/28	163,000	191,430
3.45%, 1/15/50	28,000	33,153
AEP Transmission Co. LLC,
3.75%, 12/01/47	54,000	68,071
3.80%, 6/15/49	65,000	82,725
3.15%, 9/15/49	40,000	46,801
3.65%, 4/01/50	66,000	83,029
Alabama Power Co.,
3.55%, 12/01/23	10,000	10,949
3.75%, 3/01/45	106,000	131,968
3.70%, 12/01/47	25,000	31,657
4.30%, 7/15/48	52,000	71,477
Ameren Illinois Co.,
3.80%, 5/15/28	46,000	54,511
3.25%, 3/15/50	60,000	73,244
Baltimore Gas and Electric Co.,
3.50%, 8/15/46	49,000	59,563
3.75%, 8/15/47	62,000	78,076
3.20%, 9/15/49	40,000	46,770

Calpine Corp., 5.50%, 2/01/24	20,000	20,308
CenterPoint Energy Houston Electric LLC,
3.55%, 8/01/42	23,000	27,962
4.50%, 4/01/44	8,000	11,046
4.25%, 2/01/49	2,000	2,761
Commonwealth Edison Co.,
2.95%, 8/15/27	11,000	12,305
4.60%, 8/15/43	5,000	6,846
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	58,602
3.95%, 4/01/50	20,000	25,743
	Par(a)	Value
Electric (Continued)
Consumers Energy Co.,
3.75%, 2/15/50	$53,000	$70,161
3.10%, 8/15/50	107,000	128,438
3.50%, 8/01/51	75,000	95,833

Dayton Power & Light (The) Co., 3.95%, 6/15/49	81,000	92,962
DTE Electric Co.,
4.05%, 5/15/48	10,000	13,392
3.95%, 3/01/49	98,000	129,979
Duke Energy Carolinas LLC,
3.05%, 3/15/23	15,000	16,006
3.95%, 11/15/28	28,000	34,352
2.45%, 8/15/29	75,000	83,200
2.45%, 2/01/30	74,000	82,015
3.75%, 6/01/45	34,000	43,057
3.87%, 3/15/46	26,000	33,630
3.70%, 12/01/47	10,000	12,692
3.95%, 3/15/48	27,000	35,683
3.20%, 8/15/49	105,000	126,187
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	47,650
2.50%, 12/01/29	325,000	360,236
1.75%, 6/15/30	122,000	127,441
3.85%, 11/15/42	53,000	66,610
3.40%, 10/01/46	10,000	12,229
Duke Energy Ohio, Inc.,
3.65%, 2/01/29	200,000	237,277
2.13%, 6/01/30	14,000	15,056
Duke Energy Progress LLC,
3.00%, 9/15/21	22,000	22,504
3.70%, 9/01/28	159,000	189,846
3.45%, 3/15/29	84,000	99,738
4.10%, 5/15/42	40,000	52,033
4.20%, 8/15/45	22,000	29,406
3.70%, 10/15/46	25,000	31,469
Edison International,
3.13%, 11/15/22	15,000	15,621
3.55%, 11/15/24	60,000	64,311
Entergy Louisiana LLC,
5.40%, 11/01/24	18,000	21,343
4.20%, 9/01/48	96,000	131,517

Eversource Energy, 2.90%, 10/01/24	44,000	47,620
Exelon Corp., 5.10%, 6/15/45	29,000	39,736
FirstEnergy Corp.,
4.25%, 3/15/23	110,000	116,541
2.05%, 3/01/25	22,000	22,311
1.60%, 1/15/26	40,000	39,411
3.90%, 7/15/27	340,000	373,264
2.65%, 3/01/30	101,000	103,228

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric (Continued)
FirstEnergy Corp.,
7.37%, 11/15/31	$410,000	$588,471
4.85%, 7/15/47	100,000	123,632
3.40%, 3/01/50	33,000	33,846
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	315,384
4.55%, 4/01/49(b)	84,000	100,754
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	7,464
3.70%, 12/01/47	98,000	129,359
3.95%, 3/01/48	80,000	109,932
3.99%, 3/01/49	29,000	40,058
3.15%, 10/01/49	70,000	86,132

ITC Holdings Corp., 2.70%, 11/15/22	65,000	67,954
MidAmerican Energy Co.,
3.65%, 4/15/29	389,000	473,119
4.25%, 7/15/49	55,000	77,455
3.15%, 4/15/50	40,000	48,492
Northern States Power Co.,
3.40%, 8/15/42	78,000	95,673
2.90%, 3/01/50	50,000	58,164
NRG Energy, Inc.,
7.25%, 5/15/26	44,000	47,454
6.62%, 1/15/27	54,000	57,510
5.75%, 1/15/28	36,000	39,568
5.25%, 6/15/29(b)	32,000	35,381
4.45%, 6/15/29(b)	5,000	5,444
NSTAR Electric Co.,
3.20%, 5/15/27	17,000	19,303
3.25%, 5/15/29	10,000	11,621
3.95%, 4/01/30	28,000	34,617
Ohio Power Co.,
6.60%, 2/15/33	60,000	87,335
4.15%, 4/01/48	14,000	18,559
4.00%, 6/01/49	31,000	40,624
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	75,000	89,644
5.75%, 3/15/29	44,000	59,155
5.30%, 6/01/42	18,000	27,427
3.80%, 6/01/49	20,000	26,350
3.10%, 9/15/49	42,000	50,029
Pacific Gas and Electric Co.,
1.75%, 6/16/22	160,000	160,593
2.10%, 8/01/27	50,000	49,889
2.50%, 2/01/31	60,000	60,214
3.30%, 8/01/40	20,000	20,258
3.50%, 8/01/50	20,000	20,599
		Par(a)	Value
Electric (Continued)

Progress Energy, Inc., 7.75%, 3/01/31		$180,000	$271,443
Public Service Electric and Gas Co.,
3.00%, 5/15/25		9,000	9,973
3.00%, 5/15/27		15,000	16,791
3.70%, 5/01/28		14,000	16,621
3.65%, 9/01/28		3,000	3,559
3.20%, 5/15/29		80,000	92,041
Southern California Edison Co.,
1.85%, 2/01/22		32,857	32,813
3.70%, 8/01/25		165,000	184,924
4.20%, 3/01/29		16,000	18,894
2.25%, 6/01/30		111,000	114,683
3.60%, 2/01/45		23,000	25,823
4.00%, 4/01/47		66,000	78,326
Tampa Electric Co.,
4.35%, 5/15/44		75,000	96,752
4.45%, 6/15/49		17,000	23,535

Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)		299,000	327,671
Virginia Electric and Power Co.,
3.45%, 9/01/22		62,000	65,021
2.75%, 3/15/23		90,000	94,646
3.50%, 3/15/27		29,000	33,411
4.45%, 2/15/44		105,000	142,180
3.30%, 12/01/49		26,000	31,975
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)		44,000	46,365
5.62%, 2/15/27(b)		58,000	62,232
5.00%, 7/31/27(b)		56,000	59,780
4.30%, 7/15/29(b)		165,000	178,154
			9,838,058
Electronics – 0.1%
Agilent Technologies, Inc.,
3.88%, 7/15/23		12,000	13,041
3.05%, 9/22/26		152,000	167,875
2.75%, 9/15/29		40,000	43,766
Honeywell International, Inc.,
1.35%, 6/01/25		70,000	72,433
0.75%, 3/10/32	EUR	105,000	124,207
			421,322
Entertainment – 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)		68,000	61,310

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Entertainment (Continued)
Cedar Fair L.P., 5.25%, 7/15/29	$45,000	$42,511
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/01/25(b)	27,000	27,574
5.37%, 4/15/27	43,000	41,495
Churchill Downs, Inc.,
5.50%, 4/01/27(b)	50,000	52,312
4.75%, 1/15/28(b)	25,000	25,500

Scientific Games International, Inc., 5.00%, 10/15/25(b)	43,000	42,624
Six Flags Entertainment Corp.,
4.88%, 7/31/24(b)	44,000	41,787
5.50%, 4/15/27(b)	25,000	23,625

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	37,000	35,428
		394,166
Environmental Control – 0.1%
Clean Harbors, Inc., 4.87%, 7/15/27(b)	23,000	24,382
Republic Services, Inc.,
4.75%, 5/15/23	41,000	45,447
2.50%, 8/15/24	109,000	116,830
2.90%, 7/01/26	41,000	45,656
3.95%, 5/15/28	178,000	213,707
Waste Management, Inc.,
3.50%, 5/15/24	70,000	76,317
3.13%, 3/01/25	8,000	8,802
3.90%, 3/01/35	20,000	24,156
4.15%, 7/15/49	60,000	79,952

Waste Pro USA, Inc., 5.50%, 2/15/26(b)	20,000	20,300
		655,549
Food – 0.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.50%, 2/15/23(b)	33,000	33,742
6.62%, 6/15/24	43,000	44,746
5.75%, 3/15/25	104,000	107,640
7.50%, 3/15/26(b)	55,000	61,875
4.63%, 1/15/27(b)	12,000	12,690
5.87%, 2/15/28(b)	39,000	42,705
4.88%, 2/15/30(b)	9,000	9,747
	Par(a)	Value
Food (Continued)

Hershey (The) Co., 0.90%, 6/01/25	$30,000	$30,393
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.75%, 6/15/25(b)	35,000	35,919
6.75%, 2/15/28(b)	43,000	48,052
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(b)	66,000	74,745
5.50%, 1/15/30(b)	11,000	12,128

Kraft Heinz Foods Co., 3.00%, 6/01/26	110,000	116,359
Lamb Weston Holdings, Inc.,
4.63%, 11/01/24(b)	37,000	38,757
4.87%, 11/01/26(b)	37,000	38,850
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	97,815
3.20%, 4/01/30(b)	180,000	209,192
Mondelez International, Inc.,
2.13%, 4/13/23	20,000	20,828
1.50%, 5/04/25	250,000	259,444

Pilgrim's Pride Corp., 5.87%, 9/30/27(b)	73,000	77,197
Post Holdings, Inc.,
5.00%, 8/15/26(b)	60,000	62,878
5.75%, 3/01/27(b)	55,000	58,575
5.62%, 1/15/28(b)	40,000	43,712
5.50%, 12/15/29(b)	32,000	35,118

Simmons Foods, Inc., 5.75%, 11/01/24(b)	21,000	21,105
		1,594,212
Food Service – 0.0%(h)
Aramark Services, Inc.,
4.75%, 6/01/26	22,000	21,890
5.00%, 2/01/28(b)	51,000	51,319
		73,209
Forest Products & Paper – 0.1%
Georgia-Pacific LLC,
3.73%, 7/15/23(b)	18,000	19,532
3.60%, 3/01/25(b)	78,000	87,014
7.38%, 12/01/25	45,000	57,909
2.10%, 4/30/27(b)	6,000	6,375
7.75%, 11/15/29	18,000	27,246
2.30%, 4/30/30(b)	25,000	27,026
8.87%, 5/15/31	13,000	21,380

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Forest Products & Paper (Continued)
International Paper Co.,
6.00%, 11/15/41		$38,000	$53,453
4.40%, 8/15/47		31,000	38,715
			338,650
Gas – 0.0%(h)
Atmos Energy Corp.,
4.12%, 10/15/44		5,000	6,597
4.13%, 3/15/49		22,000	29,438
3.38%, 9/15/49		30,000	36,526

Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43		39,000	49,402
Piedmont Natural Gas Co., Inc., 3.35%, 6/01/50		20,000	23,922
			145,885
Hand/Machine Tools – 0.0%(h)
Colfax Corp., 6.00%, 2/15/24(b)		27,000	28,417
Healthcare - Products – 0.2%
Abbott Laboratories,
3.75%, 11/30/26		390,000	459,164
4.90%, 11/30/46		10,000	15,200

Avantor, Inc., 6.00%, 10/01/24(b)		53,000	55,783
Boston Scientific Corp.,
3.45%, 3/01/24		197,000	214,847
3.75%, 3/01/26		46,000	52,976
DH Europe Finance II S.a.r.l.,
1.35%, 9/18/39	EUR	135,000	160,368
1.80%, 9/18/49		100,000	123,859

Medtronic Global Holdings SCA, 1.75%, 7/02/49		100,000	126,326
Teleflex, Inc., 4.62%, 11/15/27		23,000	24,869
Thermo Fisher Scientific, Inc.,
2.60%, 10/01/29		29,000	32,002
4.50%, 3/25/30		75,000	95,430
1.88%, 10/01/49	EUR	100,000	125,321
			1,486,145
Healthcare - Services – 1.0%
Aetna, Inc.,
2.80%, 6/15/23		90,000	95,249
4.50%, 5/15/42		44,000	54,647
4.75%, 3/15/44		22,000	27,622

AHS Hospital Corp., 5.02%, 7/01/45		32,000	43,793
Anthem, Inc.,
2.95%, 12/01/22		30,000	31,630
	Par(a)	Value
Healthcare - Services (Continued)
Anthem, Inc.,
3.35%, 12/01/24	$12,000	$13,271
2.38%, 1/15/25	47,000	50,272
3.65%, 12/01/27	150,000	172,916
4.10%, 3/01/28	81,000	96,683

Baylor Scott & White Holdings, 3.97%, 11/15/46	126,000	157,428
Centene Corp.,
5.25%, 4/01/25(b)	37,000	38,581
5.37%, 6/01/26(b)	78,000	83,414
5.37%, 8/15/26(b)	32,000	34,240
4.25%, 12/15/27	108,000	114,750
4.63%, 12/15/29	32,000	35,688

Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	5,000	5,288
Charles River Laboratories, Inc., 5.50%, 4/01/26(b)	18,000	19,012
Children's Health System of Texas, 2.51%, 8/15/50	31,000	31,824
CHRISTUS Health, 4.34%, 7/01/28	735,000	837,158
Cottage Health Obligated Group, 3.30%, 11/01/49	2,000	2,325
DaVita, Inc., 5.00%, 5/01/25	63,000	64,732
Encompass Health Corp.,
4.50%, 2/01/28	20,000	20,900
4.75%, 2/01/30	20,000	21,132
HCA, Inc.,
4.75%, 5/01/23	61,000	66,823
5.00%, 3/15/24	150,000	169,248
5.37%, 2/01/25	24,000	27,060
5.25%, 4/15/25	359,000	418,179
5.87%, 2/15/26	14,000	16,384
5.37%, 9/01/26	9,000	10,283
5.62%, 9/01/28	14,000	16,695
5.87%, 2/01/29	9,000	10,958
Humana, Inc.,
4.50%, 4/01/25	43,000	49,749
3.95%, 3/15/27	140,000	161,032
3.13%, 8/15/29	120,000	132,780
4.88%, 4/01/30	97,000	121,607

McLaren Health Care Corp., 4.39%, 5/15/48	32,000	40,711
Molina Healthcare, Inc., 5.37%, 11/15/22	30,000	31,500
RWJ Barnabas Health, Inc., 3.48%, 7/01/49	20,000	21,525

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Healthcare - Services (Continued)

Select Medical Corp., 6.25%, 8/15/26(b)	$23,000	$24,782
Tenet Healthcare Corp.,
4.63%, 7/15/24	62,000	63,085
4.63%, 9/01/24(b)	25,000	25,562
5.12%, 5/01/25	117,000	120,360
4.88%, 1/01/26(b)	90,000	94,136
6.25%, 2/01/27(b)	129,000	137,025
5.12%, 11/01/27(b)	14,000	14,857
UnitedHealth Group, Inc.,
2.38%, 10/15/22	20,000	20,930
3.50%, 6/15/23	30,000	32,693
3.75%, 7/15/25	332,000	381,217
3.70%, 12/15/25	16,000	18,488
1.25%, 1/15/26	40,000	41,299
3.10%, 3/15/26	115,000	129,875
2.95%, 10/15/27	25,000	28,393
3.85%, 6/15/28	186,000	223,770
3.88%, 12/15/28	110,000	132,854
2.00%, 5/15/30	40,000	42,638
3.50%, 8/15/39	70,000	85,836
2.75%, 5/15/40	217,000	243,330
5.70%, 10/15/40	25,000	38,068
4.75%, 7/15/45	33,000	47,344
4.25%, 6/15/48	75,000	102,460
4.45%, 12/15/48	20,000	28,075
3.70%, 8/15/49	130,000	167,013
2.90%, 5/15/50	154,000	174,863
3.88%, 8/15/59	70,000	92,897
3.13%, 5/15/60	20,000	23,454
		5,882,393
Home Builders – 0.0%(h)
Century Communities, Inc., 6.75%, 6/01/27	22,000	23,495
D.R. Horton, Inc., 2.60%, 10/15/25	118,000	126,094
Lennar Corp.,
4.13%, 1/15/22	19,000	19,451
4.50%, 4/30/24	23,000	24,897
4.75%, 5/30/25	5,000	5,500
4.75%, 11/29/27	8,000	9,140
PulteGroup, Inc.,
5.50%, 3/01/26	6,000	6,932
5.00%, 1/15/27	5,000	5,733

Taylor Morrison Communities, Inc., 5.87%, 6/15/27(b)	5,000	5,525
		226,767
		Par(a)	Value
Home Furnishings – 0.0%(h)
Tempur Sealy International, Inc., 5.50%, 6/15/26		$50,000	$52,375
Household Products/Wares – 0.0%(h)
Clorox (The) Co., 3.10%, 10/01/27		15,000	17,070
Kimberly-Clark Corp., 3.10%, 3/26/30		30,000	34,944
Spectrum Brands, Inc., 5.75%, 7/15/25		36,000	37,080
			89,094
Housewares – 0.0%(h)
Newell Brands, Inc.,
4.35%, 4/01/23		68,000	72,249
4.70%, 4/01/26		18,000	19,491
			91,740
Insurance – 0.4%
American International Group, Inc.,
2.50%, 6/30/25		60,000	64,155
4.20%, 4/01/28		40,000	47,300
Aon Corp.,
4.50%, 12/15/28		202,000	246,497
3.75%, 5/02/29		133,000	155,998
Aon PLC,
4.00%, 11/27/23		2,000	2,203
4.60%, 6/14/44		15,000	20,066

Berkshire Hathaway Finance Corp., 4.25%, 1/15/49		150,000	207,020
Equitable Holdings, Inc., 3.90%, 4/20/23		2,000	2,153
Guardian Life Global Funding, 1.10%, 6/23/25(b)		50,000	50,525
Hartford Financial Services Group (The), Inc., 5.95%, 10/15/36		20,000	28,076
Marsh & McLennan Cos., Inc.,
3.30%, 3/14/23		55,000	58,495
1.98%, 3/21/30	EUR	120,000	159,936
2.25%, 11/15/30		32,000	34,328

MassMutual Global Funding II, 0.85%, 6/09/23(b)		330,000	333,804
MetLife, Inc.,
6.40%, 12/15/36		100,000	123,937
4.05%, 3/01/45		25,000	32,034

Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)		250,000	252,999

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Insurance (Continued)

New York Life Global Funding, 0.95%, 6/24/25(b)	$80,000	$81,392
Principal Financial Group, Inc., 2.12%, 6/15/30	73,000	75,840
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	40,881
Trinity Acquisition PLC, 4.40%, 3/15/26	9,000	10,457
Willis North America, Inc.,
3.60%, 5/15/24	42,000	45,855
5.05%, 9/15/48	19,000	26,636
		2,100,587
Internet – 0.4%
Amazon.com, Inc.,
0.80%, 6/03/25	130,000	131,920
1.20%, 6/03/27	160,000	164,464
3.15%, 8/22/27	140,000	161,864
1.50%, 6/03/30	150,000	155,295
3.88%, 8/22/37	130,000	168,830
4.05%, 8/22/47	140,000	192,795
2.50%, 6/03/50	390,000	425,296
4.25%, 8/22/57	30,000	42,654

Booking Holdings, Inc., 4.10%, 4/13/25	307,000	349,387
E*TRADE Financial Corp., 3.80%, 8/24/27	10,000	11,304
Expedia Group, Inc.,
6.25%, 5/01/25(b)	73,000	79,783
3.80%, 2/15/28	55,000	54,465
3.25%, 2/15/30	85,000	80,278
Netflix, Inc.,
5.50%, 2/15/22	24,000	25,350
5.87%, 2/15/25	7,000	8,050
4.38%, 11/15/26	9,000	9,993
4.88%, 4/15/28	14,000	16,274
5.87%, 11/15/28	17,000	20,995
6.37%, 5/15/29	7,000	8,890
5.37%, 11/15/29(b)	8,000	9,690
4.88%, 6/15/30(b)	9,000	10,580
		2,128,157
Iron/Steel – 0.0%(h)
Nucor Corp., 2.00%, 6/01/25	11,000	11,589
Steel Dynamics, Inc., 2.80%, 12/15/24	50,000	53,171
		64,760
	Par(a)	Value
Leisure Time – 0.0%(h)
NCL Corp. Ltd., 3.63%, 12/15/24(b)	$5,000	$3,300
Viking Cruises Ltd., 5.87%, 9/15/27(b)	35,000	23,013
		26,313
Lodging – 0.1%
Boyd Gaming Corp.,
6.37%, 4/01/26	27,000	27,607
6.00%, 8/15/26	25,000	25,197
Hilton Domestic Operating Co., Inc.,
5.12%, 5/01/26	53,000	54,855
4.88%, 1/15/30	9,000	9,427
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
4.63%, 4/01/25	39,000	39,634
4.88%, 4/01/27	25,000	25,969

Hyatt Hotels Corp., 5.37%, 4/23/25	23,000	24,713
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	100,368
2.90%, 6/25/25	10,000	9,859

Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	33,000	33,825
MGM Resorts International,
5.75%, 6/15/25	6,000	6,195
4.63%, 9/01/26	4,000	3,872
5.50%, 4/15/27	6,000	6,030

Station Casinos LLC, 5.00%, 10/01/25(b)	22,000	20,817
Wyndham Hotels & Resorts, Inc., 5.37%, 4/15/26(b)	23,000	23,460
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/01/25(b)	91,000	85,540
5.25%, 5/15/27(b)	45,000	40,075
		537,443
Machinery - Construction & Mining – 0.0%(h)
Terex Corp., 5.63%, 2/01/25(b)	49,000	49,680
Machinery - Diversified – 0.1%
Deere & Co.,
3.10%, 4/15/30	30,000	34,946
3.75%, 4/15/50	310,000	403,794
Otis Worldwide Corp.,
2.06%, 4/05/25(b)	100,000	105,922

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Machinery - Diversified (Continued)
Otis Worldwide Corp.,
2.29%, 4/05/27(b)		$70,000	$75,068
2.56%, 2/15/30(b)		180,000	195,189
			814,919
Media – 1.6%
AMC Networks, Inc.,
5.00%, 4/01/24		44,000	44,715
4.75%, 8/01/25		33,000	33,825
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 2/15/26(b)		83,000	86,942
5.50%, 5/01/26(b)		49,000	51,832
5.87%, 5/01/27(b)		27,000	28,553
5.13%, 5/01/27(b)		108,000	114,581
5.00%, 2/01/28(b)		83,000	87,980
5.38%, 6/01/29(b)		51,000	55,845
4.75%, 3/01/30(b)		60,000	63,862
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.50%, 2/01/24		7,000	7,771
4.91%, 7/23/25		290,000	336,721
4.20%, 3/15/28		90,000	103,548
5.05%, 3/30/29		480,000	583,315
5.38%, 4/01/38		120,000	151,398
6.48%, 10/23/45		346,000	482,998
5.37%, 5/01/47		88,000	111,427
5.75%, 4/01/48		69,000	90,852
5.13%, 7/01/49		91,000	111,639
4.80%, 3/01/50		65,000	78,764

Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(b)		51,000	49,980
Comcast Corp.,
3.10%, 4/01/25		10,000	11,094
3.95%, 10/15/25		160,000	185,370
3.15%, 3/01/26		50,000	56,431
3.30%, 4/01/27		50,000	57,159
4.15%, 10/15/28		608,000	747,302
2.65%, 2/01/30		70,000	77,504
3.40%, 4/01/30		520,000	610,080
4.25%, 10/15/30		560,000	702,543
1.95%, 1/15/31		168,000	175,510
3.25%, 11/01/39		20,000	23,570
1.25%, 2/20/40	EUR	100,000	120,953
3.75%, 4/01/40		120,000	149,571
4.75%, 3/01/44		9,000	12,689
4.60%, 8/15/45		151,000	210,988
3.40%, 7/15/46		20,000	23,780
4.00%, 8/15/47		22,000	28,955
	Par(a)	Value
Media (Continued)
Comcast Corp.,
3.97%, 11/01/47	$163,000	$208,730
4.00%, 3/01/48	20,000	26,099
4.70%, 10/15/48	30,000	42,997
4.00%, 11/01/49	230,000	298,578
3.45%, 2/01/50	90,000	109,166
Cox Communications, Inc.,
3.25%, 12/15/22(b)	40,000	42,356
3.15%, 8/15/24(b)	206,000	223,610
3.85%, 2/01/25(b)	90,000	100,250
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26(b)	28,000	21,562
6.62%, 8/15/27(b)	75,000	41,063
Discovery Communications LLC,
3.80%, 3/13/24	20,000	21,918
5.00%, 9/20/37	72,000	88,280
4.88%, 4/01/43	15,000	17,916
5.20%, 9/20/47	54,000	68,914
5.30%, 5/15/49	14,000	18,104

Fox Corp., 5.48%, 1/25/39	450,000	621,836
Gray Television, Inc.,
5.87%, 7/15/26(b)	29,000	30,004
7.00%, 5/15/27(b)	33,000	36,053
iHeartCommunications, Inc.,
6.37%, 5/01/26	36,000	37,890
5.25%, 8/15/27(b)	32,000	32,320
4.75%, 1/15/28(b)	5,000	4,964

Meredith Corp., 6.87%, 2/01/26	53,000	46,041
NBCUniversal Media LLC, 5.95%, 4/01/41	35,000	54,833
Nexstar Broadcasting, Inc., 5.62%, 7/15/27(b)	47,000	50,304
Sirius XM Radio, Inc.,
3.88%, 8/01/22(b)	35,000	35,656
4.63%, 7/15/24(b)	64,000	67,392
5.37%, 7/15/26(b)	35,000	36,879
5.00%, 8/01/27(b)	67,000	71,410
5.50%, 7/01/29(b)	54,000	60,143
TEGNA, Inc.,
4.63%, 3/15/28(b)	9,000	8,883
5.00%, 9/15/29(b)	10,000	10,081
Time Warner Cable LLC,
6.55%, 5/01/37	60,000	83,044
5.87%, 11/15/40	130,000	168,811
5.50%, 9/01/41	26,000	32,551

Time Warner Entertainment Co. L.P., 8.37%, 7/15/33	170,000	265,464

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Media (Continued)
ViacomCBS, Inc.,
6.87%, 4/30/36	$56,000	$78,407
4.38%, 3/15/43	55,000	60,632
5.85%, 9/01/43	30,000	38,609
Walt Disney (The) Co.,
3.35%, 3/24/25	185,000	206,844
4.75%, 9/15/44	25,000	32,937
2.75%, 9/01/49	109,000	111,861
3.60%, 1/13/51	54,000	63,402
		9,546,841
Mining – 0.0%(h)
Freeport-McMoRan, Inc.,
5.00%, 9/01/27	5,000	5,324
5.25%, 9/01/29	5,000	5,463
Newmont Corp.,
2.80%, 10/01/29	40,000	43,975
2.25%, 10/01/30	90,000	95,090
		149,852
Miscellaneous Manufacturing – 0.5%
3M Co.,
3.38%, 3/01/29	12,000	14,136
2.38%, 8/26/29	310,000	342,365
3.05%, 4/15/30	70,000	81,348
3.70%, 4/15/50	230,000	301,558
Eaton Corp.,
2.75%, 11/02/22	40,000	42,089
4.15%, 11/02/42	30,000	38,253
General Electric Co.,
3.10%, 1/09/23	240,000	253,011
3.45%, 5/01/27	20,000	21,036
3.63%, 5/01/30	40,000	40,490
6.75%, 3/15/32	20,000	25,313
5.87%, 1/14/38	191,000	227,198
6.87%, 1/10/39	800,000	1,038,969
4.25%, 5/01/40	87,000	89,105
4.35%, 5/01/50	60,000	62,228
Parker-Hannifin Corp.,
2.70%, 6/14/24	66,000	71,044
3.25%, 6/14/29	48,000	54,621
Textron, Inc.,
3.87%, 3/01/25	40,000	43,157
3.65%, 3/15/27	40,000	42,888
3.90%, 9/17/29	122,000	134,613
		2,923,422
Oil & Gas – 1.6%
Apache Corp.,
4.38%, 10/15/28	540,000	539,325
4.75%, 4/15/43	100,000	95,250
4.25%, 1/15/44	380,000	340,184
	Par(a)	Value
Oil & Gas (Continued)
BP Capital Markets America, Inc.,
2.94%, 4/06/23	$10,000	$10,614
2.75%, 5/10/23	26,000	27,562
3.22%, 11/28/23	70,000	75,579
3.79%, 2/06/24	52,000	57,184
3.22%, 4/14/24	56,000	60,613
3.19%, 4/06/25	60,000	65,768
3.80%, 9/21/25	41,000	46,641
3.41%, 2/11/26	70,000	78,333
3.12%, 5/04/26	276,000	307,787
3.94%, 9/21/28	240,000	282,630
3.63%, 4/06/30	80,000	92,662
3.00%, 2/24/50	290,000	312,400
Chevron Corp.,
1.55%, 5/11/25	130,000	135,504
2.00%, 5/11/27	40,000	42,763
2.98%, 5/11/40	250,000	284,510
3.08%, 5/11/50	140,000	161,830
Cimarex Energy Co.,
3.90%, 5/15/27	270,000	274,549
4.38%, 3/15/29	160,000	166,451

Citgo Holding, Inc., 9.25%, 8/01/24(b)	41,000	41,000
Concho Resources, Inc.,
3.75%, 10/01/27	272,000	298,004
4.30%, 8/15/28	280,000	317,381
Continental Resources, Inc.,
4.50%, 4/15/23	100,000	100,000
3.80%, 6/01/24	130,000	125,814
4.38%, 1/15/28	200,000	186,560

CrownRock L.P./CrownRock Finance, Inc., 5.62%, 10/15/25(b)	24,000	23,520
Devon Energy Corp.,
5.85%, 12/15/25	90,000	100,225
5.60%, 7/15/41	180,000	182,452
5.00%, 6/15/45	150,000	146,930
Diamondback Energy, Inc.,
2.88%, 12/01/24	50,000	50,824
5.37%, 5/31/25	30,000	31,155
3.50%, 12/01/29	264,000	264,379
EOG Resources, Inc.,
4.15%, 1/15/26	160,000	186,230
4.38%, 4/15/30	270,000	328,662
3.90%, 4/01/35	188,000	227,001
4.95%, 4/15/50	170,000	232,575
Exxon Mobil Corp.,
1.57%, 4/15/23	10,000	10,309
2.99%, 3/19/25	300,000	330,022
3.04%, 3/01/26	70,000	78,121

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Oil & Gas (Continued)
Exxon Mobil Corp.,
2.44%, 8/16/29		$240,000	$262,987
3.48%, 3/19/30		120,000	140,894
1.41%, 6/26/39	EUR	130,000	153,735
4.11%, 3/01/46		20,000	25,255
4.33%, 3/19/50		10,000	13,420

Marathon Petroleum Corp., 4.75%, 9/15/44		34,000	38,836
Matador Resources Co., 5.87%, 9/15/26		10,000	7,600
Noble Energy, Inc.,
3.85%, 1/15/28		240,000	274,106
6.00%, 3/01/41		70,000	100,506
4.95%, 8/15/47		20,000	27,213
Occidental Petroleum Corp.,
2.60%, 8/13/21		67,000	66,162
2.70%, 8/15/22		100,000	96,604
6.95%, 7/01/24		200,000	209,500
2.90%, 8/15/24		180,000	169,416
5.55%, 3/15/26		160,000	160,560
3.00%, 2/15/27		220,000	194,150
7.87%, 9/15/31		210,000	223,387
0.00%, 10/10/36(k)		210,000	91,612
4.50%, 7/15/44		80,000	65,600
6.60%, 3/15/46		150,000	146,410
4.10%, 2/15/47		50,000	39,250
4.20%, 3/15/48		230,000	186,944
SM Energy Co.,
10.00%, 1/15/25(b)		4,000	3,950
5.62%, 6/01/25		5,000	2,600
Sunoco L.P./Sunoco Finance Corp.,
4.87%, 1/15/23		20,000	20,325
5.50%, 2/15/26		16,000	16,400
6.00%, 4/15/27		12,000	12,660
			9,469,385
Oil & Gas Services – 0.0%(h)
Halliburton Co., 3.80%, 11/15/25		5,000	5,418
Packaging & Containers – 0.0%(h)
Ball Corp.,
5.25%, 7/01/25		9,000	10,260
4.88%, 3/15/26		7,000	7,962
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(b)		2,000	2,005
5.87%, 8/15/23(b)		29,000	30,615
			50,842
	Par(a)	Value
Pharmaceuticals – 2.2%
AbbVie, Inc.,
3.45%, 3/15/22(b)	$100,000	$104,008
2.30%, 11/21/22(b)	555,000	576,451
3.75%, 11/14/23	20,000	21,948
2.60%, 11/21/24(b)	1,180,000	1,261,887
3.80%, 3/15/25(b)	510,000	571,383
3.60%, 5/14/25	71,000	79,404
2.95%, 11/21/26(b)	100,000	110,337
3.20%, 11/21/29(b)	600,000	674,406
4.55%, 3/15/35(b)	81,000	103,246
4.50%, 5/14/35	139,000	174,854
4.70%, 5/14/45	196,000	256,196
4.25%, 11/21/49(b)	20,000	25,443

Allergan Funding SCS, 3.45%, 3/15/22	200,000	204,314
Bausch Health Americas, Inc.,
9.25%, 4/01/26(b)	57,000	64,108
8.50%, 1/31/27(b)	67,000	74,537
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	63,000	65,376
9.00%, 12/15/25(b)	57,000	62,985
5.75%, 8/15/27(b)	18,000	19,537
7.00%, 1/15/28(b)	28,000	30,450
7.25%, 5/30/29(b)	28,000	30,800
Becton Dickinson and Co.,
3.36%, 6/06/24	190,000	206,683
4.68%, 12/15/44	16,000	21,170
Bristol-Myers Squibb Co.,
2.60%, 5/16/22	110,000	114,502
2.90%, 7/26/24	300,000	326,573
3.88%, 8/15/25	170,000	195,996
3.20%, 6/15/26	160,000	181,722
3.40%, 7/26/29	400,000	471,015
5.00%, 8/15/45	90,000	135,506
4.55%, 2/20/48	51,000	74,572
Cigna Corp.,
3.40%, 9/17/21	20,000	20,660
3.75%, 7/15/23	187,000	203,742
3.00%, 7/15/23	20,000	21,350
3.50%, 6/15/24	51,000	55,948
4.12%, 11/15/25	20,000	23,175
3.40%, 3/01/27	55,000	62,341
4.37%, 10/15/28	824,000	997,795
CVS Health Corp.,
4.10%, 3/25/25	705,000	801,365
3.63%, 4/01/27	40,000	45,783
4.30%, 3/25/28	990,000	1,176,120
3.25%, 8/15/29	83,000	93,348
3.75%, 4/01/30	362,000	424,706
4.78%, 3/25/38	200,000	256,954

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Pharmaceuticals (Continued)
CVS Health Corp.,
4.13%, 4/01/40	$40,000	$48,735
5.12%, 7/20/45	173,000	235,332
5.05%, 3/25/48	220,000	303,048
Elanco Animal Health, Inc.,
4.66%, 8/27/21	17,000	17,702
5.02%, 8/28/23	32,000	35,280
5.65%, 8/28/28	7,000	8,120

Johnson & Johnson, 3.63%, 3/03/37	70,000	87,664
Merck & Co., Inc.,
0.75%, 2/24/26	120,000	121,829
3.40%, 3/07/29	53,000	62,632
1.45%, 6/24/30	231,000	237,360
4.00%, 3/07/49	5,000	6,924
Pfizer, Inc.,
0.80%, 5/28/25	160,000	162,716
3.45%, 3/15/29	43,000	51,431
2.63%, 4/01/30	208,000	235,244
1.70%, 5/28/30	212,000	222,539
4.20%, 9/15/48	29,000	40,053
2.70%, 5/28/50	470,000	524,740
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	59,000	62,858
3.20%, 9/23/26	127,000	142,705
Wyeth LLC,
6.45%, 2/01/24	9,000	10,833
5.95%, 4/01/37	44,000	68,047
		13,108,488
Pipelines – 1.8%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	20,000	21,760
Buckeye Partners L.P., 3.95%, 12/01/26	5,000	4,963
Cameron LNG LLC,
2.90%, 7/15/31(b)	40,000	44,465
3.30%, 1/15/35(b)	540,000	611,739
3.40%, 1/15/38(b)	129,000	141,819
Cheniere Corpus Christi Holdings LLC,
5.87%, 3/31/25	184,000	209,808
5.13%, 6/30/27	190,000	214,810
Cheniere Energy Partners L.P.,
5.25%, 10/01/25	30,000	30,750
5.62%, 10/01/26	22,000	23,238
4.50%, 10/01/29	14,000	14,809
DCP Midstream Operating L.P.,
5.38%, 7/15/25	7,000	7,371
	Par(a)	Value
Pipelines (Continued)
DCP Midstream Operating L.P.,
5.13%, 5/15/29	$5,000	$5,033
Energy Transfer Operating L.P.,
3.60%, 2/01/23	153,000	157,529
4.25%, 3/15/23	86,000	89,983
4.20%, 9/15/23	58,000	61,348
4.50%, 4/15/24	113,000	120,396
4.05%, 3/15/25	120,000	126,564
2.90%, 5/15/25	412,000	417,324
4.95%, 6/15/28	20,000	21,374
5.25%, 4/15/29	60,000	65,174
3.75%, 5/15/30	370,000	365,924
6.50%, 2/01/42	92,000	101,000
6.25%, 4/15/49	20,000	21,482
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.87%, 3/01/22	160,000	167,994
5.00%, 10/01/22	170,000	179,451
4.50%, 11/01/23	90,000	95,911
Enterprise Products Operating LLC,
3.90%, 2/15/24	15,000	16,529
4.15%, 10/16/28	270,000	316,395
3.13%, 7/31/29	50,000	54,998
2.80%, 1/31/30	400,000	429,794
6.87%, 3/01/33	17,000	22,953
7.55%, 4/15/38	10,000	14,410
4.45%, 2/15/43	52,000	60,224
4.85%, 3/15/44	14,000	16,817
5.10%, 2/15/45	99,000	122,049
4.25%, 2/15/48	24,000	27,439
4.80%, 2/01/49	10,000	12,392
4.20%, 1/31/50	30,000	34,867
3.70%, 1/31/51	70,000	75,487
3.95%, 1/31/60	60,000	65,881
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	111,608
6.50%, 2/01/37	5,000	6,399
6.95%, 1/15/38	47,000	65,434
5.50%, 3/01/44	56,000	68,746
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	101,984
4.30%, 3/01/28	60,000	69,983
5.55%, 6/01/45	80,000	103,584
5.05%, 2/15/46	40,000	49,229
5.20%, 3/01/48	60,000	77,037
MPLX L.P.,
3.38%, 3/15/23	121,000	127,366

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Pipelines (Continued)
MPLX L.P.,
4.88%, 12/01/24	$160,000	$180,088
4.13%, 3/01/27	27,000	29,464
4.00%, 3/15/28	200,000	217,900
4.80%, 2/15/29	30,000	34,620
4.50%, 4/15/38	90,000	96,015
5.20%, 3/01/47	40,000	45,114
4.70%, 4/15/48	90,000	96,988
5.50%, 2/15/49	90,000	107,842
NGPL PipeCo LLC,
4.38%, 8/15/22(b)	64,000	66,374
4.88%, 8/15/27(b)	210,000	232,339
7.77%, 12/15/37(b)	20,000	25,475

Northwest Pipeline LLC, 4.00%, 4/01/27	186,000	206,335
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	110,207
5.75%, 5/15/24	300,000	341,790
5.62%, 3/01/25	488,000	566,339
5.87%, 6/30/26	24,000	28,922
5.00%, 3/15/27	112,000	128,140
4.20%, 3/15/28	47,000	51,732

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	115,853
Spectra Energy Partners L.P., 5.95%, 9/25/43	41,000	54,975
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/01/24	171,000	180,670
5.95%, 12/01/25	40,000	45,726
5.30%, 4/01/44	10,000	9,958
5.40%, 10/01/47	2,000	2,003
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.75%, 3/15/24	19,000	19,450
5.13%, 2/01/25	22,000	22,330
5.87%, 4/15/26	44,000	46,762
5.37%, 2/01/27	23,000	23,763
6.50%, 7/15/27	36,000	38,520
5.00%, 1/15/28	7,000	7,140
6.87%, 1/15/29	36,000	40,612
5.50%, 3/01/30(b)	9,000	9,495

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	380,000	401,140
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	107,000	117,069
4.15%, 1/15/48(b)	36,000	40,286
		Par(a)	Value
Pipelines (Continued)
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26		$536,000	$701,867
4.00%, 3/15/28		113,000	128,139
3.25%, 5/15/30(b)		38,000	41,466
4.60%, 3/15/48		43,000	53,307
3.95%, 5/15/50(b)		41,000	46,340
Western Midstream Operating L.P.,
(3M USD LIBOR + 1.85%), 2.12%, 1/13/23(d)		40,000	36,904
4.10%, 2/01/25		50,000	49,635
4.65%, 7/01/26		90,000	92,025
Williams (The) Cos., Inc.,
3.60%, 3/15/22		150,000	156,160
4.55%, 6/24/24		89,000	99,052
3.90%, 1/15/25		28,000	30,699
4.85%, 3/01/48		110,000	131,028
			10,681,682
Real Estate – 0.0%(h)
Howard Hughes (The) Corp., 5.38%, 3/15/25(b)		44,000	44,443
Real Estate Investment Trusts – 0.4%
American Tower Corp.,
5.00%, 2/15/24		22,000	25,252
3.38%, 5/15/24		50,000	54,661
2.40%, 3/15/25		163,000	174,420
1.30%, 9/15/25		46,000	46,786
3.95%, 3/15/29		53,000	62,578
3.80%, 8/15/29		91,000	106,621

Boston Properties L.P., 3.85%, 2/01/23		193,000	206,635
Crown Castle International Corp.,
3.15%, 7/15/23		140,000	149,864
3.20%, 9/01/24		32,000	34,883
1.35%, 7/15/25		93,000	94,953
4.45%, 2/15/26		168,000	196,664
3.70%, 6/15/26		2,000	2,285
3.10%, 11/15/29		245,000	273,272
3.30%, 7/01/30		50,000	56,799
5.20%, 2/15/49		20,000	28,167
4.15%, 7/01/50		17,000	21,475

Digital Dutch Finco B.V., 1.50%, 3/15/30	EUR	130,000	159,502
Equinix, Inc.,
2.63%, 11/18/24		61,000	65,181
1.25%, 7/15/25		330,000	332,805
ESH Hospitality, Inc.,
5.25%, 5/01/25(b)		55,000	56,184

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
ESH Hospitality, Inc.,
4.62%, 10/01/27(b)	$7,000	$6,736
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.62%, 5/01/24	92,000	99,820
4.50%, 9/01/26	25,000	26,000
5.75%, 2/01/27	40,000	43,300
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26	5,000	5,250
5.00%, 10/15/27	62,000	66,495
4.62%, 8/01/29	8,000	8,452

National Retail Properties, Inc., 2.50%, 4/15/30	68,000	66,856
Realty Income Corp.,
4.65%, 8/01/23	10,000	11,111
4.13%, 10/15/26	35,000	40,739
3.00%, 1/15/27	15,000	16,420
3.25%, 1/15/31	20,000	22,441

RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/27	34,000	31,715
Service Properties Trust, 4.35%, 10/01/24	20,000	17,904
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 2/15/25(b)	32,000	32,400
4.25%, 12/01/26(b)	11,000	11,330
3.75%, 2/15/27(b)	7,000	7,053
4.62%, 12/01/29(b)	9,000	9,430
4.13%, 8/15/30(b)	9,000	9,108
		2,681,547
Retail – 0.8%
Beacon Roofing Supply, Inc., 4.87%, 11/01/25(b)	50,000	48,944
Costco Wholesale Corp.,
1.38%, 6/20/27	190,000	196,929
1.60%, 4/20/30	120,000	124,211
1.75%, 4/20/32	90,000	94,222
Dollar General Corp.,
3.25%, 4/15/23	10,000	10,664
4.12%, 5/01/28	2,000	2,393
4.13%, 4/03/50	32,000	40,394
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	66,391
3.90%, 12/06/28	10,000	12,181
2.95%, 6/15/29	307,000	352,517
2.70%, 4/15/30	80,000	90,550
	Par(a)	Value
Retail (Continued)
Home Depot (The), Inc.,
3.30%, 4/15/40	$60,000	$71,848
3.90%, 6/15/47	20,000	25,963
3.35%, 4/15/50	230,000	281,949
Lowe's Cos., Inc.,
4.00%, 4/15/25	168,000	192,815
4.50%, 4/15/30	50,000	62,482
5.00%, 4/15/40	40,000	54,606
4.37%, 9/15/45	29,000	37,105
3.70%, 4/15/46	53,000	62,852
5.12%, 4/15/50	180,000	261,818
McDonald's Corp.,
3.30%, 7/01/25	70,000	78,468
1.45%, 9/01/25	140,000	145,434
3.70%, 1/30/26	90,000	103,151
3.50%, 3/01/27	30,000	34,426
3.50%, 7/01/27	30,000	34,669
3.80%, 4/01/28	270,000	320,110
2.13%, 3/01/30	70,000	73,483
3.60%, 7/01/30	80,000	93,826
3.63%, 5/01/43	113,000	133,890
4.87%, 12/09/45	35,000	48,123
4.45%, 9/01/48	65,000	85,824
3.63%, 9/01/49	102,000	121,012
4.20%, 4/01/50	110,000	140,540
Starbucks Corp.,
3.55%, 8/15/29	40,000	46,419
2.55%, 11/15/30	188,000	201,619

Target Corp., 2.25%, 4/15/25	110,000	118,395
TJX (The) Cos., Inc.,
3.50%, 4/15/25	70,000	78,054
3.75%, 4/15/27	20,000	23,208
Walmart, Inc.,
3.40%, 6/26/23	40,000	43,439
3.55%, 6/26/25	30,000	34,190
3.70%, 6/26/28	415,000	499,498
		4,548,612
Semiconductors – 1.1%
Analog Devices, Inc.,
2.95%, 4/01/25	57,000	62,635
3.90%, 12/15/25	16,000	18,430
3.50%, 12/05/26	26,000	29,640
Applied Materials, Inc.,
1.75%, 6/01/30	300,000	316,885
5.85%, 6/15/41	17,000	26,511
2.75%, 6/01/50	80,000	89,673
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.13%, 1/15/25	83,000	89,224
3.87%, 1/15/27	116,000	128,866

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Semiconductors (Continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.50%, 1/15/28	$115,000	$124,832
Broadcom, Inc.,
2.25%, 11/15/23(b)	322,000	335,221
3.62%, 10/15/24(b)	28,000	30,579
4.70%, 4/15/25(b)	566,000	647,309
3.15%, 11/15/25(b)	220,000	237,256
4.25%, 4/15/26(b)	422,000	476,668
3.46%, 9/15/26(b)	10,000	10,957
4.11%, 9/15/28(b)	105,000	118,608
Intel Corp.,
3.70%, 7/29/25	20,000	22,908
4.60%, 3/25/40	50,000	69,397
4.10%, 5/19/46	46,000	60,061
4.75%, 3/25/50	458,000	664,219
4.95%, 3/25/60	120,000	184,289
KLA Corp.,
4.10%, 3/15/29	125,000	151,063
3.30%, 3/01/50	181,000	202,773
Lam Research Corp.,
3.75%, 3/15/26	161,000	186,259
1.90%, 6/15/30	20,000	21,193
4.87%, 3/15/49	48,000	72,625
2.88%, 6/15/50	65,000	74,237

Micron Technology, Inc., 2.50%, 4/24/23	100,000	104,402
NVIDIA Corp.,
3.20%, 9/16/26	117,000	133,212
2.85%, 4/01/30	252,000	282,216
3.50%, 4/01/40	150,000	180,174
3.50%, 4/01/50	535,000	640,759
3.70%, 4/01/60	100,000	124,703
QUALCOMM, Inc.,
4.80%, 5/20/45	50,000	71,055
4.30%, 5/20/47	94,000	126,681
Texas Instruments, Inc.,
2.90%, 11/03/27	390,000	441,931
1.75%, 5/04/30	91,000	95,454
		6,652,905
Shipbuilding – 0.0%(h)
Huntington Ingalls Industries, Inc.,
3.84%, 5/01/25(b)	75,000	83,327
4.20%, 5/01/30(b)	135,000	158,402
		241,729
Software – 0.8%
Adobe, Inc., 2.30%, 2/01/30	360,000	395,244
		Par(a)	Value
Software (Continued)
Autodesk, Inc.,
3.60%, 12/15/22		$35,000	$37,176
3.50%, 6/15/27		161,000	184,292
2.85%, 1/15/30		3,000	3,367
Fidelity National Information Services, Inc.,
3.00%, 8/15/26		62,000	69,495
1.00%, 12/03/28	EUR	105,000	127,085
2.95%, 5/21/39		100,000	146,569
Fiserv, Inc.,
3.20%, 7/01/26		356,000	401,240
2.25%, 6/01/27		40,000	42,842
3.50%, 7/01/29		109,000	126,146
2.65%, 6/01/30		109,000	118,869
Microsoft Corp.,
2.40%, 8/08/26		60,000	66,073
3.30%, 2/06/27		900,000	1,043,063
4.20%, 11/03/35		66,000	88,977
3.45%, 8/08/36		40,000	50,094
3.70%, 8/08/46		168,000	218,793
2.53%, 6/01/50		45,000	49,397
Oracle Corp.,
3.80%, 11/15/37		191,000	233,215
3.60%, 4/01/40		114,000	134,981
5.37%, 7/15/40		43,000	62,948
4.12%, 5/15/45		83,000	105,278
4.00%, 7/15/46		47,000	58,881
3.60%, 4/01/50		256,000	306,363

salesforce.com, Inc., 3.70%, 4/11/28		430,000	510,760
			4,581,148
Telecommunications – 1.5%
AT&T, Inc.,
3.40%, 6/15/22		12,000	12,663
3.55%, 6/01/24		45,000	49,770
3.40%, 5/15/25		300,000	333,703
3.80%, 2/15/27		172,000	196,630
2.30%, 6/01/27		170,000	180,053
2/01/28(f)		430,000	437,610
4.30%, 2/15/30(b)		105,000	126,128
2/01/32(f)		84,000	86,045
4.50%, 5/15/35		161,000	193,267
3.15%, 9/04/36	EUR	100,000	139,819
6.00%, 8/15/40		20,000	27,983
5.15%, 3/15/42		88,000	112,102
2/01/43(f)		300,000	308,792
4.80%, 6/15/44		220,000	275,593
4.75%, 5/15/46		305,000	380,002
5.15%, 11/15/46		26,000	33,566
4.50%, 3/09/48		48,000	58,789

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Telecommunications (Continued)
AT&T, Inc.,
2/01/52(f)		$26,000	$26,888
Corning, Inc.,
3.70%, 11/15/23		9,000	9,621
4.37%, 11/15/57		32,000	40,021

Frontier Communications Corp., 8.00%, 4/01/27(b)(l)		68,000	70,380
Level 3 Financing, Inc.,
5.12%, 5/01/23		23,000	23,097
5.25%, 3/15/26		33,000	34,468
4.62%, 9/15/27(b)		9,000	9,461
Motorola Solutions, Inc.,
4.60%, 5/23/29		140,000	164,178
5.50%, 9/01/44		105,000	125,189
Sprint Corp.,
7.62%, 2/15/25		65,000	78,947
7.62%, 3/01/26		66,000	82,499

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(b)		62,500	63,281
T-Mobile USA, Inc.,
3.50%, 4/15/25(b)		410,000	452,127
3.75%, 4/15/27(b)		391,000	442,929
3.88%, 4/15/30(b)		615,000	704,329
Verizon Communications, Inc.,
3.38%, 2/15/25		190,000	213,340
2.63%, 8/15/26		38,000	41,996
4.13%, 3/16/27		368,000	441,397
3.00%, 3/22/27		30,000	33,803
4.33%, 9/21/28		291,000	359,254
3.88%, 2/08/29		420,000	506,356
3.15%, 3/22/30		90,000	103,309
4.50%, 8/10/33		825,000	1,074,719
4.40%, 11/01/34		94,000	121,123
4.27%, 1/15/36		176,000	226,039
5.25%, 3/16/37		45,000	63,494
2.88%, 1/15/38	EUR	100,000	149,249
3.85%, 11/01/42		60,000	76,171
4.13%, 8/15/46		70,000	91,009
4.86%, 8/21/46		40,000	57,281
4.52%, 9/15/48		40,000	55,517
5.01%, 4/15/49		71,000	105,646
4.00%, 3/22/50		190,000	252,849
			9,252,482
	Par(a)	Value
Toys/Games/Hobbies – 0.0%(h)
Hasbro, Inc.,
2.60%, 11/19/22	$175,000	$180,970
3.90%, 11/19/29	25,000	26,519
		207,489
Transportation – 0.6%
Burlington Northern Santa Fe LLC,
6.15%, 5/01/37	75,000	116,347
5.75%, 5/01/40	27,000	40,665
5.40%, 6/01/41	10,000	14,548
CSX Corp.,
4.25%, 3/15/29	72,000	87,902
6.15%, 5/01/37	5,000	7,329
4.75%, 5/30/42	44,000	59,156
4.10%, 3/15/44	25,000	31,847
4.30%, 3/01/48	33,000	44,176
4.75%, 11/15/48	76,000	108,434
4.25%, 11/01/66	53,000	71,241
FedEx Corp.,
3.80%, 5/15/25	372,000	420,351
3.90%, 2/01/35	27,000	30,674
3.88%, 8/01/42	14,000	15,226
4.10%, 4/15/43	32,000	36,595
4.10%, 2/01/45	35,000	39,858
4.55%, 4/01/46	31,000	37,426
Norfolk Southern Corp.,
2.90%, 6/15/26	132,000	147,492
2.55%, 11/01/29	5,000	5,528
4.84%, 10/01/41	18,000	24,415
3.40%, 11/01/49	50,000	60,005
4.05%, 8/15/52	53,000	68,808
Ryder System, Inc.,
2.50%, 9/01/24	5,000	5,264
4.62%, 6/01/25	315,000	360,064
Union Pacific Corp.,
3.25%, 1/15/25	105,000	115,390
3.25%, 8/15/25	27,000	30,166
2.75%, 3/01/26	53,000	58,141
2.15%, 2/05/27	120,000	128,930
3.95%, 9/10/28	220,000	263,524
2.40%, 2/05/30	220,000	239,672
3.38%, 2/01/35	23,000	27,236
3.95%, 8/15/59	38,000	48,962
3.84%, 3/20/60	194,000	247,361
4.37%, 11/15/65	42,000	56,903
3.75%, 2/05/70	130,000	159,919
United Parcel Service, Inc.,
3.40%, 3/15/29	52,000	61,609
2.50%, 9/01/29	82,000	91,101
4.45%, 4/01/30	231,000	294,630

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Transportation (Continued)
United Parcel Service, Inc.,
5.20%, 4/01/40	$73,000	$106,250
XPO Logistics, Inc.,
6.12%, 9/01/23(b)	18,000	18,354
6.75%, 8/15/24(b)	46,000	49,471
		3,830,970
Trucking & Leasing – 0.0%(h)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.25%, 1/17/23(b)	4,000	4,308
2.70%, 3/14/23(b)	10,000	10,367
2.70%, 11/01/24(b)	25,000	26,325
3.95%, 3/10/25(b)	30,000	33,218
4.00%, 7/15/25(b)	85,000	95,216
4.45%, 1/29/26(b)	10,000	11,358
3.40%, 11/15/26(b)	21,000	22,869
3.35%, 11/01/29(b)	20,000	20,775
		224,436
Total Corporate Bonds (Cost $159,542,738)		172,821,885

Foreign Issuer Bonds – 10.4%
Australia – 0.3%
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	20,000	29,418
(5Y USD Swap Rate + 5.09%), 6.75%, 10/19/75(b)(i)	400,000	472,324
FMG Resources (August 2006) Pty. Ltd.,
4.75%, 5/15/22(b)	32,000	33,499
5.12%, 3/15/23(b)	23,000	24,265
5.12%, 5/15/24(b)	32,000	34,160
4.50%, 9/15/27(b)	5,000	5,441
Glencore Funding LLC,
4.13%, 3/12/24(b)	400,000	431,885
4.00%, 3/27/27(b)	380,000	418,352
3.88%, 10/27/27(b)	80,000	87,536
		1,536,880
Bahrain – 0.0%(h)
Bahrain Government International Bond, 7.38%, 5/14/30	200,000	229,916
Belgium – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	80,000	91,285
4.70%, 2/01/36	447,000	548,362
	Par(a)	Value
Belgium (Continued)
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 1/12/24	$100,000	$110,150
4.15%, 1/23/25	200,000	228,228
4.00%, 4/13/28	163,000	190,811
4.75%, 1/23/29	742,000	913,191
3.50%, 6/01/30	550,000	631,045
5.45%, 1/23/39	72,000	94,624
4.35%, 6/01/40	130,000	156,709
4.95%, 1/15/42	26,000	33,174
5.55%, 1/23/49	220,000	309,238
4.50%, 6/01/50	230,000	290,755
		3,597,572
Brazil – 0.4%
Banco Votorantim S.A., 4.00%, 9/24/22(b)	200,000	203,500
Brazilian Government International Bond, 2.88%, 6/06/25	200,000	202,602
Embraer Netherlands Finance B.V., 5.40%, 2/01/27	20,000	18,208
Embraer Overseas Ltd., 5.70%, 9/16/23	45,000	45,045
Gol Finance S.A., 7.00%, 1/31/25(b)	80,000	44,041
Petrobras Global Finance B.V.,
5.75%, 2/01/29	40,000	43,212
5.09%, 1/15/30(m)	40,000	41,200
6.75%, 6/03/50	30,000	32,640

Rumo Luxembourg S.a.r.l., 5.87%, 1/18/25(b)	200,000	209,958
Suzano Austria GmbH, 6.00%, 1/15/29	720,000	801,000
Vale Overseas Ltd.,
6.25%, 8/10/26	650,000	781,300
3.75%, 7/08/30	40,000	42,939
		2,465,645
Canada – 0.4%
1011778 B.C. ULC/New Red Finance, Inc.,
5.00%, 10/15/25(b)	112,000	114,520
3.88%, 1/15/28(b)	7,000	7,278
Air Canada Pass Through Trust,
Series 2015-2, Class B, 5.00%, 12/15/23(b)	11,280	9,363
Series 2013-1, Class A, 4.13%, 5/15/25(b)	51,749	47,818
Series 2017-1, Class AA, 3.30%, 1/15/30(b)	16,157	14,833

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Canada (Continued)

Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)		$173,000	$190,880
Bank of Montreal,
1.90%, 8/27/21		2,000	2,034
3.30%, 2/05/24		106,000	115,759
2.50%, 6/28/24		34,000	36,401
1.85%, 5/01/25		210,000	221,298
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(i)		40,000	44,502

Bank of Nova Scotia (The), 1.30%, 6/11/25		120,000	122,634
Barrick North America Finance LLC, 5.75%, 5/01/43		190,000	284,315
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(b)		51,000	51,000
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23		100,000	101,008
Enbridge, Inc., 2.90%, 7/15/22		36,000	37,431
Magna International, Inc., 2.45%, 6/15/30		32,000	34,000
Mattamy Group Corp., 5.25%, 12/15/27(b)		5,000	5,188
Royal Bank of Canada,
1.60%, 4/17/23		190,000	195,969
1.15%, 6/10/25		100,000	102,003
Suncor Energy, Inc.,
6.80%, 5/15/38		30,000	41,554
6.50%, 6/15/38		16,000	21,775
Teck Resources Ltd.,
6.12%, 10/01/35		10,000	11,702
6.00%, 8/15/40		3,000	3,306
Toronto-Dominion Bank (The),
0.75%, 6/12/23		210,000	212,032
1.15%, 6/12/25		110,000	112,484
TransCanada PipeLines Ltd.,
3.75%, 10/16/23		3,000	3,265
5.85%, 3/15/36		22,000	30,157
6.20%, 10/15/37		2,000	2,822
			2,177,331
Chile – 0.1%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/01/30(b)	CLP	25,000,000	39,506
		Par(a)	Value
Chile (Continued)
Corp. Nacional del Cobre de Chile, 3.63%, 8/01/27(b)		$330,000	$362,155
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26(b)		200,000	217,565
Kenbourne Invest S.A., 6.87%, 11/26/24(b)		200,000	204,124
			823,350
China – 0.2%
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		410,000	450,114
Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)		290,000	321,874
Sinopec Group Overseas Development 2018 Ltd., 2.15%, 5/13/25(b)		200,000	208,054
Tencent Holdings Ltd., 3.60%, 1/19/28(b)		220,000	247,871
			1,227,913
Colombia – 0.6%
Bancolombia S.A., 3.00%, 1/29/25		200,000	199,002
Colombia Government International Bond,
3.88%, 4/25/27		615,000	667,890
4.50%, 3/15/29		300,000	340,500
5.00%, 6/15/45		610,000	751,825
5.20%, 5/15/49		460,000	590,603
Colombian TES,
6.25%, 11/26/25	COP	171,000,000	50,484
7.25%, 10/18/34	COP	479,200,000	136,089
Ecopetrol S.A.,
5.38%, 6/26/26		151,000	167,044
6.87%, 4/29/30		30,000	36,150
5.87%, 5/28/45		510,000	583,389
			3,522,976
Denmark – 0.3%
Danske Bank A/S,
5.00%, 1/12/22(b)		400,000	421,522
3.88%, 9/12/23(b)		400,000	430,718
5.37%, 1/12/24(b)		400,000	451,650
5.37%, 1/12/24		200,000	225,825
1.23%, 6/22/24(b)		200,000	202,161
			1,731,876
Dominican Republic – 0.0%(h)
Dominican Republic International Bond, 5.88%, 1/30/60		200,000	191,000

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Finland – 0.0%(h)
Nordea Bank Abp, 1.00%, 6/09/23(b)		$210,000	$213,547
France – 0.4%
BNP Paribas S.A.,
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(i)		200,000	223,440
(3M USD LIBOR + 1.11%), 2.82%, 11/19/25(b)(i)		449,000	476,991
(SOFR + 2.07%), 2.22%, 6/09/26(b)(i)		820,000	854,075

BPCE S.A., 2.70%, 10/01/29(b)		250,000	272,492
Credit Agricole S.A., (SOFR Index + 1.68%), 1.91%, 6/16/26(b)(i)		250,000	257,057
Danone S.A., 2.95%, 11/02/26(b)		200,000	223,222
Total Capital International S.A., 2.43%, 1/10/25		150,000	160,605
			2,467,882
Germany – 0.1%
Bayer U.S. Finance II LLC, 4.37%, 12/15/28(b)		200,000	236,473
BMW U.S. Capital LLC, 3.90%, 4/09/25(b)		15,000	16,841
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(b)		150,000	180,993
			434,307
Hungary – 0.0%(h)
Hungary Government International Bond, 5.38%, 3/25/24		122,000	140,147
India – 0.0%(h)
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	211,156
Indonesia – 0.6%
Indonesia Government International Bond,
4.10%, 4/24/28		200,000	228,686
2.85%, 2/14/30		200,000	210,856
4.35%, 1/11/48		850,000	1,019,425
3.70%, 10/30/49		330,000	362,625
Indonesia Treasury Bond,
6.50%, 6/15/25	IDR	1,551,000,000	108,914
7.00%, 5/15/27	IDR	1,238,000,000	86,828
7.00%, 9/15/30	IDR	547,000,000	38,028
6.63%, 5/15/33	IDR	357,000,000	23,214
7.50%, 6/15/35	IDR	2,094,000,000	146,681
8.37%, 4/15/39	IDR	3,353,000,000	251,337
7.37%, 5/15/48	IDR	1,091,000,000	73,956
		Par(a)	Value
Indonesia (Continued)

Pertamina Persero PT, 6.00%, 5/03/42(b)		$280,000	$359,220
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 6/23/30(b)		200,000	208,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		480,000	568,800
			3,687,320
Israel – 0.0%(h)
Israel Government International Bond, 2.75%, 7/03/30		200,000	221,000
Italy – 0.1%
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)		840,000	862,203
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc.,
2.66%, 7/25/22		4,000	4,164
3.45%, 3/02/23		350,000	374,435
3.29%, 7/25/27		20,000	22,294
Mizuho Financial Group, Inc.,
2.95%, 2/28/22		475,000	493,326
(3M USD LIBOR + 0.98%), 2.84%, 7/16/25(i)		200,000	211,475
(3M USD LIBOR + 1.10%), 2.56%, 9/13/25(i)		200,000	210,085

Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25		400,000	424,409
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28		200,000	251,195
2.00%, 7/09/40	EUR	110,000	137,971
			2,129,354
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		200,000	266,934
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		220,000	293,700
			560,634
Kuwait – 0.1%
Equate Petrochemical B.V., 4.25%, 11/03/26(b)		210,000	225,356

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Kuwait (Continued)
Kuwait International Government Bond, 3.50%, 3/20/27(b)	$210,000	$237,657
MEGlobal Canada ULC, 5.00%, 5/18/25(b)	200,000	218,519
		681,532
Luxembourg – 0.1%
ArcelorMittal S.A.,
3.60%, 7/16/24	110,000	115,043
4.55%, 3/11/26	360,000	390,864
		505,907
Macau – 0.1%
Sands China Ltd., 5.13%, 8/08/25	300,000	326,565
Malaysia – 0.0%(h)
Petronas Capital Ltd., 3.50%, 4/21/30(b)	200,000	227,002
Mexico – 0.6%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	200,000	208,782
2.88%, 5/07/30	200,000	217,700

BBVA Bancomer S.A., (5Y US Treasury CMT + 4.31%), 5.87%, 9/13/34(b)(i)	200,000	196,500
Comision Federal de Electricidad, 4.75%, 2/23/27(b)	200,000	211,750
Fomentico Economico Mexicano S.A.B. de C.V., 3.50%, 1/16/50	150,000	168,094
Mexico Government International Bond,
4.15%, 3/28/27	467,000	513,466
4.75%, 3/08/44	1,060,000	1,204,160
4.50%, 1/31/50	220,000	244,420
Petroleos Mexicanos,
(3M USD LIBOR + 3.65%), 3.96%, 3/11/22(d)	31,000	30,380
4.25%, 1/15/25	46,000	43,259
4.50%, 1/23/26	96,000	87,936
6.50%, 1/23/29	19,000	17,554
5.62%, 1/23/46	620,000	470,580
6.95%, 1/28/60	166,000	137,158
		3,751,739
Morocco – 0.0%(h)
OCP S.A., 4.50%, 10/22/25(b)	200,000	208,540
	Par(a)	Value
Netherlands – 0.6%
Cooperatieve Rabobank U.A.,
4.62%, 12/01/23	$250,000	$276,923
4.37%, 8/04/25	440,000	499,637

Cooperatieve Rabobank UA, (1Y US Treasury CMT + 1.00%), 1.34%, 6/24/26(b)(i)	250,000	254,031
ING Groep N.V.,
4.10%, 10/02/23	400,000	441,072
(1Y US Treasury CMT + 1.10%), 1.40%, 7/01/26(b)(i)	200,000	203,434
NXP B.V./NXP Funding LLC,
3.88%, 9/01/22(b)	200,000	211,832
4.62%, 6/01/23(b)	245,000	269,785
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25(b)	80,000	85,742
3.15%, 5/01/27(b)	7,000	7,622
3.40%, 5/01/30(b)	226,000	249,399
Shell International Finance B.V.,
3.50%, 11/13/23	170,000	186,293
2.88%, 5/10/26	140,000	155,560
3.88%, 11/13/28	49,000	58,196
2.38%, 11/07/29	465,000	501,106
2.75%, 4/06/30	100,000	111,336
4.37%, 5/11/45	96,000	126,285
4.00%, 5/10/46	80,000	99,862
3.25%, 4/06/50	170,000	192,178
		3,930,293
Panama – 0.3%
Panama Government International Bond,
3.87%, 3/17/28	400,000	463,500
6.70%, 1/26/36	580,000	889,575
4.30%, 4/29/53	400,000	522,000
		1,875,075
Peru – 0.4%
Banco de Credito del Peru, (5Y US Treasury CMT + 3.00%), 3.13%, 7/01/30(b)(i)	45,000	44,640
Peruvian Government International Bond,
4.12%, 8/25/27	152,000	179,930
6.55%, 3/14/37	130,000	208,488
5.62%, 11/18/50	270,000	460,350

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Peru (Continued)

Petroleos del Peru S.A., 4.75%, 6/19/32(b)		$500,000	$580,000
Southern Copper Corp., 5.25%, 11/08/42		600,000	787,803
			2,261,211
Philippines – 0.1%
Philippine Government International Bond,
4.20%, 1/21/24		400,000	441,420
3.00%, 2/01/28		200,000	223,669
			665,089
Poland – 0.1%
Republic of Poland Government International Bond, 4.00%, 1/22/24		500,000	558,125
Qatar – 0.2%
Qatar Government International Bond,
3.87%, 4/23/23(b)		200,000	215,865
4.82%, 3/14/49(b)		520,000	742,348
			958,213
Russia – 0.3%
Lukoil Securities B.V., 3.88%, 5/06/30(b)		200,000	211,838
Russian Federal Bond - OFZ,
8.15%, 2/03/27	RUB	7,757,000	120,498
6.00%, 10/06/27	RUB	4,390,000	60,745
6.90%, 5/23/29	RUB	18,108,000	263,008
8.50%, 9/17/31	RUB	19,120,000	311,900

Russian Foreign Bond - Eurobond, 5.62%, 4/04/42(b)		600,000	820,374
			1,788,363
South Africa – 0.1%
Anglo American Capital PLC, 4.00%, 9/11/27(b)		400,000	445,039
Spain – 0.2%
Banco Santander S.A.,
2.75%, 5/28/25		400,000	422,511
4.38%, 4/12/28		200,000	231,336
3.30%, 6/27/29		200,000	220,740

Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	174,100
			1,048,687
Sweden – 0.0%(h)
Swedbank AB, 1.30%, 6/02/23(b)		200,000	203,555
	Par(a)	Value
Switzerland – 0.7%
Credit Suisse A.G.,
1.00%, 5/05/23	$670,000	$677,772
2.95%, 4/09/25	250,000	274,248
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(i)	250,000	262,082
(SOFR + 3.73%), 4.19%, 4/01/31(b)(i)	505,000	589,394

Tyco Electronics Group S.A., 3.13%, 8/15/27	18,000	19,869
UBS A.G., 1.75%, 4/21/22(b)	200,000	204,195
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(i)	400,000	416,400
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(i)(j)	200,000	212,222
4.12%, 9/24/25(b)	200,000	229,704
4.13%, 4/15/26(b)	200,000	230,653
4.25%, 3/23/28(b)	770,000	895,424
(3M USD LIBOR + 1.47%), 3.13%, 8/13/30(b)(i)	470,000	521,433
		4,533,396
Ukraine – 0.0%(h)
Ukraine Government International Bond, 9.75%, 11/01/28	200,000	223,863
United Arab Emirates – 0.4%
Abu Dhabi Government International Bond,
2.50%, 10/11/22(b)	610,000	633,822
2.50%, 4/16/25(b)	200,000	213,000
3.12%, 9/30/49(b)	480,000	537,408

DP World PLC, 5.62%, 9/25/48(b)	300,000	366,000
MDGH - GMTN B.V.,
2.50%, 11/07/24(b)	200,000	210,000
2.88%, 11/07/29(b)	200,000	217,186
		2,177,416
United Kingdom – 1.3%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(b)	425,000	478,831
Barclays Bank PLC, 1.70%, 5/12/22	200,000	203,959
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(i)	200,000	239,717
(1Y US Treasury CMT + 1.90%), 2.65%, 6/24/31(i)	231,000	237,046

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
United Kingdom (Continued)
BAT Capital Corp.,
3.56%, 8/15/27	$300,000	$330,343
4.54%, 8/15/47	254,000	290,796
5.28%, 4/02/50	55,000	70,211
BP Capital Markets PLC,
3.81%, 2/10/24	116,000	128,129
3.54%, 11/04/24	2,000	2,219

GlaxoSmithKline Capital PLC, 3.38%, 6/01/29	84,000	98,614
GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	26,000	31,440
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(i)	200,000	204,720
(3M USD LIBOR + 1.55%), 4.04%, 3/13/28(i)	235,000	262,899
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(i)	950,000	1,108,578
4.95%, 3/31/30	200,000	244,817
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(i)	550,000	622,062
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%), 2.91%, 11/07/23(i)	270,000	282,350
(1Y US Treasury CMT + 1.00%), 2.44%, 2/05/26(i)	250,000	262,496
4.37%, 3/22/28	290,000	344,704

Natwest Group PLC, (3M USD LIBOR + 1.91%), 5.08%, 1/27/30(i)	200,000	245,839
RELX Capital, Inc.,
3.50%, 3/16/23	197,000	211,058
4.00%, 3/18/29	161,000	190,829
3.00%, 5/22/30	114,000	126,524
Reynolds American, Inc.,
4.45%, 6/12/25	215,000	244,523
6.15%, 9/15/43	18,000	24,129
5.85%, 8/15/45	150,000	198,344

Royal Bank of Scotland Group PLC, (3M USD LIBOR + 1.76%), 4.27%, 3/22/25(i)	400,000	440,478
Vodafone Group PLC,
4.13%, 5/30/25	39,000	44,598
4.37%, 5/30/28	190,000	231,033
4.37%, 2/19/43	161,000	196,684
5.25%, 5/30/48	84,000	114,850
5.12%, 6/19/59	1,000	1,360
		7,714,180
	Par(a)	Value
Uruguay – 0.2%
Uruguay Government International Bond,
4.37%, 10/27/27	$70,000	$82,513
4.38%, 1/23/31	230,000	281,462
5.10%, 6/18/50	560,000	783,300
		1,147,275
Total Foreign Issuer Bonds (Cost $58,332,774)		63,663,074

Term Loans – 0.0%(d)(h)
Distribution/Wholesale – 0.0%(h)
KAR Auction Services, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 1M + 2.25%), 2.44%, 9/19/26(b)	14,713	14,161
Total Term Loans (Cost $14,680)		14,161

	Par	Value
Mortgage-Backed Securities – 27.3%
Federal Home Loan Mortgage Corporation – 1.8%
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.31%, 7/25/26(c)	1,999,473	130,308
Series K091, Class A2, 3.51%, 3/25/29	150,000	178,898
Series K095, Class XAM, 1.24%, 6/25/29(c)	500,000	50,603
Series K099, Class X1, 0.89%, 9/25/29(c)	1,088,642	76,297
Pool,
#ZT1408, 10/01/32(f)	174,070	181,004
#ZM1677, 3.00%, 9/01/46	1,056,602	1,154,485
#ZM5146, 4.00%, 12/01/47	304,071	323,760
#ZA5454, 4.00%, 6/01/48	346,835	370,617
#ZM6880, 4.50%, 6/01/48	49,307	53,044
#ZA5568, 4.50%, 7/01/48	94,849	101,971
#ZA5940, 4.50%, 11/01/48	64,424	70,065
#ZT1640, 4.50%, 1/01/49	258,762	280,267
#ZT1857, 4.50%, 3/01/49	1,806,570	2,021,640
#ZA6531, 4.50%, 3/01/49	65,166	70,237
#QA0639, 4.00%, 6/01/49	565,838	611,088
#RA1103, 3.00%, 7/01/49	173,086	184,147

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#RA1084, 4.50%, 7/01/49	$151,088	$163,925
#RA1293, 3.00%, 9/01/49	274,226	298,034
#RA1341, 3.00%, 9/01/49	55,920	59,859
#QA7238, 3.50%, 2/01/50	96,281	104,201
#RA2141, 4.00%, 2/01/50	90,077	96,596
#RA2145, 4.50%, 2/01/50	275,010	297,730
#RA2362, 3.50%, 3/01/50	192,905	204,544
#RA2313, 3.50%, 3/01/50	488,249	522,463
#RA2358, 4.00%, 3/01/50	91,419	97,648
#RA2353, 4.50%, 3/01/50	97,519	105,162
#SD0291, 5.00%, 3/01/50	403,038	440,348
#RA2389, 4.50%, 4/01/50	194,656	209,973
#SD8084, 8/01/50(f)	1,453,533	1,538,899
#RA3282, 8/01/50(f)	519,620	561,164
#RA3313, 3.00%, 8/01/50	136,410	145,604
#RA3324, 3.00%, 8/01/50	182,764	195,754

Real Estate Mortgage Investment Conduits, Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	269,675
		11,170,010
Federal Home Loan Mortgage Corporation Gold – 1.6%
Pool,
#Q41209, 3.50%, 6/01/46	59,360	64,685
#G61813, 3.00%, 7/01/46	427,658	464,796
#G61677, 4.50%, 4/01/47	125,308	138,577
#G60972, 4.50%, 5/01/47	47,531	53,254
#Q48752, 3.50%, 6/01/47	61,527	66,055
#G61047, 4.50%, 7/01/47	198,579	222,488
#G61079, 4.50%, 7/01/47	60,049	66,440
#G08779, 3.50%, 9/01/47	697,835	737,727
#G08791, 3.00%, 12/01/47	592,035	626,922
#Q53534, 3.00%, 1/01/48	30,819	32,634
#G61374, 4.50%, 4/01/48	186,709	204,246
#V84260, 3.50%, 6/01/48	278,493	297,872
#Q59918, 4.50%, 7/01/48	376,744	421,860
	Par	Value
Federal Home Loan Mortgage Corporation Gold (Continued)
Pool,
#Q57853, 4.50%, 8/01/48	$152,982	$171,299
#G67715, 4.50%, 8/01/48	283,550	313,901
#G61739, 3.00%, 9/01/48	406,120	441,414
#G61989, 3.50%, 4/01/49	4,820,960	5,361,433
#G67721, 4.50%, 4/01/49	227,544	248,073
		9,933,676
Federal National Mortgage Association – 8.8%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	210,000	245,084
Series 2019-M5, Class A2, 3.27%, 2/25/29	110,000	127,412
Series 2019-M4, Class A2, 3.61%, 2/25/31	100,000	120,192
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	99,983	109,125
Series 2019-M27, Class A2, 2.70%, 11/25/40	100,000	119,887
Series 2013-M6, Class 1AC, 3.45%, 2/25/43(c)	84,869	95,117
Pool,
#AS0496, 3.00%, 9/01/28	27,533	29,189
#BL2454, 3.16%, 5/01/29	59,116	68,025
#BL2457, 3.26%, 5/01/29	40,000	46,512
#AW1281, 3.00%, 7/01/29	11,187	11,882
#AW4229, 3.00%, 7/01/29	50,777	54,223
#BL3540, 2.79%, 8/01/29	300,000	339,118
#AX6435, 3.00%, 1/01/30	33,896	36,059
#BL5850, 2.26%, 4/01/30	199,019	217,144
#890696, 3.00%, 9/01/30	162,813	173,224
#BL3771, 2.77%, 8/01/31	200,000	226,697
#BL3776, 2.77%, 8/01/31	100,000	113,302
#BL3648, 2.85%, 8/01/31	100,000	114,153
#BM5304, 3.00%, 9/01/32	50,177	54,002
#BH9243, 3.00%, 1/01/33	362,580	380,649
#BM4614, 3.00%, 3/01/33	60,977	64,991
#FM1680, 2.50%, 12/01/33	228,620	240,058
#CA3022, 3.50%, 1/01/34	166,741	179,704

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#BM6019, 3.50%, 5/01/34	$344,618	$366,187
#MA3831, 3.00%, 11/01/39	78,197	82,789
#AK6740, 4.00%, 3/01/42	1,496,127	1,677,972
#AL3311, 3.50%, 3/01/43	2,361,071	2,628,049
#BM4751, 3.50%, 3/01/43	150,164	162,763
#AU6873, 4.50%, 11/01/43	135,698	156,455
#AL5597, 4.50%, 6/01/44	248,438	278,321
#AS2947, 4.00%, 7/01/44	734,983	805,864
#AS5480, 4.50%, 7/01/45	74,371	83,952
#AL9475, 4.50%, 11/01/45	94,900	106,326
#AS7313, 3.50%, 6/01/46	605,307	659,445
#AS7488, 3.00%, 7/01/46	1,044,365	1,148,745
#BM1922, 4.50%, 7/01/46	185,538	213,709
#AS7726, 3.00%, 8/01/46	745,751	814,836
#BC1509, 3.00%, 8/01/46	133,035	142,442
#AS7844, 3.00%, 9/01/46	192,832	206,468
#BC2817, 3.00%, 9/01/46	260,180	276,873
#AL9397, 3.00%, 10/01/46	204,872	219,359
#AL9546, 3.50%, 11/01/46	156,539	168,635
#BM4897, 3.50%, 12/01/46	154,991	166,644
#BM4226, 3.00%, 1/01/47	2,296,599	2,519,351
#BM5520, 3.50%, 2/01/47	848,695	902,533
#BM4696, 3.00%, 3/01/47	1,149,801	1,240,723
#FM1349, 3.50%, 3/01/47	503,711	548,455
#FM3347, 5/01/47(f)	381,571	407,169
#CA0148, 4.50%, 8/01/47	91,441	98,244
#890843, 3.00%, 9/01/47	77,747	83,899
#BE2735, 4.50%, 10/01/47	16,561	18,549
#BH5764, 4.50%, 11/01/47	68,785	76,079
#BM3208, 4.50%, 11/01/47	112,376	123,759
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA0717, 4.50%, 11/01/47	$254,358	$273,476
#MA3210, 3.50%, 12/01/47	977,825	1,034,273
#CA0858, 3.50%, 12/01/47	321,108	339,997
#FM1002, 3.50%, 1/01/48	1,113,204	1,204,001
#CA1021, 4.50%, 1/01/48	161,685	178,573
#BM5526, 3.50%, 2/01/48	212,460	224,681
#BM5073, 3.00%, 4/01/48	1,046,795	1,130,724
#CA1565, 4.50%, 4/01/48	334,263	359,015
#BJ9172, 4.50%, 5/01/48	325,448	361,150
#BM5896, 4.50%, 5/01/48	171,975	192,512
#BJ9257, 4.50%, 6/01/48	71,945	79,534
#CA1907, 4.50%, 6/01/48	388,351	417,594
#CA2055, 4.50%, 7/01/48	49,317	53,034
#CA2047, 4.50%, 7/01/48	200,341	219,414
#CA2057, 4.50%, 7/01/48	235,485	252,923
#FM3469, 3.50%, 8/01/48	378,686	405,389
#BN0691, 4.50%, 8/01/48	63,816	69,563
#BM4351, 4.50%, 8/01/48	122,356	136,962
#CA2207, 4.50%, 8/01/48	782,010	839,924
#CA2199, 4.50%, 8/01/48	270,245	295,973
#CA2205, 4.50%, 8/01/48	140,462	151,018
#CA2209, 4.50%, 8/01/48	109,868	118,093
#CA2251, 5.00%, 8/01/48	47,150	51,563
#BK4814, 4.50%, 9/01/48	53,770	57,787
#CA2471, 4.00%, 10/01/48	1,942,260	2,073,105
#CA2491, 4.50%, 10/01/48	119,565	128,592
#BK7603, 4.50%, 10/01/48	67,314	72,974
#CA2482, 4.50%, 10/01/48	274,275	300,387
#CA2493, 4.50%, 10/01/48	12,459	13,387

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA2489, 4.50%, 10/01/48	$143,888	$154,639
#FM3141, 3.50%, 11/01/48	451,405	480,207
#FM3773, 11/01/48(f)	529,801	566,749
#BN1623, 4.50%, 11/01/48	253,294	279,612
#CA2588, 4.50%, 11/01/48	53,048	57,010
#MA3527, 5.00%, 11/01/48	289,216	316,254
#CA2855, 4.50%, 12/01/48	181,642	195,205
#CA2803, 4.50%, 12/01/48	44,319	47,627
#CA2805, 4.50%, 12/01/48	377,588	405,769
#BN0302, 4.50%, 12/01/48	368,627	398,826
#CA2801, 4.50%, 12/01/48	60,821	65,804
#BM5119, 4.50%, 12/01/48	64,275	69,656
#BN0341, 5.00%, 12/01/48	268,925	293,820
#BM5317, 4.50%, 1/01/49	128,409	139,297
#BN3933, 4.50%, 1/01/49	361,119	391,355
#FM1977, 4.50%, 1/01/49	92,203	99,035
#BM5862, 4.50%, 2/01/49	362,340	405,647
#CA3094, 4.50%, 2/01/49	643,341	740,668
#BM5629, 4.50%, 2/01/49	67,712	73,703
#CA3055, 4.50%, 2/01/49	119,420	129,200
#CA3092, 4.50%, 2/01/49	62,717	68,145
#FM2214, 4.50%, 4/01/49	698,758	750,575
#BN6625, 3.50%, 5/01/49	724,938	800,347
#CA3516, 4.50%, 5/01/49	559,282	643,895
#MA3665, 4.50%, 5/01/49	13,893	14,916
#FM1637, 4.50%, 5/01/49	292,009	317,262
#FM1991, 4.50%, 5/01/49	333,024	358,638
#CA3634, 3.50%, 6/01/49	166,350	178,203
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA3645, 3.50%, 6/01/49	$1,469,446	$1,623,962
#BN6688, 4.00%, 6/01/49	373,336	413,427
#BO0968, 4.00%, 6/01/49	80,465	85,631
#CA3809, 3.00%, 7/01/49	174,708	186,807
#FM1263, 4.50%, 7/01/49	68,230	73,784
#CA3842, 4.50%, 7/01/49	152,629	165,608
#CA4033, 4.50%, 8/01/49	152,253	165,199
#FM1468, 5.00%, 8/01/49	638,209	697,398
#CA4133, 3.00%, 9/01/49	275,822	297,676
#BN7753, 3.00%, 9/01/49	484,537	523,725
#BO2252, 3.50%, 10/01/49	92,043	99,556
#FM3002, 4.50%, 11/01/49	90,417	97,786
#CA4823, 4.00%, 12/01/49	177,680	188,606
#FM3155, 5.00%, 12/01/49	87,470	95,567
#BO8932, 3.00%, 1/01/50	95,749	103,455
#CA4979, 3.00%, 1/01/50	579,675	613,719
#FM2378, 4.50%, 1/01/50	158,364	171,025
#CA5225, 3.00%, 2/01/50	777,678	839,851
#FM2333, 3.50%, 2/01/50	286,480	301,978
#BO7625, 3.00%, 3/01/50	198,609	211,995
#CA5364, 4.00%, 3/01/50	482,169	524,629
#FM2745, 4.50%, 3/01/50	90,428	97,579
#CA5379, 3/01/50(f)	380,653	419,599
#FM3957, 5.00%, 3/01/50	200,000	219,659
#BP2389, 4.50%, 4/01/50	99,642	107,091
#FM2934, 3.00%, 5/01/50	37,216	40,186
#FM2965, 3.00%, 5/01/50	49,409	53,359
#CA6000, 3.00%, 6/01/50	198,522	211,902

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA6053, 3.00%, 6/01/50	$287,297	$307,210
#BP7009, 3.00%, 8/01/50	100,000	107,171
#CA6606, 8/01/50(f)	630,209	688,885
#CA6607, 8/01/50(f)	373,061	405,740
#CA6608, 8/01/50(f)	282,270	304,838
#CA6609, 8/01/50(f)	373,822	400,391
#MA4097, 8/01/50(f)	2,883,432	3,052,775
#MA4121, 8/01/50(f)	410,461	434,567

Real Estate Mortgage Investment Conduits, Series 2020-47, Class GZ, 2.00%, 7/25/50	100,167	101,846
		53,462,208
Government National Mortgage Association – 3.2%
Pool TBA, 8/01/50(f)	17,134,000	18,121,911
Series 2013-107, Class AD, 2.69%, 11/16/47(c)	186,958	197,772
Series 2014-17, Class AM, 2.59%, 6/16/48(c)	69,306	72,559
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 0.61%, 10/20/64(d)	267,461	266,565
Series 2019-123, Class A, 3.00%, 10/20/49	84,889	89,886
Series 2020-47, Class MI, 3.50%, 4/20/50	396,270	65,388
Series 2020-47, Class NI, 3.50%, 4/20/50	99,275	17,064
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.68%, 6/20/69(d)	290,325	289,862
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.34%, 5/20/70(d)	200,244	208,653
		19,329,660
Government National Mortgage Association I – 0.1%
Pool,
#AB2892, 3.00%, 9/15/42	226,439	240,014
#AB9108, 3.00%, 10/15/42	147,362	156,090
#784571, 3.50%, 6/15/48	142,812	151,669
#BS8439, 3.50%, 5/15/50	99,705	106,759
		654,532
Government National Mortgage Association II – 3.9%
Pool,
#MA2677, 3/20/45(f)	512,843	545,756
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA2678, 3.50%, 3/20/45	$28,227	$30,112
#MA2753, 3.00%, 4/20/45	1,410,806	1,501,162
#MA2754, 3.50%, 4/20/45	19,882	21,211
#MA3173, 3.50%, 10/20/45	20,554	21,979
#MA3310, 3.50%, 12/20/45	101,558	108,364
#MA3376, 3.50%, 1/20/46	20,986	22,388
#MA3663, 3.50%, 5/20/46	816,391	871,561
#MA3736, 3.50%, 6/20/46	1,079,449	1,155,772
#MA3937, 3.50%, 9/20/46	96,544	103,071
#MA4068, 3.00%, 11/20/46	55,888	59,253
#MA4384, 4.50%, 4/20/47	385,668	421,103
#MA4451, 3.50%, 5/20/47	1,045,279	1,111,693
#MA4511, 4.00%, 6/20/47	592,326	637,412
#784577, 4.00%, 7/20/47	1,115,264	1,196,089
#MA4837, 3.50%, 11/20/47	733,043	777,538
#MA4838, 4.00%, 11/20/47	418,942	450,691
#MA4899, 3.00%, 12/20/47	140,168	148,407
#MA4900, 3.50%, 12/20/47	154,549	164,498
#MA4901, 4.00%, 12/20/47	179,828	192,892
#MA5019, 3.50%, 2/20/48	368,129	390,976
#MA5020, 4.00%, 2/20/48	104,310	112,623
#MA5078, 4.00%, 3/20/48	543,222	581,707
#784674, 3.50%, 4/20/48	163,735	178,705
#MA5137, 4.00%, 4/20/48	94,217	100,414
#MA5193, 4.50%, 5/20/48	384,231	414,392
#MA5265, 4.50%, 6/20/48	242,184	261,033
#MA5331, 4.50%, 7/20/48	128,495	138,900
#MA5467, 4.50%, 9/20/48	302,577	325,954

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA5529, 4.50%, 10/20/48	$267,060	$287,392
#MA5530, 5.00%, 10/20/48	371,744	405,665
#MA5596, 4.50%, 11/20/48	1,073,665	1,151,487
#MA5652, 4.50%, 12/20/48	80,389	86,298
#MA5711, 4.50%, 1/20/49	662,185	708,776
#MA5712, 5.00%, 1/20/49	593,306	642,669
#MA5762, 3.50%, 2/20/49	159,835	169,339
#MA5764, 4.50%, 2/20/49	97,849	104,653
#MA5818, 4.50%, 3/20/49	178,240	190,759
#MA5877, 4.50%, 4/20/49	326,802	349,108
#BM7486, 3.50%, 7/20/49	484,926	511,670
#784825, 3.50%, 10/20/49	149,931	154,294
#BM9743, 4.00%, 11/20/49	395,554	428,007
#MA6341, 4.50%, 12/20/49	222,341	237,312
#784905, 3.00%, 1/20/50	99,137	104,946
#MA6411, 4.00%, 1/20/50	744,613	791,758
#MA6412, 4.50%, 1/20/50	119,140	127,165
#BM7534, 3.50%, 2/20/50	99,245	105,230
#BS1742, 4.00%, 2/20/50	97,717	106,029
#MA6476, 4.00%, 2/20/50	389,397	413,713
#MA6477, 4.50%, 2/20/50	410,641	438,704
#MA6544, 4.50%, 3/20/50	237,633	253,838
#BS8420, 4.00%, 4/20/50	199,162	216,143
#MA6602, 4.50%, 4/20/50	330,965	355,221
#MA6658, 4.00%, 5/20/50	26,931	28,698
#MA6766, 7/20/50(f)	3,249,519	3,442,835
		23,857,365
Uniform Mortgage-Backed Securities – 7.9%
Pool TBA,
8/01/35(f)	9,624,600	10,077,127
	Par	Value
Uniform Mortgage-Backed Securities (Continued)
Pool TBA,
8/01/50(f)	$27,256,800	$28,900,413
9/01/50(f)	8,378,000	8,905,820
		47,883,360
Total Mortgage-Backed Securities (Cost $162,375,070)		166,290,811

Municipal Bonds – 1.7%
California – 0.3%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	120,000	223,783
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/01/50	50,000	94,446
California State Department of Water Resources Taxable Revenue Refunding Bonds, Central Valley Project, 1.16%, 12/01/27	70,000	70,450
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	253,885
California State University Taxable Revenue Refunding Bonds, Series B, 2.97%, 11/01/51	150,000	166,428
California State Various Purpose Bid Group Taxable GO Unlimited Bonds, 2.65%, 4/01/26	255,000	281,186
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	35,000	58,789
7.55%, 4/01/39	80,000	145,253

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	77,520
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	115,000	173,422

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
California (Continued)

Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), (3M USD LIBOR + 0.53%), 0.76%, 12/01/35(d)	$140,000	$121,835
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series F, 5.00%, 5/01/50	40,000	49,871
San Jose Redevelopment Agency Successor Agency Senior Tax Allocation Taxable Refunding Bonds, Series A-T, 3.18%, 8/01/26	30,000	33,233
University of California Revenue Bonds, Build America Bonds, 5.77%, 5/15/43	5,000	7,308
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(n)	15,000	23,056
University of California Taxable General Revenue Bonds, Series AJ, 4.60%, 5/15/31	35,000	43,017
University of California Taxable General Revenue Bonds, Series BD, 3.35%, 7/01/29	95,000	111,648
		1,935,130
Colorado – 0.1%
Colorado State Building Excellent Schools Today COPS, Series N, 5.00%, 3/15/38	120,000	149,080
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-1, Commonspirit Health, 5.00%, 8/01/44	180,000	219,198
		368,278
Connecticut – 0.0%(h)
Connecticut State Taxable GO Unlimited Bonds, Series A,
2.55%, 7/01/28	15,000	16,128
5.85%, 3/15/32	60,000	82,945
		99,073
	Par	Value
Delaware – 0.0%(h)
Delaware State GO Unlimited Bonds, 5.00%, 2/01/24	$150,000	$175,232
District of Columbia – 0.1%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/01/34	350,000	479,598
Florida – 0.0%(h)
Broward County Airport System Taxable Revenue Refunding Bonds, Series C,
2.81%, 10/01/31	20,000	19,836
2.92%, 10/01/32	20,000	19,832

Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series E, 2.53%, 10/01/30	75,000	74,816
		114,484
Georgia – 0.0%(h)
Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/01/40	90,000	105,951
Metropolitan Atlanta Rapid Transit Authority Sales TRB, Series A, 5.00%, 7/01/41	40,000	46,650
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds, 6.65%, 4/01/57	14,000	21,485
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	21,000	31,930
		206,016
Illinois – 0.0%(h)
Illinois State GO Unlimited Bonds, Taxable Pension, 5.10%, 6/01/33	200,000	209,696

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Indiana – 0.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 5.00%, 10/01/45	$150,000	$172,627
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority Project Green Bonds, 5.00%, 10/01/46	50,000	59,383
		232,010
Maryland – 0.0%(h)
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Medstar Health, Inc., 5.00%, 8/15/27	20,000	23,301
Massachusetts – 0.0%(h)
Massachusetts State GO Limited Bonds, Build America Bonds Consolidated Loan, 5.46%, 12/01/39	5,000	7,341
Massachusetts State GO Limited Bonds, Series H, Taxable Consolidated Loan of 2019, 2.90%, 9/01/49	25,000	28,415
Massachusetts State School Building Authority Senior Dedicated Sales Refunding TRB, Series B, Social Bonds, 1.75%, 8/15/30	35,000	36,092
Massachusetts State School Building Authority Subordinated Dedicated Sales Refunding TRB, Series B, 2.97%, 10/15/32	60,000	64,592
		136,440
Michigan – 0.0%(h)
Great Lakes Water Authority Sewage Disposal System Taxable Revenue Refunding Bonds, Series A, 3.06%, 7/01/39	30,000	33,192
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System, 5.00%, 11/15/28	20,000	24,466
		57,658
	Par	Value
Mississippi – 0.0%(h)
Mississippi State Hospital Equipment & Facilities Authority Revenue Bonds, Baptist Memorial Health Corp., 5.00%, 9/01/46	$90,000	$102,558
Mississippi State Taxable G.O. Unlimited Refunding Bonds, Series A,
11/01/31(f)	25,000	25,349
11/01/32(f)	15,000	15,285
		143,192
Missouri – 0.0%(h)
Missouri State Health & Educational Facilities Authority Educational Facilities Taxable Revenue Refunding Bonds, The Washington University, 3.23%, 5/15/50	115,000	140,115
Nevada – 0.0%(h)
North Las Vegas GO Limited Refunding Bonds (BAM Insured), 5.00%, 6/01/28	140,000	178,283
New Jersey – 0.1%
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 5.75%, 12/15/28	25,000	27,415
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.42%, 1/01/40	100,000	176,396
Rutgers State University Taxable Revenue Refunding Bonds, Series R,
2.89%, 5/01/32	265,000	280,420
3.27%, 5/01/43	40,000	44,875
		529,106
New York – 0.4%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.33%, 11/15/39	50,000	81,971

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
New York (Continued)
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	$25,000	$29,594
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM, CR Insured), 5.00%, 11/15/41	30,000	36,643
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.44%, 6/15/43	120,000	191,927
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	15,000	25,354
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	15,000	24,939
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
3.75%, 11/01/25	55,000	60,638
3.90%, 8/01/31	25,000	28,925

New York City Transitional Finance Authority Taxable Future Tax Secured Revenue Bonds, 3.35%, 11/01/30	85,000	96,790
New York City Transitional Finance Authority Taxable Subordinate Revenue Bonds, Series B2, 2.79%, 8/01/25	225,000	245,320
New York GO Unlimited Bonds, Subseries F-1, 5.00%, 4/01/43	40,000	49,222
New York State Dormitory Authority Non State Supported Debt Taxable Revenue Refunding Bonds, Series B, 3.14%, 7/01/43	390,000	421,126
	Par	Value
New York (Continued)

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	$30,000	$43,118
New York State Dormitory Authority State Personal Income Taxable Revenue Refunding Bonds, Series F, Unrefunded Balance, 3.19%, 2/15/43	65,000	74,610
New York State Taxable GO Unlimited Refunding Bonds, Series B, 2.80%, 2/15/32	70,000	76,335
New York State Transportation Development Corp., Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/01/46	90,000	97,743
5.25%, 1/01/50	90,000	98,400

New York State Urban Development Corp., Taxable Sales Revenue Refunding Bonds, Series B, 2.35%, 3/15/27	80,000	85,491
New York Taxable GO Unlimited Bonds, Series A, Fiscal 2020,
2.85%, 8/01/31	30,000	32,936
2.90%, 8/01/32	110,000	120,206

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	70,000	103,512
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	330,000	476,596
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	84,766
		2,586,162
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects,
7.83%, 2/15/41	65,000	110,308

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Ohio (Continued)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects,
8.09%, 2/15/50	$40,000	$76,519

JobsOhio Beverage System Statewide Liquor Profits Taxable Revenue Bonds, Series B, 3.99%, 1/01/29	55,000	62,131
JobsOhio Beverage System Statewide Liquor Profits Taxable Revenue Refunding Bonds, Series A, 2.83%, 1/01/38	20,000	21,772
		270,730
Oregon – 0.1%
Oregon State School Boards Association Short-Term Borrowing Program Certificates Taxable Pension GO Limited Bonds, Series B (NATL Insured),
5.55%, 6/30/28	100,000	122,410
5.68%, 6/30/28	140,000	173,340
		295,750
Pennsylvania – 0.1%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
4.14%, 6/01/38	55,000	67,263
3.81%, 6/01/41	155,000	187,566
		254,829
South Carolina – 0.0%(h)
South Carolina State Public Services Authority Revenue Bonds, Series D, Taxable Obligations, Unrefunded Balance, 2.39%, 12/01/23	35,000	35,864
South Carolina State Public Services Authority Revenue Bonds, Series E, Taxable Obligations, Unrefunded Balance, 3.72%, 12/01/23	53,000	56,837
South Carolina State Public Services Authority Taxable Obligations Revenue Bonds, Series E, Build America Bonds, 6.45%, 1/01/50	35,000	56,496
		149,197
	Par	Value
Texas – 0.1%
Corpus Christi Utility System Taxable Revenue Refunding Bonds, Series B, 2.81%, 7/15/40	$55,000	$56,872
Dallas-Fort Worth International Airport Taxable Revenue Refunding Bonds, Series A, 3.14%, 11/01/45	35,000	37,473
Dallas-Fort Worth International Airport Taxable Revenue Refunding Bonds, Series C, 11/01/50(f)	25,000	25,658
San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.72%, 2/01/41	45,000	66,937
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Build America Bonds, 5.81%, 2/01/41	40,000	61,498
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	150,000	225,598
Texas State Transportation Commission State Highway Fund Taxable Revenue Refunding Bonds, 4.00%, 10/01/33	65,000	82,371
Texas State Transportation Commission Taxable GO Unlimited Refunding Bonds, 5.00%, 4/01/32	55,000	75,564
University of Texas Taxable Revenue Bonds, Series S, Permanent University Fund, 3.37%, 7/01/47	150,000	192,189
		824,160
Virginia – 0.1%
University of Virginia Taxable Revenue Refunding Bonds, 2.26%, 9/01/50	90,000	93,857

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Virginia (Continued)
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/52	$90,000	$100,733
Virginia State College Building Authority Educational Facilities Taxable Revenue Refunding Bonds, 21st Century College and Equipments Program, 2/01/32(f)	75,000	76,364
		270,954
Washington – 0.1%
Pierce County Tacoma School District No. 10 Taxable GO Unlimited Refunding Bonds (School Board Guaranty Program), 1.65%, 12/01/30	15,000	15,242
Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/01/44	275,000	353,851
5.00%, 4/01/45	150,000	192,580
5.00%, 4/01/48	70,000	89,584
		651,257
Total Municipal Bonds (Cost $9,466,637)		10,330,651

U.S. Government Obligations – 13.3%
U.S. Treasury Bonds – 3.5%
4.25%, 5/15/39	51,000	80,811
4.50%, 8/15/39	51,000	83,305
4.37%, 11/15/39	51,000	82,313
4.62%, 2/15/40	370,000	615,804
3.87%, 8/15/40	370,000	567,329
4.25%, 11/15/40	370,000	594,905
3.13%, 2/15/43	198,000	278,778
2.88%, 5/15/43	198,000	268,963
3.62%, 8/15/43	198,000	300,101
3.75%, 11/15/43	198,000	305,779
2.50%, 2/15/45	1,325,000	1,705,058
2.88%, 11/15/46(m)	193,000	267,720
2.75%, 11/15/47	1,325,000	1,812,041
3.00%, 2/15/48(m)	1,518,000	2,171,096
2.25%, 8/15/49(m)	1,070,000	1,348,576
2.38%, 11/15/49	477,000	617,268
2.00%, 2/15/50	5,001,000	6,008,428
1.25%, 5/15/50(m)	4,328,000	4,384,974
		21,493,249
	Par	Value
U.S. Treasury Inflation-Indexed Bonds – 2.1%
2.12%, 2/15/40	$430,000	$791,555
2.12%, 2/15/41	220,000	405,608
1.38%, 2/15/44	940,000	1,501,514
0.75%, 2/15/45	590,000	837,589
1.00%, 2/15/46	500,000	748,660
1.00%, 2/15/48	580,000	854,811
1.00%, 2/15/49	3,620,000	5,293,345
0.25%, 2/15/50	2,080,000	2,528,608
		12,961,690
U.S. Treasury Notes – 7.7%
1.50%, 1/31/22	764,000	779,638
1.75%, 4/30/22(m)	727,000	747,617
1.75%, 7/15/22	1,857,000	1,915,902
1.50%, 9/15/22	75,000	77,206
1.38%, 10/15/22	84,000	86,320
2.12%, 12/31/22(m)	392,000	410,926
0.50%, 3/15/23	1,857,000	1,875,570
0.25%, 4/15/23	1,857,000	1,863,746
2.75%, 5/31/23	392,000	421,063
2.13%, 7/31/24(m)	392,000	422,533
1.75%, 7/31/24	662,000	703,582
1.50%, 9/30/24	384,000	405,045
1.50%, 10/31/24	1,651,000	1,743,030
2.25%, 11/15/24	1,540,000	1,675,472
1.75%, 12/31/24(m)	2,538,000	2,711,992
2.00%, 2/15/25	487,000	526,626
0.50%, 3/31/25	1,540,000	1,561,356
0.38%, 4/30/25	3,191,000	3,216,802
2.12%, 5/15/25	420,000	458,210
0.25%, 5/31/25	17,450,000	17,488,854
0.25%, 6/30/25	290,000	290,521
1.50%, 8/15/26	558,000	597,234
0.63%, 3/31/27	621,000	631,285
0.50%, 4/30/27	621,000	626,070
2.37%, 5/15/27	614,000	696,266
0.50%, 5/31/27	1,235,000	1,244,649
2.25%, 8/15/27	1,006,000	1,135,916
2.87%, 8/15/28(m)	122,000	145,337
3.12%, 11/15/28(m)	122,000	148,406
1.63%, 8/15/29(m)	890,000	978,826
1.75%, 11/15/29	453,000	504,334
1.50%, 2/15/30	358,000	390,710
		46,481,044
Total U.S. Government Obligations (Cost $77,369,989)		80,935,983

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Investment Companies – 11.9%
BlackRock Allocation Target Shares - BATS, Series A	2,545,646	$24,972,789
iShares iBoxx $ Investment Grade Corporate Bond ETF	105,710	14,624,979
Schwab U.S. TIPS ETF	393,913	24,174,441
Vanguard Intermediate-Term Corporate Bond ETF	87,500	8,472,625
Total Investment Companies (Cost $69,697,234)		72,244,834

	Par	Value
Short-Term Investments – 10.3%
Borrowed Bond Agreements – 0.4%
BofA Securities, Inc., 0.08%, Open (Purchased on 7/31/20 to be repurchased at $1,048,098, collateralized by U.S. Treasury Notes, 0.63%, due 5/15/30, par and fair value of $1,039,000 and $1,041,909, respectively)(o)	$1,048,091	1,048,091
BofA Securities, Inc., 0.05%, Open (Purchased on 7/31/20 to be repurchased at $1,059,794, collateralized by U.S. Treasury Bonds, 1.25%, due 5/15/50, par and fair value of $1,048,000 and $1,058,899, respectively)(o)	1,059,790	1,059,790
		2,107,881
Corporate Bonds – 0.4%
Bank of America Corp., 2.63%, 4/19/21	38,000	38,644
Bank of New York Mellon (The) Corp., (3M USD LIBOR + 3.42%), 3.73%, 9/20/20(d)(j)	105,000	103,215
Capital One Financial Corp.,
4.75%, 7/15/21	22,000	22,906
3.45%, 4/30/21	7,000	7,146

Citizens Financial Group, Inc., 2.38%, 7/28/21	10,000	10,177
	Par	Value
Corporate Bonds (Continued)

CNH Industrial Capital LLC, 4.37%, 11/06/20	$200,000	$201,726
Commonwealth Edison Co., 4.00%, 8/01/20	20,000	20,000
CVS Health Corp., 3.35%, 3/09/21	75,000	76,352
Dell International LLC/EMC Corp., 4.42%, 6/15/21(b)	258,000	265,116
Express Scripts Holding Co., 2.60%, 11/30/20	45,000	45,313
Fifth Third Bank N.A., 2.25%, 6/14/21	260,000	263,926
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	245,000	245,612
General Motors Financial Co., Inc., 2.45%, 11/06/20	235,000	235,891
Georgia-Pacific LLC, 5.40%, 11/01/20(b)	26,000	26,323
Huntington National Bank (The), 3.25%, 5/14/21	250,000	255,140
JPMorgan Chase & Co., 2.55%, 3/01/21	44,000	44,515
Lennar Corp., 4.75%, 4/01/21	17,000	17,213
Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	53,000	53,673
Navient Corp.,
5.87%, 3/25/21	23,000	23,350
6.62%, 7/26/21	27,000	27,675

NBCUniversal Enterprise, Inc., 5.25%, 3/19/21(b)(j)	430,000	433,225
Southern California Edison Co., 2.90%, 3/01/21	30,000	30,441
State Street Corp., (3M USD LIBOR + 3.60%), 5.25%, 9/15/20(i)(j)	80,000	79,695
Time Warner Cable LLC, 4.12%, 2/15/21	113,000	114,097
		2,641,371
Foreign Issuer Bonds – 0.6%
Bank of Montreal, 3.10%, 4/13/21	17,000	17,352
Credit Suisse Group Funding Guernsey Ltd.,
3.45%, 4/16/21	1,274,000	1,301,118
3.12%, 12/10/20	490,000	494,706

Deutsche Bank A.G., 4.25%, 2/04/21	229,000	232,360

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Foreign Issuer Bonds (Continued)

NXP B.V./NXP Funding LLC, 4.12%, 6/01/21(b)	$200,000	$205,497
Petroleos Mexicanos, 5.50%, 1/21/21	10,000	10,125
Royal Bank of Canada, 3.20%, 4/30/21	220,000	224,707
Santander UK Group Holdings PLC,
2.88%, 10/16/20	134,000	134,663
3.13%, 1/08/21	50,000	50,577

Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	70,000	71,099
Svenska Handelsbanken AB, 1.95%, 9/08/20	500,000	500,790
Toronto-Dominion Bank (The), 3.25%, 6/11/21	220,000	225,602
		3,468,596
Money Market Fund – 6.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(p)	41,023,477	41,023,477
U.S. Government Agencies – 0.2%(q)
Federal Home Loan Bank Discount Notes, 10/28/20(f)	200,000	199,957
Federal Home Loan Banks, (SOFR + 0.12%), 0.22%, 10/07/20(d)	550,000	550,014
Federal Home Loan Mortgage Corporation, (SOFR + 0.04%), 0.14%, 9/10/20(d)	340,000	340,039
		1,090,010
U.S. Government Obligations – 0.2%
U.S. Treasury Notes,
1.12%, 7/31/21	860,000	868,466
1.75%, 7/31/21(m)	461,000	468,383
		1,336,849
U.S. Treasury Bills – 1.8%
U.S. Treasury Bill,
0.17%, 10/08/20(r)	470,000	469,914
0.18%, 10/15/20(r)	2,280,000	2,279,526
0.15%, 10/22/20(r)	3,700,000	3,699,188
0.12%, 8/18/20(r)	1,770,000	1,769,933

United States Cash Management Bill, 0.13%, 10/20/20(r)	2,570,000	2,569,499
		10,788,060
Total Short-Term Investments (Cost $62,428,748)		62,456,244

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(h)
Call Options – 0.0%(h)
10-Year U.S. Treasury Note, Strike Price $139.00, Expires 8/21/20	3	$420,188	$3,469
Chilean Peso vs. U.S. Dollar, Strike Price $820.00, Expires 9/10/20	2	12,000	1,360
Indonesian Rupiah vs. U.S. Dollar, Strike Price $0.00, Expires 10/23/20	2	244,000	4,586
South African Rand vs. U.S. Dollar, Strike Price $16.85, Expires 8/27/20	1	145,000	3,929
South African Rand vs. U.S. Dollar, Strike Price $17.00, Expires 10/15/20	2	230,000	8,269
South African Rand vs. U.S. Dollar, Strike Price $17.10, Expires 9/01/20	1	87,000	1,785
Taiwan New Dollar vs. U.S. Dollar, Strike Price $30.00, Expires 11/03/20	1	183,000	399
Turkish Lira vs. U.S. Dollar, Strike Price $7.00, Expires 8/07/20	1	83,000	973
			24,770
Put Options – 0.0%(h)
10-Year U.S. Treasury Note, Strike Price $139.00, Expires 8/21/20	1	140,062	78
2-Year Mid Curve Option, Strike Price $995.00, Expires 12/11/20	837	208,831,500	41,850
Brazilian Real vs. U.S. Dollar, Strike Price $5.18, Expires 8/18/20	2	288,000	1,433
Indian Rupee vs. U.S. Dollar, Strike Price $75.00, Expires 9/04/20	2	206,000	1,142
Japanese Yen vs. Australian Dollar, Strike Price $72.40, Expires 10/14/20	1	5,395,000	28,251
Japanese Yen vs. Australian Dollar, Strike Price $73.20, Expires 8/13/20	1	6,514,000	4,366
Japanese Yen vs. U.S. Dollar, Strike Price $105.00, Expires 8/27/20	2	180,000	909
Mexican Peso vs. U.S. Dollar, Strike Price $22.10, Expires 8/18/20	2	288,000	899
Mexican Peso vs. U.S. Dollar, Strike Price $23.80, Expires 10/09/20	1	122,000	8,531

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options (Continued)
Mexican Peso vs. U.S. Dollar, Strike Price $24.00, Expires 8/06/20	1	$97,000	$7,554
Russian Ruble vs. South African Rand, Strike Price $4.26, Expires 8/21/20	1	2,402,000	825
Russian Ruble vs. U.S. Dollar, Strike Price $70.00, Expires 9/02/20	2	308,000	325
Russian Ruble vs. U.S. Dollar, Strike Price $71.50, Expires 8/06/20	2	216,000	23
Russian Ruble vs. U.S. Dollar, Strike Price $71.50, Expires 8/07/20	2	216,000	49
Russian Ruble vs. U.S. Dollar, Strike Price $73.50, Expires 10/02/20	2	438,000	7,411
South African Rand vs. U.S. Dollar, Strike Price $16.90, Expires 8/05/20	1	207,000	594
South Korean Won vs. U.S. Dollar, Strike Price $195.00, Expires 8/20/20	1	145,000	1,017
U.S. Dollar vs. Australian Dollar, Strike Price $0.69, Expires 8/13/20	2	332,000	167
U.S. Dollar vs. Australian Dollar, Strike Price $0.71, Expires 8/28/20	1	175,000	887
U.S. Dollar vs. Euro, Strike Price $1.15, Expires 8/06/20	2	250,000	27
U.S. Treasury Long Bond, Strike Price $181.00, Expires 8/21/20	7	1,275,969	6,563
			112,901
Put Swaptions – 0.0%(h)
Pay 1.01% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 08/12/2050, Strike Price $1.01, Expires 8/10/20	1	2,335,981	320
Number of Contracts		Notional Amount	Value
Put Swaptions (Continued)
Pay 1.08% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 08/10/2050, Strike Price $1.08, Expires 8/06/20	1	$2,295,596	$2
Pay 1.91% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 08/21/2050, Strike Price $1.91, Expires 8/19/20*	1	1,040,000	—
			322
Total Purchased Options (Premiums Received $329,400)			137,993

Total Long Positions – 112.5% (Cost $656,424,160)	685,243,057

	Par	Value
Short Positions – (3.6)%
Mortgage-Backed Securities – (3.2)%
Pool TBA, 8/01/50(f)	(7,135,000)	(7,515,415)
Pool TBA, 9/01/50(f)	(1,245,800)	(1,314,815)
Pool TBA, 10/01/50(f)	(10,349,571)	(10,906,695)
Total Mortgage-Backed Securities (Proceeds $19,688,985)		(19,736,925)

U.S. Government Obligations – (0.4)%
U.S. Treasury Bonds – (0.2)%
1.25%, 5/15/50(m)	(1,106,000)	(1,120,560)
U.S. Treasury Notes – (0.2)%
0.62%, 5/15/30(m)	(1,039,000)	(1,047,604)
Total U.S. Government Obligations (Proceeds $2,117,330)		(2,168,164)
Total Short Positions – (3.6)% (Proceeds $21,806,315)		(21,905,089)
Total Written Options – (0.0)%(h) (Premiums Received $185,702)		(101,857)
Liabilities less Other Assets – (8.9)%(s)		(54,005,473)
NET ASSETS – 100.0%		$609,230,638
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2020 is disclosed.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.
(e)	Restricted security that has been deemed illiquid. At July 31, 2020, the value of these restricted illiquid securities amounted to $1,284,698 or 0.21% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
Columbia Cent CLO 29 Ltd., 7/20/31	7/10/20	$260,000
Exantas Capital Corp. Ltd., 1.68%, 4/15/36	4/4/19	500,000
Security	Acquisition Date	Acquisition Cost
PFP Ltd., 1.15%, 4/14/36	4/11/19	$292,780
Wellfleet CLO Ltd., 7/15/31	7/17/20	260,000

(f)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2020.
(g)	Step coupon bond. Rate as of July 31, 2020 is disclosed.
(h)	Amount rounds to less than 0.05%.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2020 is disclosed.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Zero coupon bond.
(l)	Issuer has defaulted on terms of debt obligation.
(m)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(n)	Century bond maturing in 2112.
(o)	The amount to be repurchased assumes the maturity will be the day after the period end.
(p)	7-day current yield as of July 31, 2020 is disclosed.
(q)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(r)	Discount rate at the time of purchase.
(s)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Amount rounds to less than one dollar.

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
12MTA	12 Month Treasury Average
AGM	Assured Guarantee Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BATS	Better Alternative Trading System
BTP	Buoni del Tesoro Poliennali
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMT	Constant Maturity
COP	Colombian Peso
COPS	Certificates of Participation
CR	Custody Receipt
CWA	Clean Water Act
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
G.O.	General Obligation
GMTN	Global Medium Term Note
GO	Government Obligation
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
PLC	Public Limited Company
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
TBA	To be announced
TIPS	Treasury Inflation Protected Securities
TRB	Tax Revenue Bonds
USD	United States Dollar
Sector Diversification (%)
Corporate Bonds	28.4
Mortgage-Backed Securities	24.1
U.S. Government Obligations	12.9
Investment Companies	11.9
Foreign Issuer Bonds	10.4
Short-Term Investments	10.3
Asset-Backed Securities	9.2
All other sectors less than 5%	(7.2)
Total	100.0
Futures Contracts outstanding at July 31, 2020:
Exchange Traded
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	32	9/08/2020	EUR	5,540,700	$155,744
10-Year U.S. Treasury Note	14	9/21/2020	USD	1,961,094	863
U.S. Treasury Long Bond	5	9/21/2020	USD	911,406	6,856
U.S. Ultra Bond	171	9/21/2020	USD	38,934,563	1,956,609
2-Year U.S. Treasury Note	65	9/30/2020	USD	14,363,984	14,859
5-Year U.S. Treasury Note	174	9/30/2020	USD	21,945,750	52,109
Total Long Contracts					$2,187,040
Short Contracts
30 Year Euro Buxl	(7)	9/08/2020	EUR	1,853,952	$(76,359)
Euro Bund	(24)	9/08/2020	EUR	5,018,633	(66,095)
10-Year Bond	(14)	9/21/2020	CAD	1,616,932	(8,284)
10-Year U.S. Treasury Note	(13)	9/21/2020	USD	1,821,016	(225)
U.S. Treasury Long Bond	(222)	9/21/2020	USD	40,466,438	(513,994)
Ultra 10-Year U.S. Treasury Note	(69)	9/21/2020	USD	10,988,250	(114,067)
Long GILT	(12)	9/28/2020	GBP	2,176,344	(18,833)
2-Year U.S. Treasury Note	(66)	9/30/2020	USD	14,584,969	(33,516)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(133)	3/15/2021	USD	33,191,813	$(52,862)
90-Day Eurodollar	(123)	6/14/2021	USD	30,702,338	(327,540)
90-Day Eurodollar	(168)	12/13/2021	USD	41,930,700	(252,478)
Total Short Contracts					$(1,464,253)
					$722,787
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/16/20	U.S. Dollars	734,950	Russian Rubles	51,196,467	JPMorgan Chase	$49,271
09/16/20	British Pounds	495,185	U.S. Dollars	618,114	Standard Chartered Bank	30,253
09/16/20	British Pounds	510,000	U.S. Dollars	639,184	HSBC	28,582
09/16/20	Euro	386,704	U.S. Dollars	435,271	Citibank	20,718
08/19/20	Mexican Pesos	13,679,436	U.S. Dollars	598,500	HSBC	14,609
09/16/20	Euro	183,296	U.S. Dollars	206,300	Bank of America	9,837
08/19/20	Euro	180,000	U.S. Dollars	203,194	Morgan Stanley	8,924
09/03/20	U.S. Dollars	2,078,898	Euro	1,757,000	UBS	7,702
08/19/20	Euro	202,000	U.S. Dollars	230,690	JPMorgan Chase	7,354
08/10/20	U.S. Dollars	246,000	Colombian Pesos	893,819,400	Citibank	6,755
09/16/20	U.S. Dollars	172,096	Indonesian Rupiahs	2,460,966,340	Barclays	6,202
09/16/20	U.S. Dollars	540,029	Indonesian Rupiahs	7,921,229,800	BNP	6,058
08/19/20	U.S. Dollars	820,142	South African Rand	13,966,526	Citibank	4,833
08/19/20	Chilean Pesos	99,733,100	U.S. Dollars	127,000	Deutsche Bank	4,768
09/16/20	U.S. Dollars	214,615	Colombian Pesos	787,658,742	Barclays	4,384
08/19/20	U.S. Dollars	176,000	Turkish Lira	1,226,896	JPMorgan Chase	3,405
08/27/20	Polish Zloty	879,512	U.S. Dollars	232,000	Bank of America	2,873
08/19/20	U.S. Dollars	98,000	South African Rand	1,632,491	Bank of America	2,702
08/19/20	Australian Dollars	104,000	U.S. Dollars	72,251	JPMorgan Chase	2,058
08/04/20	Brazilian Reals	453,325	U.S. Dollars	85,000	BNP	1,885
09/16/20	U.S. Dollars	38,942	Russian Rubles	2,769,686	HSBC	1,847
09/16/20	British Pounds	24,815	U.S. Dollars	30,978	JPMorgan Chase	1,513
09/23/20	U.S. Dollars	66,822	Mexican Pesos	1,464,934	Barclays	1,464
09/16/20	U.S. Dollars	27,254	Russian Rubles	1,935,615	Morgan Stanley	1,330
09/16/20	U.S. Dollars	26,047	Russian Rubles	1,849,090	Barclays	1,282
08/04/20	Brazilian Reals	266,550	U.S. Dollars	50,000	Citibank	1,088
08/18/20	Australian Dollars	83,000	U.S. Dollars	58,311	JPMorgan Chase	992
08/04/20	U.S. Dollars	122,000	Brazilian Reals	631,594	Bank of America	947
08/31/20	U.S. Dollars	146,000	Turkish Lira	1,042,842	Citibank	777
08/19/20	Japanese Yen	5,267,573	U.S. Dollars	49,000	Morgan Stanley	773
08/19/20	U.S. Dollars	25,000	Colombian Pesos	90,801,750	Citibank	713
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
08/19/20	U.S. Dollars	104,000	Russian Rubles	7,715,760	Bank of America	$316
08/19/20	U.S. Dollars	100,000	Russian Rubles	7,419,000	Citibank	304
08/19/20	U.S. Dollars	87,000	Chilean Pesos	65,619,750	Citibank	303
09/02/20	U.S. Dollars	13,000	Brazilian Reals	67,371	Bank of America	104
09/16/20	Colombian Pesos	29,255,340	U.S. Dollars	7,745	BNP	63
08/05/20	Australian Dollars	25,000	U.S. Dollars	17,846	HSBC	16
08/10/20	Colombian Pesos	149,480,000	U.S. Dollars	40,000	Citibank	11
Total Unrealized Appreciation						$237,016

09/03/20	U.S. Dollars	17,848	Australian Dollars	25,000	HSBC	$(16)
09/03/20	U.S. Dollars	285,240	Euro	242,000	Citibank	(36)
08/04/20	Brazilian Reals	67,301	U.S. Dollars	13,000	Bank of America	(101)
09/03/20	U.S. Dollars	91,711	Euro	78,000	JPMorgan Chase	(237)
08/19/20	U.S. Dollars	87,000	Chilean Pesos	66,033,000	Citibank	(243)
08/04/20	Brazilian Reals	316,894	U.S. Dollars	61,000	Barclays	(263)
08/10/20	Colombian Pesos	441,649,500	U.S. Dollars	118,500	Citibank	(285)
08/31/20	Japanese Yen	8,346,174	U.S. Dollars	79,250	Deutsche Bank	(377)
10/23/20	Kazakhstan Tenge	8,304,530	U.S. Dollars	19,570	Citibank	(425)
08/05/20	U.S. Dollars	17,428	Australian Dollars	25,000	State Street	(433)
08/27/20	U.S. Dollars	232,000	Polish Zloty	870,696	Bank of America	(519)
08/10/20	Colombian Pesos	141,825,878	U.S. Dollars	38,500	Deutsche Bank	(538)
08/19/20	U.S. Dollars	58,000	Mexican Pesos	1,306,834	BNP	(572)
09/16/20	U.S. Dollars	40,707	Chilean Pesos	31,255,000	Goldman Sachs	(597)
08/10/20	U.S. Dollars	46,000	Colombian Pesos	174,527,220	Deutsche Bank	(715)
09/02/20	Brazilian Reals	632,247	U.S. Dollars	122,000	Bank of America	(976)
08/19/20	Japanese Yen	5,566,557	Australian Dollars	75,000	Morgan Stanley	(990)
08/05/20	U.S. Dollars	78,965	Euro	68,000	BNP	(1,145)
08/19/20	Japanese Yen	12,098,791	Australian Dollars	162,000	UBS	(1,430)
08/10/20	Colombian Pesos	442,120,037	U.S. Dollars	120,000	JPMorgan Chase	(1,660)
08/19/20	Mexican Pesos	3,352,876	U.S. Dollars	152,000	Citibank	(1,725)
08/19/20	South African Rand	1,185,055	U.S. Dollars	72,000	Morgan Stanley	(2,821)
08/05/20	U.S. Dollars	86,095	Euro	76,000	Deutsche Bank	(3,439)
08/04/20	U.S. Dollars	87,000	Brazilian Reals	473,553	Citibank	(3,762)
08/19/20	U.S. Dollars	127,000	Chilean Pesos	99,123,040	Deutsche Bank	(3,962)
08/19/20	Russian Rubles	9,782,130	U.S. Dollars	138,000	BNP	(6,548)
08/05/20	Euro	1,757,000	U.S. Dollars	2,077,633	UBS	(7,749)
08/19/20	South African Rand	3,598,746	U.S. Dollars	218,000	Bank of America	(7,920)
08/19/20	Russian Rubles	42,915,748	U.S. Dollars	600,000	Bank of America	(23,300)
09/16/20	U.S. Dollars	1,310,930	British Pounds	1,030,000	Bank of America	(37,695)
08/05/20	U.S. Dollars	1,809,341	Euro	1,613,000	Goldman Sachs	(90,900)
Total Unrealized Depreciation						$(201,379)
Net Unrealized Appreciation						$35,637
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2020:
Exchange Traded
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	UBS	2	USD	280,125	140.00	8/21/2020	$(875)
10-Year U.S. Treasury Note	UBS	15	USD	2,100,938	139.50	8/21/2020	(11,250)
10-Year U.S. Treasury Note	UBS	2	USD	280,000	140.00	9/25/2020	(1,375)
10-Year U.S. Treasury Note	UBS	12	USD	1,680,000	139.50	9/25/2020	(11,813)
U.S. Treasury Long Bond	UBS	1	USD	182,281	182.00	8/21/2020	(1,625)
U.S. Treasury Long Bond	UBS	2	USD	364,563	186.00	8/21/2020	(687)
U.S. Treasury Long Bond	UBS	3	USD	546,844	180.00	8/21/2020	(8,719)
U.S. Treasury Long Bond	UBS	3	USD	546,844	179.00	8/21/2020	(11,062)
U.S. Treasury Long Bond	UBS	3	USD	546,844	184.00	8/21/2020	(2,344)
Total Written Call Options Contracts (Premiums Received $36,488)							$(49,750)
Written Put Option Contracts outstanding at July 31, 2020:
Exchange Traded
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	UBS	5	USD	700,313	139.25	8/21/2020	$(625)
5-Year U.S. Treasury Note	UBS	3	USD	378,375	125.75	8/21/2020	(117)
U.S. Treasury Long Bond	UBS	5	USD	911,406	175.00	8/21/2020	(469)
U.S. Treasury Long Bond	UBS	5	USD	911,406	179.00	8/21/2020	(2,031)
U.S. Treasury Long Bond	UBS	8	USD	1,458,250	177.00	8/21/2020	(1,375)
U.S. Treasury Long Bond	UBS	9	USD	1,640,531	176.00	8/21/2020	(1,125)
U.S. Treasury Long Bond	UBS	11	USD	2,005,094	178.00	8/21/2020	(2,922)
Total Written Put Options Contracts (Premiums Received $42,710)							$(8,664)
Written Call Option Contracts outstanding at July 31, 2020:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Indian Rupee vs. U.S. Dollar	HSBC Bank	2	USD	102,000	77.00	9/4/2020	$(156)
Indonesian Rupiah vs. U.S. Dollar	JPMorgan Chase	2	USD	366,000	500.00	10/23/2020	(3,560)
Japanese Yen vs. U.S. Dollar	Bank Of America	2	USD	126,000	106.00	8/27/2020	(896)
Mexican Peso vs. U.S. Dollar	Bank Of America	1	USD	37,000	25.50	8/6/2020	—
Russian Ruble vs. South African Rand	Deutsche Bank	1	ZAR	2,402,000	4.40	8/21/2020	(1,064)
South African Rand vs. U.S. Dollar	Citibank	1	USD	203,000	17.50	8/27/2020	(2,115)
South Korean Won vs. U.S. Dollar	Bank Of America	1	USD	87,000	210.00	8/20/2020	(242)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
U.S. Dollar vs. Australian Dollar	Bank Of America	1	AUD	117,000	0.73	8/28/2020	$(307)
Total Written OTC Call Options Contracts (Premiums Received $7,165)							$(8,340)
Written Put Option Contracts outstanding at July 31, 2020:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	145,000	5.10	8/27/2020	$(1,711)
Indian Rupee vs. U.S. Dollar	HSBC Bank	2	USD	206,000	73.80	9/4/2020	(266)
Japanese Yen vs. Australian Dollar	Morgan Stanley	1	AUD	9,771,000	70.95	8/13/2020	(819)
Japanese Yen vs. Australian Dollar	Morgan Stanley	1	AUD	6,744,000	70.15	10/14/2020	(16,458)
Mexican Peso vs. U.S. Dollar	Bank Of America	1	USD	97,000	23.00	8/6/2020	(3,297)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	2	USD	174,000	22.00	8/13/2020	(1,046)
Mexican Peso vs. U.S. Dollar	Bank Of America	1	USD	195,000	22.80	10/9/2020	(6,931)
Russian Ruble vs. U.S. Dollar	Deutsche Bank	2	USD	378,000	69.50	8/6/2020	—
Russian Ruble vs. U.S. Dollar	Bank Of America	2	USD	192,000	68.00	9/2/2020	(27)
Russian Ruble vs. U.S. Dollar	Citibank	2	USD	642,000	70.50	10/2/2020	(2,946)
South African Rand vs. U.S. Dollar	Bank Of America	2	USD	230,000	16.00	9/15/2020	(546)
South African Rand vs.Euro	Citibank	1	EUR	60,000	19.50	9/1/2020	(350)
Taiwan New Dollar vs. U.S. Dollar	JPMorgan Chase	1	USD	97,000	29.20	8/7/2020	(88)
Turkish Lira vs. U.S. Dollar	Bank Of America	1	USD	83,000	6.60	8/7/2020	(4)
U.S. Dollar vs. Australian Dollar	Citibank	2	AUD	332,000	0.68	8/13/2020	(40)
U.S. Dollar vs. Euro	Citibank	1	EUR	90,000	1.17	8/27/2020	(573)
Total Written OTC Put Options Contracts (Premiums Received $65,392)							$(35,102)
Written Put Interest Rate Swaption Contracts outstanding at July 31, 2020:
Over the Counter
Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 08/10/2050	1.33% Semi-Annually	3M USD LIBOR Quarterly	Bank Of America	8/6/2020	1.33%	2,295,596	$—
Interest Rate Swap Maturing 08/12/2050	1.26% Semi-Annually	3M USD LIBOR Quarterly	BNP Paribas	8/10/2020	1.26	2,335,981	(1)
Interest Rate Swap Maturing 08/21/2025	1.60% Semi-Annually	3M USD LIBOR Quarterly	Morgan Stanley	8/19/2020	1.60	5,200,000	—
Total Written OTC Put Swaptions Contracts (Premiums Received $33,947)							$(1)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2020:
Exchange Traded
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	0.60% (Semi-Annually)	3/23/2022	USD	7,271,000	$61,732	$1,256	$60,476
1-Day U.S. Federal Funds Rate (Annually)	0.00% (Annually)	6/15/2022	USD	48,310,000	8,356	(9,356)	17,712
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	0.02% (At Maturity)	5/26/2023	GBP	6,713,000	13,461	—	13,461
0.06% (At Maturity)	1-Day U.S. Federal Funds Rate (At Maturity)	5/31/2023	USD	2,103,000	(2,237)	—	(2,237)
0.08% (At Maturity)	1-Day U.S. Federal Funds Rate (At Maturity)	5/31/2023	USD	1,745,000	(2,210)	—	(2,210)
0.05% (At Maturity)	1-Day U.S. Federal Funds Rate (At Maturity)	6/2/2023	USD	1,704,000	(1,633)	—	(1,633)
0.04% (At Maturity)	1-Day U.S. Federal Funds Rate (At Maturity)	6/3/2023	USD	6,818,000	(6,001)	—	(6,001)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	(0.03)% (At Maturity)	7/4/2023	GBP	6,930,000	8,743	—	8,743
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	(0.07)% (At Maturity)	7/11/2023	GBP	1,467,000	989	171	818
28-Day MXN-TIIE-BANXICO (Monthly)	6.67% (Monthly)	8/12/2024	MXN	3,513,241	11,813	—	11,813
28-Day MXN-TIIE-BANXICO (Monthly)	6.72% (Monthly)	8/13/2024	MXN	3,023,000	10,395	—	10,395
3M USD LIBOR (Quarterly)	0.42% (Semi-Annually)	8/31/2024	USD	23,260,000	205,007	(4,246)	209,253
28-Day MXN-TIIE-BANXICO (Monthly)	6.59% (Monthly)	11/8/2024	MXN	2,592,058	8,596	—	8,596
28-Day MXN-TIIE-BANXICO (Monthly)	5.20% (Monthly)	5/2/2025	MXN	6,428,000	4,911	—	4,911
3M CAD CIDOR (Quarterly)	0.75% (Semi-Annually)	5/26/2025	CAD	1,755,000	4,407	—	4,407
3M CAD CIDOR (Quarterly)	0.85% (Semi-Annually)	6/4/2025	CAD	1,760,000	10,874	(6)	10,880
0.45% (Semi-Annually)	3M USD LIBOR (Quarterly)	5/15/2027	USD	10,533,000	(55,082)	(6,412)	(48,670)
0.08% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2045	USD	8,688,000	(33,919)	27,376	(61,295)
0.79% (Semi-Annually)	3M USD LIBOR (Quarterly)	3/18/2050	USD	506,000	(2,488)	—	(2,488)
0.82% (Semi-Annually)	3M USD LIBOR (Quarterly)	3/19/2050	USD	510,000	(6,233)	—	(6,233)
0.89% (Semi-Annually)	3M USD LIBOR (Quarterly)	7/13/2050	USD	520,000	(15,006)	(67)	(14,939)
Total				146,149,299	$224,475	$8,716	$215,759
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2020:
Over the Counter
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	5.13% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	809,926	$6,853	$—	$6,853
Total					809,926	$6,853	$—	$6,853
Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2020:
Exchange Traded
Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 34 (Pay Quarterly)	0.70%	1.00%	6/20/2025	UBS	USD	24,410,000	$383,777	$280,984	$102,793
Total						24,410,000	$383,777	$280,984	$102,793

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2020:
Over the Counter
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic Of Brazil, 4.25%, Due: 1/7/2025 (Pay Quarterly)	1.00%	6/20/2025	Morgan Stanley	USD	116,000	$6,159	$15,926	$(9,767)
Republic of Chile, 3.88%, Due: 8/5/2020 (Pay Quarterly)	1.00%	6/20/2025	Citibank	USD	79,000	(1,211)	2,428	(3,639)
Republic of Philippines, 10.63%, Due: 3/16/2025 (Pay Quarterly)	1.00%	6/20/2025	Citibank	USD	198,269	(4,395)	6,122	(10,517)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	6/20/2025	Morgan Stanley	USD	357,852	33,582	47,163	(13,581)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	6/20/2025	Goldman Sachs	USD	235,162	22,068	19,564	2,504
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	6/20/2025	Barclays	USD	49,838	4,677	4,159	518
United Mexican States, 4.15% Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2025	Citibank	USD	111,000	2,127	10,718	(8,591)
Total					1,147,121	$63,007	$106,080	$(43,073)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at July 31, 2020:
Over the Counter
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Consumer Price Index (At Maturity)	(1.00)% (At Maturity)	4/15/2021	Citibank	USD	3,641,500	$(34,512)	$—	$(34,512)
1-Day U.S. Consumer Price Index (At Maturity)	(0.96)% (At Maturity)	4/15/2021	Citibank	USD	1,820,750	(16,610)	—	(16,610)
1-Day U.S. Consumer Price Index (At Maturity)	(1.02)% (At Maturity)	4/15/2021	Citibank	USD	1,820,750	(17,590)	—	(17,590)
0.00% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2022	Citibank	USD	1,820,750	23,772	—	23,772
0.01% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2022	Citibank	USD	1,820,750	23,351	—	23,351
0.02% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2022	Citibank	USD	1,820,750	23,071	—	23,071
0.04% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2022	Citibank	USD	1,820,750	22,300	—	22,300
1-Day U.S. Consumer Price Index (At Maturity)	(0.05)% (At Maturity)	4/15/2022	Citibank	USD	2,731,100	(38,285)	—	(38,285)
0.62% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2024	Citibank	USD	2,731,100	62,207	—	62,207
Total					20,028,200	$47,704	$—	$47,704
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$56,347,421	$—	$56,347,421
Corporate Bonds	—	172,821,885	—	172,821,885
Foreign Issuer Bonds	—	63,663,074	—	63,663,074
Term Loans	—	14,161	—	14,161
Mortgage-Backed Securities	—	166,290,811	—	166,290,811
Municipal Bonds	—	10,330,651	—	10,330,651
U.S. Government Obligations	—	80,935,983	—	80,935,983
Investment Companies	72,244,834	—	—	72,244,834
Short-Term Investments	41,023,477	21,432,767	—	62,456,244
Purchased Options	51,960	86,033	—	137,993
Total Assets – Investments at value	$113,320,271	$571,922,786	$—	$685,243,057
Liabilities:
Mortgage-Backed Securities	$—	$(19,736,925)	$—	$(19,736,925)
U.S. Government Obligations	—	(2,168,164)	—	(2,168,164)
Total Liabilities – Investments at value	$—	$(21,905,089)	$—	$(21,905,089)
Net Investments	$113,320,271	$550,017,697	$—	$663,337,968

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$2,187,040	$—	$—	$2,187,040
Forward foreign currency exchange contracts	—	237,016	—	237,016
Swap agreements at fair value	—	963,228	—	963,228
Total Assets - Derivative Financial Instruments	$2,187,040	$1,200,244	$—	$3,387,284
Liabilities:
Futures contracts	$(1,464,253)	$—	$—	$(1,464,253)
Forward foreign currency exchange contracts	—	(201,379)	—	(201,379)
Written Options	(58,414)	(43,443)	—	(101,857)
Swap agreements at fair value	—	(237,412)	—	(237,412)
Total Liabilities - Derivative Financial Instruments	$(1,522,667)	$(482,234)	$—	$(2,004,901)
Net Derivative Financial Instruments	$664,373	$718,010	$—	$1,382,383
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 94.5%
Alabama – 1.3%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A, Garvee, 5.00%, 6/01/37	$545,000	$686,111
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No.4, 4.00%, 6/01/24	500,000	559,715
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No.5, 4.00%, 10/01/26(a)(b)(c)	500,000	585,355
Jefferson County Sewer Revenue Bonds, Warrants Senior Lien, Series A (AGM Insured), 5.50%, 10/01/53	300,000	337,074
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	575,825
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	1,003,550
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	310,000	345,101
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	609,808
		4,702,539
Arizona – 2.3%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, 5.00%, 6/01/28	400,000	430,368
Arizona IDA Hospital Variable Revenue Refunding Bonds, Phoenix Childrens (JPMorgan Chase Bank N.A. LOC), 0.09%, 8/04/20(a)(c)(e)	2,000,000	2,000,000
	Par	Value
Arizona (Continued)
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	$500,000	$526,745
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	475,000	589,936
Phoenix Civic Improvement Corp., Airport Revenue Refunding Bonds (AMT), Senior Lien, 5.00%, 7/01/30	250,000	275,615
Phoenix Civic Improvement Corp., Rental Car Facility Revenue Bonds, Series A, 4.00%, 7/01/45	350,000	371,567
Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series A, Mayo Clinic, 0.09%, 8/04/20(a)(c)(e)	2,000,000	2,000,000
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	250,973
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	400,000	550,316
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/01/28	300,000	318,735
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	588,300
Yuma IDA Hospital Revenue Bonds, Series A, Yuma Regional Medical Center, 5.00%, 8/01/21	675,000	702,121
		8,604,676

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arkansas – 0.1%
Arkansas Development Finance Authority Healthcare Revenue Bonds, Baptist Health, 5.00%, 12/01/47	$250,000	$302,783
California – 6.2%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	1,047,879
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, 5.00%, 5/01/46	250,000	276,293
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 1.06%, 5/01/23(a)(c)	700,000	701,834
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	247,818	271,584
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	400,000	440,604
California State GO Unlimited Refunding Bonds, 4.00%, 10/01/37	300,000	369,477
California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	592,490
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/41	500,000	590,250
California State Health Facilities Financing Authority Revenue Refunding Bonds, Marshall Medical Center (California Mortgage Insured), 4.00%, 11/01/40	750,000	881,617
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series B, 5.00%, 11/01/29	1,250,000	1,692,075
	Par	Value
California (Continued)
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series S, J. Paul Getty Trust, (1M USD LIBOR + 0.33%), 0.44%, 4/01/22(a)(c)	$1,000,000	$996,260
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	339,372
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	354,400
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	614,035
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	801,108
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	392,962
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	556,240
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	271,730
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	117,287

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A,
4.00%, 6/01/34	$200,000	$240,454
4.00%, 6/01/40	300,000	352,347

Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	390,000	431,492
Irvine Improvement Bond Act 1915 Adjustable Special Assessment Bonds (BK Tokyo, Mitsubishi UFJ LOC), 0.05%, 8/04/20(a)(c)(e)	2,000,000	2,000,000
Long Beach Harbor Revenue Notes, Series C, 4.00%, 7/15/21	600,000	620,574
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	608,925
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,263,650
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/01/35	1,250,000	1,430,000
Mesa Water District COPS, 4.00%, 3/15/39	300,000	369,264
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	169,931
Sacramento County Airport System Revenue Refunding Bonds, Series B, 5.00%, 7/01/21	1,950,000	2,033,070
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), (3M USD LIBOR + 0.53%), 0.76%, 12/01/35(c)	100,000	87,025
	Par	Value
California (Continued)

San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	$300,000	$353,322
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	306,382
San Francisco City & County Airports Community International Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/01/28	500,000	533,900
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	660,456
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	127,413
		22,895,702
Colorado – 2.6%
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	568,619
5.00%, 3/15/26	510,000	612,316
5.00%, 3/15/29	590,000	754,822
5.00%, 3/15/30	310,000	403,409
5.00%, 3/15/35	590,000	744,285

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	1,074,660
Colorado State COPS, Series A, 4.00%, 12/15/35	1,250,000	1,554,663
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Sanford Health, Series A, 5.00%, 11/01/34	200,000	256,098

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health, Prerefunded, 5.00%, 2/01/21(f)	$380,000	$388,922
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	617,575
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	266,688
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 9/01/23	150,000	171,080
5.00%, 9/01/40	810,000	931,994

E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index, (1M USD LIBOR + 0.42%), 0.52%, 9/01/21(a)(c)	500,000	496,875
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	580,020
University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 10/15/24(a)(b)(c)	250,000	263,345
		9,685,371
Connecticut – 1.6%
Connecticut State GO Unlimited Bonds, Series A, 5.00%, 3/15/22	795,000	854,037
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	593,530
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	239,921
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series R, Trinity College, 5.00%, 6/01/32	$265,000	$347,266
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	240,000	261,778
5.00%, 7/01/25	260,000	287,355
5.00%, 7/01/31	500,000	565,845
4.00%, 7/01/39	120,000	121,594
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series C, Chesla Loan Program,
5.00%, 11/15/20	150,000	151,623
5.00%, 11/15/21	200,000	209,616

Connecticut State Special Tax Obligation Revenue Bonds, 5.00%, 5/01/32	500,000	662,365
Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 8/01/24(g)	500,000	570,860
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	123,162
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	935,452
		5,924,404
Delaware – 0.6%
Delaware State Health Facilities Authority Revenue Bonds, Beebe Medical Center, 5.00%, 6/01/48	500,000	583,250
Delaware State Health Facilities Authority Revenue Refunding Bonds, Christiana Health Care System, 5.00%, 10/01/45	1,000,000	1,267,670

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Delaware (Continued)
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	$250,000	$254,010
5.00%, 7/01/48	100,000	95,230
		2,200,160
District of Columbia – 2.0%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	359,032
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	107,827
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(f)	250,000	301,080
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	422,195
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	629,720
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series A, Prerefunded, 5.00%, 10/01/23(f)	650,000	748,404
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series B, 5.00%, 10/01/37	750,000	902,017
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, 5.00%, 10/01/53	750,000	781,320
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B,
4.00%, 10/01/35	250,000	284,325
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B,
5.00%, 10/01/47	$200,000	$239,952

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/20	500,000	503,470
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, 4.00%, 7/15/40	1,000,000	1,207,960
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	367,893
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, Series B, 5.00%, 7/01/35	360,000	449,539
		7,304,734
Florida – 5.0%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,
5.00%, 12/01/44	500,000	556,490
4.00%, 12/01/49	1,000,000	1,118,290

Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	941,137
Broward County Port Facilities Senior Revenue Bonds, Series B (AMT), 4.00%, 9/01/39	250,000	274,142
Central Florida Expressway Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 7/01/42	350,000	425,838
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project, Prerefunded, 5.00%, 4/01/23(f)	250,000	280,590

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	$1,000,000	$1,210,020
Florida State Development Finance Corp., Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/01/21	345,000	354,236
5.00%, 4/01/22	350,000	373,443

Florida State Housing Finance Corp., Multi Family Mortgage Adjustable Revenue Bonds, Series A, Parrish Oaks, 1.25%, 2/01/22(a)(b)(c)	1,000,000	1,015,380
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	369,588
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	500,000	574,680
5.00%, 10/01/44	1,000,000	1,238,650

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/01/40	470,000	530,320
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,389
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,702,081
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	729,024
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	881,872
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	564,385
	Par	Value
Florida (Continued)

Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	$250,000	$288,270
Miami-Dade County HFA MFH Variable Revenue Bonds, 1.40%, 4/01/22(a)(b)(c)	500,000	504,500
Orange County Health Facilities Authority Revenue Bonds, Orlando Health Obligated Group, 5.00%, 10/01/47	500,000	603,200
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	207,304
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(h)	125,000	113,383
0.00%, 10/01/26(h)	275,000	243,611
0.00%, 10/01/27(h)	360,000	311,044

Tampa Capital Improvement Cigarette Tax Allocation Revenue CABS, Series A, 0.00%, 9/01/38(h)	250,000	138,793
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/23	150,000	168,017
5.00%, 7/01/25	150,000	177,983
5.00%, 7/01/26	125,000	151,556
5.00%, 7/01/27	125,000	154,969

Tampa Revenue Refunding Bonds, The University of Tampa, 4.00%, 4/01/50	750,000	849,502
Village Community Development District No. 13 Special Assessment, Limited Offering, 2.62%, 5/01/24	500,000	501,035
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	614,570
		18,393,292

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia – 3.0%
Atlanta Development Authority Revenue Bonds, Series A-1, Senior Lien, 5.00%, 7/01/30	$200,000	$225,450
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/01/21(a)(b)(c)	500,000	505,100
Bartow County Development Authority Revenue Bonds, Georgia Power Company Plant Bowen Project, 1.55%, 8/19/22(a)(b)(c)	500,000	504,620
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(a)(b)(c)	275,000	278,446
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(c)	500,000	521,075
Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Vogtle Project, 1.55%, 8/19/22(a)(b)(c)	100,000	100,924
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	237,894
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	598,730
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc., Project (County Gtd), 5.50%, 8/15/54	500,000	588,895
	Par	Value
Georgia (Continued)
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	$500,000	$571,370
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	181,991
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/21	750,000	772,477
4.00%, 9/01/23(a)(b)(c)	350,000	383,026

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 9/01/26(a)(b)(c)	1,110,000	1,288,266
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	500,000	550,530
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/01/23	355,000	394,813
4.00%, 12/02/24(a)(b)(c)	100,000	113,558

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture Series, 4.00%, 7/01/44	300,000	318,165
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	631,290
Northwest Georgia Housing Authority MFH Revenue Bonds, Charles Height Apartments Project (FHA 221(D4) Insured), 1.54%, 8/01/21(a)(b)(c)	400,000	403,712
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,500,000	1,824,150
		10,994,482

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Hawaii – 0.1%
Hawaii State Airports System Revenue Refunding Bonds (AMT), 5.00%, 7/01/23	$500,000	$519,430
Illinois – 7.8%
Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	282,468
Bensenville GO Unlimited Bonds, Series B (AGM Insured), 5.00%, 12/30/24	245,000	260,903
Chicago Board of Education GO Unlimited Refunding Bonds, Series C, 5.00%, 12/01/20	200,000	201,368
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(h)	750,000	572,580
Chicago GO Unlimited Bonds, Series A,
5.00%, 12/01/21	500,000	503,800
5.50%, 1/01/49	100,000	112,200

Chicago GO Unlimited Refunding Bonds, Project Series A, 5.00%, 1/01/35	350,000	369,138
Chicago GO Unlimited Refunding Bonds, Series A,
5.00%, 1/01/22	300,000	309,759
5.00%, 1/01/23	400,000	422,000

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.00%, 1/01/31	1,045,000	1,160,452
Chicago O'Hare International Airport Revenue Refunding Bonds, Senior Lien, Series A (AMT), 5.00%, 1/01/31	250,000	314,945
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	435,898
Chicago Wastewater Transmission Revenue Bonds, Second Lien, 5.00%, 1/01/39	500,000	549,305
Cook County Sales TRB, 5.00%, 11/15/37	500,000	541,830
	Par	Value
Illinois (Continued)

Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	$100,000	$102,196
Illinois State Finance Authority Revenue Bonds, Series A, Carle Foundation, 5.00%, 8/15/21	500,000	521,405
Illinois State Finance Authority Revenue Refunding Bonds, DePaul University, Unrefunded Balance,
5.50%, 10/01/23	450,000	463,243
5.50%, 10/01/25	545,000	560,522

Illinois State Finance Authority Revenue Refunding Bonds, Navistar International Corp., 8/01/30(a)(b)(c)(d)(g)	100,000	102,236
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	359,622
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/21	1,100,000	1,149,775
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	554,255
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	320,022
Illinois State Finance Authority Variable Revenue Refunding Bonds, Northwestern Memorial Hospital, 0.08%, 8/04/20(a)(c)(e)	965,000	965,000
Illinois State GO Unlimited Bonds,
5.37%, 5/01/23	250,000	271,963
5.50%, 5/01/25	845,000	967,381
5.50%, 7/01/26	460,000	501,372

Illinois State GO Unlimited Bonds, Series D, 5.00%, 11/01/20	225,000	226,631

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	$400,000	$421,724
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	123,792
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	292,720
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 1.16%, 5/15/25(a)(c)	500,000	500,440
Illinois State Sales Tax Junior Obligations Build Illinois Revenue Bonds, 5.00%, 6/15/23	200,000	216,256
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	664,107
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM Insured), 3.00%, 6/15/31	390,000	394,828
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured),
0.00%, 6/15/21(h)	410,000	401,398
0.00%, 6/15/25(h)	95,000	83,490

Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	448,300
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	505,000	656,414
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	247,319
Kane, McHenry, Cook & DeKalb Counties, Illinois School District, GO Unlimited Refunding Bonds, 4.25%, 1/01/23	500,000	507,000
	Par	Value
Illinois (Continued)

Macon County School District No. 61 GO Unlimited Bonds, Series A (AGM Insured), 5.25%, 1/01/25	$745,000	$759,505
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Bonds, Lewis & Clark Community (AGM Insured),
4.00%, 5/01/21	675,000	692,975
4.00%, 5/01/23	700,000	765,408

Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, Mccormick Place Expansion Project, 5.00%, 6/15/50	500,000	558,210
Moline GO Unlimited Refunding Bonds, Series F, 5.00%, 11/01/24	750,000	758,452
Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	464,841
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	1,059,202
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	419,115
Sales Tax Securitization Corp., Revenue Refunding Bonds, Second Lien Series A, 4.00%, 1/01/38	250,000	273,623
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	361,356
4.00%, 12/01/39	250,000	283,323

Southern Illinois State University Revenue Bonds, Series A, Housing & Auxiliary Facilities System (NATL Insured), 5.25%, 4/01/21	1,000,000	1,014,850
Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	294,240

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured),
4.00%, 1/01/22	$975,000	$1,005,712
4.00%, 1/01/34	650,000	725,965

Will County Community School District No.161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	520,088
Winnebago Boone Etc. Counties Community College District No. 511 GO Unlimited Refunding Bonds, Series A, Rock Valley College (AGM Insured), 5.00%, 1/01/21	500,000	508,915
		28,525,837
Indiana – 2.4%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	400,000	400,324
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(h)	450,000	433,854
0.00%, 7/15/28(h)	900,000	819,171
0.00%, 1/15/29(h)	560,000	501,239

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp., Project, 5.00%, 6/01/39	100,000	103,903
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 7/01/22(a)(b)(c)	50,000	50,686
Indiana State Finance Authority Lease Appropriation Variable Revenue Bonds, Series A-5, 0.10%, 8/04/20(a)(c)(e)	2,000,000	2,000,000
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	600,000	644,826
	Par	Value
Indiana (Continued)
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project,
5.00%, 10/01/22	$265,000	$282,898
5.00%, 10/01/23	585,000	640,867

Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series B, Fieldhouse Project, 1.45%, 6/01/21	1,000,000	1,000,190
Indianapolis MFH Revenue Bonds, Regency Park Apartments, Series A, 1.40%, 9/01/21(a)(b)(c)	1,000,000	1,008,870
Knox Middle School Building Corp., Revenue Bonds (State Intercept), 5.00%, 1/15/27	440,000	555,746
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	275,000	335,635
		8,778,209
Iowa – 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project, 3.13%, 12/01/22	85,000	86,075
PEFA, Inc., Gas Project Revenue Bonds, 5.00%, 9/01/26(a)(b)(c)	150,000	183,098
		269,173
Kentucky – 2.7%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	474,340
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured),
0.00%, 10/01/22(h)	500,000	482,735
0.00%, 10/01/24(h)	280,000	259,963

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	269,018

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	$100,000	$91,096
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	328,380
Kentucky State Economic Development Finance Authority Solid Waste Revenue Refunding Bonds, Series A (AMT), Republic Services, Inc., Project, 0.65%, 9/01/20(a)(b)(c)	250,000	250,018
Kentucky State Housing Corp., Revenue Bonds, City View Park Project, 1.16%, 8/01/22(a)(b)(c)	2,000,000	2,017,300
Kentucky State Housing Corp., Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/01/21(a)(b)(c)	480,000	487,186
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	526,984
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	250,000	285,157
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply, 4.00%, 2/01/28(a)(b)(c)	500,000	591,845
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	725,406
Lexington-Fayette Urban County Government Lease Revenue Bonds, Series A, 5.25%, 6/01/26	500,000	517,250
	Par	Value
Kentucky (Continued)

Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	$1,000,000	$1,173,580
Louisville & Jefferson County Metropolitan Government Pollution Control Variable Revenue Refunding Bonds, Louisville Gas & Electric Company Project, 1.85%, 4/01/21(a)(b)(c)	905,000	911,760
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	559,900
		9,951,918
Louisiana – 0.9%
Louisiana State Housing Corp., MFH Variable Revenue Bonds, Hollywood Acres & Hollywood Heights Project, Series 2019, 1.44%, 12/01/21(a)(b)(c)	1,000,000	1,011,410
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(a)(b)(c)	515,000	521,273
Louisiana State Public Facilities Authority Revenue Refunding CABS, Loyola University Project, 0.00%, 10/01/22(h)	300,000	282,138
Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	576,618
Saint James Parish Variable Revenue Bonds, Series A-1, Nucor Steel, 0.33%, 8/11/20(a)(c)(e)	400,000	400,000
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., 2.00%, 4/01/23(a)(b)(c)	600,000	596,910
		3,388,349

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maine – 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	$215,000	$271,889
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	650,000	794,196
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	576,465
		1,642,550
Maryland – 2.8%
Anne Arundel County GO Limited Bonds, 4.00%, 10/01/34	1,000,000	1,242,970
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	456,990
Baltimore County GO Unlimited Bonds, 5.00%, 3/01/25	1,265,000	1,539,543
Maryland State & Local Facilities GO Unlimited Bonds, Loan of 2013-1, 4.00%, 3/01/26	600,000	613,344
Maryland State Community Development Administration Department Housing & Community Development MFH Revenue Bonds, Series A, Bay Country Apartments, 2.52%, 2/01/21(d)	1,000,000	1,006,650
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	278,985
Maryland State Economic Development Corp., PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	511,495
	Par	Value
Maryland (Continued)
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects,
5.00%, 3/31/36	$325,000	$321,990
5.00%, 3/31/51	235,000	232,377

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	547,025
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	300,000	351,918
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Medstar Health Issue, Series A, 5.00%, 5/15/45	430,000	499,097
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	350,000	403,011
5.00%, 7/01/27	1,320,000	1,630,583

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	303,855
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	185,000	196,006
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	128,423
		10,264,262

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts – 1.4%
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	$500,000	$642,880
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(b)(c)	500,000	553,700
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health, 5.00%, 7/01/38	100,000	124,027
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 0.66%, 1/26/23(a)(c)	500,000	498,285
Massachusetts State Educational Financing Authority Revenue Bonds, Series J (AMT), 5.00%, 7/01/21	500,000	515,215
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,853,658
Massachusetts State HFA Revenue Bonds, Colonial Village Projects, 1.45%, 1/01/22(a)(b)(c)	760,000	768,345
		4,956,110
Michigan – 1.3%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/22	500,000	542,280
5.00%, 7/01/43	100,000	112,403
5.00%, 7/01/48	200,000	224,564

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	53,522
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Bonds Second Lien, Series C, 5.00%, 7/01/36	370,000	445,565
	Par	Value
Michigan (Continued)
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	$425,000	$502,941
4.50%, 10/01/29	250,000	264,138

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., Prerefunded, 5.00%, 6/01/22(f)	250,000	271,607
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	612,077
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(a)(b)(c)	250,000	265,773
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	499,951
Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Detroit Edison Co., Pollution Control Bonds Project, 1.45%, 9/01/21(a)(b)(c)	600,000	603,330
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	522,640
		4,920,791
Minnesota – 0.8%
Brooklyn Center MFH Development Variable Revenue Bonds, Sonder House Apartments Project, 1.35%, 7/01/22(a)(b)(c)	1,500,000	1,504,830
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	247,755

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Minnesota (Continued)
Goodhue County Education District No. 6051 COPS, 5.00%, 2/01/21	$340,000	$347,470
Minnesota State HFA Housing Bonds, White Oak Estates, Series F (HUD Sector 8 Program), 1.35%, 8/01/21	1,000,000	1,003,920
		3,103,975
Mississippi – 0.2%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	322,288
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	454,452
		776,740
Missouri – 0.7%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Series A, Iatan 2 Project, 5.00%, 1/01/33	310,000	351,509
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Refunding Bonds, A.T. Still University Health Science, 5.00%, 10/01/22	725,000	777,004
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	250,000	298,190
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, St. Luke's Health System, Inc., 5.00%, 11/15/23	150,000	170,217
	Par	Value
Missouri (Continued)
RBC Municipal Products Inc., Trust Floater Certificates Revenue Bonds, Series C-16 for Missouri Health (Royal Bank of Canada LOC), 0.23%, 8/11/20(a)(c)(d)(e)	$500,000	$500,000
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	300,000	310,278
		2,407,198
Nebraska – 0.4%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	543,305
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(a)(b)(c)	225,000	258,203
Douglas County Hospital Authority No. 2 Revenue Bonds, Childrens Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	710,484
		1,511,992
Nevada – 2.0%
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas Mccarran International, 5.00%, 7/01/22	200,000	217,152
Clark County School District GO Limited Bonds, Series A (AGM Insured), 4.00%, 6/15/38	500,000	593,275
Clark County School District GO Limited Refunding Bonds, Series C, Building, 5.00%, 6/15/23	500,000	560,970
Clark County School District GO Limited Refunding Bonds, Series D, 5.00%, 6/15/23	300,000	336,582
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,588,007

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nevada (Continued)
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	$500,000	$614,750
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	289,062
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,178,530
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	99,724
Nevada State Housing Division Multi-Unit Holding Variable Revenue Bonds, Silver Terrace Apartments, 1.19%, 4/01/21(a)(b)(c)	500,000	502,035
Reno Sales Tax Revenue Refunding Bonds, First Lien, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	552,280
Sparks Nevada Tourism Improvement District No. 1 Revenue Refunding Bonds, Series A, Sales Tax Senior Lien, 2.50%, 6/15/24(d)	300,000	297,264
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 4/15/22(a)(b)(c)	500,000	507,710
		7,337,341
New Hampshire – 0.8%
National Finance Authority Exempt Facilities Revenue Refunding Bonds (AMT), Emerald Renewable Diesel LLC Project, 2.00%, 8/31/20(a)(b)(c)(d)	2,000,000	2,001,360
	Par	Value
New Hampshire (Continued)
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	$720,257	$788,199
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	193,081
		2,982,640
New Jersey – 3.2%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,140,000	1,430,050
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	201,282
5.12%, 6/15/43	350,000	370,807

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	255,213
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	150,000	168,756
5.25%, 1/01/25	100,000	112,975
5.37%, 1/01/43	100,000	110,299

New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance, 5.00%, 3/01/21	400,000	409,476
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	103,472
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	187,604
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	325,494

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc., Project, 2.20%, 12/03/29(a)(b)(c)	$775,000	$819,245
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series,
5.00%, 7/01/32	500,000	632,345
5.00%, 7/01/33	1,000,000	1,257,310

New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnajas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	492,932
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	625,000	732,887
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,095,390
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	116,673
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	305,000	380,728
5.00%, 1/01/33	230,000	261,706

New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	255,000	319,288
	Par	Value
New Jersey (Continued)

Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	$500,000	$549,065
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds (AMT), Series A, Covanta Union, Inc. (County Gtd), 5.25%, 12/01/31	1,500,000	1,571,580
		11,904,577
New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	251,847
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(a)(b)(c)	500,000	588,575
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/01/25(a)(b)(c)	275,000	326,417
		1,166,839
New York – 8.5%
Hempstead Town Local Develop Corp. Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	255,895
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, 5.75%, 2/15/47	300,000	308,121
Liberty Development Corp., Revenue Bonds, 5.50%, 10/01/37	110,000	161,476
Long Island Power Authority Electric System Revenue Bonds, 5.00%, 9/01/35	300,000	379,779

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
Metropolitan Transportation Authority Dedicated Tax Fund Variable Revenue Refunding Bonds, Series A-1 (TD Bank N.A. LOC), 0.09%, 8/04/20(a)(c)(e)	$400,000	$400,000
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	787,455
Metropolitan Transportation Authority Revenue BANS, Series A-2S, 4.00%, 2/01/22	750,000	763,942
Metropolitan Transportation Authority Revenue BANS, Series B-2A, 5.00%, 5/15/21	875,000	891,634
Metropolitan Transportation Authority Revenue BANS, Series E, 4.00%, 9/01/20	500,000	500,585
Metropolitan Transportation Authority Revenue Bonds, Series A-1-Group 1, Green Bond, 5.00%, 11/15/49	500,000	571,285
Metropolitan Transportation Authority Transportation Revenue Bonds, Series E, 4.00%, 11/15/23	535,000	556,304
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Green Bonds, Climate, 4.00%, 11/15/22	730,000	750,418
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 0.59%, 2/01/25(a)(c)	1,000,000	894,440
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	1,049,176
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project, 7/01/50(g)	1,000,000	1,171,880
	Par	Value
New York (Continued)
Nassau County Local Economic Assistance Corp., Revenue Refunding Bonds, South Nassau Communities Hospital Project, 5.00%, 7/01/21	$715,000	$743,321
New York City Housing Development Corp., MFH Revenue Bonds, Series C-2-A, 2.35%, 7/01/22	500,000	505,155
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series DD1, 5.00%, 6/15/48	1,000,000	1,244,020
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinate Revenue Bonds, 0.12%, 8/04/20(a)(c)(e)	500,000	500,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	470,932
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series S, 4.00%, 5/01/36	1,000,000	1,226,110
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	767,419
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	312,067
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	655,410
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	692,088
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 4.00%, 7/01/50	1,000,000	1,147,780

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Catholic Health System Obligated, 5.00%, 7/01/36	$400,000	$475,656
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	344,514
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	455,000	560,346
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,409,287
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	244,944
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	1,000,000	1,095,470
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 4.00%, 2/15/39	500,000	595,980
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	493,047
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	530,055
5.37%, 11/15/40(d)	150,000	158,751
	Par	Value
New York (Continued)
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT),
2.85%, 4/01/22	$360,000	$372,805
2.90%, 10/01/22	140,000	146,633

New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	260,900
New York State Urban Development Corp., State Personal Income Tax Revenue Refunding Bonds, 4.00%, 3/15/45	500,000	589,575
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	299,558
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	588,730
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	1,020,228
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,375,714
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	579,200
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/30	245,000	287,975
Suffolk County GO Limited Refunding Bonds, Series D (BAM Insured), 5.00%, 10/15/24	390,000	454,713

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	$1,500,000	$1,752,375
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	104,338
		31,447,486
North Carolina – 1.0%
North Carolina Medical Care Commission Heatlh Care Facilities Revenue Refunding Bonds, Deerfield Episcopal Retirement Community, 4.00%, 11/01/21	150,000	154,706
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	568,230
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	254,035
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, 5.00%, 9/01/37	155,000	156,758
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	105,662
North Carolina State Turnpike Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 1/01/40	550,000	662,051
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	200,000	218,400
	Par	Value
North Carolina (Continued)
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	$500,000	$618,425
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/01/36	500,000	638,890
University of North Carolina At Chapel Hill Revenue Bonds, University of North Carolina Hospital, 4.00%, 2/01/38	350,000	410,952
		3,788,109
North Dakota – 0.4%
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	600,640
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	841,200
		1,441,840
Ohio – 3.9%
Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	515,708
American Municipal Power Ohio, Inc., Revenue BANS, Carey Village Project, Electric System (State Standby Note Purchase Insured), 2.25%, 12/03/20	765,000	769,942
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/23	600,000	671,220
5.00%, 2/15/24	1,000,000	1,162,310

American Municipal Power-Ohio, Inc., Variable Revenue Refunding Bonds, Series A, 2.30%, 2/15/22(a)(b)(c)	1,250,000	1,268,850

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 1, Series A-2, 4.00%, 6/01/39	$650,000	$758,479
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	850,000	936,717
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	185,407
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	403,844
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	552,980
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	163,909
5.00%, 12/01/35	525,000	506,688
5.00%, 12/01/36	305,000	294,587

Franklin County Revenue Bonds, Series A, 5.00%, 12/01/36	300,000	385,188
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	101,811
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	295,075
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 8/01/41(g)	500,000	555,010
	Par	Value
Ohio (Continued)

Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	$500,000	$522,210
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	53,850
Ohio State Higher Educational Faculity Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	1,133,862
Ohio State Hospital Revenue Refunding Bonds, Series A, 4.00%, 1/15/50	325,000	365,017
Ohio State Housing Finance Agency MFH Revenue Notes, Wesley Tower Apartments Project, 1.40%, 6/01/21(a)(b)(c)	1,500,000	1,509,855
Ohio State Water Development Authority Water PCR Loan Fund Bonds, Series A, 5.00%, 12/01/50	1,000,000	1,315,850
		14,428,369
Oklahoma – 1.4%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	683,054
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	602,010
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	674,994
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	1,017,306

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	$50,000	$50,001
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	655,673
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project,
4.00%, 9/01/23	1,060,000	1,161,898
4.00%, 9/01/28	300,000	357,975
		5,202,911
Oregon – 1.5%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	634,040
Metro GO Unlimited Bonds, Series A, 4.00%, 6/01/34	580,000	731,502
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	574,335
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	295,807
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,152,540
Oregon State Housing & Community Services Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program), 2.20%, 5/01/21(a)(b)(c)	500,000	506,020
	Par	Value
Oregon (Continued)
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	$615,000	$791,862
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	893,077
		5,579,183
Pennsylvania – 5.1%
Allegheny County Hospital Development Authority Revenue Refunding Bonds, University of Pittsburgh Medical Center, 5.00%, 7/15/21	100,000	104,033
Berks County Municipal Authority Revenue Refunding Bonds, Series B, Tower Health Project,
5.00%, 2/01/25(a)(b)(c)	500,000	547,190
5.00%, 2/01/27(a)(b)(c)	500,000	559,160

Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	359,523
Cumberland County Municipal Authority Revenue Bonds, AICUP Financing Program-Messiah College Project, 3.75%, 4/30/22(a)(b)(c)	500,000	503,935
Delaware County Authority Neumann University Revenue Bonds, 5.00%, 10/01/20	375,000	375,394
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured), 5.50%, 8/01/28	225,000	294,523
Doylestown Hospital Authority Revenue Bonds, Series A, Doylestown Hospital, 5.00%, 7/01/49	165,000	185,546
Lackawanna County IDA Revenue Refunding Bonds, University of Scranton, 5.00%, 11/01/21	375,000	395,040
Lancaster County GO Unlimited Refunding Bonds, Series A, 4.00%, 11/01/25	275,000	321,901

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Lancaster County Hospital Authority Healthcare Facilities Revenue Bonds, Series B, Maravian Manors, Inc., Project, 2.87%, 12/15/23	$250,000	$244,378
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 0.74%, 11/01/24(a)(c)	480,000	474,000
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project, 1.80%, 8/15/22(a)(b)(c)	330,000	334,679
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	828,592
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,770,195
Octorara Area School District GO Limited Refunding Bonds (AGM State Aid Withholding), 4.00%, 4/01/27	700,000	845,348
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, 0.60%, 10/15/20(a)(b)(c)	400,000	400,040
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	1,200,000	1,382,004
5.00%, 4/15/25	200,000	237,334
4.00%, 4/15/45	500,000	572,855

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	566,245
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Higher Educational Facilities Authority Variable Revenue Refunding Bonds, AICUP Financing Program-York College of Pennsylvania Project, 2.87%, 4/30/21(a)(b)(c)	$500,000	$500,135
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	1,170,000	1,216,519
Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/23(a)(b)(c)	1,000,000	1,018,440
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 0.86%, 12/01/23(c)	500,000	498,605
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	615,310
5.00%, 7/01/33	400,000	475,272
5.00%, 7/01/35	155,000	183,184

Philadelphia Airport Revenue Refunding Bonds, Series D (AMT), 5.00%, 6/15/21	350,000	351,043
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	464,640
Philadelphia Authority for Industrial Development University Revenue Refunding Bonds, Saint Joseph's University, 4.00%, 11/01/45	500,000	565,250
Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 4.00%, 9/01/35	300,000	353,874

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	$500,000	$642,955
Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 1/01/41	500,000	506,925
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	223,426
		18,917,493
Puerto Rico – 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series A, Senior Lien, 5.25%, 7/01/42	815,000	838,431
Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1,
5.00%, 7/01/32(i)	65,000	44,525
5.00%, 7/01/37(i)	240,000	164,400

Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23(i)	175,000	120,094
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	90,000	95,661
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(h)	225,000	188,469
0.00%, 7/01/31(h)	500,000	362,330
		1,813,910
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	558,260
	Par	Value
South Carolina – 0.6%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1, 0.00%, 1/01/32(h)	$400,000	$174,976
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group,
5.00%, 5/01/38	400,000	472,120
5.00%, 5/01/43	415,000	484,421

South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	997,934
		2,129,451
Tennessee – 1.0%
Greeneville Health & Educational Facilities Board MFH Revenue Bonds, People RD Portfolio Project, 1.45%, 12/01/21(a)(b)(c)	500,000	507,970
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	140,000	152,750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical Center,
5.00%, 7/01/40	400,000	460,400
5.00%, 7/01/46	100,000	114,024

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	520,000	524,815
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,263,050
Tennessee State Energy Acquisition Corp., Revenue Bonds, Series A, Gas Project, 4.00%, 5/01/23(a)(b)(c)	450,000	487,282
		3,510,291

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas – 7.3%
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	$1,380,000	$1,624,840
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/32	100,000	127,581
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	400,000	406,164
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	212,732
Central Regional Mobility Authority Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 1/01/22	300,000	311,664
5.00%, 1/01/33	635,000	683,851

Central Texas Regional Mobility Authority Revenue Refunding Bonds, Senior Lien, Series A, 5.00%, 1/01/49	500,000	589,550
Dallas Independent School District GO Unlimited Bonds, 2020-Multi-Modal (PSF, Gtd), Unrefunded Balance, 5.00%, 2/15/22(a)(b)(c)	195,000	208,051
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.51%, 7/01/23(a)(b)(c)	500,000	511,310
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	375,967
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	497,167
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,239,150
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), 5.00%, 11/01/42	400,000	419,876
	Par	Value
Texas (Continued)

El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	$375,000	$464,475
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	1,265,000	1,500,303
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System,
5.00%, 12/01/22(a)(b)(c)	100,000	108,791
5.00%, 12/01/24(a)(b)(c)	1,000,000	1,159,700

Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Hospital Memorial Hermann Health, 5.00%, 12/01/25	300,000	327,642
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	417,809
Harris County Health Facilities Development Corp., Variable Revenue Refunding Bonds, Methodist Hospital System, 0.09%, 8/04/20(a)(c)(e)	100,000	100,000
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	183,034
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	130,709
Houston Airport System Revenue Refunding Bonds, Subseries D, 5.00%, 7/01/22	555,000	603,152
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	544,721

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	$250,000	$322,063
Montgomery County Toll Road Authority Revenue Bonds, Senior Lien, 5.00%, 9/15/37	500,000	542,945
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	98,234
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	269,585
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	80,368
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	350,000	363,087
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	1,000,000	1,059,260
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	376,192
San Antonio Airport System Revenue Refunding Bonds, Subordinate Lien, Series A (AMT), 5.00%, 7/01/30	250,000	316,820
	Par	Value
Texas (Continued)

San Antonio Housing Trust Finance Corp., MFH Variable Revenue Bonds, Majestic Ranch Apartments (FHA 221(D4) Insured), 1.40%, 1/01/22(a)(b)(c)	$1,000,000	$1,011,550
San Antonio Water Variable Revenue Bonds, Series A, Junior Lien, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,201,050
Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds, Cook Children's Medical Center, 4.00%, 12/01/45	1,030,000	1,187,672
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility Revenue Refunding Bonds, Buckner Retirement Services, 5.00%, 11/15/20	185,000	186,774
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	400,000	483,064
5.00%, 2/15/47	700,000	822,906

Texas City Industrial Development Corp. Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	566,740
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	306,030
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,000,000	1,167,170
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Senior Lien, Blueridge Transportation,
5.00%, 12/31/45	500,000	528,855
5.00%, 12/31/55	200,000	210,106

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Private Activity Bond Surface Transportation Corp., Revenue Refunding Bonds, Senior Lien, North Tarrant Express, 4.00%, 12/31/38	$750,000	$838,140
Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	750,000	982,477
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	109,328
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	113,670
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(h)	480,000	360,528
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	631,125
		26,883,978
Utah – 0.3%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	350,000	412,527
Utah State Housing Corp., MFH Revenue Bonds, Lincoln Apartments Project, 1.54%, 8/01/21(a)(b)(c)	500,000	504,640
		917,167
Virginia – 3.5%
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	175,000	176,838
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,188,610
	Par	Value
Virginia (Continued)
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	$300,000	$334,560
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	830,145
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	641,920
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	518,015
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, 5.00%, 12/01/42	180,000	187,936
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	162,140
Fairfax County EDA Revenue Refunding Bonds, Wiehle Avenue Metrorail Station, 5.00%, 8/01/33	1,000,000	1,333,550
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	261,105
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(a)(b)(c)	500,000	563,815
Fairfax County Redevelopment & Housing Authority MFH Variable Revenue Bonds, Parkwood Apartments Project, 2.21%, 2/01/21(b)(c)	500,000	500,000
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	616,815

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A, 5.00%, 7/01/22	$750,000	$817,177
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien, 5.50%, 7/01/57	300,000	381,369
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, 6.00%, 6/01/43	63,778	64,050
Newport News Economic Development Authority Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	100,000	100,690
Spotsylvania County EDA Housing Revenue Bonds, Palmers Creek Apartments Project (FHA 221(D4) GNMA Insured), 1.45%, 2/01/22(a)(b)(c)	500,000	506,480
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project,
5.00%, 12/31/49	500,000	561,280
5.00%, 12/31/56	50,000	55,765

Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, 95 Express Lane, 5.00%, 7/01/34	800,000	831,872
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, Elizabeth River Crossings OpCo, LLC Project,
4.50%, 1/01/23	135,000	142,432
5.00%, 1/01/27	250,000	264,280

Virginia State Small Business Financing Authority Revenue Bonds, Senior Lien (AMT), Express Lanes LLC, 5.00%, 7/01/34	225,000	233,964
	Par	Value
Virginia (Continued)

Westmoreland County IDA Lease Revenue BANS, Westmoreland Co., High School, 2.00%, 6/01/22	$500,000	$511,700
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(c)	1,000,000	1,037,780
		12,824,288
Washington – 3.3%
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,626,564
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	661,518
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	599,420
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	309,877
Port of Seattle Airport Revenue Bonds Intermediate Lien (AMT),
5.00%, 4/01/32	490,000	617,816
5.00%, 4/01/44	500,000	604,895

Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	553,585
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 0.51%, 11/01/22(c)	900,000	894,213
Snohomish County Housing Authority Revenue Bonds, 5.00%, 4/01/21	545,000	560,691
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	438,441
5.00%, 2/01/40	2,000,000	2,654,220

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	521,860

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Washington State Health Care Facilities Authoruty Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	$615,000	$732,293
Washington State Higher Eduational Facilities Authority Revenue Bonds, Seattle University Project,
5.00%, 5/01/22	215,000	228,883
4.00%, 5/01/50	250,000	277,900

Washington State Housing Finance Commission Revenue Bonds, Columbia Park Apartments Project (FHA, GNMA Insured), 1.39%, 7/01/21(a)(b)(c)	1,000,000	1,007,420
		12,289,596
West Virginia – 0.1%
Princeton Hospital Revenue Refunding Bonds, Princeton Community Hospital Project, 5.00%, 5/01/22	500,000	535,525
Wisconsin – 2.8%
Barneveld School District Revenue BANS, 4.00%, 3/01/24	500,000	509,535
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,120,550
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	101,876
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	571,957
5.00%, 6/15/49	150,000	172,074

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	352,314
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	550,140
	Par	Value
Wisconsin (Continued)

PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(d)	$250,000	$265,528
PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., 0.45%, 11/02/20(a)(b)(c)	2,000,000	2,000,000
Wisconsin State COPS, 5.00%, 3/01/23	500,000	513,285
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	1,000,000	1,061,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	645,000	720,491
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	253,050
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	416,195
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	1,000,000	1,187,420
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded, 4.50%, 7/01/22(f)	400,000	433,064
		10,228,579
Total Municipal Bonds (Cost $338,964,599)		347,912,510

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Number of Shares	Value
Investment Companies – 3.5%
iShares National Muni Bond ETF	109,860	$12,838,240
Total Investment Companies (Cost $12,487,702)		12,838,240

Short-Term Investments – 2.4%
Money Market Fund – 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(j)	8,966,793	8,966,793
Total Short-Term Investments (Cost $8,966,793)		8,966,793
Total Investments – 100.4% (Cost $360,419,094)		369,717,543
Liabilities less Other Assets – (0.4)%		(1,476,654)
NET ASSETS – 100.0%		$368,240,889
Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable rate security. Rate as of July 31, 2020 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(e)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(f)	Maturity date represents the prerefunded date.
(g)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2020.
(h)	Zero coupon bond.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	7-day current yield as of July 31, 2020 is disclosed.

Abbreviations:
1M	1 Month
3M	3 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
TRB	Tax Revenue Bonds
USD	United States Dollar
Municipal Issue Type (%)(a)
Revenue Bonds	79.9
General Obligation Unlimited Bonds	8.1
General Obligation Limited Bonds	3.0
Revenue Notes	1.2
Certificates of Participation	1.2
Special Assessment Bonds	0.7
Tax Allocation Bonds	0.3
Special Tax Bonds	0.1
Total	94.5

(a)Percentages shown are based on net assets, excludes Investment Companies, Short-Term Investments and Other.

Sector Diversification (%)
Medical	17.4
General	12.8
Transportation	11.1
General Obligation	7.5
Airport	7.1
Multifamily Housing	6.0
Development	5.9
Financials	5.9
Higher Education	5.5
All other sectors less than 5%	20.8
Total	100.0

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$347,912,510	$—	$347,912,510
Investment Companies	12,838,240	—	—	12,838,240
Short-Term Investments	8,966,793	—	—	8,966,793
Total Investments	$21,805,033	$347,912,510	$—	$369,717,543
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 34.5%
Automobile – 10.0%
Ally Auto Receivables Trust, Series 2019-1, Class A4, 3.02%, 4/15/24	$308,000	$324,085
American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.48%, 9/13/24(a)	160,000	163,381
ARI Fleet Lease Trust, Series 2018-B, Class A3, 3.43%, 8/16/27(a)	302,000	312,668
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-1A, Class A, 3.45%, 3/20/23(a)	302,000	303,498
Series 2017-1A, Class A, 3.07%, 9/20/23(a)	643,000	647,222
Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	325,413
Carmax Auto Owner Trust,
Series 2020-2, Class A1, 1.25%, 5/17/21	131,970	132,138
Series 2020-2, Class A2A, 1.75%, 1/17/23	511,000	516,217
Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	255,676
Series 2019-3, Class A3, 2.18%, 8/15/24	479,000	493,333
Series 2019-1, Class B, 3.45%, 11/15/24	129,000	137,086
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 1.99%, 5/15/29(a)	84,986	85,329
Series 2017-4A, Class C, 2.76%, 11/15/29(a)	142,000	142,709
Series 2018-1A, Class A1, 3.04%, 4/15/30(a)	639,324	653,285
Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	332,848
Series 2020-1A, Class C, 2.14%, 8/16/32(a)	159,000	159,152

DT Auto Owner Trust, Series 2020-2A, Class B, 2.08%, 3/16/26(a)	163,000	164,260
Enterprise Fleet Financing LLC,
Series 2019-1, Class A2, 2.98%, 10/20/24(a)	519,988	528,485
Series 2020-1, Class A2, 1.78%, 12/22/25(a)	262,000	265,963
	Par	Value
Automobile (Continued)

Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24(a)	$265,000	$268,064
Ford Credit Auto Lease Trust,
Series 2019-B, Class B, 2.36%, 1/15/23	292,000	296,704
Series 2020-A, Class A4, 1.88%, 5/15/23	158,000	161,347
Series 2020-B, Class C, 1.70%, 2/15/25	149,000	149,092
Ford Credit Auto Owner Trust,
Series 2020-A, Class A2, 1.03%, 10/15/22	799,000	802,312
Series 2019-A, Class A4, 2.85%, 8/15/24	324,000	341,999
GM Financial Automobile Leasing Trust,
Series 2019-2, Class B, 2.89%, 3/20/23	594,000	607,082
Series 2020-1, Class B, 1.84%, 12/20/23	133,000	133,788

GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A1, 1.26%, 4/16/21	42,393	42,423
Honda Auto Receivables Owner Trust,
Series 2020-1, Class A3, 1.61%, 4/22/24	505,000	517,573
Series 2019-1, Class A4, 2.90%, 6/18/24	302,000	316,370
Series 2019-2, Class A4, 2.54%, 3/21/25	605,000	634,743
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A2, 2.92%, 7/15/21(a)	47,697	47,851
Series 2020-A, Class B, 2.12%, 5/15/24(a)	157,000	157,932
Hyundai Auto Receivables Trust,
Series 2020-A, Class A1, 1.20%, 5/17/21	69,991	70,092
Series 2020-A, Class A2, 1.51%, 4/17/23	489,000	493,837

Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 9/15/25	793,000	810,541
Nissan Auto Lease Trust,
Series 2020-A, Class A3, 1.84%, 1/17/23	537,000	545,426

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)
Nissan Auto Lease Trust,
Series 2020-A, Class A4, 1.88%, 4/15/25	$256,000	$261,877
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A1, 0.98%, 4/15/21	78,945	78,998
Series 2020-A, Class A2, 1.45%, 12/15/22	281,000	283,245
Series 2019-C, Class A3, 1.93%, 7/15/24	318,000	327,031
Series 2018-B, Class A4, 3.16%, 12/16/24	245,000	256,364
Series 2019-A, Class A4, 3.00%, 9/15/25	308,000	325,924

Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24(a)	156,000	158,902
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class B, 2.26%, 12/15/25(a)	312,000	319,745
Santander Drive Auto Receivables Trust,
Series 2020-1, Class A1, 1.65%, 4/15/21	99,392	99,455
Series 2020-2, Class B, 0.96%, 11/15/24	194,000	194,667
Toyota Auto Receivables Owner Trust,
Series 2020-B, Class A1, 1.14%, 5/17/21	100,431	100,535
Series 2020-B, Class A2, 1.38%, 12/15/22	306,000	308,433
Series 2019-C, Class A3, 1.91%, 9/15/23	119,000	121,524
Series 2019-A, Class A4, 3.00%, 5/15/24	308,000	326,386
Series 2020-A, Class A3, 1.66%, 5/15/24	554,000	567,537
Volkswagen Auto Lease Trust,
Series 2019-A, Class A3, 1.99%, 11/21/22	176,000	179,215
Series 2019-A, Class A4, 2.02%, 8/20/24	143,000	146,307

Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A, 0.93%, 12/20/22	820,000	823,104
Westlake Automobile Receivables Trust,
Series 2020-1A, Class C, 2.52%, 4/15/25(a)	761,000	774,325
	Par	Value
Automobile (Continued)
Westlake Automobile Receivables Trust,
Series 2020-2A, Class C, 2.01%, 7/15/25(a)	$220,000	$221,670

Wheels SPV 2 LLC, Series 2019-1A, Class A3, 2.35%, 5/22/28(a)	621,000	639,826
World Omni Auto Receivables Trust,
Series 2020-A, Class A3, 1.70%, 1/17/23	412,000	420,522
Series 2019-A, Class A3, 3.04%, 5/15/24	426,000	437,796
Series 2019-C, Class A3, 1.96%, 12/16/24	704,000	722,741
Series 2019-A, Class B, 3.34%, 6/16/25	304,000	314,281
World Omni Automobile Lease Securitization Trust,
Series 2019-B, Class A4, 2.07%, 2/18/25	194,000	198,550
Series 2019-B, Class B, 2.13%, 2/18/25	109,000	110,322
		21,059,206
Automobile Floor Plan – 0.6%
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, (1M USD LIBOR + 2.15%), 2.32%, 7/25/25(a)(b)	457,000	456,909
NextGear Floorplan Master Owner Trust,
Series 2018-2A, Class A2, 3.69%, 10/15/23(a)	204,000	206,158
Series 2019-1A, Class A2, 3.21%, 2/15/24(a)	302,000	306,854
Series 2019-2A, Class A2, 2.07%, 10/15/24(a)	263,000	260,471
		1,230,392
Commercial Mortgage-Backed Securities – 4.2%
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class A4, 3.02%, 9/10/45	137,687	141,101
Series 2013-GC11, Class A3, 2.82%, 4/10/46	471,866	486,954

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust,
Series 2012-CCRE2, Class A4, 3.15%, 8/15/45	$148,000	$153,067
Series 2012-CCRE5, Class A3, 2.54%, 12/10/45	475,745	488,552
Series 2013-LC6, Class A4, 2.94%, 1/10/46	320,949	332,706
Series 2013-CR7, Class A4, 3.21%, 3/10/46	497,817	521,252
Series 2015-CR22, Class A3, 3.21%, 3/10/48	81,000	82,859

GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	588,000	593,542
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 1.82%, 5/15/38(a)(b)	616,000	557,321
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 2.80%, 10/05/31(a)	245,000	242,605
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-HSBC, Class A, 3.09%, 7/05/32(a)	528,891	542,976
Series 2012-C8, Class AS, 3.42%, 10/15/45(a)	313,000	322,001
Series 2015-C30, Class ASB, 3.56%, 7/15/48	559,769	586,190

RETL, Series 2019-RVP, Class B, (1M USD LIBOR + 1.55%, 1.55% Floor), 1.72%, 3/15/36(a)(b)	265,000	245,243
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45	438,310	451,218
VCC Trust, Series 2020-MC1, Class A, 4.50%, 6/25/45(a)(c)	387,279	380,361
	Par	Value
Commercial Mortgage-Backed Securities (Continued)
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 3.00%, 11/15/30(a)	$55,000	$56,690
Series 2012-6AVE, Class B, 3.30%, 11/15/30(a)	775,000	796,947

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	333,480	343,222
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class A5, 3.07%, 3/15/45	124,000	128,973
Series 2013-C11, Class A3, 2.70%, 3/15/45	69,905	71,389
Series 2012-C8, Class A3, 3.00%, 8/15/45	617,000	629,124
Series 2012-C9, Class A3, 2.87%, 11/15/45	682,488	700,465
		8,854,758
Credit Card – 1.2%
American Express Credit Account Master Trust,
Series 2019-1, Class A, 2.87%, 10/15/24	760,000	791,465
Series 2019-2, Class A, 2.67%, 11/15/24	152,000	158,003
Series 2019-2, Class B, 2.86%, 11/15/24	551,000	571,450

Capital One Multi-Asset Execution Trust, Series 2019-2, Class A2, 1.72%, 8/15/24	24,000	24,678
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.95%, 3/15/25	296,000	306,298
Series 2019-A2, Class A, 2.34%, 6/15/25	622,000	639,763
		2,491,657
Other – 18.0%
AGL CLO 6 Ltd., Series 2020-6A, Class E, 7/20/31(a)(d)(e)	250,000	242,500
Ascentium Equipment Receivables, Series 2019-2A, Class A3, 2.19%, 11/10/26(a)	423,000	429,668

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.15%), 1.42%, 10/17/26(a)(b)	$10,747	$10,732
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (3M USD LIBOR + 1.05%, 1.05% Floor), 1.43%, 11/20/28(a)(b)	300,000	292,340
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3M USD LIBOR + 1.03%), 1.31%, 10/15/25(a)(b)	362,496	359,227
Canyon Capital CLO Ltd., Series 2014-2A, Class AS, (3M USD LIBOR + 1.25%), 1.53%, 4/15/29(a)(b)	373,000	364,933
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class A1R, (3M USD LIBOR + 0.78%), 1.02%, 4/27/27(a)(b)	217,998	214,536
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	158,593	161,323
Cayuga Park CLO Ltd., Series 2020-1A, Class E, 7/17/31(a)(d)(e)	434,000	434,000
Cerberus Loan Funding XXI L.P., Series 2017-4A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 1.73%, 10/15/27(a)(b)	447,164	440,340
Cerberus Loan Funding XXIII L.P., Series 2018-2A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.28%, 4/15/28(a)(b)	339,815	333,505
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 1.81%, 10/15/30(a)(b)	797,000	756,232
CIFC Funding Ltd.,
Series 2015-4A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 1.42%, 10/20/27(a)(b)	300,000	297,386
Series 2020-2A, Class E, 8/24/32(a)(e)	686,000	675,710
	Par	Value
Other (Continued)

CNH Equipment Trust, Series 2020-A, Class A2, 1.08%, 7/17/23	$317,000	$318,543
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	897,840	850,940
CoreVest American Finance Trust, Series 2018-1, Class A, 3.80%, 6/15/51(a)	307,001	316,398
Daimler Trucks Retail Trust, Series 2019-1, Class A4, 2.79%, 5/15/25(a)	603,000	617,899
Dell Equipment Finance Trust,
Series 2020-1, Class A1, 1.98%, 5/21/21(a)	233,490	234,439
Series 2020-1, Class C, 4.26%, 6/22/23(a)	336,000	348,625
Series 2018-2, Class C, 3.72%, 10/22/23(a)	723,000	735,975
Series 2019-1, Class B, 2.94%, 3/22/24(a)	606,000	614,829
Series 2019-2, Class A3, 1.91%, 10/22/24(a)	147,000	149,183
Series 2019-2, Class B, 2.06%, 10/22/24(a)	198,000	200,117
Finance of America HECM Buyout,
Series 2020-HB1, Class M1, 2.11%, 2/25/30(a)	104,000	104,725
Series 2020-HB2, Class A, 1.71%, 7/25/30(a)	808,000	809,419
Series 2019-AB1, Class A, 2.66%, 12/27/49(a)	280,903	280,193
Fortress Credit Opportunities IX CLO Ltd.,
Series 2016-7A, Class BR, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.76%, 12/15/28(a)(b)	395,000	378,196
Series 2017-9A, Series A1T, (3M USD LIBOR + 1.55%), 1.94%, 11/15/29(a)(b)	569,000	560,144

Fortress Credit Opportunities VII CLO Ltd., Series 2016-7I, Class E, (3M USD LIBOR + 7.49%), 7.80%, 12/15/28(b)	302,000	268,337

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Fortress Credit Opportunities XIII CLO Ltd.,
Series 2020-13A, Class A, (3M USD LIBOR + 2.25%, 2.25% Floor), 2.52%, 7/15/28(a)(b)	$691,000	$690,994
Series 2020-13A, Class C, (3M USD LIBOR + 4.00%, 4.00% Floor), 4.27%, 7/15/28(a)(b)	289,000	277,324
Series 2020-13A, Class D, (3M USD LIBOR + 4.05%, 4.05% Floor), 4.32%, 7/15/28(a)(b)	578,000	527,137

Golub Capital Partners Clo Ltd., Series 2020-49A, Class A1, (3M USD LIBOR + 2.50%, 2.50% Floor), 2.78%, 7/20/32(a)(b)	319,000	314,740
GreatAmerica Leasing Receivables Funding LLC,
Series 2020-1, Class A3, 1.76%, 8/15/23(a)	192,000	193,337
Series 2018-1, Class B, 2.99%, 6/17/24(a)	306,000	311,418
Series 2019-1, Class A4, 3.21%, 2/18/25(a)	302,000	313,300
Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	320,214
Hercules Capital Funding Trust,
Series 2018-1A, Class A, 4.61%, 11/22/27(a)	695,000	702,177
Series 2019-1A, Class A, 4.70%, 2/20/28(a)	450,000	454,493
HPEFS Equipment Trust,
Series 2019-1A, Class B, 2.32%, 9/20/29(a)	100,000	101,752
Series 2020-1A, Class C, 2.03%, 2/20/30(a)	334,000	335,037
Series 2020-2A, Class C, 2.00%, 7/22/30(a)	289,000	290,055

Ivy Hill Middle Market Credit Fund X Ltd., Series 10A, Class A1AR, (3M USD LIBOR + 1.25%), 1.52%, 7/18/30(a)(b)	273,000	262,089
John Deere Owner Trust, Series 2019-A, Class A4, 3.00%, 1/15/26	299,000	314,516
Kayne CLO 8 Ltd., Series 2020-8A, Class E, (3M USD LIBOR + 7.15%, 7.15% Floor), 7.39%, 7/15/31(a)(b)(d)	859,000	841,753
	Par	Value
Other (Continued)
Kubota Credit Owner Trust,
Series 2020-1A, Class A1, 1.50%, 5/17/21(a)	$55,201	$55,311
Series 2020-1A, Class A2, 1.92%, 12/15/22(a)	212,000	213,620

MelTel Land Funding LLC, Series 2019-1A, Class C, 6.07%, 4/15/49(a)	188,000	190,448
MMAF Equipment Finance LLC,
Series 2017-B, Class A4, 2.41%, 11/15/24(a)	595,000	610,541
Series 2018-A, Class A4, 3.39%, 1/10/25(a)	500,000	522,371

Nassau Ltd., Series 2017-IA, Class A1AS, (3M USD LIBOR + 1.15%), 1.43%, 10/15/29(a)(b)	491,000	476,895
Nationstar HECM Loan Trust,
Series 2019-1A, Class M1, 2.66%, 6/25/29(a)	606,000	608,367
Series 2019-2A, Class M1, 2.36%, 11/25/29(a)	100,000	101,067

New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T3, Class AT3, 2.51%, 9/15/52(a)	285,000	285,699
NRZ Excess Spread-Collateralized Notes,
Series 2018-PLS1, Class A, 3.19%, 1/25/23(a)	454,541	456,843
Series 2018-FNT1, Class A, 3.61%, 5/25/23(a)	337,718	337,406

Octagon Investment Partners 35 Ltd., Series 2018-1A, Class A1A, (3M USD LIBOR + 1.06%, 1.06% Floor), 1.33%, 1/20/31(a)(b)	526,000	515,529
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class E, 7/15/33(a)(d)(e)	853,000	823,519
OHA Credit Funding 6 Ltd., Series 2020-6A, Class E, (3M USD LIBOR + 7.33%, 7.33% Floor), 7.59%, 7/20/31(a)(b)(d)	582,000	575,667

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.07%, 4/20/32(a)(b)	$400,000	$377,737
Parliament Funding II Ltd., Series 2020-1A, Class A, 8/12/30(a)(d)(e)	426,000	426,000
PFS Financing Corp.,
Series 2018-F, Class A, 3.52%, 10/15/23(a)	405,000	416,667
Series 2019-A, Class A2, 2.86%, 4/15/24(a)	603,000	620,960
Series 2019-A, Class B, 3.13%, 4/15/24(a)	603,000	616,854
Series 2020-A, Class B, 1.77%, 6/15/25(a)	881,000	885,786

Silvermore CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.17%), 1.56%, 5/15/26(a)(b)	89,994	89,637
Sound Point CLO XII Ltd., Series 2016-2A, Class AR, (3M USD LIBOR + 1.29%, 1.29% Floor), 1.56%, 10/20/28(a)(b)	301,000	298,680
Sound Point CLO XVII,
Series 2017-3A, Class A1A, (3M USD LIBOR + 1.22%), 1.49%, 10/20/30(a)(b)	263,000	259,308
Series 2017-3A, Class A1B, (3M USD LIBOR + 1.22%), 1.49%, 10/20/30(a)(b)	263,000	257,191
Telos CLO Ltd.,
Series 2013-3, Class AR, (3M USD LIBOR + 1.30%, 1.30% Floor), 1.57%, 7/17/26(a)(b)	249,645	248,972
Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.22%, 4/17/28(a)(b)	234,722	229,649
Towd Point Mortgage Trust,
Series 2017-2, Class A1, 2.75%, 4/25/57(a)	590,073	602,298
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	567,273	599,675

Trinitas CLO V Ltd., Series 2016-5A, Class AR, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.63%, 10/25/28(a)(b)	372,000	367,921
	Par	Value
Other (Continued)

VCO CLO LLC, Series 2018-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.77%, 7/20/30(a)(b)	$300,415	$293,403
Venture XVII CLO Ltd., Series 2014-17A, Class ARR, (3M USD LIBOR + 0.88%), 1.16%, 4/15/27(a)(b)	562,349	551,719
Venture XXIX CLO Ltd., Series 2017-29A, Class A, (3M USD LIBOR + 1.28%), 1.67%, 9/07/30(a)(b)	324,000	314,894
Venture XXV CLO Ltd., Series 2016-25A, Class AR, (3M USD LIBOR + 1.23%), 1.50%, 4/20/29(a)(b)	335,000	330,739
Vericrest Opportunity Loan Trust, Series 2020-NPL6, Class A1A, 3.97%, 7/20/31(a)	253,849	254,148
Verizon Owner Trust,
Series 2018-A, Class B, 3.38%, 4/20/23	276,000	284,615
Series 2018-A, Class A1A, 3.23%, 4/20/23	782,000	798,123
Series 2019-A, Class A1A, 2.93%, 9/20/23	420,000	431,624
Series 2019-A, Class B, 3.02%, 9/20/23	585,000	608,625
Series 2019-B, Class A1A, 2.33%, 12/20/23	71,000	72,903
Series 2019-B, Class B, 2.40%, 12/20/23	605,000	618,255
Series 2019-C, Class A1A, 1.94%, 4/22/24	759,000	778,059
Series 2019-C, Class B, 2.06%, 4/22/24	375,000	383,906
Volvo Financial Equipment LLC,
Series 2019-1A, Class A3, 3.00%, 3/15/23(a)	564,000	575,343
Series 2019-1A, Class A4, 3.13%, 11/15/23(a)	302,000	312,001

Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 1.18%, 4/20/28(a)(b)	289,619	285,529

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

West CLO Ltd., Series 2014-2A, Series A1BR, 2.72%, 1/16/27(a)	$93,158	$93,076
Zais CLO 14 Ltd., Series 2020-14A, Class A1A, (3M USD LIBOR + 1.40%, 1.40% Floor), 2.38%, 4/15/32(a)(b)	697,000	692,753
Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 1.57%, 4/15/30(a)(b)	314,039	304,916
		38,105,979
Whole Loan – 0.5%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	401,487	412,955
CIM Trust,
Series 2017-7, Class A, 3.00%, 4/25/57(a)	213,643	218,021
Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	417,341	439,571
		1,070,547
Total Asset-Backed Securities (Cost $72,023,805)		72,812,539

	Number of Shares
Common Stocks – 0.1%
Oil & Gas Services – 0.1%
PHI Group, Inc.(f)(g)*	30,348	197,262
Total Common Stocks (Cost $252,192)		197,262

	Par(h)
Corporate Bonds – 1.2%
Airlines – 0.3%
American Airlines Pass Through Trust,
Series 2016-1, Class A, 4.10%, 1/15/28	398,207	313,864
Series 2016-2, Class A, 3.65%, 6/15/28	533,312	430,659
		744,523
Chemicals – 0.1%
Neon Holdings, Inc., 10.12%, 4/01/26(a)	143,000	145,145
	Par(h)	Value
Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.13%, 6/30/25(a)	$391,000	$329,906
Commercial Services – 0.4%
StoneMor Partners L.P./Cornerstone Family Services of West Virginia Subsidiary, 11.50%, 6/30/24(i)	815,798	783,166
Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	167,745
Housewares – 0.0%(j)
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	73,000	78,110
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	274,000	301,940
Total Corporate Bonds (Cost $2,494,925)		2,550,535

Foreign Issuer Bonds – 0.3%
Canada – 0.2%
Air Canada Pass Through Trust, Series 2020-1C, Class C, 10.50%, 7/15/26(a)	470,000	476,477
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	175,000	177,275
Total Foreign Issuer Bonds (Cost $595,764)		653,752

Term Loans – 3.2%(b)
Advertising – 0.4%
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, (3M USD LIBOR+ 5.25%, 1.00% Floor), 6.25%, 9/27/24	200,000	196,500

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par(h)	Value
Advertising (Continued)
ABG Intermediate Holdings 2 LLC, Initial Term Loan, (3M USD LIBOR+ 3.50%, 1.00% Floor), 4.50%, 9/27/24(a)	$474,000	$461,112
CB Poly Investments LLC, Closing Date Term Loan, (3M USD LIBOR+ 4.50%, 1.00% Floor), 5.50%, 8/16/23	376,833	278,856
		936,468
Airlines – 0.1%
Delta Air Lines, Inc., Term Loan, (3M USD LIBOR+ 4.75%, 1.00% Floor), 5.75%, 4/29/23	166,000	163,173
Coal – 0.2%
Murray Energy Corp., Initial Term Loan, (1M USD LIBOR+ 11.00%, 2.00% Floor), 13.00%, 7/31/20	640,000	473,600
Commercial Services – 0.3%
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR+ 4.50%, 1.00% Floor), 7.89%, 11/25/24(k)	714,698	637,664
Electronics – 0.1%
Tech Data Corp., Non-FILO Term Loan, (1M USD LIBOR+ 3.50%), 3.67%, 6/30/25	191,000	190,920
Oil & Gas Services – 0.4%
PHI Group, Inc., Loan, (3M USD LIBOR+ 7.00%, 1.00% Floor), 8.00%, 9/04/24	755,338	740,231
Retail – 0.6%
General Nutrition Centers, Inc., FILO Term Loan,
(1M USD LIBOR+ 9.00%), 10.00%, 12/31/22	568,000	536,760
12/31/22(l)	435,000	411,075
J.C. Penney Corp., Inc., Loan,
11/16/20(l)	281,000	292,240
(3M USD LIBOR+ 4.25%, 1.00% Floor), 5.25%, 6/23/23(m)	278,009	108,423
		1,348,498
	Par(h)	Value
Telecommunications – 1.0%
Cincinnati Bell, Inc., Tranche B Term Loan, (1M USD LIBOR+ 3.25%, 1.00% Floor), 4.25%, 10/02/24	$327,334	$325,560
Consolidated Communications, Inc., Initial Term Loan, (1M USD LIBOR+ 3.00%, 1.00% Floor), 4.00%, 10/05/23	449,984	435,234
Frontier Communications Corp., Term B-1 Loan,
(3M USD LIBOR+ 3.75%, 0.75% Floor), 5.35%, 6/15/24(m)	688,267	676,222
(3M USD Prime Rate+ 2.75%, 1.75% Floor), 6.00%, 6/15/24(m)	2,300	2,260

LOGIX Holding Co. LLC, Initial Term Loan, (1M USD LIBOR+ 5.75%, 1.00% Floor), 6.75%, 12/22/24	204,479	173,807
Windstream Services LLC, Term Facility, (1M USD LIBOR+ 2.50%), 2.67%, 2/26/21	300,000	293,751
Windstream Services LLC, Tranche B-7 Term Loan, (1M USD Prime Rate+ 4.25%, 1.75% Floor), 7.50%, 2/17/24(m)	305,000	181,322
		2,088,156
Transportation – 0.1%
Hanjin International Corp., Initial Term Loan, (1M USD LIBOR+ 2.50%), 2.66%, 10/19/20	158,000	142,200
Total Term Loans (Cost $7,282,858)		6,720,910

	Number of Shares
Warrants – 0.1%
Oil & Gas Services – 0.1%
PHI Group, Inc. (f)(g)*	14,039	91,254
Total Warrants (Cost $110,837)		91,254

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Mortgage-Backed Securities – 2.8%
Federal Home Loan Mortgage Corporation – 1.2%
Multifamily Structured Pass Through Certificates,
Series K024, Class A2, 2.57%, 9/25/22	$52,000	$54,001
Series K042, Class A1, 2.27%, 6/25/24	122,343	126,388
Real Estate Mortgage Investment Conduits,
Series 4336, Class WV, 3.00%, 10/15/25	279,319	289,246
Series 4387, Class VA, 3.00%, 2/15/26	367,650	380,772
Series 4220, Class EH, 2.50%, 6/15/28	616,768	638,336
Series 4311, Class QC, 2.25%, 10/15/28	629,442	647,857
Series 4162, Class P, 3.00%, 2/15/33	413,295	436,101
		2,572,701
Federal National Mortgage Association – 0.4%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(n)	160,621	152,424
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	391,841	403,287
Series 2012-144, Class PD, 3.50%, 4/25/42	203,989	216,463
		772,174
Government National Mortgage Association – 1.2%
Series 2010-161, Class B, 3.00%, 7/16/40	77,292	77,730
Series 2012-150, Class IO, 0.68%, 11/16/52(c)	2,362,167	75,623
Series 2014-138, Class A, 2.70%, 1/16/44	197,372	199,462
Series 2014-148, Class A, 2.65%, 11/16/43	528,037	534,737
Series 2015-108, Class IO, 0.83%, 10/16/56(c)	743,012	34,126
Series 2015-47, Class IO, 0.79%, 10/16/56(c)	3,768,919	170,764
Series 2015-7, Class IO, 0.73%, 1/16/57(c)	4,525,183	198,221
Series 2019-39, Class A, 3.10%, 5/16/59	373,742	384,865
Series 2020-42, Class IO, 1.06%, 3/16/62(c)	2,360,666	208,185
Series 2020-43, Class IO, 1.36%, 11/16/61(c)	1,712,878	166,675
	Par	Value
Government National Mortgage Association (Continued)
Series 2020-71, Class IO, 1.21%, 1/16/62(c)	$2,081,342	$194,627
Series 2020-75, Class IO, 1.17%, 2/16/62(c)	4,114,635	363,867
		2,608,882
Total Mortgage-Backed Securities (Cost $5,928,166)		5,953,757

	Number of Shares
Investment Companies – 47.4%
Schwab Intermediate-Term U.S. Treasury ETF	353,788	20,859,340
Schwab Short-Term U.S. Treasury ETF	608,868	31,435,855
Vanguard Intermediate-Term Corporate Bond ETF	45,847	4,439,365
Vanguard Mortgage-Backed Securities ETF	193,362	10,520,826
Vanguard Short-Term Corporate Bond ETF	203,809	16,936,528
Vanguard Short-Term Inflation-Protected Securities ETF	312,710	15,807,491
Total Investment Companies (Cost $97,096,609)		99,999,405

Short-Term Investments – 12.0%
Money Market Fund – 9.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(o)	20,359,472	20,359,472
U.S. Treasury Bills – 2.3%
U.S. Treasury Bill, 0.01%, 8/04/20(p)	3,205,000	3,204,993
U.S. Treasury Bill, 0.01%, 8/11/20(p)	1,752,000	1,751,967
		4,956,960
Total Short-Term Investments (Cost $25,316,396)		25,316,432
Total Investments – 101.6% (Cost $211,101,552)		214,295,846
Liabilities less Other Assets – (1.6)%		(3,346,662)
NET ASSETS – 100.0%		$210,949,184

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Variable rate security. Rate as of July 31, 2020 is disclosed.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2020 is disclosed.
(d)	Restricted security that has been deemed illiquid. At July 31, 2020, the value of these restricted illiquid securities amounted to $3,343,439 or 1.58% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
AGL CLO 6 Ltd., 7/20/31	7/21/20	$242,500
Cayuga Park CLO Ltd., 7/17/31	6/29/20	429,660
Kayne CLO 8 Ltd., 7.39%, 7/15/31	7/1/20	841,833
Octagon Investment Partners 46 Ltd., 7/15/33	6/26/20	827,410
Security	Acquisition Date	Acquisition Cost
OHA Credit Funding 6 Ltd., 7.59%, 7/20/31	7/1/20	$576,184
Parliament Funding II Ltd., 8/12/30	7/16/20	426,000

(e)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2020.
(f)	This restricted security constituted 0.14% of total net assets at July 31, 2020. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale.
(g)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $6.50 is based on recent trade activity obtained from market makers in the security. During the fiscal period, the Fund did not add or detract from its position in this asset.
(h)	Par value is in USD unless otherwise indicated.
(i)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(j)	Amount rounds to less than 0.05%.
(k)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $89.22 is derived using a pricing model which involves amortized cost and a 10% discount. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower. During the fiscal period, the Fund did not add or detract from its position in this asset.
(l)	Position is unsettled. Contract rate was not determined at July 31, 2020 and does not take effect until settlement date.
(m)	Issuer has defaulted on terms of debt obligation.
(n)	Zero coupon bond.
(o)	7-day current yield as of July 31, 2020 is disclosed.
(p)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Country Diversification (%)
United States	80.6
Cayman Islands	7.6
All other countries less than 5%	11.8
Total	100.0
Sector Diversification (%)
Investment Companies	47.4
Asset-Backed Securities	34.5
Short-Term Investments	12.0
All other sectors less than 5%	6.1
Total	100.0
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Asset-Backed Securities	$—	$72,812,539	$—	$72,812,539
Common Stocks	—	—	197,262	197,262
Corporate Bonds	—	2,550,535	—	2,550,535
Foreign Issuer Bonds	—	653,752	—	653,752
Term Loans	—	6,083,246	637,664	6,720,910
Mortgage-Backed Securities	—	5,953,757	—	5,953,757
Warrants	—	—	91,254	91,254
Investment Companies	99,999,405	—	—	99,999,405
Short-Term Investments	20,359,472	4,956,960	—	25,316,432
Total Investments	$120,358,877	$93,010,789	$926,180	$214,295,846
Investments classified within Level 3 of the fair value hierarchy are valued by the Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Number of Shares	Value
Common Stocks – 0.1%
Chemicals – 0.0%(a)
Hexion Holdings Corp., Class B*	434	$2,886
Oil & Gas – 0.0%(a)
Battalion Oil Corp.*	363	3,133
Mcdermott International Ltd.(b)*	1,932	11,302
		14,435
Telecommunications – 0.1%
AT&T, Inc.	6,831	202,061
Total Common Stocks (Cost $266,199)		219,382

Convertible Preferred Stocks – 0.7%
Agriculture – 0.6%
Bunge Ltd., 4.87%,	16,058	1,517,320
Banks – 0.1%
Bank of America Corp., 7.25%, *	75	112,426
Wells Fargo & Co., 7.50%, *	110	148,665
		261,091
Total Convertible Preferred Stocks (Cost $1,749,250)		1,778,411

	Par(c)
Convertible Bonds – 1.2%
Biotechnology – 0.3%
BioMarin Pharmaceutical, Inc.,
0.60%, 8/01/24	$250,000	301,458

1.25%, 5/15/27(d)	410,000	475,573
		777,031
Healthcare - Products – 0.1%
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25(d)	180,000	167,168
Media – 0.6%
DISH Network Corp.,
2.38%, 3/15/24	420,000	384,981

3.37%, 8/15/26	1,135,000	1,044,915
		1,429,896
	Par(c)	Value
Oil & Gas – 0.0%(a)
Chesapeake Energy Corp., 5.50%, 9/15/26(e)	$205,000	$8,303
Nabors Industries, Inc., 0.75%, 1/15/24	80,000	24,025
		32,328
Oil & Gas Services – 0.0%(a)
Oil States International, Inc., 1.50%, 2/15/23	70,000	34,897
Pharmaceuticals – 0.1%
Aerie Pharmaceuticals, Inc., 1.50%, 10/01/24(d)	85,000	68,213
Flexion Therapeutics, Inc., 3.37%, 5/01/24	115,000	96,959
		165,172
Software – 0.0%(a)
Avaya Holdings Corp., 2.25%, 6/15/23	145,000	123,903
Telecommunications – 0.0%(a)
CalAmp Corp., 2.00%, 8/01/25	150,000	121,012
Trucking & Leasing – 0.1%
Greenbrier (The) Cos., Inc., 2.88%, 2/01/24	265,000	235,528
Total Convertible Bonds (Cost $3,172,782)		3,086,935

Corporate Bonds – 26.6%
Advertising – 0.2%
Lamar Media Corp.,
5.75%, 2/01/26	40,000	42,012
3.75%, 2/15/28(d)	165,000	166,444
4.00%, 2/15/30(d)	80,000	80,800
Outfront Media Capital LLC/Outfront Media Capital Corp.,
6.25%, 6/15/25(d)	175,000	177,625
5.00%, 8/15/27(d)	95,000	93,016

Terrier Media Buyer, Inc., 8.88%, 12/15/27(d)	45,000	46,125
		606,022
Aerospace/Defense – 1.0%
Boeing (The) Co.,
5.15%, 5/01/30	300,000	327,315
3.25%, 2/01/35	10,000	9,352
3.55%, 3/01/38	5,000	4,629
3.50%, 3/01/39	25,000	23,121
3.38%, 6/15/46	430,000	374,591

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Aerospace/Defense (Continued)
Boeing (The) Co.,
3.63%, 3/01/48	$10,000	$8,899
3.75%, 2/01/50	15,000	13,645
5.80%, 5/01/50	300,000	352,367

Moog, Inc., 4.25%, 12/15/27(d)	15,000	15,334
Signature Aviation U.S. Holdings, Inc., 4.00%, 3/01/28(d)	95,000	89,775
Spirit AeroSystems, Inc.,
7.50%, 4/15/25(d)	330,000	324,324
4.60%, 6/15/28	210,000	163,800
TransDigm, Inc.,
6.25%, 3/15/26(d)	410,000	432,550
6.37%, 6/15/26	330,000	323,519
5.50%, 11/15/27	225,000	213,457
		2,676,678
Airlines – 0.1%
American Airlines Group, Inc., 5.00%, 6/01/22(d)	10,000	5,563
American Airlines, Inc., 11.75%, 7/15/25(d)	175,000	152,521
Delta Air Lines, Inc., 7.38%, 1/15/26	100,000	99,132
		257,216
Apparel – 0.1%
Hanesbrands, Inc.,
4.63%, 5/15/24(d)	85,000	89,905
4.88%, 5/15/26(d)	35,000	38,150

William Carter (The) Co., 5.62%, 3/15/27(d)	110,000	117,150
		245,205
Auto Manufacturers – 1.4%
Ford Motor Co.,
8.50%, 4/21/23	795,000	882,450
9.00%, 4/22/25	710,000	836,469

Ford Motor Credit Co. LLC, 4.14%, 2/15/23	500,000	508,750
General Motors Co.,
6.80%, 10/01/27	50,000	60,885
5.00%, 4/01/35	30,000	32,992
6.60%, 4/01/36	115,000	140,043
5.15%, 4/01/38	35,000	37,582
6.25%, 10/02/43	730,000	869,446
5.20%, 4/01/45	105,000	114,456
6.75%, 4/01/46	75,000	90,458
		3,573,531
	Par(c)	Value
Auto Parts & Equipment – 0.4%
American Axle & Manufacturing, Inc., 6.25%, 4/01/25	$120,000	$123,974
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(d)	205,000	215,455
Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25(d)	128,000	133,760
Dana, Inc., 5.62%, 6/15/28	15,000	15,750
Delphi Technologies PLC, 5.00%, 10/01/25(d)	167,000	184,285
Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	285,000	285,000
		958,224
Banks – 0.1%
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(d)	140,000	133,700
Building Materials – 0.6%
American Woodmark Corp., 4.87%, 3/15/26(d)	120,000	120,600
Boise Cascade Co., 4.88%, 7/01/30(d)	15,000	15,900
Builders FirstSource, Inc., 5.00%, 3/01/30(d)	290,000	304,152
James Hardie International Finance DAC, 5.00%, 1/15/28(d)	445,000	473,925
JELD-WEN, Inc., 4.63%, 12/15/25(d)	43,000	43,430
Masonite International Corp., 5.37%, 2/01/28(d)	160,000	170,400
Summit Materials LLC/Summit Materials Finance Corp., 1/15/29(d)(f)	40,000	41,500
U.S. Concrete, Inc., 6.37%, 6/01/24	489,000	498,780
		1,668,687
Chemicals – 0.3%
Avient Corp., 5.75%, 5/15/25(d)	155,000	168,251
Chemours (The) Co.,
7.00%, 5/15/25	25,000	25,375
5.37%, 5/15/27	190,000	186,177

Hexion, Inc., 7.87%, 7/15/27(d)	90,000	89,325
Olin Corp.,
5.13%, 9/15/27	35,000	33,863
5.62%, 8/01/29	20,000	19,120

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Chemicals (Continued)
Olin Corp.,
5.00%, 2/01/30	$135,000	$126,900

Valvoline, Inc., 4.38%, 8/15/25(d)	55,000	56,856
		705,867
Commercial Services – 0.6%
Jaguar Holding Co. II/PPD Development L.P., 5.00%, 6/15/28(d)	130,000	138,411
MPH Acquisition Holdings LLC, 7.12%, 6/01/24(d)	235,000	241,169
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(d)	330,000	331,452
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(d)	470,000	489,975
United Rentals North America, Inc.,
3.88%, 11/15/27	30,000	31,500
4.00%, 7/15/30	420,000	434,700
		1,667,207
Computers – 0.1%
NCR Corp., 8.12%, 4/15/25(d)	25,000	27,742
Presidio Holdings, Inc.,
4.87%, 2/01/27(d)	25,000	25,500
8.25%, 2/01/28(d)	25,000	26,000

Science Applications International Corp., 4.88%, 4/01/28(d)	5,000	5,238
Seagate HDD Cayman, 4.13%, 1/15/31(d)	45,000	48,308
Western Digital Corp., 4.75%, 2/15/26	208,000	225,965
		358,753
Distribution/Wholesale – 0.1%
Performance Food Group, Inc., 5.50%, 10/15/27(d)	120,000	123,900
Wolverine Escrow LLC, 9.00%, 11/15/26(d)	60,000	43,500
		167,400
Diversified Financial Services – 1.8%
Aircastle Ltd., 5.50%, 2/15/22	148,000	150,151
Ally Financial, Inc.,
4.13%, 2/13/22	77,000	79,946
5.75%, 11/20/25	770,000	869,429
	Par(c)	Value
Diversified Financial Services (Continued)
Nationstar Mortgage Holdings, Inc.,
8.12%, 7/15/23(d)	$155,000	$161,167
9.12%, 7/15/26(d)	75,000	81,585
6.00%, 1/15/27(d)	360,000	367,200
Navient Corp.,
7.25%, 1/25/22	117,000	122,850
6.50%, 6/15/22	20,000	20,900
5.50%, 1/25/23	65,000	66,625
6.13%, 3/25/24	295,000	305,325
5.00%, 3/15/27	300,000	287,250
OneMain Finance Corp.,
6.87%, 3/15/25	140,000	156,450
8.87%, 6/01/25	45,000	50,738
7.12%, 3/15/26	465,000	545,133
6.63%, 1/15/28	5,000	5,730
5.38%, 11/15/29	85,000	89,684
Quicken Loans LLC,
5.75%, 5/01/25(d)	280,000	288,662
5.75%, 5/01/25	65,000	67,011
5.25%, 1/15/28(d)	945,000	1,020,666
		4,736,502
Electric – 0.7%
AES (The) Corp.,
5.50%, 4/15/25	36,000	37,080
6.00%, 5/15/26	37,000	39,128
5.12%, 9/01/27	160,000	173,291

Calpine Corp., 5.13%, 3/15/28(d)	635,000	660,508
NRG Energy, Inc.,
5.75%, 1/15/28	205,000	225,320
5.25%, 6/15/29(d)	10,000	11,057

Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(d)	45,000	47,700
PG&E Corp.,
5.00%, 7/01/28	110,000	113,184
5.25%, 7/01/30	105,000	109,200

Tallen Energy Supply LLC, 10.50%, 1/15/26(d)	70,000	54,243
Vistra Operations Co. LLC,
5.50%, 9/01/26(d)	160,000	168,600
3.70%, 1/30/27(d)	45,000	47,604
		1,686,915
Electrical Component & Equipment – 0.1%
WESCO Distribution, Inc.,
7.13%, 6/15/25(d)	120,000	131,687
7.25%, 6/15/28(d)	165,000	180,262
		311,949

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Entertainment – 0.7%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(d)	$80,000	$72,130
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.37%, 6/01/24	100,000	97,703
Colt Merger Sub, Inc.,
5.75%, 7/01/25(d)	80,000	83,200
6.25%, 7/01/25(d)	175,000	182,547
8.12%, 7/01/27(d)	95,000	96,781
International Game Technology PLC,
6.25%, 1/15/27(d)	230,000	244,950
5.25%, 1/15/29(d)	200,000	204,358

Live Nation Entertainment, Inc., 4.75%, 10/15/27(d)	320,000	295,600
Scientific Games International, Inc.,
7.00%, 5/15/28(d)	145,000	133,400
7.25%, 11/15/29(d)	35,000	32,025

Six Flags Entertainment Corp., 4.88%, 7/31/24(d)	100,000	94,970
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(d)	60,000	54,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(d)	125,000	119,687
		1,711,951
Food – 1.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.50%, 2/15/23(d)	90,000	92,025
4.63%, 1/15/27(d)	90,000	95,175
4.87%, 2/15/30(d)	90,000	97,470

B&G Foods, Inc., 5.25%, 4/01/25	93,000	97,197
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25(d)	157,000	161,121
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(d)	95,000	107,588
Kraft Heinz Foods Co.,
5.00%, 6/04/42	95,000	106,661
5.20%, 7/15/45	10,000	11,408
	Par(c)	Value
Food (Continued)
Kraft Heinz Foods Co.,
4.38%, 6/01/46	$455,000	$478,418
4.87%, 10/01/49(d)	170,000	187,828
4.88%, 10/01/49	335,000	370,131
5.50%, 6/01/50(d)	80,000	93,849

Lamb Weston Holdings, Inc., 4.87%, 5/15/28(d)	40,000	44,950
Pilgrim's Pride Corp.,
5.75%, 3/15/25(d)	79,000	80,975
5.87%, 9/30/27(d)	170,000	179,775
Post Holdings, Inc.,
5.00%, 8/15/26	180,000	188,633
5.75%, 3/01/27(d)	71,000	75,615
5.50%, 12/15/29(d)	5,000	5,487
4.63%, 4/15/30(d)	135,000	142,087
		2,616,393
Food Service – 0.1%
Aramark Services, Inc.,
6.38%, 5/01/25(d)	225,000	237,375
4.75%, 6/01/26	80,000	79,600
5.00%, 2/01/28(d)	20,000	20,125
		337,100
Healthcare - Products – 0.1%
Avantor Funding, Inc., 4.62%, 7/15/28(d)	220,000	232,430
Hill-Rom Holdings, Inc., 4.38%, 9/15/27(d)	20,000	21,067
Hologic, Inc., 4.38%, 10/15/25(d)	70,000	71,750
		325,247
Healthcare - Services – 1.6%
Catalent Pharma Solutions, Inc., 4.88%, 1/15/26(d)	55,000	56,513
Centene Corp.,
4.75%, 1/15/25	200,000	207,264
4.75%, 1/15/25	0	0
4.25%, 12/15/27	150,000	159,375
4.63%, 12/15/29	70,000	78,068
CHS/Community Health Systems, Inc.,
6.25%, 3/31/23	15,000	15,113
6.62%, 2/15/25(d)	340,000	343,502
8.00%, 3/15/26(d)	585,000	599,198
8.00%, 3/15/26	20,000	20,485
Encompass Health Corp.,
4.50%, 2/01/28	260,000	271,700
4.75%, 2/01/30	265,000	280,004

HCA, Inc., 5.37%, 2/01/25	400,000	451,000

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Healthcare - Services (Continued)

IQVIA, Inc., 5.00%, 10/15/26(d)	$200,000	$210,996
Polaris Intermediate Corp., (100% Cash), 8.50%, 12/01/22(d)(g)	142,000	144,485
Select Medical Corp., 6.25%, 8/15/26(d)	30,000	32,325
Tenet Healthcare Corp.,
6.75%, 6/15/23	570,000	601,350
5.12%, 5/01/25	410,000	421,775
6.25%, 2/01/27(d)	150,000	159,332
4.63%, 6/15/28(d)	20,000	21,034
		4,073,519
Home Builders – 0.4%
Installed Building Products, Inc., 5.75%, 2/01/28(d)	25,000	26,312
KB Home, 4.80%, 11/15/29	50,000	52,000
Lennar Corp.,
4.75%, 11/15/22	74,000	78,070
4.75%, 5/30/25	255,000	280,500

PulteGroup, Inc., 6.00%, 2/15/35	200,000	237,000
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(d)	125,000	140,339
5.12%, 8/01/30(d)	160,000	174,800

TRI Pointe Group, Inc., 5.70%, 6/15/28	70,000	77,000
		1,066,021
Household Products/Wares – 0.1%
Prestige Brands, Inc., 5.13%, 1/15/28(d)	125,000	131,161
Housewares – 0.0%(a)
Newell Brands, Inc., 4.88%, 6/01/25	50,000	54,375
Insurance – 0.0%(a)
AmWINS Group, Inc., 7.75%, 7/01/26(d)	10,000	11,013
Internet – 1.6%
Expedia Group, Inc.,
6.25%, 5/01/25(d)	225,000	245,905
7.00%, 5/01/25(d)	115,000	124,502
4.63%, 8/01/27(d)	125,000	128,546
3.25%, 2/15/30	645,000	609,166
Netflix, Inc.,
4.87%, 4/15/28	182,000	211,560
5.37%, 11/15/29(d)	170,000	205,912
4.88%, 6/15/30(d)	435,000	511,386
	Par(c)	Value
Internet (Continued)
Uber Technologies, Inc.,
7.50%, 5/15/25(d)	$835,000	$880,925
8.00%, 11/01/26(d)	785,000	823,897
7.50%, 9/15/27(d)	455,000	476,044
		4,217,843
Investment Management Companies – 0.6%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/01/24	55,000	56,650
4.75%, 9/15/24	570,000	581,400
6.25%, 5/15/26	165,000	174,367
5.25%, 5/15/27	640,000	659,200
		1,471,617
Iron/Steel – 0.3%
Allegheny Technologies, Inc.,
7.87%, 8/15/23	180,000	189,517
5.88%, 12/01/27	60,000	56,850

Carpenter Technology Corp., 6.38%, 7/15/28	20,000	21,008
Cleveland-Cliffs, Inc.,
9.87%, 10/17/25(d)	185,000	202,112
6.75%, 3/15/26(d)	30,000	30,150

Commercial Metals Co., 4.88%, 5/15/23	119,000	124,355
United States Steel Corp.,
6.87%, 8/15/25	20,000	14,000
6.25%, 3/15/26	105,000	70,088
		708,080
Leisure Time – 0.1%
Sabre GLBL, Inc.,
5.25%, 11/15/23(d)	48,000	47,100
9.25%, 4/15/25(d)	175,000	192,719
		239,819
Lodging – 1.1%
Boyd Gaming Corp.,
6.37%, 4/01/26	15,000	15,337
6.00%, 8/15/26	55,000	55,433
4.75%, 12/01/27(d)	315,000	302,794
Marriott Ownership Resorts, Inc.,
6.12%, 9/15/25(d)	125,000	133,350
4.75%, 1/15/28(d)	265,000	246,450

Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	371,000	380,275

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Lodging (Continued)

MGM Resorts International, 5.50%, 4/15/27	$260,000	$261,300
Wyndham Destinations, Inc.,
5.63%, 3/01/21	150,000	149,250
4.25%, 3/01/22	290,000	287,825
3.90%, 3/01/23	245,000	237,650
6.62%, 7/31/26(d)	245,000	254,085
4.63%, 3/01/30(d)	65,000	59,800

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25(d)	355,000	333,700
		2,717,249
Media – 2.6%
Block Communications, Inc., 4.88%, 3/01/28(d)	20,000	20,200
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/01/27(d)	215,000	228,102
5.37%, 6/01/29(d)	185,000	202,575
4.75%, 3/01/30(d)	1,565,000	1,665,747
4.50%, 8/15/30(d)	105,000	111,290
4.25%, 2/01/31(d)	10,000	10,435
4.50%, 5/01/32(d)	55,000	58,025

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	160,000	144,000
CSC Holdings LLC,
6.75%, 11/15/21	121,000	128,260
5.50%, 4/15/27(d)	200,000	214,500
5.75%, 1/15/30(d)	500,000	554,275
4.13%, 12/01/30(d)	200,000	211,254
4.63%, 12/01/30(d)	240,000	252,000

Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(d)	445,000	342,681
DISH DBS Corp.,
7.75%, 7/01/26	310,000	349,556
7.37%, 7/01/28(d)	65,000	68,800

Gray Television, Inc., 5.13%, 10/15/24(d)	35,000	35,955
iHeartCommunications, Inc.,
6.37%, 5/01/26	10,000	10,525
8.37%, 5/01/27	1,135,000	1,133,218
4.75%, 1/15/28(d)	180,000	178,704

Meredith Corp., 6.87%, 2/01/26	216,000	187,639
Nexstar Broadcasting, Inc., 5.62%, 7/15/27(d)	20,000	21,406
	Par(c)	Value
Media (Continued)

Sirius XM Radio, Inc., 4.13%, 7/01/30(d)	$465,000	$490,714
Univision Communications, Inc., 6.62%, 6/01/27(d)	80,000	80,224
		6,700,085
Mining – 0.7%
Alcoa Nederland Holding B.V., 5.50%, 12/15/27(d)	200,000	215,560
Freeport-McMoRan, Inc.,
5.00%, 9/01/27	80,000	85,183
4.13%, 3/01/28	125,000	131,406
4.37%, 8/01/28	70,000	74,221
4.25%, 3/01/30	515,000	538,072
4.62%, 8/01/30	220,000	235,688
5.40%, 11/14/34	155,000	173,988

Novelis Corp., 4.75%, 1/30/30(d)	260,000	271,250
		1,725,368
Miscellaneous Manufacturing – 0.0%(a)
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	53,750
Office/Business Equipment – 0.0%(a)
CDW LLC/CDW Finance Corp., 4.25%, 4/01/28	95,000	101,511
Oil & Gas – 1.9%
Apache Corp.,
4.25%, 1/15/30	195,000	187,746
5.10%, 9/01/40	45,000	43,650
4.75%, 4/15/43	105,000	100,012
4.25%, 1/15/44	225,000	201,424

Bruin E&P Partners LLC, 8.87%, 8/01/23(d)(e)(h)	199,000	100
Centennial Resource Production LLC, 8.00%, 6/01/25(d)	82,000	67,240
Comstock Resources, Inc., 9.75%, 8/15/26	100,000	99,968
Continental Resources, Inc.,
4.50%, 4/15/23	65,000	65,000
3.80%, 6/01/24	190,000	183,882
4.38%, 1/15/28	210,000	195,888
4.90%, 6/01/44	100,000	86,125

Diamondback Energy, Inc., 3.50%, 12/01/29	15,000	15,022
EQT Corp.,
7.87%, 2/01/25	105,000	115,106
8.75%, 2/01/30	105,000	121,569

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Oil & Gas (Continued)

Hess Corp., 5.60%, 2/15/41	$70,000	$79,736
Montage Resources Corp., 8.87%, 7/15/23	223,000	182,811
Murphy Oil Corp., 6.37%, 12/01/42	100,000	79,500
Occidental Petroleum Corp.,
2.70%, 8/15/22	80,000	77,283
2.70%, 2/15/23	100,000	95,750
2.90%, 8/15/24	790,000	743,548
3.50%, 6/15/25	380,000	358,887
5.55%, 3/15/26	65,000	65,228
3.40%, 4/15/26	20,000	18,100
3.20%, 8/15/26	25,000	22,757
3.00%, 2/15/27	35,000	30,888
8.50%, 7/15/27	90,000	100,224
3.50%, 8/15/29	525,000	466,604
8.87%, 7/15/30	85,000	95,625
4.10%, 2/15/47	5,000	3,925
4.20%, 3/15/48	15,000	12,192
4.40%, 8/15/49	170,000	138,450
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 1/15/25(d)	65,000	66,930
5.25%, 8/15/25(d)	65,000	65,975
5.63%, 10/15/27(d)	230,000	240,925
Range Resources Corp.,
5.00%, 3/15/23	70,000	64,946
9.25%, 2/01/26(d)	50,000	48,250

SM Energy Co., 10.00%, 1/15/25(d)	61,000	56,288
Southwestern Energy Co.,
6.45%, 1/23/25	155,000	143,167
7.50%, 4/01/26	25,000	23,456
7.75%, 10/01/27	15,000	14,105

Transocean Guardian Ltd., 5.88%, 1/15/24(d)	53,040	46,675
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(d)	50,000	29,000
Viper Energy Partners L.P., 5.38%, 11/01/27(d)	10,000	10,503
Whiting Petroleum Corp.,
5.75%, 3/15/21(e)	45,000	7,650
6.62%, 1/15/26(e)	35,000	6,038
WPX Energy, Inc.,
5.25%, 10/15/27	30,000	29,588
5.88%, 6/15/28	95,000	97,316
		5,005,052
	Par(c)	Value
Oil & Gas Services – 0.1%
Transocean Proteus Ltd., 6.25%, 12/01/24(d)	$161,200	$150,722
Packaging & Containers – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(d)	390,000	408,240
Berry Global, Inc., 4.50%, 2/15/26(d)	55,000	56,396
GPC Merger Sub, Inc., 7.13%, 8/15/28(d)	65,000	67,600
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(d)	190,000	182,400
		714,636
Pharmaceuticals – 0.9%
Bausch Health Americas, Inc.,
9.25%, 4/01/26(d)	75,000	84,353
8.50%, 1/31/27(d)	10,000	11,125
Bausch Health Cos., Inc.,
6.13%, 4/15/25(d)	80,000	82,600
9.00%, 12/15/25(d)	195,000	215,475
5.00%, 1/30/28(d)	490,000	492,440
6.25%, 2/15/29(d)	600,000	637,380
7.25%, 5/30/29(d)	50,000	55,000
5.25%, 1/30/30(d)	100,000	102,125
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27(d)	137,000	147,446
6.00%, 6/30/28(d)	210,000	160,125

Herbalife Nutrition Ltd./HLF Financing, Inc., 7.87%, 9/01/25(d)	210,000	228,375
Par Pharmaceutical, Inc., 7.50%, 4/01/27(d)	51,000	54,245
		2,270,689
Pipelines – 1.5%
Buckeye Partners L.P.,
5.85%, 11/15/43	45,000	41,400
5.60%, 10/15/44	60,000	53,700
DCP Midstream Operating L.P.,
5.38%, 7/15/25	50,000	52,651
5.62%, 7/15/27	195,000	202,313
5.13%, 5/15/29	25,000	25,166
Enable Midstream Partners L.P.,
4.40%, 3/15/27	35,000	33,150
4.95%, 5/15/28	65,000	62,524

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Pipelines (Continued)
Energy Transfer Operating L.P.,
(3M USD LIBOR + 4.03%), 6.25%, 2/15/23(i)(j)	$152,000	$108,110
5.00%, 5/15/50	295,000	292,720
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	5,550
5.05%, 4/01/45	5,000	2,700
5.45%, 6/01/47	485,000	273,297
EQM Midstream Partners L.P.,
6.00%, 7/01/25(d)	155,000	164,402
6.50%, 7/01/27(d)	160,000	176,416
5.50%, 7/15/28	25,000	25,920

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	175,000	168,772
Hess Midstream Operations L.P., 5.62%, 2/15/26(d)	704,000	730,252
NGPL PipeCo LLC, 4.88%, 8/15/27(d)	38,000	42,042
NuStar Logistics L.P., 5.62%, 4/28/27	120,000	117,144
Sunoco Logistics Partners Operations L.P., 5.40%, 10/01/47	20,000	20,025
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
6.00%, 3/01/27(d)	90,000	81,765
5.50%, 1/15/28(d)	105,000	93,437
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 5/01/23	113,000	113,757
4.25%, 11/15/23	275,000	277,062
5.87%, 4/15/26	80,000	85,022
5.50%, 3/01/30(d)	45,000	47,475
Western Midstream Operating L.P.,
5.05%, 2/01/30	300,000	303,789
5.45%, 4/01/44	100,000	91,250
5.30%, 3/01/48	10,000	8,933
6.25%, 2/01/50	105,000	103,688
		3,804,432
Real Estate – 0.0%(a)
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 6/15/25(d)	105,000	110,194
	Par(c)	Value
Real Estate Investment Trusts – 1.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 5/15/26(d)	$400,000	$336,028
Iron Mountain, Inc., 4.88%, 9/15/29(d)	565,000	588,589
iStar, Inc., 5.25%, 9/15/22	38,000	38,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.87%, 8/01/21(d)	231,000	229,845
5.25%, 3/15/22(d)	85,000	83,300
5.25%, 10/01/25(d)	215,000	197,800
4.25%, 2/01/27(d)	550,000	464,750

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28	221,000	224,867
Service Properties Trust,
4.35%, 10/01/24	305,000	273,036
4.75%, 10/01/26	65,000	57,200

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.87%, 2/15/25(d)	45,000	47,363
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	60,000	58,200
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 2/15/25(d)	190,000	192,375
3.75%, 2/15/27(d)	65,000	65,487
4.13%, 8/15/30(d)	70,000	70,840
		2,927,680
Retail – 0.7%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28(d)	19,000	19,482
4.75%, 3/01/30(d)	22,000	22,550

AutoNation, Inc., 4.75%, 6/01/30	40,000	46,346
IRB Holding Corp., 6.75%, 2/15/26(d)	40,000	40,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/26(d)	115,000	120,715
L Brands, Inc.,
5.25%, 2/01/28	235,000	218,259
6.88%, 11/01/35	110,000	105,292
6.75%, 7/01/36	65,000	62,732

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Retail (Continued)

Murphy Oil USA, Inc., 4.75%, 9/15/29	$20,000	$21,143
PetSmart, Inc.,
7.12%, 3/15/23(d)	680,000	686,800
8.87%, 6/01/25(d)	160,000	165,600
QVC, Inc.,
4.85%, 4/01/24	5,000	5,261
4.45%, 2/15/25	10,000	10,291

Staples, Inc., 7.50%, 4/15/26(d)	240,000	210,552
Yum! Brands, Inc., 4.75%, 1/15/30(d)	10,000	10,850
		1,746,073
Semiconductors – 0.2%
Broadcom, Inc., 4.30%, 11/15/32(d)	375,000	430,125
Software – 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(d)	95,000	98,472
Camelot Finance S.A., 4.50%, 11/01/26(d)	75,000	77,625
Dun & Bradstreet (The) Corp., 6.87%, 8/15/26(d)	15,000	16,387
MSCI, Inc.,
4.00%, 11/15/29(d)	30,000	32,250
3.63%, 9/01/30(d)	75,000	79,125
PTC, Inc.,
3.62%, 2/15/25(d)	45,000	46,655
4.00%, 2/15/28(d)	65,000	68,273

SS&C Technologies, Inc., 5.50%, 9/30/27(d)	115,000	123,481
		542,268
Telecommunications – 1.0%
CenturyLink, Inc.,
5.80%, 3/15/22	38,000	39,805
5.63%, 4/01/25	50,000	53,375
5.13%, 12/15/26(d)	95,000	99,455
CommScope Technologies LLC,
6.00%, 6/15/25(d)	40,000	40,868
5.00%, 3/15/27(d)	935,000	903,060
CommScope, Inc.,
8.25%, 3/01/27(d)	115,000	124,016
7.12%, 7/01/28(d)	90,000	95,279

Level 3 Financing, Inc., 4.63%, 9/15/27(d)	185,000	194,481
Sprint Capital Corp., 6.87%, 11/15/28	210,000	272,307
		Par(c)	Value
Telecommunications (Continued)
Sprint Corp.,
7.25%, 9/15/21		$198,000	$209,137
7.87%, 9/15/23		20,000	23,200
7.12%, 6/15/24		200,000	233,310
T-Mobile USA, Inc.,
4.00%, 4/15/22		150,000	156,996
4.50%, 2/01/26		55,000	56,650

ViaSat, Inc., 6.50%, 7/15/28(d)		185,000	190,032
			2,691,971
Toys/Games/Hobbies – 0.0%(a)
Mattel, Inc., 5.88%, 12/15/27(d)		30,000	32,556
Trucking & Leasing – 0.1%
Aviation Capital Group LLC, 5.50%, 12/15/24(d)		245,000	250,974
Total Corporate Bonds (Cost $63,957,793)			68,693,330

Foreign Government Inflation-Linked Bonds – 0.8%
Sovereign – 0.8%
Argentina Treasury Bond,
1.10%, 4/17/21	ARS	1,809,000	27,165
1.20%, 3/18/22	ARS	42,118,125	644,574
1.40%, 3/25/23	ARS	42,293,339	617,751
1.50%, 3/25/24	ARS	21,313,347	289,924

Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 5/15/35	BRL	230,000	193,442
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 12/04/20(k)	ARS	16,116,100	239,341
			2,012,197
Total Foreign Government Inflation-Linked Bonds (Cost $1,992,202)			2,012,197

Foreign Issuer Bonds – 60.1%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28(d)		460,000	388,700
9.37%, 5/08/48(d)		200,000	163,770
9.13%, 11/26/49(d)		400,000	329,168
			881,638

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Argentina – 0.4%
Argentine Republic Government International Bond,
7.50%, 4/22/26		$450,000	$193,500
6.87%, 1/26/27		1,090,000	460,525
5.88%, 1/11/28		881,000	370,020

YPF S.A., 6.95%, 7/21/27(d)		120,000	89,700
			1,113,745
Australia – 0.2%
FMG Resources (August 2006) Pty. Ltd., 5.13%, 5/15/24(d)		210,000	224,175
Mineral Resources Ltd., 8.12%, 5/01/27(d)		265,000	292,496
			516,671
Bahrain – 0.7%
Bahrain Government International Bond,
6.75%, 9/20/29		650,000	722,099
5.62%, 9/30/31(d)		600,000	606,000
6.00%, 9/19/44		200,000	197,795
7.50%, 9/20/47		200,000	224,090
			1,749,984
Belgium – 0.2%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 3/01/28(d)		600,000	633,148
Brazil – 5.2%
Andrade Gutierrez International S.A., 9.50%, 12/30/24(d)		245,000	169,053
Banco do Brasil S.A., (10Y US Treasury CMT + 4.40%), 6.25%, 4/15/24(i)(j)		800,000	750,000
Brazil Letras do Tesouro Nacional,
0.00%, 10/01/20(k)	BRL	3,140,000	599,997
0.00%, 4/01/21(k)	BRL	170,000	32,154
0.00%, 7/01/21(k)	BRL	4,660,000	875,778
0.00%, 1/01/22(k)	BRL	6,100,000	1,125,853
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/23	BRL	6,294,000	1,376,006
10.00%, 1/01/25	BRL	8,920,000	2,031,634
10.00%, 1/01/27	BRL	6,424,000	1,485,844
10.00%, 1/01/29	BRL	5,030,000	1,183,788

Brazilian Government International Bond, 3.88%, 6/12/30		400,000	407,604
CSN Islands XII Corp., 7.00%, 9/23/20(i)		100,000	81,500
	Par(c)	Value
Brazil (Continued)

CSN Resources S.A., 7.62%, 4/17/26	$200,000	$197,640
Embraer Netherlands Finance B.V.,
5.05%, 6/15/25	90,000	83,251
5.40%, 2/01/27	45,000	40,967

Globo Comunicacao e Participacoes S.A., 4.87%, 1/22/30(d)	400,000	395,000
Klabin Austria GmbH, 7.00%, 4/03/49(d)	400,000	439,000
MV24 Capital B.V., 6.75%, 6/01/34(d)	195,028	194,542
NBM U.S. Holdings, inc., 7.00%, 5/14/26(d)	200,000	215,800
Petrobras Global Finance B.V.,
5.60%, 1/03/31	1,015,000	1,069,049
6.90%, 3/19/49	90,000	100,170
6.85%, 6/05/15(l)	208,000	220,064

Vale Overseas Ltd., 3.75%, 7/08/30	364,000	390,743
		13,465,437
Canada – 1.4%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(d)	85,000	88,374
4.38%, 1/15/28(d)	600,000	624,078
Bombardier, Inc.,
8.75%, 12/01/21(d)	50,000	50,000
6.00%, 10/15/22(d)	785,000	722,200
6.12%, 1/15/23(d)	360,000	309,600

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 2/15/30(d)	145,000	131,587
Cenovus Energy, Inc.,
3.00%, 8/15/22	45,000	45,447
5.38%, 7/15/25	100,000	100,017
4.25%, 4/15/27	15,000	14,259
5.25%, 6/15/37	10,000	9,170
5.40%, 6/15/47	175,000	157,573
Mattamy Group Corp.,
5.25%, 12/15/27(d)	140,000	145,250
4.63%, 3/01/30(d)	65,000	65,975

MEG Energy Corp., 7.12%, 2/01/27(d)	100,000	89,000
Methanex Corp.,
5.25%, 12/15/29	15,000	14,512
5.65%, 12/01/44	180,000	146,907
Open Text Corp.,
5.87%, 6/01/26(d)	24,000	25,493

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Canada (Continued)
Open Text Corp.,
3.88%, 2/15/28(d)		$115,000	$119,565
Parkland Corp.,
6.00%, 4/01/26(d)		344,000	364,709
5.87%, 7/15/27(d)		80,000	84,800
Seven Generations Energy Ltd.,
6.87%, 6/30/23(d)		27,000	26,611
5.37%, 9/30/25(d)		211,000	196,230
			3,531,357
Chile – 1.4%
AES Gener S.A., (5Y USD Swap Rate + 4.64%), 7.12%, 3/26/79(d)(j)		200,000	203,420
Bonos de la Tesoreria de la Republica en pesos,
4.70%, 9/01/30(d)	CLP	135,000,000	213,335
5.00%, 3/01/35	CLP	435,000,000	718,583
6.00%, 1/01/43	CLP	320,000,000	630,832
Chile Government International Bond,
2.45%, 1/31/31		200,000	214,700
2.55%, 1/27/32		625,000	670,944
3.50%, 1/25/50		200,000	243,600
Empresa de Transporte de Pasajeros Metro S.A.,
3.65%, 5/07/30(d)		300,000	331,875
4.70%, 5/07/50(d)		225,000	281,531

Kenbourne Invest S.A., 6.88%, 11/26/24(d)		200,000	204,124
			3,712,944
China – 2.6%
Agricultural Development Bank of China, 3.75%, 1/25/29	CNY	13,340,000	1,917,001
China Development Bank,
3.23%, 1/10/25	CNY	4,390,000	628,200
3.48%, 1/08/29	CNY	8,990,000	1,270,870

China Evergrande Group, 8.25%, 3/23/22		600,000	570,374
Easy Tactic Ltd., 8.12%, 2/27/23		200,000	185,448
Kaisa Group Holdings Ltd., 8.50%, 6/30/22		400,000	401,742
Prosus N.V., 4.03%, 8/03/50(d)		200,000	208,254
Ronshine China Holdings Ltd., 8.75%, 10/25/22		400,000	420,098
Sunac China Holdings Ltd., 7.88%, 2/15/22		200,000	205,998
		Par(c)	Value
China (Continued)
Tencent Holdings Ltd.,
2.39%, 6/03/30(d)		$230,000	$239,035
3.24%, 6/03/50(d)		400,000	446,236

Yuzhou Group Holdings Co. Ltd., 6.00%, 10/25/23		200,000	197,946
			6,691,202
Colombia – 2.1%
Bancolombia S.A., (5Y US Treasury CMT + 2.94%), 4.63%, 12/18/29(j)		400,000	380,000
Colombian TES,
7.50%, 8/26/26	COP	2,943,000,000	912,623
6.00%, 4/28/28	COP	5,375,000,000	1,509,248
7.75%, 9/18/30	COP	2,140,100,000	652,351
Ecopetrol S.A.,
6.87%, 4/29/30		335,000	403,675
5.87%, 5/28/45		530,000	606,267

Empresas Publicas de Medellin ESP, 4.38%, 2/15/31(d)		200,000	204,500
Geopark Ltd., 5.50%, 1/17/27(d)		200,000	175,002
Grupo Aval Ltd., 4.38%, 2/04/30(d)		200,000	191,700
Millicom International Cellular S.A.,
5.12%, 1/15/28		200,000	209,276
6.25%, 3/25/29(d)		200,000	220,150
			5,464,792
Congo, The Democ. Rep. of – 0.2%
HTA Group Ltd., 7.00%, 12/18/25(d)		455,000	469,596
Costa Rica – 0.1%
Costa Rica Government International Bond, 6.13%, 2/19/31(d)		400,000	362,640
Czech Republic – 1.0%
Czech Republic Government Bond,
2.50%, 8/25/28	CZK	6,570,000	334,213
2.75%, 7/23/29	CZK	8,230,000	431,531
0.95%, 5/15/30	CZK	22,060,000	996,263
2.00%, 10/13/33	CZK	18,340,000	927,091
			2,689,098
Dominican Republic – 0.8%
Dominican Republic International Bond,
5.95%, 1/25/27(d)		550,000	583,550
4.50%, 1/30/30(d)		365,000	353,502

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Dominican Republic (Continued)
Dominican Republic International Bond,
6.40%, 6/05/49(d)		$580,000	$585,800
5.87%, 1/30/60(d)		640,000	611,200
			2,134,052
Ecuador – 0.2%
Ecuador Government International Bond,
7.88%, 3/27/25(d)		200,000	103,500
8.87%, 10/23/27		340,000	172,550
9.50%, 3/27/30(d)		650,000	334,750
			610,800
Egypt – 1.4%
Egypt Government International Bond,
5.75%, 5/29/24(d)		200,000	201,564
7.05%, 1/15/32(d)		635,000	600,634
7.63%, 5/29/32(d)		450,000	439,965
8.50%, 1/31/47		600,000	594,690
8.70%, 3/01/49(d)		250,000	247,286
Egypt Treasury Bill,
0.00%, 10/06/20(k)	EGP	10,475,000	644,669
0.00%, 10/13/20(k)	EGP	4,025,000	246,279
0.00%, 10/20/20(k)	EGP	8,675,000	531,200
0.00%, 12/29/20(k)	EGP	3,900,000	232,763
			3,739,050
El Salvador – 0.2%
El Salvador Government International Bond,
5.88%, 1/30/25		255,000	230,265
6.37%, 1/18/27		225,000	200,025
			430,290
Finland – 0.2%
Nokia OYJ, 4.38%, 6/12/27		449,000	479,307
Germany – 0.2%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(j)		400,000	382,256
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(d)		200,000	212,000
			594,256
Ghana – 0.7%
Ghana Government International Bond,
8.12%, 3/26/32(d)		535,000	499,797
7.88%, 2/11/35(d)		400,000	354,160
8.95%, 3/26/51(d)		400,000	361,200
		Par(c)	Value
Ghana (Continued)

Ghana Treasury Note, 19.75%, 3/08/21	GHS	$220,000	$39,270
Republic of Ghana Government Bonds,
17.50%, 8/17/20	GHS	220,000	38,328
24.50%, 6/21/21	GHS	580,000	108,946
24.75%, 7/19/21	GHS	678,000	127,999
18.25%, 7/25/22	GHS	1,530,000	270,255
			1,799,955
Hungary – 0.7%
Hungary Government Bond,
2.50%, 10/24/24	HUF	171,330,000	621,135
2.75%, 12/22/26	HUF	203,500,000	751,282
3.00%, 8/21/30	HUF	17,860,000	66,266
3.25%, 10/22/31	HUF	123,230,000	467,367
			1,906,050
India – 1.0%
Adani Ports & Special Economic Zone Ltd.,
4.20%, 8/04/27(d)		215,000	215,593
4.37%, 7/03/29(d)		200,000	200,810

Delhi International Airport Ltd., 6.45%, 6/04/29(d)		200,000	196,400
India Government Bond, 8.15%, 6/11/22	INR	107,500,000	1,541,614
Network i2i Ltd., (5Y US Treasury CMT + 4.27%), 5.65%, 1/15/25(i)(j)		400,000	394,500
			2,548,917
Indonesia – 4.3%
Indonesia Asahan Aluminium Persero PT,
6.53%, 11/15/28(d)		400,000	494,025
5.45%, 5/15/30(d)		300,000	354,437
6.76%, 11/15/48(d)		250,000	324,375
5.80%, 5/15/50(d)		200,000	246,113

Indonesia Government International Bond, 4.20%, 10/15/50		300,000	358,506
Indonesia Treasury Bond,
7.00%, 5/15/22	IDR	33,712,000,000	2,394,476
5.63%, 5/15/23	IDR	1,596,000,000	110,576
8.37%, 3/15/24	IDR	9,026,000,000	672,201
8.13%, 5/15/24	IDR	4,600,000,000	340,085
8.37%, 9/15/26	IDR	21,128,000,000	1,595,434
9.00%, 3/15/29	IDR	10,344,000,000	801,870
8.25%, 5/15/29	IDR	656,000,000	49,106
7.50%, 8/15/32	IDR	10,750,000,000	749,888
8.37%, 3/15/34	IDR	15,953,000,000	1,188,935

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Indonesia (Continued)

Minejesa Capital B.V., 5.63%, 8/10/37(d)		$200,000	$213,000
Pertamina Persero PT, 4.15%, 2/25/60(d)		400,000	423,258
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		330,000	368,775
3.80%, 6/23/50(d)		400,000	435,000
			11,120,060
Iraq – 0.2%
Iraq International Bond, 5.80%, 1/15/28		468,750	436,678
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25		150,000	160,965
C&W Senior Financing DAC, 6.88%, 9/15/27(d)		200,000	213,560
			374,525
Israel – 1.2%
Israel Government International Bond, 4.50%, 4/03/20(m)		350,000	511,366
State of Israel, 3.37%, 1/15/50		975,000	1,118,813
Teva Pharmaceutical Finance Netherlands III B.V.,
2.80%, 7/21/23		35,000	33,943
3.15%, 10/01/26		295,000	269,102
4.10%, 10/01/46		1,437,000	1,226,034
			3,159,258
Italy – 0.2%
Intesa Sanpaolo S.p.A., 5.02%, 6/26/24(d)		200,000	210,471
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	73,222
6.00%, 9/30/34		10,000	12,120
7.20%, 7/18/36		39,000	51,227

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(d)(j)		200,000	206,548
			553,588
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 6.88%, 10/17/40(d)	EUR	335,000	367,373
		Par(c)	Value
Jamaica – 0.1%
Jamaica Government International Bond, 8.00%, 3/15/39		$100,000	$131,550
Japan – 0.6%
Japan Treasury Discount Bill,
0.00%, 8/11/20(k)	JPY	4,000,000	37,789
0.00%, 9/10/20(k)	JPY	12,000,000	113,375
0.00%, 9/23/20(k)	JPY	32,000,000	302,345
0.00%, 10/12/20(k)	JPY	36,000,000	340,161
0.00%, 11/10/20(k)	JPY	49,900,000	471,562
0.00%, 1/12/21(k)	JPY	41,800,000	395,169
			1,660,401
Kazakhstan – 0.5%
KazMunayGas National Co. JSC,
5.38%, 4/24/30(d)		380,000	449,335
5.75%, 4/19/47		600,000	749,910
			1,199,245
Kenya – 0.2%
Kenya Government International Bond,
8.00%, 5/22/32(d)		400,000	394,375
8.25%, 2/28/48		200,000	196,404
			590,779
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(d)		200,000	236,074
Lebanon – 0.1%
Lebanon Government International Bond, 8.25%, 5/17/34(n)		1,050,000	168,661
Luxembourg – 0.5%
Altice Financing S.A., 5.00%, 1/15/28(d)		240,000	246,372
Altice France Holding S.A., 10.50%, 5/15/27(d)		200,000	228,750
ArcelorMittal S.A.,
7.25%, 10/15/39		40,000	52,404
7.00%, 3/01/41		165,000	207,099

ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(d)(g)		600,000	613,500
			1,348,125
Macau – 0.2%
Studio City Finance Ltd.,
6.00%, 7/15/25(d)		215,000	218,442
6.50%, 1/15/28(d)		200,000	207,060

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Macau (Continued)

Wynn Macau Ltd., 5.12%, 12/15/29(d)		$200,000	$195,000
			620,502
Malaysia – 1.6%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	3,450,000	845,589
4.18%, 7/15/24	MYR	2,650,000	675,657
3.90%, 11/16/27	MYR	3,375,000	880,855
3.89%, 8/15/29	MYR	2,595,000	677,320
4.50%, 4/15/30	MYR	517,000	141,606
4.23%, 6/30/31	MYR	770,000	206,903
3.84%, 4/15/33	MYR	471,000	121,490
4.89%, 6/08/38	MYR	545,000	155,596

Petronas Capital Ltd., 3.50%, 4/21/30(d)		270,000	307,486
			4,012,502
Mexico – 6.4%
Banco Mercantil del Norte S.A.,
(5Y US Treasury CMT + 5.04%), 6.87%, 7/06/22(d)(i)(j)		400,000	385,000
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(d)(i)(j)		200,000	190,624

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.38%, 4/17/25(d)		150,000	166,283
Cemex S.A.B. de C.V.,
5.70%, 1/11/25		200,000	201,400
7.37%, 6/05/27(d)		200,000	213,222

Industrias Penoles S.A.B. de C.V., 5.65%, 9/12/49(d)		200,000	233,032
Mexican Bonos,
6.50%, 6/09/22	MXN	51,437,000	2,390,564
6.75%, 3/09/23	MXN	1,680,000	79,437
8.00%, 12/07/23	MXN	37,330,000	1,848,888
8.00%, 9/05/24	MXN	14,370,000	721,186
10.00%, 12/05/24	MXN	43,470,000	2,341,950
5.75%, 3/05/26	MXN	18,425,000	851,267
7.50%, 6/03/27	MXN	8,850,000	445,339
8.50%, 5/31/29	MXN	26,897,400	1,443,709
7.75%, 5/29/31	MXN	22,886,500	1,178,138
7.75%, 11/13/42	MXN	10,480,000	525,248
Petroleos Mexicanos,
5.13%, 3/15/23	EUR	125,000	147,006
6.49%, 1/23/27(d)		200,000	191,000
6.50%, 3/13/27		235,000	223,838
5.35%, 2/12/28		630,000	552,825
		Par(c)	Value
Mexico (Continued)
Petroleos Mexicanos,
6.50%, 1/23/29		$135,000	$124,727
5.95%, 1/28/31(d)		1,100,000	946,000
6.62%, 6/15/35		215,000	183,696
6.38%, 1/23/45		390,000	310,011
7.69%, 1/23/50		425,000	373,702

Unifin Financiera S.A.B. de C.V., 7.25%, 9/27/23(d)		200,000	159,502
			16,427,594
Mongolia – 0.1%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)		200,000	202,007
Netherlands – 0.3%
Ziggo B.V.,
5.50%, 1/15/27(d)		472,000	497,960
4.88%, 1/15/30(d)		200,000	212,560
			710,520
Nigeria – 0.6%
IHS Netherlands Holdco B.V., 7.13%, 3/18/25(d)		200,000	202,540
Nigeria Government International Bond,
7.87%, 2/16/32		200,000	193,763
7.70%, 2/23/38(d)		925,000	861,388
7.62%, 11/28/47		300,000	275,549
			1,533,240
Norway – 1.1%
Aker BP ASA, 5.87%, 3/31/25(d)		410,000	431,072
Norway Government Bond,
3.75%, 5/25/21(d)	NOK	1,858,000	210,299
2.00%, 5/24/23(d)	NOK	7,037,000	813,561
3.00%, 3/14/24(d)	NOK	5,918,000	716,359
1.75%, 3/13/25(d)	NOK	2,002,000	235,207
1.50%, 2/19/26(d)	NOK	1,186,000	139,034

Norway Treasury Bill, 0.00%, 9/16/20(d)(k)	NOK	2,647,000	290,754
			2,836,286
Panama – 0.8%
Aeropuerto Internacional de Tocumen S.A., 6.00%, 11/18/48(d)		199,116	220,204
Global Bank Corp., (3M USD LIBOR + 3.30%), 5.25%, 4/16/29(d)(j)		250,000	256,250

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Panama (Continued)
Panama Government International Bond,
3.16%, 1/23/30		$900,000	$1,008,000
4.50%, 4/01/56		400,000	540,000
			2,024,454
Paraguay – 0.2%
Paraguay Government International Bond, 5.60%, 3/13/48		300,000	386,250
Peru – 1.1%
Banco de Credito del Peru, (5Y US Treasury CMT + 3.00%), 3.13%, 7/01/30(d)(j)		110,000	109,120
Nexa Resources S.A.,
5.37%, 5/04/27		200,000	207,600
6.50%, 1/18/28(d)		200,000	216,704
Peru Government Bond,
6.15%, 8/12/32(d)	PEN	3,610,000	1,213,342
5.40%, 8/12/34(d)	PEN	70,000	21,635
Peruvian Government International Bond,
2.78%, 1/23/31		340,000	378,590
6.90%, 8/12/37	PEN	2,271,000	795,787
			2,942,778
Poland – 1.7%
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	650,000	180,197
2.50%, 7/25/26	PLN	3,070,000	898,611
2.50%, 7/25/27	PLN	2,914,000	856,599
2.75%, 10/25/29	PLN	7,929,000	2,407,597
			4,343,004
Qatar – 0.9%
Qatar Government International Bond,
3.75%, 4/16/30(d)		1,425,000	1,674,546
4.40%, 4/16/50(d)		400,000	543,000
			2,217,546
Romania – 1.4%
Romania Government Bond,
4.25%, 6/28/23	RON	2,830,000	704,734
3.25%, 4/29/24	RON	2,080,000	501,529
5.00%, 2/12/29	RON	3,050,000	798,753
3.65%, 9/24/31	RON	1,680,000	387,304
Romanian Government International Bond,
3.00%, 2/14/31(d)		220,000	223,850
		Par(c)	Value
Romania (Continued)
Romanian Government International Bond,
4.62%, 4/03/49	EUR	$75,000	$106,120
4.00%, 2/14/51(d)		836,000	876,001
			3,598,291
Russia – 1.9%
Russian Federal Bond - OFZ,
6.50%, 2/28/24	RUB	43,924,000	624,653
7.10%, 10/16/24	RUB	80,200,000	1,170,596
7.75%, 9/16/26	RUB	67,817,000	1,032,057
7.05%, 1/19/28	RUB	50,100,000	735,543
6.90%, 5/23/29	RUB	45,121,000	655,355
8.50%, 9/17/31	RUB	35,600,000	580,734
7.70%, 3/23/33	RUB	11,250,000	173,493
			4,972,431
Saudi Arabia – 1.1%
Saudi Government International Bond,
2.50%, 2/03/27		200,000	210,673
3.25%, 10/22/30(d)		400,000	442,288
2.75%, 2/03/32(d)		850,000	904,366
3.75%, 1/21/55(d)		1,025,000	1,180,646
			2,737,973
South Africa – 2.6%
Eskom Holdings SOC Ltd.,
6.75%, 8/06/23		400,000	385,535
7.13%, 2/11/25		600,000	574,729
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	29,900,000	1,616,651
7.00%, 2/28/31	ZAR	11,100,000	534,231
8.25%, 3/31/32	ZAR	15,200,000	773,652
8.87%, 2/28/35	ZAR	5,800,000	290,204
8.50%, 1/31/37	ZAR	20,375,409	955,181
8.75%, 1/31/44	ZAR	14,438,898	657,376
8.75%, 2/28/48	ZAR	7,804,591	353,390

Republic of South Africa Government International Bond, 5.75%, 9/30/49		550,000	488,521
			6,629,470
South Korea – 2.2%
Korea Treasury Bond, 1.38%, 12/10/29	KRW	6,654,400,000	5,629,956
Sri Lanka – 0.3%
Sri Lanka Government International Bond,
6.25%, 7/27/21		200,000	183,000
5.75%, 4/18/23(d)		425,000	340,012

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Sri Lanka (Continued)
Sri Lanka Government International Bond,
6.75%, 4/18/28		$200,000	$148,995
7.55%, 3/28/30(d)		200,000	147,000
			819,007
Thailand – 1.8%
Thailand Government Bond,
2.88%, 12/17/28	THB	44,200,000	1,610,410
3.40%, 6/17/36	THB	13,400,000	535,412
3.30%, 6/17/38	THB	61,968,000	2,447,687
			4,593,509
Turkey – 1.0%
Turkey Government Bond, 9.50%, 1/12/22	TRY	3,591,562	504,100
Turkey Government International Bond,
4.88%, 10/09/26		305,000	271,279
5.12%, 2/17/28		200,000	176,660
6.12%, 10/24/28		200,000	186,867
5.25%, 3/13/30		1,368,000	1,176,625
5.75%, 5/11/47		400,000	316,544
			2,632,075
Ukraine – 1.1%
Metinvest B.V., 7.75%, 10/17/29(d)		200,000	184,400
Ukraine Government International Bond,
14.50%, 8/19/20(d)	UAH	3,500,000	127,573
17.25%, 9/30/20(d)	UAH	4,894,000	179,294
16.75%, 6/02/21(d)	UAH	10,229,000	383,482
16.42%, 11/17/21(d)	UAH	3,267,000	125,788
7.75%, 9/01/22		350,000	365,256
7.75%, 9/01/26		340,000	348,935
7.75%, 9/01/27		300,000	307,392
4.38%, 1/27/30	EUR	325,000	322,743
7.37%, 9/25/32		205,000	202,065
0.01%, 5/31/40(o)		241,000	212,791
			2,759,719
United Arab Emirates – 0.8%
Abu Dhabi Government International Bond,
2.50%, 9/30/29(d)		225,000	242,882
3.13%, 4/16/30(d)		450,000	506,803
3.12%, 9/30/49(d)		875,000	979,650
		Par(c)	Value
United Arab Emirates (Continued)

DP World PLC, 4.70%, 9/30/49(d)		$250,000	$275,313
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(d)		184,000	69,920
			2,074,568
United Kingdom – 0.4%
Ardonagh Midco 2 PLC, 11.50%, 1/15/27(d)		200,000	195,000
Ashtead Capital, Inc., 4.12%, 8/15/25(d)		200,000	206,000
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(d)		200,000	205,060
Virgin Media Finance PLC, 5.00%, 7/15/30(d)		235,000	245,537
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(d)		230,000	250,700
			1,102,297
Uruguay – 0.4%
Uruguay Government International Bond,
4.38%, 1/23/31		65,000	79,544
4.97%, 4/20/55		545,000	756,869
Uruguay Monetary Regulation Bill,
0.00%, 1/22/21(k)	UYU	6,822,000	155,296
0.00%, 5/07/21(k)	UYU	5,607,000	124,211
			1,115,920
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29(d)		250,000	250,783
Zambia – 0.6%
First Quantum Minerals Ltd.,
7.25%, 4/01/23(d)		430,000	431,913
7.50%, 4/01/25(d)		200,000	202,000
6.87%, 3/01/26(d)		800,000	802,160
			1,436,073
Total Foreign Issuer Bonds (Cost $153,400,150)			155,480,001

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Number of Shares	Value
Warrants – 0.0%(a)
Oil & Gas – 0.0%(a)
Mcdermott International Ltd. (p)*		8,166	$6,000
Total Warrants (Cost $6,000)			6,000

Investment Companies – 1.8%
iShares iBoxx High Yield Corporate Bond ETF (Germany)	EUR	54,548	4,657,854
Total Investment Companies (Cost $4,381,095)			4,657,854

Short-Term Investments – 5.3%
Money Market Fund – 4.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(q)		10,425,422	10,425,422
	Number of Shares	Value
U.S. Treasury Bills – 1.0%
U.S. Treasury Bill, 0.13%, 10/15/20(o)	2,530,000	$2,529,474
U.S. Government Agencies – 0.3%
Federal Home Loan Bank Discount Notes 0.00%, 8/03/20(k)	880,000	880,000
Total Short-Term Investments (Cost $13,834,710)		13,834,896
Total Investments – 96.6% (Cost $242,760,181)		249,769,006
Other Assets less Liabilities – 3.4%(r)		8,687,281
NET ASSETS – 100.0%		$258,456,287

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $5.85 is based on a pricing model which utilizes projected earnings along with discounted multiples. During the fiscal period, the Fund acquired $11,302 of this asset.
(c)	Par value is in USD unless otherwise indicated.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(f)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2020.
(g)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(h)	Restricted security that has been deemed illiquid. At July 31, 2020, the value of these restricted illiquid securities amounted to $100 or 0.00% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
Bruin E&P Partners LLC, 8.87%, 8/1/23	11/16/18-10/22/19	$ 176,823
(i)	Perpetual bond. Maturity date represents next call date.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2020 is disclosed.
(k)	Zero coupon bond.
(l)	Century bond maturing in 2115.
(m)	Century bond maturing in 2120.
(n)	Issuer has defaulted on terms of debt obligation.
(o)	Discount rate at the time of purchase.
(p)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $0.73 is based on a pricing model which utilizes projected earnings along with discounted multiples. During the fiscal period, the Fund acquired $6,000 of this asset.
(q)	7-day current yield as of July 31, 2020 is disclosed.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(r)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:
3M	3 Month
5Y	5 Year
10Y	10 Year
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Kroner
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UAH	Ukraine Hryvna
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand
Concentration by Currency (%)
U.S. Dollar	55.9
All other currencies less than 5%	44.1
Total	100.0
Sector Diversification (%)
Foreign Issuer Bonds	60.1
Corporate Bonds	26.6
Short-Term Investments	5.3
All other sectors less than 5%	8.0
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/07/20	U.S. Dollars	1,357,149	Mexican Pesos	28,320,000	HSBC	$95,842
09/30/20	Japanese Yen	225,500,000	U.S. Dollars	2,075,281	HSBC	56,671
09/09/20	Czech Republic Koruna	14,864,556	U.S. Dollars	622,000	Bank of America	45,296
10/16/20	U.S. Dollars	460,332	Mexican Pesos	9,398,000	Citibank	42,217
10/15/20	U.S. Dollars	498,160	Mexican Pesos	10,264,000	Citibank	41,462
10/01/20	Polish Zloty	2,710,065	U.S. Dollars	685,000	JPMorgan Chase	38,910
09/09/20	Czech Republic Koruna	14,717,062	U.S. Dollars	626,000	BNP	34,675
08/04/20	U.S. Dollars	257,595	Brazilian Reals	1,163,300	JPMorgan Chase	34,634
10/13/20	U.S. Dollars	337,215	Mexican Pesos	6,973,000	Citibank	26,876
08/13/20	Swedish Kronor	9,222,000	Euro	869,380	Deutsche Bank	26,080
08/11/20	Romanian Leu	1,125,000	U.S. Dollars	249,413	Barclays	24,627
09/30/20	Euro	850,000	Japanese Yen	103,841,100	Citibank	20,856
09/09/20	Czech Republic Koruna	7,292,750	U.S. Dollars	310,000	JPMorgan Chase	17,384
08/27/20	Japanese Yen	54,060,400	U.S. Dollars	493,578	JPMorgan Chase	17,278
10/01/20	Polish Zloty	1,235,880	U.S. Dollars	313,000	Citibank	17,127
10/30/20	Japanese Yen	159,249,500	U.S. Dollars	1,490,002	Deutsche Bank	16,119
10/08/20	U.S. Dollars	135,150	Mexican Pesos	2,785,000	Citibank	11,127
08/27/20	U.S. Dollars	379,074	Indian Rupees	27,679,000	Standard Chartered Bank	10,747
10/09/20	U.S. Dollars	101,374	Mexican Pesos	2,092,000	Citibank	8,223
09/16/20	Swedish Kronor	4,791,000	Euro	456,036	Deutsche Bank	8,188
10/27/20	Hungarian Forints	117,448,248	U.S. Dollars	394,000	BNP	7,504
09/08/20	Japanese Yen	59,383,740	U.S. Dollars	555,040	HSBC	6,213
03/11/21	U.S. Dollars	413,236	Mexican Pesos	9,306,000	Citibank	5,983
09/01/20	Chinese Offshore Yuan	2,052,050	U.S. Dollars	287,000	Bank of America	5,952
09/02/20	U.S. Dollars	607,385	Brazilian Reals	3,143,400	JPMorgan Chase	5,679
10/16/20	U.S. Dollars	602,067	Russian Rubles	44,693,750	JPMorgan Chase	5,366
09/25/20	U.S. Dollars	4,147,987	South Korean Won	4,950,000,000	Standard Chartered Bank	4,688
09/29/20	Hungarian Forints	63,280,000	U.S. Dollars	212,262	BNP	4,095
10/02/20	U.S. Dollars	396,797	Brazilian Reals	2,056,400	Citibank	3,495
09/15/20	Swedish Kronor	2,271,000	Euro	216,500	Deutsche Bank	3,492
08/31/20	Mexican Pesos	10,490,000	U.S. Dollars	466,481	Citibank	2,925
08/31/20	U.S. Dollars	624,614	Japanese Yen	65,814,000	Citibank	2,659
08/28/20	U.S. Dollars	89,732	Indian Rupees	6,581,000	Standard Chartered Bank	2,172
10/02/20	U.S. Dollars	476,790	Brazilian Reals	2,486,700	JPMorgan Chase	1,190
09/01/20	Chinese Offshore Yuan	2,085,075	U.S. Dollars	296,850	Standard Chartered Bank	816
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
10/06/20	U.S. Dollars	440,000	Brazilian Reals	2,296,580	Barclays	$806
09/09/20	Japanese Yen	23,272,620	U.S. Dollars	219,220	HSBC	740
10/28/20	Philippine Pesos	26,195,250	U.S. Dollars	530,000	JPMorgan Chase	587
10/29/20	U.S. Dollars	820,002	South Korean Won	979,000,000	HSBC	446
10/01/20	U.S. Dollars	726,000	Polish Zloty	2,716,319	Standard Chartered Bank	420
08/17/20	Swedish Kronor	757,000	Euro	72,848	Deutsche Bank	389
10/15/20	Swedish Kronor	757,000	Euro	72,810	Deutsche Bank	376
12/15/20	Swedish Kronor	757,000	Euro	72,774	Deutsche Bank	358
Total Unrealized Appreciation						$660,690

10/27/20	U.S. Dollars	543,299	Colombian Pesos	2,041,711,600	Citibank	$(74)
09/18/20	U.S. Dollars	293,000	Colombian Pesos	1,101,387,000	JPMorgan Chase	(925)
10/13/20	Japanese Yen	21,677,503	Australian Dollars	290,010	JPMorgan Chase	(2,274)
10/06/20	U.S. Dollars	147,000	Brazilian Reals	783,069	Bank of America	(2,753)
08/04/20	Brazilian Reals	2,056,400	U.S. Dollars	397,602	Citibank	(3,467)
09/09/20	U.S. Dollars	216,447	Japanese Yen	23,272,620	HSBC	(3,512)
08/18/20	U.S. Dollars	38,884	Euro	35,984	Deutsche Bank	(3,520)
01/19/21	U.S. Dollars	370,779	South Korean Won	446,900,000	HSBC	(3,579)
08/31/20	Japanese Yen	42,303,416	Euro	342,449	Citibank	(3,885)
10/30/20	Japanese Yen	42,320,367	Euro	342,450	Citibank	(3,927)
10/13/20	Norwegian Kroner	9,512,600	Euro	889,597	JPMorgan Chase	(4,184)
08/27/20	U.S. Dollars	505,824	Japanese Yen	54,060,400	JPMorgan Chase	(5,031)
08/04/20	Brazilian Reals	3,143,400	U.S. Dollars	608,008	JPMorgan Chase	(5,536)
09/18/20	Colombian Pesos	1,101,387,000	U.S. Dollars	299,660	Barclays	(5,735)
08/11/20	U.S. Dollars	747,250	South African Rand	5,536,958	Bank of America	(6,026)
10/14/20	Japanese Yen	58,311,240	Australian Dollars	780,000	JPMorgan Chase	(6,034)
12/03/20	U.S. Dollars	215,245	South Korean Won	266,000,000	HSBC	(7,494)
09/21/20	Norwegian Kroner	8,594,500	U.S. Dollars	952,581	JPMorgan Chase	(8,124)
08/04/20	U.S. Dollars	370,958	Brazilian Reals	1,980,100	JPMorgan Chase	(8,553)
10/02/20	U.S. Dollars	323,072	Brazilian Reals	1,734,800	JPMorgan Chase	(8,722)
08/27/20	U.S. Dollars	442,729	Indian Rupees	33,926,324	JPMorgan Chase	(8,731)
09/08/20	U.S. Dollars	552,289	Japanese Yen	59,383,740	HSBC	(8,965)
08/04/20	U.S. Dollars	384,065	Brazilian Reals	2,056,400	Citibank	(10,070)
08/31/20	U.S. Dollars	861,124	Mexican Pesos	19,470,000	Citibank	(10,119)
08/11/20	South African Rand	15,466,972	U.S. Dollars	913,924	BNP	(10,211)
10/27/20	Colombian Pesos	2,041,711,600	U.S. Dollars	554,000	Barclays	(10,627)
09/30/20	U.S. Dollars	2,120,314	Japanese Yen	225,500,000	HSBC	(11,637)
08/27/20	U.S. Dollars	652,148	Indian Rupees	49,948,000	Deutsche Bank	(12,514)
08/13/20	Turkish Lira	3,326,228	U.S. Dollars	483,000	Barclays	(12,638)
10/08/20	U.S. Dollars	106,352	Mexican Pesos	2,714,000	Citibank	(14,509)
08/31/20	Japanese Yen	65,814,000	U.S. Dollars	636,810	Citibank	(14,855)
09/01/20	U.S. Dollars	575,000	Chinese Offshore Yuan	4,137,125	Standard Chartered Bank	(15,618)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
09/29/20	U.S. Dollars	200,000	Hungarian Forints	63,280,000	Barclays	$(16,357)
11/04/20	U.S. Dollars	376,607	Brazilian Reals	2,062,600	Citibank	(17,528)
11/23/20	U.S. Dollars	277,525	Euro	252,500	Bank of America	(20,661)
08/11/20	U.S. Dollars	250,996	Romanian Leu	1,125,000	Citibank	(23,044)
10/02/20	Japanese Yen	80,482,264	Euro	665,700	JPMorgan Chase	(24,324)
10/16/20	Russian Rubles	44,693,750	U.S. Dollars	625,000	Barclays	(28,299)
08/25/20	Japanese Yen	128,936,024	Australian Dollars	1,747,000	JPMorgan Chase	(29,892)
10/16/20	U.S. Dollars	921,299	Euro	806,283	Deutsche Bank	(30,044)
10/30/20	U.S. Dollars	1,465,927	Japanese Yen	159,249,500	Deutsche Bank	(40,194)
09/14/20	Japanese Yen	40,313,035	Australian Dollars	595,000	HSBC	(44,128)
08/24/20	Japanese Yen	77,972,429	Australian Dollars	1,098,534	Citibank	(48,133)
09/14/20	Japanese Yen	69,317,058	Australian Dollars	989,990	JPMorgan Chase	(52,228)
09/30/20	Japanese Yen	136,664,451	Euro	1,141,501	Citibank	(54,368)
11/09/20	Swiss Francs	2,176,000	Euro	2,068,441	Citibank	(55,506)
09/17/20	Japanese Yen	169,286,777	Australian Dollars	2,321,000	HSBC	(58,353)
08/24/20	Japanese Yen	124,412,605	Australian Dollars	1,747,000	JPMorgan Chase	(72,644)
08/11/20	U.S. Dollars	715,266	South African Rand	13,560,000	Citibank	(77,026)
09/21/20	U.S. Dollars	841,217	Norwegian Kroner	8,594,500	JPMorgan Chase	(103,241)
10/06/20	U.S. Dollars	1,538,929	Mexican Pesos	37,970,000	HSBC	(152,367)
11/09/20	Japanese Yen	327,883,800	Euro	2,830,000	Deutsche Bank	(239,296)
Total Unrealized Depreciation						$(1,421,482)
Net Unrealized Depreciation						$(760,792)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$208,080	$—	$11,302	$219,382
Convertible Preferred Stocks	1,778,411	—	—	1,778,411
Convertible Bonds	—	3,086,935	—	3,086,935
Corporate Bonds	—	68,693,330	—	68,693,330
Foreign Government Inflation-Linked Bonds	—	2,012,197	—	2,012,197
Foreign Issuer Bonds	—	155,480,001	—	155,480,001
Warrants	—	—	6,000	6,000
Investment Companies	4,657,854	—	—	4,657,854
Short-Term Investments	10,425,422	3,409,474	—	13,834,896
Total Investments	$17,069,767	$232,681,937	$17,302	$249,769,006

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$660,690	$—	$660,690
Total Assets - Derivative Financial Instruments	$—	$660,690	$—	$660,690
Liabilities:
Forward foreign currency exchange contracts	$—	$(1,421,482)	$—	$(1,421,482)
Total Liabilities - Derivative Financial Instruments	$—	$(1,421,482)	$—	$(1,421,482)
Net Derivative Financial Instruments	$—	$(760,792)	$—	$(760,792)
Investments classified within Level 3 of the fair value hierarchy are valued by the Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar Unconstrained Allocation Fund
	Par(a)	Value
Asset-Backed Securities – 0.1%
Commercial Mortgage-Backed Securities – 0.1%
Benchmark Mortgage Trust, Series 2020-B17, Class A2, 2.21%, 3/15/53	$45,000	$46,241
Whole Loan – 0.0%(b)
STACR Trust, Series 2018-HRP1, Class M2, (1M USD LIBOR + 1.65%), 1.82%, 4/25/43(c)(d)	33,700	33,304
Total Asset-Backed Securities (Cost $79,029)		79,545

	Number of Shares
Common Stocks – 16.4%
Advertising – 0.9%
Omnicom Group, Inc.	26,753	1,437,439
Apparel – 0.7%
Tapestry, Inc.	88,645	1,184,297
Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V. (Belgium)	15,992	868,416
Commercial Services – 2.7%
Atlantia S.p.A. (Italy)*	27,499	440,566
Bureau Veritas S.A. (France)*	51,021	1,122,452
H&R Block, Inc.	105,100	1,523,950
Nielsen Holdings PLC	103,375	1,491,701
		4,578,669
Computers – 1.0%
Cognizant Technology Solutions Corp., Class A	25,098	1,714,695
Engineering & Construction – 0.5%
Ferrovial S.A. (Spain)	30,948	757,823
Entertainment – 0.8%
International Game Technology PLC	137,118	1,351,984
Environmental Control – 0.9%
Stericycle, Inc.*	26,355	1,592,764
Gas – 0.3%
National Grid PLC (United Kingdom)	44,678	524,157
	Number of Shares	Value
Healthcare - Products – 1.4%
Henry Schein, Inc.*	14,903	$1,024,283
Medtronic PLC	13,726	1,324,285
		2,348,568
Healthcare - Services – 1.5%
Fresenius Medical Care A.G. & Co. KGaA (Germany)*	16,803	1,480,380
MEDNAX, Inc.*	54,988	1,098,660
		2,579,040
Internet – 0.1%
Booking Holdings, Inc.*	143	237,685
Pharmaceuticals – 0.8%
CVS Health Corp.	22,632	1,424,458
Semiconductors – 0.6%
Intel Corp.	12,080	576,578
IPG Photonics Corp.*	1,996	357,304
		933,882
Software – 0.7%
Oracle Corp.	19,914	1,104,231
Telecommunications – 1.5%
Cisco Systems, Inc.	24,575	1,157,482
SES S.A. (France)	198,843	1,406,544
		2,564,026
Transportation – 1.1%
CSX Corp.	12,274	875,627
Norfolk Southern Corp.	4,711	905,502
		1,781,129
Water – 0.4%
United Utilities Group PLC (United Kingdom)	50,449	591,643
Total Common Stocks (Cost $24,933,298)		27,574,906

	Par(a)
Corporate Bonds – 2.8%
Aerospace/Defense – 0.2%
Boeing (The) Co.,
5.71%, 5/01/40	$50,000	56,731
5.80%, 5/01/50	90,000	105,710
3.95%, 8/01/59	60,000	56,163
5.93%, 5/01/60	55,000	66,004

General Dynamics Corp., 4.25%, 4/01/40	20,000	26,486

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Par(a)	Value
Aerospace/Defense (Continued)
Northrop Grumman Corp.,
5.15%, 5/01/40	$10,000	$14,285
5.25%, 5/01/50	10,000	15,195
		340,574
Airlines – 0.2%
Delta Air Lines, Inc.,
7.00%, 5/01/25(c)	65,000	69,414
7.37%, 1/15/26	70,000	69,393
3.75%, 10/28/29	35,000	28,538

Southwest Airlines Co., 5.13%, 6/15/27	210,000	220,741
		388,086
Apparel – 0.0%(b)
NIKE, Inc., 3.38%, 3/27/50	10,000	12,142
Auto Manufacturers – 0.2%
General Motors Co.,
6.80%, 10/01/27	55,000	66,973
6.25%, 10/02/43	115,000	136,968

Toyota Motor Credit Corp., 3.37%, 4/01/30	25,000	29,669
		233,610
Banks – 0.5%
Bank of America Corp., (3M USD LIBOR + 3.15%), 4.08%, 3/20/51(e)	300,000	389,636
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 4/22/51(e)	55,000	62,364
Wells Fargo & Co.,
(3M USD LIBOR + 3.77%), 4.48%, 4/04/31(e)	185,000	227,185
(3M USD LIBOR + 4.24%), 5.01%, 4/04/51(e)	125,000	178,648
		857,833
Biotechnology – 0.1%
Amgen, Inc.,
3.15%, 2/21/40	110,000	124,208
3.38%, 2/21/50	65,000	76,233
		200,441
Chemicals – 0.0%(b)
LYB International Finance III LLC, 4.20%, 5/01/50	50,000	57,306
Computers – 0.2%
Apple, Inc., 2.65%, 5/11/50	60,000	66,211
	Par(a)	Value
Computers (Continued)
Hewlett Packard Enterprise Co.,
6.20%, 10/15/35	$10,000	$12,636
6.35%, 10/15/45	220,000	281,184
		360,031
Electric – 0.1%
Consolidated Edison Co. of New York, Inc., 3.95%, 4/01/50	25,000	32,179
Exelon Corp.,
4.05%, 4/15/30	20,000	23,993
4.70%, 4/15/50	25,000	34,556
		90,728
Insurance – 0.2%
American International Group, Inc., 4.50%, 7/16/44	65,000	80,206
Metropolitan Life Global Funding I, (SOFR + 0.57%), 0.67%, 1/13/23(c)(d)	150,000	149,711
New York Life Insurance Co., 3.75%, 5/15/50(c)	25,000	30,397
Prudential Financial, Inc., 4.35%, 2/25/50	15,000	19,519
		279,833
Media – 0.0%(b)
Walt Disney (The) Co.,
4.63%, 3/23/40	10,000	13,085
4.70%, 3/23/50	25,000	34,501
		47,586
Miscellaneous Manufacturing – 0.2%
3M Co., 3.70%, 4/15/50	35,000	45,889
General Electric Co., 4.35%, 5/01/50	280,000	290,397
		336,286
Oil & Gas – 0.3%
Apache Corp.,
4.75%, 4/15/43	100,000	95,250
4.25%, 1/15/44	15,000	13,428
5.35%, 7/01/49	15,000	14,475

Exxon Mobil Corp., 3.45%, 4/15/51	140,000	165,509
Hess Corp.,
5.60%, 2/15/41	45,000	51,259
5.80%, 4/01/47	20,000	23,368
Occidental Petroleum Corp.,
6.20%, 3/15/40	30,000	29,100

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
		Par(a)	Value
Oil & Gas (Continued)
Occidental Petroleum Corp.,
6.60%, 3/15/46		$15,000	$14,641
4.40%, 4/15/46		50,000	40,735
4.20%, 3/15/48		55,000	44,704
4.40%, 8/15/49		25,000	20,360
			512,829
Retail – 0.0%(b)
McDonald's Corp.,
3.60%, 7/01/30		10,000	11,728
3.62%, 9/01/49		15,000	17,796
4.20%, 4/01/50		20,000	25,553
			55,077
Semiconductors – 0.1%
Intel Corp.,
4.75%, 3/25/50		55,000	79,764
4.95%, 3/25/60		20,000	30,715
NVIDIA Corp.,
3.50%, 4/01/40		25,000	30,029
3.50%, 4/01/50		40,000	47,907
			188,415
Software – 0.3%
Oracle Corp.,
3.60%, 4/01/50		185,000	221,395
3.85%, 4/01/60		165,000	207,088
			428,483
Transportation – 0.2%
Burlington Northern Santa Fe LLC, 4.70%, 9/01/45		10,000	14,250
FedEx Corp., 5.25%, 5/15/50		175,000	234,437
United Parcel Service, Inc.,
5.20%, 4/01/40		10,000	14,555
5.30%, 4/01/50		30,000	45,712
			308,954
Total Corporate Bonds (Cost $4,115,701)			4,698,214

Foreign Issuer Bonds – 5.6%
Australia – 0.5%
Australia Government Bond, 5.75%, 7/15/22	AUD	535,000	422,913
New South Wales Treasury Corp., 4.00%, 4/08/21	AUD	125,000	91,606
		Par(a)	Value
Australia (Continued)
Queensland Treasury Corp., 5.50%, 6/21/21	AUD	$250,000	$186,849
Western Australian Treasury Corp., 7.00%, 7/15/21	AUD	245,000	186,186
			887,554
Belgium – 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
4.50%, 6/01/50		205,000	259,151
4.60%, 6/01/60		55,000	70,562
			329,713
Brazil – 0.5%
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/23	BRL	1,330,000	290,767
10.00%, 1/01/27	BRL	1,950,000	451,050

Petrobras Global Finance B.V., 6.75%, 6/03/50		140,000	152,320
			894,137
Canada – 0.2%
Bank of Montreal, (SOFR + 0.68%), 0.78%, 3/10/23(d)		195,000	195,103
Canadian Imperial Bank of Commerce, (SOFR + 0.80%), 0.90%, 3/17/23(d)		205,000	205,509
			400,612
Colombia – 0.6%
Colombian TES,
6.25%, 11/26/25	COP	1,138,000,000	335,968
6.00%, 4/28/28	COP	2,070,000,000	581,236
			917,204
France – 0.1%
Total Capital International S.A., 3.13%, 5/29/50		110,000	123,854
Indonesia – 0.5%
Indonesia Treasury Bond, 9.00%, 3/15/29	IDR	9,900,000,000	767,451
Malaysia – 0.6%
Malaysia Government Bond,
3.88%, 3/10/22	MYR	2,940,000	715,992
3.90%, 11/16/27	MYR	1,000,000	260,994
			976,986
Mexico – 1.6%
Mexican Bonos,
8.50%, 5/31/29	MXN	10,210,000	548,019
7.75%, 11/23/34	MXN	3,360,000	173,231

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
		Par(a)	Value
Mexico (Continued)
Mexican Bonos,
8.50%, 11/18/38	MXN	$11,500,000	$624,188
7.75%, 11/13/42	MXN	14,300,000	716,703
8.00%, 11/07/47	MXN	4,460,000	228,371
Petroleos Mexicanos,
6.75%, 9/21/47		60,000	48,750
7.69%, 1/23/50(c)		310,000	272,583
			2,611,845
Poland – 0.1%
Republic of Poland Government Bond,
5.25%, 10/25/20	PLN	360,000	97,282
2.00%, 4/25/21	PLN	426,000	115,417
			212,699
Russia – 0.0%(b)
Russian Federal Bond - OFZ, 7.65%, 4/10/30	RUB	4,400,000	67,128
South Africa – 0.4%
Republic of South Africa Government Bond,
6.50%, 2/28/41	ZAR	7,900,000	293,509
8.75%, 2/28/48	ZAR	8,200,000	371,294
			664,803
Spain – 0.3%
Spain Government Bond, 1.00%, 10/31/50(c)	EUR	400,000	455,608
Total Foreign Issuer Bonds (Cost $8,999,550)			9,309,594

U.S. Government Obligations – 4.0%
U.S. Treasury Floating Rate Notes – 4.0%
(3M US Treasury MMY + 0.22%), 0.32%, 7/31/21(d)		465,000	465,876
(3M US Treasury MMY + 0.30%), 0.40%, 10/31/21(d)		1,830,000	1,836,064
(3M US Treasury MMY + 0.15%), 0.26%, 1/31/22(d)		3,295,000	3,300,376
(3M US Treasury MMY + 0.11%), 0.21%, 4/30/22(d)		1,175,000	1,176,298
			6,778,614
Total U.S. Government Obligations (Cost $6,768,427)			6,778,614

		Number of Shares	Value
Investment Companies – 64.9%
Invesco KBW Bank ETF		135,102	$5,181,162
iShares Broad USD High Yield Corporate Bond ETF		86,625	3,467,599
iShares Core DAX UCITS ETF DE (Germany)*	EUR	54,318	6,705,512
iShares Global Energy ETF		445,787	8,389,711
iShares MSCI Europe Financials ETF		340,671	4,912,476
iShares MSCI Mexico ETF		106,575	3,466,885
iShares MSCI South Korea ETF		111,160	6,698,502
iShares MSCI United Kingdom ETF		442,903	11,484,475
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	EUR	202,389	4,343,723
JPMorgan BetaBuilders Japan ETF		859,501	19,433,318
Schwab Fundamental Emerging Markets Large Company Index ETF		266,190	6,518,993
Schwab U.S. TIPS ETF		83,093	5,099,417
Vanguard Consumer Staples ETF		33,190	5,307,081
Vanguard Long-Term Treasury ETF		73,131	7,615,862
Vanguard Small-Cap ETF		22,309	3,400,338
Vanguard Total Stock Market ETF		41,629	6,890,432
Total Investment Companies (Cost $97,196,388)			108,915,486

Short-Term Investments – 6.5%
Money Market Fund – 6.5%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(f)		10,908,107	10,908,107
Total Short-Term Investments (Cost $10,908,107)			10,908,107
Total Investments – 100.3% (Cost $153,000,500)			168,264,466
Liabilities less Other Assets – (0.3)%(g)			(566,456)
NET ASSETS – 100.0%			$167,698,010

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.
(e)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2020 is disclosed.
(f)	7-day current yield as of July 31, 2020 is disclosed.
(g)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts and futures contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
AUD	Australian Dollar
BRL	Brazilian Real
BTP	Buoni del Tesoro Poliennali
COP	Colombian Peso
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)
U.S. Dollar	78.2
Euro	10.5
All other currencies less than 5%	11.3
Total	100.0

Country Diversification (%)
United States	77.4
Germany	7.5
All other countries less than 5%	15.1
Total	100.0

Futures Contracts outstanding at July 31, 2020:
Exchange Traded
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	17	9/08/2020	EUR	2,943,497	$130,149
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/08/20	British Pounds	1,640,000	U.S. Dollars	2,050,483	Citibank	$96,747
10/02/20	Euro	835,000	U.S. Dollars	930,429	HSBC	54,521
09/02/20	Euro	835,000	U.S. Dollars	929,798	HSBC	54,499
08/04/20	New Zealand Dollars	830,000	U.S. Dollars	509,267	JPMorgan Chase	41,192
08/26/20	Czech Republic Koruna	9,200,000	U.S. Dollars	372,313	JPMorgan Chase	40,657
10/16/20	Polish Zloty	2,760,000	U.S. Dollars	698,655	Citibank	38,678
08/07/20	Hungarian Forints	120,000,000	U.S. Dollars	373,061	HSBC	37,360
09/17/20	Norwegian Kroner	6,400,000	U.S. Dollars	671,056	HSBC	32,238
08/26/20	Hungarian Forints	120,000,000	U.S. Dollars	378,191	HSBC	32,159
10/02/20	Euro	620,000	U.S. Dollars	700,978	Citibank	30,362
08/13/20	Mexican Pesos	18,400,000	U.S. Dollars	795,036	Citibank	30,309
11/20/20	Chilean Pesos	740,000,000	U.S. Dollars	954,543	HSBC	23,871
08/28/20	British Pounds	410,000	U.S. Dollars	513,185	HSBC	23,590
09/11/20	U.S. Dollars	756,376	Indonesian Rupiahs	10,900,000,000	HSBC	20,964
10/20/20	Czech Republic Koruna	9,410,000	U.S. Dollars	402,675	JPMorgan Chase	19,862
10/23/20	Chilean Pesos	360,000,000	U.S. Dollars	459,248	HSBC	16,644
10/09/20	Chilean Pesos	270,000,000	U.S. Dollars	340,514	HSBC	16,352
08/28/20	British Pounds	490,000	U.S. Dollars	625,608	Barclays	15,902
08/14/20	South African Rand	6,400,000	U.S. Dollars	358,795	Citibank	15,022
08/19/20	Thai Baht	13,900,000	U.S. Dollars	437,520	JPMorgan Chase	8,211
09/08/20	British Pounds	140,000	U.S. Dollars	176,080	JPMorgan Chase	7,220
10/09/20	Brazilian Reals	1,320,000	U.S. Dollars	245,883	HSBC	6,532
08/11/20	Japanese Yen	71,000,000	U.S. Dollars	665,567	Citibank	5,244
08/26/20	Hungarian Forints	20,000,000	U.S. Dollars	64,170	Citibank	4,221
08/26/20	Czech Republic Koruna	980,000	U.S. Dollars	41,462	Citibank	2,529
09/17/20	Norwegian Kroner	900,000	U.S. Dollars	97,087	Citibank	1,813
10/20/20	South Korean Won	580,000,000	U.S. Dollars	484,315	Citibank	1,211
08/13/20	Mexican Pesos	900,000	U.S. Dollars	39,246	HSBC	1,124
08/14/20	U.S. Dollars	39,061	South African Rand	650,000	JPMorgan Chase	1,095
08/13/20	U.S. Dollars	77,181	Mexican Pesos	1,700,000	JPMorgan Chase	926
10/30/20	Polish Zloty	830,000	U.S. Dollars	220,832	Citibank	925
08/14/20	U.S. Dollars	135,094	South African Rand	2,300,000	Barclays	754
08/14/20	U.S. Dollars	245,959	South African Rand	4,200,000	Citibank	643
09/15/20	South Korean Won	295,000,000	U.S. Dollars	246,367	HSBC	533
09/15/20	South Korean Won	40,000,000	U.S. Dollars	33,018	Citibank	460
10/28/20	South Korean Won	320,000,000	U.S. Dollars	267,436	Citibank	447
08/13/20	Mexican Pesos	1,100,000	U.S. Dollars	49,001	Goldman Sachs	340
Total Unrealized Appreciation						$685,157
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/04/20	New Zealand Dollars	270,000	U.S. Dollars	179,537	JPMorgan Chase	$(470)
08/14/20	U.S. Dollars	238,807	South African Rand	4,100,000	Citibank	(669)
10/13/20	South Korean Won	800,000,000	U.S. Dollars	671,423	Citibank	(1,746)
10/29/20	Japanese Yen	71,000,000	U.S. Dollars	675,358	Citibank	(3,881)
09/17/20	U.S. Dollars	269,170	Norwegian Kroner	2,500,000	Citibank	(5,554)
08/11/20	U.S. Dollars	329,800	Japanese Yen	35,500,000	HSBC	(5,606)
08/11/20	U.S. Dollars	329,667	Japanese Yen	35,500,000	JPMorgan Chase	(5,739)
09/11/20	Indonesian Rupiahs	10,900,000,000	U.S. Dollars	741,258	HSBC	(5,845)
10/29/20	Russian Rubles	12,000,000	U.S. Dollars	166,857	Citibank	(6,863)
09/02/20	U.S. Dollars	238,726	Euro	210,000	Citibank	(8,822)
08/13/20	U.S. Dollars	411,235	Mexican Pesos	9,400,000	Citibank	(10,408)
08/04/20	U.S. Dollars	359,075	New Zealand Dollars	560,000	JPMorgan Chase	(12,319)
08/19/20	U.S. Dollars	432,954	Thai Baht	13,900,000	JPMorgan Chase	(12,777)
08/06/20	U.S. Dollars	166,631	Australian Dollars	260,000	Citibank	(19,130)
08/27/20	U.S. Dollars	285,965	Australian Dollars	430,000	HSBC	(21,283)
09/17/20	U.S. Dollars	505,782	Norwegian Kroner	4,800,000	HSBC	(21,689)
08/28/20	U.S. Dollars	483,650	British Pounds	390,000	Citibank	(26,941)
08/14/20	U.S. Dollars	319,485	South African Rand	6,050,000	HSBC	(33,888)
08/06/20	U.S. Dollars	322,153	Australian Dollars	500,000	HSBC	(35,081)
10/02/20	U.S. Dollars	1,028,602	Euro	915,000	Citibank	(50,715)
Total Unrealized Depreciation						$(289,426)
Net Unrealized Appreciation						$395,731
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$79,545	$—	$79,545
Common Stocks	20,382,925	7,191,981	—	27,574,906
Corporate Bonds	—	4,698,214	—	4,698,214
Foreign Issuer Bonds	—	9,309,594	—	9,309,594
U.S. Government Obligations	—	6,778,614	—	6,778,614
Investment Companies	108,915,486	—	—	108,915,486
Short-Term Investments	10,908,107	—	—	10,908,107
Total Investments	$140,206,518	$28,057,948	$—	$168,264,466

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$130,149	$—	$—	$130,149
Forward foreign currency exchange contracts	—	685,157	—	685,157
Total Assets - Derivative Financial Instruments	$130,149	$685,157	$—	$815,306
Liabilities:
Forward foreign currency exchange contracts	$—	$(289,426)	$—	$(289,426)
Total Liabilities - Derivative Financial Instruments	$—	$(289,426)	$—	$(289,426)
Net Derivative Financial Instruments	$130,149	$395,731	$—	$525,880
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 107.7%
Asset-Backed Securities – 7.7%
Automobile – 3.0%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/08/22	$500,000	$506,607
Drive Auto Receivables Trust,
Series 2016-BA, Class D, 4.53%, 8/15/23(b)	220,596	221,965
Series 2017-3, Class D, 3.53%, 12/15/23(b)	448,285	454,699
Series 2018-2, Class C, 3.63%, 8/15/24	130,140	131,014
Series 2019-1, Class D, 4.09%, 6/15/26	500,000	521,106
Series 2019-4, Class B, 2.23%, 1/16/24	500,000	507,501
Series 2020-1, Class A3, 2.02%, 11/15/23	135,000	136,890
Series 2020-2, Class A2A, 0.85%, 7/17/23	410,000	410,640
Series 2020-2, Class A3, 0.83%, 5/15/24	240,000	241,007
Series 2020-2, Class D, 3.05%, 5/15/28	290,000	299,170
Santander Drive Auto Receivables Trust,
Series 2019-1, Class C, 3.42%, 4/15/25	1,000,000	1,022,425
Series 2019-1, Class D, 3.65%, 4/15/25	700,000	720,816
Series 2019-3, Class B, 2.28%, 9/15/23	500,000	506,563
Series 2020-2, Class B, 0.96%, 11/15/24	110,000	110,378
Westlake Automobile Receivables Trust,
Series 2018-3A, Class C, 3.61%, 10/16/23(b)	165,000	167,869
Series 2019-1A, Class C, 3.45%, 3/15/24(b)	500,000	511,831
Series 2020-2A, Class B, 1.32%, 7/15/25(b)	260,000	261,583
		6,732,064
Other – 0.8%
Enva LLC, Series 2019-A, Class A, 3.96%, 6/22/26(b)	301,213	302,160
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/28(b)	440,912	443,959
	Par(a)	Value
Other (Continued)
Prosper Marketplace Issuance Trust,
Series 2019-2A, Class A, 3.20%, 9/15/25(b)	$204,833	$205,338
Series 2019-3A, Class A, 3.19%, 7/15/25(b)	400,925	402,851

Upstart Securitization Trust, Series 2019-3, Class A, 2.68%, 1/21/30(b)	480,138	484,228
		1,838,536
Whole Loan – 3.9%
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 2.57%, 4/25/31(b)(c)	473,992	466,710
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 2.47%, 8/25/31(b)(c)	430,923	424,523
Series 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.27%, 6/25/39(b)(c)	643,351	634,423
Series 2019-R05, Class 1M2, (1M USD LIBOR + 2.00%), 2.17%, 7/25/39(b)(c)	347,412	340,874
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.27%, 9/25/39(b)(c)	478,005	471,105
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 2.27%, 10/25/39(b)(c)	700,000	683,774
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%, 4.95% Floor), 5.12%, 7/25/29(c)	250,000	253,677
Series 2017-DNA3, Class B1, (1M USD LIBOR + 4.45%), 4.62%, 3/25/30(c)	300,000	288,250
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 3.32%, 7/25/30(c)	300,000	271,539

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2017-C01, Class 1B1, (1M USD LIBOR + 5.75%), 5.92%, 7/25/29(c)	$245,000	$253,415
Series 2017-C02, Class 2B1, (1M USD LIBOR + 5.50%), 5.67%, 9/25/29(c)	214,000	213,999
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 5.22%, 11/25/29(c)	250,000	245,310
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 3.77%, 1/25/30(c)	150,000	138,166
Series 2018-C01, Class 1B1, (1M USD LIBOR + 3.55%, 3.55% Floor), 3.72%, 7/25/30(c)	308,000	278,028
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.17%, 8/25/30(c)	325,000	295,928
Series 2018-C03, Class 1B1, (1M USD LIBOR + 3.75%, 3.75% Floor), 3.92%, 10/25/30(c)	383,000	355,438
Series 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%, 2.55% Floor), 2.72%, 12/25/30(c)	399,880	384,344
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 2.27%, 3/25/31(c)	382,282	366,635

Freddie Mac STACR, Series 2019-HQA3, Class M2, (1M USD LIBOR + 1.85%), 2.02%, 9/25/49(b)(c)	354,613	339,682
Freddie Mac STACR Remic Trust, Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 2.22%, 11/25/49(b)(c)	394,083	385,706
Freddie Mac STACR Trust,
Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 2.12%, 10/25/49(b)(c)	419,895	410,942
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR Trust,
Series 2019-HQA1, Class M2, (1M USD LIBOR + 2.35%), 2.52%, 2/25/49(b)(c)	$542,940	$523,339
Series 2020-HQA3, Class M1, (1M USD LIBOR + 1.55%), 1.73%, 7/25/50(b)(c)	580,000	580,453
		8,606,260
Total Asset-Backed Securities (Cost $17,260,043)		17,176,860

	Number of Shares
Common Stocks – 20.2%
Advertising – 0.0%(d)
Omnicom Group, Inc.	422	22,674
Aerospace/Defense – 0.0%(d)
Lockheed Martin Corp.	254	96,258
Agriculture – 0.1%
Archer-Daniels-Midland Co.	584	25,013
Philip Morris International, Inc.	1,317	101,159
		126,172
Auto Manufacturers – 0.1%
PACCAR, Inc.	1,240	105,499
Auto Parts & Equipment – 0.7%
Delphi Technologies PLC(e)*	110,957	1,663,245
Beverages – 0.0%(d)
Coca-Cola European Partners PLC (United Kingdom)	1,247	51,339
Biotechnology – 0.3%
Amgen, Inc.	375	91,751
Gilead Sciences, Inc.	1,210	84,131
Pacific Biosciences of California, Inc.(e)*	113,494	423,333
		599,215
Chemicals – 0.0%(d)
Sensient Technologies Corp.	1,784	93,143
Commercial Services – 0.2%
Automatic Data Processing, Inc.	617	82,005
Devoteam S.A. (France)	2,985	342,731
		424,736

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Computers – 0.7%
ForeScout Technologies, Inc.(f)*	31,978	$927,042
Ingenico Group S.A. (France)*	2,480	401,347
International Business Machines Corp.	776	95,402
NetApp, Inc.	530	23,479
Seagate Technology PLC	1,947	88,043
		1,535,313
Cosmetics/Personal Care – 0.5%
Procter & Gamble (The) Co.	768	100,700
Unilever N.V. (United Kingdom)(e)(g)	18,432	1,088,041
		1,188,741
Distribution/Wholesale – 0.1%
Watsco, Inc.	518	122,284
Diversified Financial Services – 1.5%
Legg Mason, Inc.	66,624	3,330,534
T. Rowe Price Group, Inc.	188	25,963
Western Union (The) Co.	4,248	103,141
		3,459,638
Electric – 0.4%
Alliant Energy Corp.	1,304	70,220
Ameren Corp.	1,209	97,010
American Electric Power Co., Inc.	1,123	97,566
Avangrid, Inc.	1,451	72,245
CMS Energy Corp.	1,537	98,645
Consolidated Edison, Inc.	1,259	96,729
Dominion Energy, Inc.	1,118	90,592
Eversource Energy	270	24,319
IDACORP, Inc.	520	48,490
WEC Energy Group, Inc.	1,032	98,308
Xcel Energy, Inc.	1,436	99,142
		893,266
Electronics – 0.3%
Fitbit, Inc., Class A*	89,247	583,676
Garmin Ltd.	948	93,463
		677,139
Energy - Alternate Sources – 0.1%
Vivint Solar, Inc.(e)*	12,011	244,304
Environmental Control – 0.1%
Advanced Disposal Services, Inc.*	7,040	212,326
Food – 0.2%
Campbell Soup Co.	1,869	92,646
	Number of Shares	Value
Food (Continued)
Flowers Foods, Inc.	4,140	$94,185
General Mills, Inc.	1,525	96,487
Ingredion, Inc.	817	70,671
JM Smucker (The) Co.	875	95,681
Kraft Heinz (The) Co.	1,511	51,948
		501,618
Gas – 0.0%(d)
National Fuel Gas Co.	2,074	84,142
Hand/Machine Tools – 0.1%
IMA Industria Macchine Automatiche S.p.A. (Italy)*	2,655	211,103
Healthcare - Products – 1.7%
Qiagen N.V.*	23,245	1,154,676
Wright Medical Group N.V.*	85,705	2,572,864
		3,727,540
Healthcare - Services – 0.2%
Metlifecare Ltd. (New Zealand)	129,274	506,543
Household Products/Wares – 0.0%(d)
Kimberly-Clark Corp.	650	98,826
Insurance – 1.8%
Benefytt Technologies, Inc.*	24,643	761,961
National General Holdings Corp.	38,993	1,325,372
TOWER Ltd. (New Zealand)*	192,415	76,631
Willis Towers Watson PLC(e)	8,408	1,765,764
		3,929,728
Internet – 4.4%
58.com, Inc. ADR (China)(e)*	24,012	1,329,544
E*TRADE Financial Corp.(e)	82,542	4,190,657
Grubhub, Inc.(e)*	6,527	471,511
Masmovil Ibercom S.A. (Spain)*	12,555	335,662
TD Ameritrade Holding Corp.	98,551	3,536,995
		9,864,369
Machinery - Diversified – 0.1%
Neles OYJ (Finland)	8,419	120,064
Media – 0.1%
Mediawan S.A. (France)*	13,377	188,396

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Miscellaneous Manufacturing – 0.1%
3M Co.	592	$89,078
Illinois Tool Works, Inc.	133	24,604
		113,682
Oil & Gas – 0.4%
Noble Energy, Inc.	97,288	971,907
Packaging & Containers – 0.1%
Packaging Corp. of America	926	89,007
Sonoco Products Co.	1,706	88,269
		177,276
Pharmaceuticals – 0.2%
AbbVie, Inc.	930	88,266
CVS Health Corp.	1,427	89,815
Merck & Co., Inc.	1,178	94,523
Pfizer, Inc.	2,730	105,051
		377,655
Real Estate Investment Trusts – 1.0%
Front Yard Residential Corp.(e)	17,294	149,939
iStar, Inc.	27,237	316,222
Public Storage	463	92,544
Taubman Centers, Inc.(e)	45,287	1,753,513
		2,312,218
Retail – 1.3%
Tiffany & Co.(e)	22,796	2,857,707
Walgreens Boots Alliance, Inc.	2,254	91,760
		2,949,467
Semiconductors – 0.1%
Maxim Integrated Products, Inc.	1,543	105,063
QUALCOMM, Inc.	1,026	108,356
Texas Instruments, Inc.	739	94,259
		307,678
Software – 0.1%
NetEnt AB (Sweden)*	14,467	127,549
Telecommunications – 3.1%
AT&T, Inc.	3,081	91,136
Cincinnati Bell, Inc.(e)*	63,867	958,644
Cisco Systems, Inc.	2,017	95,001
Gilat Satellite Networks Ltd. (Israel)*	32,744	183,039
Juniper Networks, Inc.	4,085	103,677
	Number of Shares	Value
Telecommunications (Continued)
LogMeIn, Inc.	62,226	$5,339,613
Verizon Communications, Inc.	1,686	96,911
		6,868,021
Transportation – 0.1%
C.H. Robinson Worldwide, Inc.	1,165	109,184
Union Pacific Corp.	552	95,689
United Parcel Service, Inc., Class B	808	115,350
		320,223
Total Common Stocks (Cost $45,076,542)		45,273,297

Convertible Preferred Stocks – 2.3%
Auto Parts & Equipment – 0.1%
Aptiv PLC, 0.00%*	2,745	280,566
Chemicals – 0.4%
International Flavors & Fragrances, Inc., 6.00%	2,777	127,076
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	675,690
		802,766
Computers – 0.1%
NCR Corp., 5.50%(h)	375	224,625
Diversified Financial Services – 0.7%
AMG Capital Trust II, 5.15%(e)	21,379	952,648
Cowen, Inc., 5.63%(e)	723	603,006
		1,555,654
Electronics – 0.3%
Fortive Corp., 5.00%	347	306,824
II-VI, Inc., 0.00%*	1,277	288,639
		595,463
Real Estate Investment Trusts – 0.3%
QTS Realty Trust, Inc., 6.50%(e)	4,994	802,586
Savings & Loans – 0.4%
New York Community Capital Trust V, 6.00%	19,170	833,895
Total Convertible Preferred Stocks (Cost $5,106,257)		5,095,555

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Convertible Bonds – 24.8%
Aerospace/Defense – 0.1%
Kaman Corp., 3.25%, 5/01/24(e)	$353,000	$337,930
Airlines – 0.5%
Copa Holdings S.A., 4.50%, 4/15/25(b)(e)	405,000	399,208
Southwest Airlines Co., 1.25%, 5/01/25(e)	608,000	704,765
		1,103,973
Apparel – 0.1%
Under Armour, Inc., 1.50%, 6/01/24(b)(e)	167,000	199,251
Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(e)	346,000	356,595
Biotechnology – 2.6%
Apellis Pharmaceuticals, Inc., 3.50%, 9/15/26(b)(e)	314,000	310,613
Exact Sciences Corp., 0.38%, 3/15/27(e)	620,000	681,393
Gossamer Bio, Inc., 5.00%, 6/01/27(e)	322,000	304,069
Halozyme Therapeutics, Inc., 1.25%, 12/01/24(b)(e)	571,000	753,006
Innoviva, Inc., 2.13%, 1/15/23(e)	558,000	550,544
Insmed, Inc., 1.75%, 1/15/25(e)	495,000	477,965
Ionis Pharmaceuticals, Inc., 0.13%, 12/15/24(b)(e)	558,000	547,056
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(e)	796,000	725,557
Novavax, Inc., 3.75%, 2/01/23	247,000	330,984
Radius Health, Inc., 3.00%, 9/01/24(e)	806,000	603,538
Retrophin, Inc., 2.50%, 9/15/25(e)	368,000	311,324
Theravance Biopharma, Inc., 3.25%, 11/01/23(e)	322,000	304,692
		5,900,741
Commercial Services – 0.7%
2U, Inc., 2.25%, 5/01/25(b)(e)	251,000	452,551
	Par(a)	Value
Commercial Services (Continued)
Chegg, Inc., 0.13%, 3/15/25(e)	$285,000	$474,954
FTI Consulting, Inc., 2.00%, 8/15/23(e)	520,000	688,480
		1,615,985
Computers – 0.3%
Lumentum Holdings, Inc., 0.50%, 12/15/26(b)(e)	619,000	722,937
Diversified Financial Services – 0.8%
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(e)	400,000	409,752
Encore Capital Group, Inc., 2.88%, 3/15/21(e)	339,000	333,870
PRA Group, Inc.,
3.00%, 8/01/20	306,000	306,000
3.50%, 6/01/23(e)	589,000	617,537

WisdomTree Investments, Inc., 4.25%, 6/15/23(b)(e)	235,000	227,373
		1,894,532
Electric – 0.3%
NRG Energy, Inc., 2.75%, 6/01/48(e)	651,000	681,946
Electronics – 1.0%
II-VI, Inc., 0.25%, 9/01/22(e)	560,000	712,120
Knowles Corp., 3.25%, 11/01/21(e)	357,000	378,891
OSI Systems, Inc., 1.25%, 9/01/22(e)	696,000	673,380
Vishay Intertechnology, Inc., 2.25%, 6/15/25(e)	389,000	372,978
		2,137,369
Energy - Alternate Sources – 0.7%
Enphase Energy, Inc., 0.25%, 3/01/25(b)(e)	693,000	708,603
SunPower Corp., 4.00%, 1/15/23(e)	1,031,000	899,186
		1,607,789
Engineering & Construction – 0.2%
Granite Construction, Inc., 2.75%, 11/01/24(b)(e)	710,000	557,563
Entertainment – 0.2%
Penn National Gaming, Inc., 2.75%, 5/15/26(e)	258,000	425,861

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Food – 0.2%
Chefs' Warehouse (The), Inc., 1.88%, 12/01/24(b)(e)	$636,000	$409,774
Healthcare - Products – 0.2%
NanoString Technologies, Inc., 2.63%, 3/01/25(b)(e)	356,000	366,778
Varex Imaging Corp., 4.00%, 6/01/25(b)(e)	84,000	84,969
		451,747
Healthcare - Services – 0.3%
Invitae Corp., 2.00%, 9/01/24(b)(e)	551,000	671,480
Home Builders – 0.3%
Winnebago Industries, Inc., 1.50%, 4/01/25(b)(e)	502,000	582,389
Insurance – 0.6%
MGIC Investment Corp., 9.00%, 4/01/63(b)(e)	1,019,000	1,243,075
Internet – 2.9%
Boingo Wireless, Inc., 1.00%, 10/01/23(e)	557,000	498,552
Farfetch Ltd., 3.75%, 5/01/27(b)(e)	270,000	489,929
FireEye, Inc., 1.63%, 6/01/35	18,000	17,284
JOYY, Inc., 1.38%, 6/15/26(e)	760,000	807,025
Match Group Financeco 3, Inc., 2.00%, 1/15/30(b)(e)	714,000	1,040,874
Momo, Inc., 1.25%, 7/01/25(e)	878,000	706,771
Palo Alto Networks, Inc., 0.75%, 7/01/23(e)	568,000	655,246
Perficient, Inc., 2.38%, 9/15/23(e)	452,000	554,725
Q2 Holdings, Inc., 0.75%, 6/01/26(e)	500,000	620,469
Weibo Corp., 1.25%, 11/15/22(e)	283,000	267,774
Zillow Group, Inc., 2.75%, 5/15/25(e)	642,000	842,069
		6,500,718
Investment Management Companies – 0.3%
New Mountain Finance Corp., 5.75%, 8/15/23(e)	666,000	658,482
Leisure Time – 1.1%
Callaway Golf Co., 2.75%, 5/01/26(b)(e)	337,000	448,241
	Par(a)	Value
Leisure Time (Continued)
NCL Corp. Ltd., 6.00%, 5/15/24(b)(e)	$864,000	$1,014,578
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23(b)(e)	548,000	519,698
Sabre GLBL, Inc., 4.00%, 4/15/25(b)(e)	403,000	491,662
		2,474,179
Lodging – 0.2%
Huazhu Group Ltd., 3.00%, 5/01/26(b)(e)	339,000	355,700
Media – 0.1%
Liberty Interactive LLC, 3.50%, 1/15/31(e)	220,386	162,539
Mining – 0.2%
First Majestic Silver Corp., 1.88%, 3/01/23(e)	240,000	358,632
Oil & Gas Services – 0.1%
Helix Energy Solutions Group, Inc., 4.13%, 9/15/23(e)	273,000	243,521
Pharmaceuticals – 0.8%
Aerie Pharmaceuticals, Inc., 1.50%, 10/01/24(b)(e)	377,000	302,543
Coherus Biosciences, Inc., 1.50%, 4/15/26(b)(e)	254,000	281,464
Flexion Therapeutics, Inc., 3.38%, 5/01/24(e)	395,000	333,034
Jazz Investments I Ltd.,
1.50%, 8/15/24(e)	719,000	678,107
2.00%, 6/15/26(b)	201,000	206,904
		1,802,052
Pipelines – 0.3%
Cheniere Energy, Inc., 4.25%, 3/15/45(e)	1,056,000	675,636
Private Equity – 0.1%
Colony Capital Operating Co. LLC, 5.75%, 7/15/25(b)(e)	260,000	300,565
Real Estate Investment Trusts – 3.9%
Apollo Commercial Real Estate Finance, Inc.,
4.75%, 8/23/22(e)	498,000	439,908
5.38%, 10/15/23	1,073,000	899,156

Arbor Realty Trust, Inc., 4.75%, 11/01/22(b)(e)	979,000	912,325
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	650,000	607,374

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Granite Point Mortgage Trust, Inc.,
5.63%, 12/01/22(b)	$972,000	$767,880
6.38%, 10/01/23(e)	418,000	311,933

iStar, Inc., 3.13%, 9/15/22(e)	335,000	348,177
KKR Real Estate Finance Trust, Inc., 6.13%, 5/15/23(e)	694,000	680,987
MFA Financial, Inc., 6.25%, 6/15/24	912,000	828,780
New York Mortgage Trust, Inc., 6.25%, 1/15/22	644,000	573,965
PennyMac Corp., 5.50%, 11/01/24(b)(e)	1,085,000	1,027,946
Redwood Trust, Inc., 4.75%, 8/15/23	359,000	318,300
Two Harbors Investment Corp., 6.25%, 1/15/22(e)	664,000	656,530
Western Asset Mortgage Capital Corp., 6.75%, 10/01/22	491,000	363,536
		8,736,797
Retail – 1.5%
American Eagle Outfitters, Inc., 3.75%, 4/15/25(b)(e)	716,000	963,587
Bloomin' Brands, Inc., 5.00%, 5/01/25(b)(e)	864,000	1,079,460
Burlington Stores, Inc., 2.25%, 4/15/25(b)(e)	306,000	342,416
Dick's Sporting Goods, Inc., 3.25%, 4/15/25(b)(e)	403,000	606,390
National Vision Holdings, Inc., 2.50%, 5/15/25(b)(e)	271,000	339,354
		3,331,207
Semiconductors – 0.1%
Cree, Inc., 0.88%, 9/01/23(e)	122,000	159,922
Software – 2.9%
Avaya Holdings Corp., 2.25%, 6/15/23	334,000	285,403
Bilibili, Inc., 1.25%, 6/15/27(b)(e)	335,000	412,267
Cerence, Inc., 3.00%, 6/01/25(b)(e)	151,000	195,743
Envestnet, Inc., 1.75%, 6/01/23(e)	477,000	632,182
Everbridge, Inc., 0.13%, 12/15/24(b)(e)	231,000	326,901
	Par(a)	Value
Software (Continued)
Health Catalyst, Inc., 2.50%, 4/15/25(b)(e)	$157,000	$209,399
i3 Verticals LLC, 1.00%, 2/15/25(b)	383,000	323,485
j2 Global, Inc., 1.75%, 11/01/26(b)(e)	826,000	626,770
New Relic, Inc., 0.50%, 5/01/23(e)	718,000	715,321
Nuance Communications, Inc., 1.00%, 12/15/35(e)	397,000	498,065
Sailpoint Technologies Holdings, Inc., 0.13%, 9/15/24(b)(e)	573,000	735,533
Splunk, Inc., 1.13%, 6/15/27(b)(e)	167,000	189,010
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26(b)(e)	458,000	477,441
Workday, Inc., 0.25%, 10/01/22(e)	198,000	266,237
Workiva, Inc., 1.13%, 8/15/26(b)(e)	606,000	594,370
		6,488,127
Telecommunications – 0.4%
Infinera Corp., 2.13%, 9/01/24(e)	365,000	373,585
Vonage Holdings Corp., 1.75%, 6/01/24(e)	514,000	520,997
		894,582
Transportation – 0.6%
Air Transport Services Group, Inc., 1.13%, 10/15/24(e)	501,000	501,466
SEACOR Holdings, Inc., 3.25%, 5/15/30(e)	894,000	662,704
SFL Corp. Ltd., 4.88%, 5/01/23(e)	336,000	289,100
		1,453,270
Total Convertible Bonds (Cost $51,493,563)		55,496,866

Corporate Bonds – 14.2%
Aerospace/Defense – 0.3%
Boeing (The) Co.,
4.51%, 5/01/23	100,000	104,627
4.88%, 5/01/25	15,000	16,232
5.04%, 5/01/27	50,000	54,140

Howmet Aerospace, Inc., 6.88%, 5/01/25	180,000	204,419
Signature Aviation U.S. Holdings, Inc., 4.00%, 3/01/28(b)	75,000	70,875

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Aerospace/Defense (Continued)
TransDigm, Inc.,
6.25%, 3/15/26(b)	$100,000	$105,500
5.50%, 11/15/27	75,000	71,153
		626,946
Agriculture – 0.3%
Altria Group, Inc., 3.80%, 2/14/24	100,000	109,916
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	26,688
Philip Morris International, Inc.,
2.38%, 8/17/22	200,000	207,813
1.13%, 5/01/23	200,000	203,561
1.50%, 5/01/25	100,000	103,453
		651,431
Airlines – 0.1%
Delta Air Lines, Inc., 7.38%, 1/15/26	100,000	99,132
Southwest Airlines Co.,
4.75%, 5/04/23	35,000	36,733
5.25%, 5/04/25	50,000	53,268
		189,133
Apparel – 0.1%
NIKE, Inc., 2.40%, 3/27/25	105,000	113,657
Ralph Lauren Corp., 1.70%, 6/15/22	150,000	153,010
		266,667
Auto Manufacturers – 0.4%
Ford Motor Co.,
8.50%, 4/21/23	75,000	83,250
9.00%, 4/22/25	100,000	117,812
9.63%, 4/22/30	50,000	65,875
4.75%, 1/15/43	25,000	22,875
General Motors Financial Co., Inc.,
3.55%, 7/08/22	200,000	207,573
2.75%, 6/20/25	135,000	139,291

Navistar International Corp., 6.63%, 11/01/25(b)	50,000	51,250
Toyota Motor Credit Corp.,
2.90%, 3/30/23	250,000	265,420
3.00%, 4/01/25	30,000	33,071
		986,417
Banks – 1.5%
Bank of America Corp.,
(3M USD LIBOR + 1.16%), 3.12%, 1/20/23(i)	100,000	103,548
4.13%, 1/22/24	200,000	223,174
	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(3M USD LIBOR + 0.94%), 3.86%, 7/23/24(i)	$300,000	$327,596
4.00%, 1/22/25	100,000	111,839
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	50,000	55,189
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	212,554

Bank of New York Mellon (The) Corp., 2.10%, 10/24/24	100,000	106,262
Citigroup, Inc.,
(SOFR + 0.87%), 2.31%, 11/04/22(i)	100,000	102,151
(SOFR + 1.67%), 1.68%, 5/15/24(i)	100,000	102,885
4.00%, 8/05/24	150,000	165,621
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(i)	50,000	56,355

Fifth Third Bancorp, 3.65%, 1/25/24	50,000	54,818
Goldman Sachs Group (The), Inc.,
5.75%, 1/24/22	100,000	107,598
3.20%, 2/23/23	100,000	106,381
4.00%, 3/03/24	100,000	111,094
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(i)	150,000	163,643
3.50%, 11/16/26	50,000	55,785
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(i)	50,000	57,759
3.80%, 3/15/30	50,000	58,605
JPMorgan Chase & Co.,
3.25%, 9/23/22	100,000	106,053
(3M USD LIBOR + 0.73%), 3.56%, 4/23/24(i)	200,000	215,590
(SOFR + 1.59%), 2.01%, 3/13/26(i)	100,000	104,344
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(i)	50,000	56,809
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(i)	20,000	23,235
Morgan Stanley,
2.75%, 5/19/22	50,000	51,988
4.10%, 5/22/23	25,000	27,185
3.70%, 10/23/24	50,000	55,872
(SOFR + 1.99%), 2.19%, 4/28/26(i)	100,000	105,310
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	50,000	60,797

Santander Holdings USA, Inc., 3.45%, 6/02/25	100,000	107,243

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banks (Continued)

Truist Financial Corp., 4.00%, 5/01/25	$50,000	$57,187
Wells Fargo & Co.,
3.07%, 1/24/23	100,000	103,526
(3M USD LIBOR + 0.83%), 2.41%, 10/30/25(i)	50,000	52,616
		3,410,612
Beverages – 0.2%
Coca-Cola (The) Co., 2.95%, 3/25/25	150,000	166,748
Keurig Dr. Pepper, Inc., 4.06%, 5/25/23	80,000	87,562
PepsiCo, Inc., 2.75%, 3/19/30	100,000	114,144
		368,454
Biotechnology – 0.1%
Biogen, Inc., 2.25%, 5/01/30	100,000	104,395
Building Materials – 0.2%
Boise Cascade Co.,
5.63%, 9/01/24(b)	100,000	103,000
4.88%, 7/01/30(b)	35,000	37,100

Builders FirstSource, Inc., 5.00%, 3/01/30(b)	50,000	52,440
Carrier Global Corp., 1.92%, 2/15/23(b)	100,000	102,916
Griffon Corp., 5.75%, 3/01/28(b)	25,000	26,125
Masonite International Corp., 5.75%, 9/15/26(b)	100,000	104,788
Summit Materials LLC/Summit Materials Finance Corp., 1/15/29(b)(j)	20,000	20,750
		447,119
Chemicals – 0.4%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	116,978
Avient Corp., 5.75%, 5/15/25(b)	100,000	108,549
Chemours (The) Co., 5.38%, 5/15/27	50,000	48,994
DuPont de Nemours, Inc., 2.17%, 5/01/23	100,000	102,044
Element Solutions, Inc., 5.88%, 12/01/25(b)	100,000	103,250
International Flavors & Fragrances, Inc., 4.45%, 9/26/28	100,000	116,304
	Par(a)	Value
Chemicals (Continued)
Minerals Technologies, Inc., 5.00%, 7/01/28(b)	$50,000	$51,890
Olin Corp., 9.50%, 6/01/25(b)	50,000	57,000
Sherwin-Williams (The) Co., 2.95%, 8/15/29	90,000	100,339
WR Grace & Co.-Conn, 5.63%, 10/01/24(b)	50,000	54,125
		859,473
Commercial Services – 0.4%
ADT Security (The) Corp., 4.88%, 7/15/32(b)	25,000	25,125
APX Group, Inc., 6.75%, 2/15/27(b)	50,000	49,850
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	102,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 5/15/25(b)	50,000	58,000
Gartner, Inc., 4.50%, 7/01/28(b)	30,000	31,500
Global Payments, Inc., 4.00%, 6/01/23	200,000	217,778
PayPal Holdings, Inc.,
1.35%, 6/01/23	100,000	102,479
2.40%, 10/01/24	200,000	214,461
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 4/15/26(b)	50,000	55,500
6.25%, 1/15/28(b)	50,000	52,125

United Rentals North America, Inc., 2/15/31(j)	15,000	15,000
		924,068
Computers – 0.4%
Dell International LLC/EMC Corp., 5.85%, 7/15/25(b)	475,000	555,508
Dell, Inc., 6.50%, 4/15/38	50,000	55,125
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	200,000	219,530
HP, Inc., 2.20%, 6/17/25	70,000	73,552
NetApp, Inc., 1.88%, 6/22/25	85,000	88,113
		991,828

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Cosmetics/Personal Care – 0.1%
Edgewell Personal Care Co., 5.50%, 6/01/28(b)	$50,000	$54,125
Procter & Gamble (The) Co., 3.00%, 3/25/30	100,000	117,946
		172,071
Diversified Financial Services – 0.6%
Air Lease Corp., 3.38%, 7/01/25	55,000	55,837
Ally Financial, Inc.,
3.05%, 6/05/23	30,000	31,031
5.75%, 11/20/25	50,000	56,456
American Express Co.,
2.50%, 7/30/24	50,000	53,571
4.20%, 11/06/25	50,000	58,800

Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	109,359
Capital One Bank USA N.A., (SOFR + 0.62%), 2.01%, 1/27/23(i)	250,000	254,581
Credit Acceptance Corp., 6.63%, 3/15/26	100,000	104,375
Curo Group Holdings Corp., 8.25%, 9/01/25(b)	50,000	39,875
Intercontinental Exchange, Inc.,
4.00%, 10/15/23	50,000	55,559
3.75%, 9/21/28	100,000	119,250

LPL Holdings, Inc., 4.63%, 11/15/27(b)	100,000	103,000
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(b)	100,000	102,000
Navient Corp., 7.25%, 9/25/23	75,000	79,196
OneMain Finance Corp.,
6.88%, 3/15/25	25,000	27,938
8.88%, 6/01/25	100,000	112,750

Visa, Inc., 1.90%, 4/15/27	50,000	53,478
		1,417,056
Electric – 0.6%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	58,721
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(b)	100,000	115,027
Calpine Corp., 2/01/29(b)(j)	25,000	25,250
Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	104,875
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	57,784
	Par(a)	Value
Electric (Continued)
DTE Energy Co., 3.70%, 8/01/23	$40,000	$43,293
Duke Energy Corp.,
3.75%, 4/15/24	30,000	33,189
3.40%, 6/15/29	50,000	57,536

Eversource Energy, 2.90%, 10/01/24	50,000	54,114
Exelon Generation Co. LLC, 3.25%, 6/01/25	50,000	55,258
National Rural Utilities Cooperative Finance Corp., 2.40%, 3/15/30	100,000	110,673
NextEra Energy Capital Holdings, Inc., 2.75%, 5/01/25	100,000	109,396
Pacific Gas and Electric Co., 1.75%, 6/16/22	20,000	20,074
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	40,000	42,400
PG&E Corp., 5.25%, 7/01/30	100,000	104,000
Terraform Global Operating LLC, 6.13%, 3/01/26(b)	125,000	126,250
Union Electric Co., 2.95%, 3/15/30	100,000	114,461
		1,232,301
Electrical Component & Equipment – 0.0%(d)
Energizer Holdings, Inc., 4.75%, 6/15/28(b)	35,000	37,541
Electronics – 0.0%(d)
Flex Ltd., 4.88%, 5/12/30	50,000	57,498
Energy - Alternate Sources – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	215,500
Engineering & Construction – 0.2%
Fluor Corp., 4.25%, 9/15/28	100,000	85,500
MasTec, Inc., 8/15/28(b)(j)	40,000	41,800
TopBuild Corp., 5.63%, 5/01/26(b)	200,000	207,000
Tutor Perini Corp., 6.88%, 5/01/25(b)	100,000	99,734
		434,034
Entertainment – 0.2%
Colt Merger Sub, Inc.,
5.75%, 7/01/25(b)	10,000	10,400

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Entertainment (Continued)
Colt Merger Sub, Inc.,
6.25%, 7/01/25(b)	$55,000	$57,372

International Game Technology PLC, 5.25%, 1/15/29(b)	30,000	30,654
Scientific Games International, Inc., 8.63%, 7/01/25(b)	45,000	45,223
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	100,000	107,331
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	107,750
		358,730
Environmental Control – 0.0%(d)
Waste Connections, Inc., 2.60%, 2/01/30	5,000	5,479
Food – 0.5%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.63%, 1/15/27(b)	50,000	52,875
Campbell Soup Co.,
3.95%, 3/15/25	100,000	112,818
2.38%, 4/24/30	200,000	211,850

Conagra Brands, Inc., 4.60%, 11/01/25	30,000	35,035
General Mills, Inc.,
4.00%, 4/17/25	30,000	34,320
2.88%, 4/15/30	90,000	100,876

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(b)	25,000	27,562
Kraft Heinz Foods Co.,
3.95%, 7/15/25	50,000	54,963
3.88%, 5/15/27(b)	50,000	53,851
4.25%, 3/01/31(b)	50,000	55,192
5.20%, 7/15/45	50,000	57,039
4.38%, 6/01/46	50,000	52,573
5.50%, 6/01/50(b)	50,000	58,656

Mondelez International, Inc., 0.63%, 7/01/22	305,000	306,488
		1,214,098
Gas – 0.0%(d)
Southern California Gas Co., 2.55%, 2/01/30	30,000	33,182
Healthcare - Products – 0.3%
Avantor, Inc., 6.00%, 10/01/24(b)	100,000	105,250
	Par(a)	Value
Healthcare - Products (Continued)
Baxter International, Inc., 3.75%, 10/01/25(b)	$100,000	$114,793
Hologic, Inc.,
4.38%, 10/15/25(b)	50,000	51,250
4.63%, 2/01/28(b)	50,000	53,383

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 2/01/28(b)	50,000	52,313
Teleflex, Inc., 4.88%, 6/01/26	100,000	105,000
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25	130,000	149,854
		631,843
Healthcare - Services – 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	100,000	105,750
CHS/Community Health Systems, Inc.,
6.25%, 3/31/23	50,000	50,375
8.00%, 3/15/26(b)	50,000	51,213

DaVita, Inc., 4.63%, 6/01/30(b)	100,000	106,500
Humana, Inc., 4.50%, 4/01/25	25,000	28,924
Magellan Health, Inc., 4.90%, 9/22/24	50,000	50,500
Molina Healthcare, Inc., 4.38%, 6/15/28(b)	200,000	212,506
Quest Diagnostics, Inc., 2.95%, 6/30/30	100,000	111,016
UnitedHealth Group, Inc., 2.00%, 5/15/30	25,000	26,649
		743,433
Home Builders – 0.2%
Century Communities, Inc., 5.88%, 7/15/25	100,000	102,908
KB Home, 4.80%, 11/15/29	100,000	104,000
Meritage Homes Corp., 5.13%, 6/06/27	100,000	107,000
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	10,575
		324,483
Housewares – 0.1%
Newell Brands, Inc., 4.70%, 4/01/26	100,000	108,280
Insurance – 0.1%
Aon Corp., 2.80%, 5/15/30	20,000	21,929

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.,
4.38%, 3/15/29	$50,000	$62,039
2.25%, 11/15/30	50,000	53,638

Progressive (The) Corp., 3.95%, 3/26/50	20,000	27,308
Radian Group, Inc., 6.63%, 3/15/25	100,000	106,690
		271,604
Internet – 0.5%
Amazon.com, Inc., 1.50%, 6/03/30	250,000	258,826
Booking Holdings, Inc.,
4.10%, 4/13/25	100,000	113,806
4.63%, 4/13/30	23,000	28,016

Expedia Group, Inc., 3.60%, 12/15/23(b)	70,000	70,822
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	100,000	104,375
Match Group Holdings II LLC, 4.13%, 8/01/30(b)	75,000	77,250
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	106,000
5.88%, 11/15/28	50,000	61,750
6.38%, 5/15/29	75,000	95,250
5.38%, 11/15/29(b)	75,000	90,844

TripAdvisor, Inc., 7.00%, 7/15/25(b)	5,000	5,233
Uber Technologies, Inc., 7.50%, 5/15/25(b)	75,000	79,125
VeriSign, Inc., 4.75%, 7/15/27	100,000	108,578
		1,199,875
Investment Management Companies – 0.1%
Ares Capital Corp.,
3.63%, 1/19/22	60,000	61,639
4.25%, 3/01/25	100,000	102,759
		164,398
Iron/Steel – 0.1%
Commercial Metals Co., 5.38%, 7/15/27	100,000	104,257
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	40,072
United States Steel Corp., 12.00%, 6/01/25(b)	50,000	51,990
		196,319
	Par(a)	Value
Leisure Time – 0.0%(d)
Carnival Corp., 11.50%, 4/01/23(b)	$5,000	$5,437
Royal Caribbean Cruises Ltd., 9.13%, 6/15/23(b)	50,000	51,125
		56,562
Lodging – 0.1%
Las Vegas Sands Corp.,
3.20%, 8/08/24	20,000	20,074
3.90%, 8/08/29	100,000	100,098
		120,172
Machinery - Construction & Mining – 0.1%
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	119,600
Caterpillar Financial Services Corp.,
1.95%, 11/18/22	60,000	62,139
0.65%, 7/07/23	125,000	125,796
		307,535
Media – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 5/01/25(b)	200,000	206,250
4.75%, 3/01/30(b)	200,000	212,875
4.50%, 5/01/32(b)	100,000	105,500
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	200,000	213,095
2.80%, 4/01/31	100,000	104,923
DISH DBS Corp.,
5.88%, 11/15/24	100,000	104,270
7.75%, 7/01/26	50,000	56,380
7.38%, 7/01/28(b)	20,000	21,169

Nexstar Broadcasting, Inc., 5.63%, 7/15/27(b)	100,000	107,030
Scripps Escrow, Inc., 5.88%, 7/15/27(b)	75,000	75,375
Sirius XM Radio, Inc., 4.13%, 7/01/30(b)	115,000	121,360
		1,328,227
Mining – 0.1%
Arconic Corp., 6.13%, 2/15/28(b)	75,000	79,781
Freeport-McMoRan, Inc., 4.38%, 8/01/28	80,000	84,824

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Mining (Continued)
Joseph T Ryerson & Son, Inc., 8.50%, 8/01/28(b)	$15,000	$16,339
Kaiser Aluminum Corp., 6.50%, 5/01/25(b)	75,000	79,500
		260,444
Miscellaneous Manufacturing – 0.0%(d)
General Electric Co., 3.63%, 5/01/30	30,000	30,367
Hillenbrand, Inc., 5.75%, 6/15/25	25,000	26,875
		57,242
Oil & Gas – 0.6%
Apache Corp.,
4.25%, 1/15/30	50,000	48,140
5.10%, 9/01/40	25,000	24,250
4.75%, 4/15/43	25,000	23,812

Chevron Corp., 1.55%, 5/11/25	80,000	83,387
CNX Resources Corp., 7.25%, 3/14/27(b)	100,000	97,996
CVR Energy, Inc., 5.25%, 2/15/25(b)	25,000	22,813
EQT Corp.,
3.90%, 10/01/27	100,000	94,230
8.75%, 2/01/30	100,000	115,780

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	88,006
Hess Corp., 4.30%, 4/01/27	50,000	52,548
Noble Energy, Inc.,
3.85%, 1/15/28	30,000	34,263
3.25%, 10/15/29	20,000	22,491
Occidental Petroleum Corp.,
2.90%, 8/15/24	150,000	141,180
8.00%, 7/15/25	40,000	43,700
8.50%, 7/15/27	65,000	72,384
3.50%, 8/15/29	75,000	66,658
4.40%, 4/15/46	50,000	40,735

Range Resources Corp., 4.88%, 5/15/25	100,000	83,750
Southwestern Energy Co.,
7.50%, 4/01/26	100,000	93,825
7.75%, 10/01/27	75,000	70,522
		1,320,470
	Par(a)	Value
Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%, 2/15/26(b)	$75,000	$76,903
Silgan Holdings, Inc., 4.75%, 3/15/25	100,000	101,750
		178,653
Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.45%, 3/15/22(b)	100,000	104,008
3.85%, 6/15/24(b)	100,000	110,618
2.60%, 11/21/24(b)	200,000	213,879
3.20%, 11/21/29(b)	20,000	22,480

AdaptHealth LLC, 6.13%, 8/01/28(b)	30,000	31,264
Becton Dickinson and Co., 2.82%, 5/20/30	10,000	10,988
CVS Health Corp., 4.10%, 3/25/25	100,000	113,669
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/01/25(b)	100,000	108,750
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	217,368
Merck & Co., Inc., 0.75%, 2/24/26	65,000	65,990
Upjohn, Inc.,
1.13%, 6/22/22(b)	70,000	70,575
1.65%, 6/22/25(b)	30,000	30,873
2.70%, 6/22/30(b)	10,000	10,650

Zoetis, Inc., 2.00%, 5/15/30	100,000	105,822
		1,216,934
Pipelines – 0.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/01/27(b)	75,000	65,511
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	105,000	119,727
Cheniere Energy Partners L.P., 5.63%, 10/01/26	50,000	52,813
Energy Transfer Operating L.P., 4.05%, 3/15/25	50,000	52,735
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	38,757
EQM Midstream Partners L.P.,
4.13%, 12/01/26	100,000	97,250
6.50%, 7/01/27(b)	20,000	22,052

Hess Midstream Operations L.P., 5.13%, 6/15/28(b)	75,000	75,937

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Pipelines (Continued)

ONEOK, Inc., 2.75%, 9/01/24	$50,000	$50,870
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	75,000	72,562
Phillips 66 Partners L.P., 2.45%, 12/15/24	15,000	15,513
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28	60,000	66,041
4.50%, 5/15/30(b)	120,000	138,429

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	88,988
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(b)	70,000	76,384
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	51,125
4.75%, 8/15/28	25,000	25,182

Williams (The) Cos., Inc., 3.60%, 3/15/22	40,000	41,643
		1,151,519
Real Estate – 0.0%(d)
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 6/15/25(b)	20,000	20,989
Real Estate Investment Trusts – 0.8%
American Tower Corp.,
3.50%, 1/31/23	150,000	160,654
2.90%, 1/15/30	10,000	11,074

Camden Property Trust, 3.15%, 7/01/29	50,000	56,770
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	200,000	216,190
Crown Castle International Corp.,
3.20%, 9/01/24	30,000	32,703
1.35%, 7/15/25	200,000	204,201

Diversified Healthcare Trust, 9.75%, 6/15/25	100,000	110,375
Equinix, Inc.,
1.25%, 7/15/25	200,000	201,700
2.15%, 7/15/30	100,000	103,047

Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	53,823
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 1/15/31	75,000	77,831
	Par(a)	Value
Real Estate Investment Trusts (Continued)

Iron Mountain, Inc., 5.25%, 7/15/30(b)	$40,000	$41,950
iStar, Inc., 4.25%, 8/01/25	100,000	96,125
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/01/27	100,000	108,250
Public Storage, 3.39%, 5/01/29	25,000	29,354
Service Properties Trust,
7.50%, 9/15/25	50,000	53,021
4.38%, 2/15/30	75,000	61,219

Simon Property Group L.P., 3.50%, 9/01/25	65,000	71,583
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	52,625
Welltower, Inc., 4.00%, 6/01/25	25,000	27,963
		1,770,458
Retail – 0.2%
Dollar General Corp., 3.50%, 4/03/30	50,000	57,770
Gap (The), Inc.,
8.63%, 5/15/25(b)	50,000	55,110
8.88%, 5/15/27(b)	50,000	55,875
L Brands, Inc.,
6.88%, 7/01/25(b)	50,000	53,849
5.25%, 2/01/28	25,000	23,219

Lithia Motors, Inc., 5.25%, 8/01/25(b)	50,000	52,000
Lowe's Cos., Inc., 4.00%, 4/15/25	50,000	57,386
Macy's, Inc., 8.38%, 6/15/25(b)	25,000	26,110
Ross Stores, Inc., 4.70%, 4/15/27	30,000	35,409
Yum! Brands, Inc., 4.75%, 1/15/30(b)	50,000	54,250
		470,978
Semiconductors – 0.6%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	110,000
Broadcom, Inc.,
4.70%, 4/15/25(b)	225,000	257,323
4.25%, 4/15/26(b)	100,000	112,954
4.30%, 11/15/32(b)	120,000	137,640

Intel Corp., 3.75%, 3/25/27	200,000	235,481
Microchip Technology, Inc., 4.25%, 9/01/25(b)	100,000	105,121

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Semiconductors (Continued)

Micron Technology, Inc., 4.64%, 2/06/24	$30,000	$33,330
Qorvo, Inc., 4.38%, 10/15/29(b)	100,000	107,750
QUALCOMM, Inc., 2.60%, 1/30/23	200,000	210,649
		1,310,248
Software – 0.4%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(b)	20,000	20,731
Camelot Finance S.A., 4.50%, 11/01/26(b)	50,000	51,750
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25(b)	100,000	102,250
Intuit, Inc.,
0.65%, 7/15/23	55,000	55,352
0.95%, 7/15/25	85,000	86,064
1.35%, 7/15/27	60,000	61,479
1.65%, 7/15/30	45,000	46,511

MSCI, Inc., 3.88%, 2/15/31(b)	100,000	108,625
Nuance Communications, Inc., 5.63%, 12/15/26	125,000	133,281
Oracle Corp., 3.40%, 7/08/24	110,000	121,326
		787,369
Telecommunications – 1.0%
AT&T, Inc.,
3.40%, 6/15/22	200,000	211,042
3.60%, 2/17/23	200,000	214,539
2/01/28(j)	175,000	178,097

Cincinnati Bell, Inc., 7.00%, 7/15/24(b)	75,000	77,601
Embarq Corp., 8.00%, 6/01/36	25,000	29,300
Motorola Solutions, Inc., 4.60%, 5/23/29	50,000	58,635
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	64,835
8.75%, 3/15/32	50,000	77,125

Sprint Corp., 7.13%, 6/15/24	100,000	116,655
T-Mobile USA, Inc.,
3.50%, 4/15/25(b)	385,000	424,559
1.50%, 2/15/26(b)	330,000	334,649
Verizon Communications, Inc.,
5.15%, 9/15/23	100,000	114,192
3.00%, 3/22/27	100,000	112,677
	Par(a)	Value
Telecommunications (Continued)
ViaSat, Inc.,
5.63%, 4/15/27(b)	$100,000	$105,970
6.50%, 7/15/28(b)	115,000	118,128
		2,238,004
Transportation – 0.0%(d)
Kansas City Southern, 2.88%, 11/15/29	40,000	43,875
XPO Logistics, Inc., 6.25%, 5/01/25(b)	50,000	54,063
		97,938
Trucking & Leasing – 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/01/27(b)	320,000	330,400
Total Corporate Bonds (Cost $31,074,345)		31,668,410

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation – 2.1%
Pool,
#QA2226, 3.00%, 7/01/46	95,067	101,213
#QA2237, 3.00%, 7/01/46	215,351	229,274
#QA8965, 3.00%, 4/01/50	50,000	52,936
#RA3022, 2.50%, 6/01/50	51,000	54,128
#ZS4693, 3.00%, 12/01/46	3,948,219	4,188,936
		4,626,487
Federal Home Loan Mortgage Corporation Gold – 0.3%
Pool,
#G08697, 3/01/46(j)	304,000	323,104
#G08737, 12/01/46(j)	329,000	349,110
		672,214
Federal National Mortgage Association – 2.9%
Pool,
#AS5640, 3.50%, 8/01/45	97,873	106,134
#CA5182, 4.50%, 2/01/50	1,269,594	1,382,167
#CA5575, 4.00%, 4/01/50	792,124	851,360
#CA6598, 8/01/50(j)	77,000	80,933
#MA3238, 3.50%, 1/01/48	3,587,048	3,791,464
#MA4026, 5/01/50(j)	180,000	191,773
		6,403,831

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association – 2.2%
Pool TBA, 8/01/50(j)	$4,625,000	$4,899,559
Government National Mortgage Association II – 2.0%
Pool,
#MA4125, 12/20/46(j)	75,000	79,875
#MA6412, 4.50%, 1/20/50	520,055	555,085
#MA6711, 3.50%, 6/20/50	2,244,958	2,375,507
#MA6766, 7/20/50(j)	1,425,000	1,509,774
		4,520,241
Uniform Mortgage-Backed Securities – 5.7%
Pool TBA,
8/01/35(j)	4,175,000	4,384,016
8/01/50(j)	7,191,000	7,632,618
9/01/50(j)	791,000	834,911
		12,851,545
Total Mortgage-Backed Securities (Cost $33,970,915)		33,973,877

Foreign Issuer Bonds – 2.3%
Canada – 0.7%
Bank of Montreal, 2.05%, 11/01/22	100,000	103,701
Bank of Nova Scotia (The), 2.70%, 3/07/22	100,000	103,764
Brookfield Asset Management, Inc., 4.00%, 1/15/25	50,000	55,126
Brookfield Finance, Inc., 4.85%, 3/29/29	20,000	24,019
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	70,000	70,705
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28(b)	100,000	103,500
Cenovus Energy, Inc.,
3.80%, 9/15/23	25,000	25,066
5.38%, 7/15/25	10,000	10,002
4.25%, 4/15/27	100,000	95,062

Kinross Gold Corp., 5.95%, 3/15/24	26,000	29,548
Methanex Corp.,
5.25%, 3/01/22	50,000	50,000
5.25%, 12/15/29	75,000	72,563

New Gold, Inc., 7.50%, 7/15/27(b)	15,000	16,313
Parkland Corp., 5.88%, 7/15/27(b)	50,000	53,000
Royal Bank of Canada, 1.95%, 1/17/23	100,000	103,590
	Par(a)	Value
Canada (Continued)

Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC, 7.00%, 7/15/26(b)	$401,000	$432,880
Suncor Energy, Inc., 3.10%, 5/15/25	100,000	108,607
Toronto-Dominion Bank (The), 3.25%, 3/11/24	50,000	54,811
		1,512,257
Netherlands – 0.1%
NXP B.V./NXP Funding LLC, 3.88%, 9/01/22(b)	200,000	211,832
Luxembourg – 0.0%(d)
ArcelorMittal S.A.,
6.13%, 6/01/25	50,000	57,975
4.25%, 7/16/29	50,000	53,020
		110,995
United Kingdom – 0.6%
Barclays PLC, (3M USD LIBOR + 1.40%), 4.61%, 2/15/23(i)	200,000	210,747
BAT Capital Corp.,
2.76%, 8/15/22	130,000	135,166
3.56%, 8/15/27	100,000	110,114

HSBC Holdings PLC, (3M USD LIBOR + 1.06%), 3.26%, 3/13/23(i)	200,000	207,482
Reynolds American, Inc., 4.45%, 6/12/25	125,000	142,165
Santander UK PLC, 2.10%, 1/13/23	200,000	207,292
Unilever Capital Corp., 3.38%, 3/22/25	100,000	111,996
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(b)	200,000	213,980
		1,338,942
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	200,000	205,803
Mizuho Financial Group, Inc., (3M USD LIBOR + 0.99%), 1.26%, 7/10/24(c)	200,000	200,608
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	203,083
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	211,899
1.47%, 7/08/25	200,000	205,002
		1,026,395

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Germany – 0.1%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(i)	$200,000	$191,128
Switzerland – 0.2%
Credit Suisse A.G., 2.80%, 4/08/22	250,000	259,805
Novartis Capital Corp., 2.20%, 8/14/30	100,000	108,949
		368,754
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	220,000	223,739
Brazil – 0.0%(d)
Vale Overseas Ltd., 3.75%, 7/08/30	80,000	85,878
Total Foreign Issuer Bonds (Cost $5,003,045)		5,069,920

	Number of Shares
Master Limited Partnerships – 0.2%
Pipelines – 0.2%
CNX Midstream Partners L.P.	62,554	560,484
Total Master Limited Partnerships (Cost $522,341)		560,484

Short-Term Investments – 20.8%
Money Market Fund – 20.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.07%(k)	46,590,242	46,590,242
Total Short-Term Investments (Cost $46,590,242)		46,590,242

Rights – 0.0%(d)
Biotechnology – 0.0%(d)
Stemline Therapeutics, Inc. CVR(l)*	33,076	10,915
Pharmaceuticals – 0.0%(d)
Elanco Animal Health, Inc.*	22,842	—
Total Rights (Cost $10,915)		10,915

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(d)
Put Options – 0.0%(d)
ForeScout Technologies, Inc.,
Strike Price $20.00, Expires 8/21/20	24	69,576	$3,000
Strike Price $14.00, Expires 8/21/20	8	23,192	480
Strike Price $15.00, Expires 8/21/20	27	78,273	837
iShares iBoxx $ Investment Grade Corporate Bond ETF, Strike Price $130.00, Expires 1/15/21	60	633,713	9,000
			13,317
Total Purchased Options (Cost $17,294)			13,317
Total Long Positions – 107.7% (Cost $236,125,502)			240,929,743

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Short Positions – (15.9)%
Common Stocks – (15.9)%
Aerospace/Defense – (0.0)%(d)
Kaman Corp.	(1,882)	$(74,320)
Airlines – (0.2)%
Copa Holdings S.A., Class A	(5,167)	(214,120)
Southwest Airlines Co.	(9,485)	(292,992)
		(507,112)
Apparel – (0.0)%(d)
Under Armour, Inc., Class C*	(10,554)	(100,158)
Auto Parts & Equipment – (0.9)%
Aptiv PLC	(2,443)	(189,944)
BorgWarner, Inc.	(47,827)	(1,750,468)
Meritor, Inc.*	(3,903)	(88,793)
		(2,029,205)
Banks – (1.9)%
Morgan Stanley	(86,113)	(4,209,203)
Biotechnology – (0.9)%
Apellis Pharmaceuticals, Inc.*	(5,969)	(154,537)
Exact Sciences Corp.*	(3,596)	(340,721)
Gossamer Bio, Inc.*	(13,878)	(165,426)
Halozyme Therapeutics, Inc.*	(16,375)	(445,236)
Innoviva, Inc.*	(12,909)	(174,852)
Insmed, Inc.*	(5,682)	(148,414)
Ionis Pharmaceuticals, Inc.(f)*	(3,209)	(184,710)
Ligand Pharmaceuticals, Inc.*	(637)	(74,644)
Novavax, Inc.*	(1,186)	(169,717)
Radius Health, Inc.*	(4,128)	(51,806)
Retrophin, Inc.*	(3,796)	(75,465)
Theravance Biopharma, Inc.*	(4,964)	(96,401)
		(2,081,929)
Chemicals – (0.0)%(d)
International Flavors & Fragrances, Inc.	(694)	(87,409)
Commercial Services – (0.8)%
2U, Inc.*	(6,660)	(313,653)
Chegg, Inc.*	(4,189)	(339,183)
FTI Consulting, Inc.*	(3,571)	(426,520)
Sabre Corp.	(34,267)	(259,059)
Worldline S.A. (France)(b)*	(3,897)	(335,256)
		(1,673,671)
	Number of Shares	Value
Computers – (0.2)%
Lumentum Holdings, Inc.*	(4,168)	$(386,915)
NCR Corp.*	(7,358)	(135,608)
		(522,523)
Cosmetics/Personal Care – (0.5)%
Unilever PLC (United Kingdom)	(12,289)	(731,749)
Unilever PLC ADR (United Kingdom)	(6,143)	(371,528)
		(1,103,277)
Diversified Financial Services – (2.1)%
Affiliated Managers Group, Inc.	(1,510)	(103,873)
Charles Schwab (The) Corp.	(106,803)	(3,540,520)
Cowen, Inc., Class A	(17,882)	(294,517)
Encore Capital Group, Inc.*	(6,281)	(229,445)
I3 Verticals, Inc., Class A*	(5,085)	(122,955)
PRA Group, Inc.*	(6,370)	(251,997)
WisdomTree Investments, Inc.	(11,907)	(42,865)
		(4,586,172)
Electric – (0.1)%
NRG Energy, Inc.	(6,345)	(214,524)
Electronics – (0.5)%
Fortive Corp.	(3,303)	(231,838)
II-VI, Inc.(f)*	(9,681)	(491,020)
Knowles Corp.*	(8,719)	(133,052)
OSI Systems, Inc.*	(1,911)	(135,604)
Vishay Intertechnology, Inc.	(4,194)	(65,804)
		(1,057,318)
Energy - Alternate Sources – (0.2)%
Enphase Energy, Inc.(f)*	(3,374)	(203,655)
SunPower Corp.*	(3,359)	(31,339)
Sunrun, Inc.*	(6,608)	(242,448)
		(477,442)
Engineering & Construction – (0.1)%
Granite Construction, Inc.	(11,281)	(191,326)
Entertainment – (0.2)%
Evolution Gaming Group AB (Sweden)(b)	(1,889)	(128,189)
Flutter Entertainment PLC (Ireland)	(1)	(86)
Penn National Gaming, Inc.*	(8,800)	(297,880)
		(426,155)

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Food – (0.3)%
Chefs' Warehouse (The), Inc.*	(7,197)	$(82,981)
Just Eat Takeaway.com N.V. (Netherlands)(b)*	(4,380)	(472,678)
		(555,659)
Healthcare - Products – (0.1)%
NanoString Technologies, Inc.*	(4,471)	(161,448)
Varex Imaging Corp.*	(2,419)	(37,930)
		(199,378)
Healthcare - Services – (0.1)%
Invitae Corp.(f)*	(10,901)	(318,309)
Home Builders – (0.1)%
Winnebago Industries, Inc.(f)	(4,756)	(287,310)
Insurance – (0.8)%
Aon PLC, Class A	(9,081)	(1,863,603)
Internet – (1.3)%
Boingo Wireless, Inc.*	(1,972)	(28,496)
Farfetch Ltd., Class A (United Kingdom)(f)*	(11,690)	(299,615)
JOYY, Inc. ADR (China)(f)*	(4,383)	(349,851)
Match Group, Inc.*	(5,712)	(586,638)
Meet Group (The), Inc.*	(45,065)	(280,755)
Momo, Inc. ADR (China)	(1,668)	(30,808)
Palo Alto Networks, Inc.*	(1,051)	(268,972)
Perficient, Inc.*	(7,263)	(284,782)
Q2 Holdings, Inc.*	(3,882)	(365,102)
Zillow Group, Inc., Class C(f)*	(5,144)	(351,798)
		(2,846,817)
Leisure Time – (0.5)%
Callaway Golf Co.(f)	(11,400)	(217,170)
Norwegian Cruise Line Holdings Ltd.(f)*	(41,757)	(569,565)
Royal Caribbean Cruises Ltd.	(4,791)	(233,370)
		(1,020,105)
Lodging – (0.1)%
Huazhu Group Ltd. ADR (China)	(5,679)	(194,960)
Mining – (0.1)%
First Majestic Silver Corp. (Canada)(f)*	(11,708)	(156,068)
	Number of Shares	Value
Oil & Gas – (0.7)%
Chevron Corp.	(11,586)	$(972,529)
CNX Resources Corp.*	(55,046)	(531,194)
		(1,503,723)
Oil & Gas Services – (0.0)%(d)
Helix Energy Solutions Group, Inc.*	(14,414)	(60,395)
Pharmaceuticals – (0.2)%
Aerie Pharmaceuticals, Inc.*	(5,580)	(64,505)
Coherus Biosciences, Inc.*	(8,560)	(150,570)
Flexion Therapeutics, Inc.*	(5,909)	(80,185)
Jazz Pharmaceuticals PLC*	(1,438)	(155,664)
		(450,924)
Pipelines – (0.0)%(d)
Cheniere Energy, Inc.*	(654)	(32,360)
Real Estate Investment Trusts – (0.6)%
American Homes 4 Rent, Class A	(1,272)	(36,888)
Colony Capital, Inc.	(22,588)	(43,369)
Invitation Homes, Inc.	(1,333)	(39,750)
iStar, Inc.	(38,681)	(449,086)
PennyMac Mortgage Investment Trust	(2,172)	(40,942)
QTS Realty Trust, Inc., Class A	(9,030)	(649,709)
		(1,259,744)
Retail – (0.7)%
American Eagle Outfitters, Inc.(f)	(46,748)	(467,480)
Bloomin' Brands, Inc.(f)	(40,243)	(463,599)
Burlington Stores, Inc.*	(906)	(170,328)
Dick's Sporting Goods, Inc.	(7,870)	(359,029)
National Vision Holdings, Inc.*	(5,639)	(180,392)
		(1,640,828)
Semiconductors – (0.0)%(d)
Cree, Inc.*	(1,220)	(84,082)
Software – (1.3)%
Avaya Holdings Corp.*	(3,607)	(45,665)
Bilibili, Inc. ADR (China)*	(5,762)	(251,108)
Cerence, Inc.*	(2,819)	(111,801)
Envestnet, Inc.*	(4,484)	(364,101)
Everbridge, Inc.(f)*	(1,289)	(184,069)
Health Catalyst, Inc.*	(3,391)	(118,346)
j2 Global, Inc.*	(2,950)	(167,324)
New Relic, Inc.*	(2,269)	(160,895)

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Nuance Communications, Inc.*	(10,263)	$(280,693)
Sailpoint Technologies Holdings, Inc.*	(12,602)	(396,963)
Splunk, Inc.*	(367)	(77,004)
Tabula Rasa HealthCare, Inc.*	(4,317)	(242,615)
Workday, Inc., Class A*	(1,042)	(188,519)
Workiva, Inc.*	(3,771)	(210,799)
		(2,799,902)
Telecommunications – (0.2)%
Infinera Corp.*	(22,192)	(175,095)
Motorola Solutions, Inc.	(1,092)	(152,661)
Vonage Holdings Corp.*	(14,304)	(170,933)
		(498,689)
Transportation – (0.2)%
Air Transport Services Group, Inc.*	(7,963)	(194,058)
SEACOR Holdings, Inc.*	(3,116)	(90,613)
SFL Corp. Ltd. (Norway)	(11,712)	(97,327)
		(381,998)
Total Common Stocks (Proceeds $32,957,113)		(35,496,598)
	Number of Shares	Value

Investment Companies – (0.0)%(d)
Consumer Discretionary Select Sector SPDR Fund	(234)	$(32,058)
iShares Russell Mid-Cap Growth ETF	(260)	(44,434)
iShares U.S. Real Estate ETF	(303)	(24,864)
Total Investment Companies (Proceeds $88,096)		(101,356)
Total Short Positions – (15.9)% (Proceeds $33,045,209)		(35,597,954)
Total Written Options – (0.1)% (Premiums Received $179,560)		(194,818)
Other Assets less Liabilities – 8.3%(m)		18,503,979
NET ASSETS – 100.0%		$223,640,950
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable rate security. Rate as of July 31, 2020 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(f)	Security represents underlying investment on open options contracts.
(g)	Security sold outside United States without registration under the Securities Act of 1933.
(h)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2020 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2020.
(k)	7-day current yield as of July 31, 2020 is disclosed.
(l)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedules of Investments). The fair value price of $0.33 is based on a discount pricing model. During the fiscal period, the Fund acquired $10,915 of this asset.
(m)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali
CMS	Constant Maturity Swap
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To be announced
USD	United States Dollar
Concentration by Currency (%)
U.S. Dollar	70.2
All other currencies less than 5%	29.8
Total	100.0

Country Diversification (%)
United States	66.2
All other countries less than 5%	33.8
Total	100.0

Futures Contracts outstanding at July 31, 2020:
Exchange Traded
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	1	9/08/2020	EUR	173,147	$6,397
10-Year Bond	15	9/15/2020	AUD	1,601,656	10,107
10-Year Bond	9	9/21/2020	CAD	1,039,456	4,201
U.S. Ultra Bond	10	9/21/2020	USD	2,276,875	158,578
Long GILT	4	9/28/2020	GBP	725,448	3,355
2-Year U.S. Treasury Note	12	9/30/2020	USD	2,651,813	2,242
Total Long Contracts					$184,880
Short Contracts
Euro Bund	(9)	9/08/2020	EUR	1,881,988	$(14,804)
Euro-OAT	(2)	9/08/2020	EUR	397,558	(8,174)
10-Year U.S. Treasury Note	(10)	9/21/2020	USD	1,400,781	(7,785)
Ultra 10-Year U.S. Treasury Note	(13)	9/21/2020	USD	2,070,250	(50,859)
5-Year U.S. Treasury Note	(7)	9/30/2020	USD	882,875	(2,961)
Total Short Contracts					$(84,583)
					$100,297
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/15/20	Euro	2,740,350	U.S. Dollars	3,094,668	Morgan Stanley	$136,592
09/15/20	New Zealand Dollars	21,200	U.S. Dollars	13,787	Morgan Stanley	274
09/15/20	Swedish Krona	48,000	U.S. Dollars	5,221	Morgan Stanley	248
09/16/20	U.S. Dollars	11,858	Euro	10,000	Morgan Stanley	66
09/15/20	U.S. Dollars	26,742	Euro	22,670	Morgan Stanley	11
09/15/20	U.S. Dollars	228	Swedish Krona	2,000	Morgan Stanley	—
Total Unrealized Appreciation						$137,191

09/16/20	U.S. Dollars	5,160	Hong Kong Dollars	40,000	Barclays	$(1)
09/15/20	Swedish Krona	10,200	U.S. Dollars	1,168	Morgan Stanley	(6)
09/16/20	U.S. Dollars	7,409	Canadian Dollars	10,000	JPMorgan Chase	(58)
09/16/20	U.S. Dollars	7,377	Canadian Dollars	10,000	Goldman Sachs	(89)
09/16/20	U.S. Dollars	7,157	Singapore Dollars	10,000	Goldman Sachs	(121)
09/15/20	U.S. Dollars	4,083	Swedish Krona	37,100	Morgan Stanley	(144)
09/16/20	U.S. Dollars	5,092	Polish Zloty	20,000	Goldman Sachs	(250)
09/16/20	U.S. Dollars	5,016	Polish Zloty	20,000	Morgan Stanley	(326)
09/16/20	U.S. Dollars	11,389	Euro	10,000	JPMorgan Chase	(403)
09/16/20	U.S. Dollars	12,632	British Pounds	10,000	Barclays	(461)
09/16/20	U.S. Dollars	11,310	Euro	10,000	Deutsche Bank	(482)
09/15/20	U.S. Dollars	593,084	New Zealand Dollars	908,400	Morgan Stanley	(9,395)
09/15/20	U.S. Dollars	5,515,133	Euro	4,836,490	Morgan Stanley	(187,773)
Total Unrealized Depreciation						$(199,509)
Net Unrealized Depreciation						$(62,318)
Written Call Option Contracts outstanding at July 31, 2020:
Exchange Traded
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
American Eagle Outfitters, Inc.	ISI Group, Inc.	185	USD	185,000	9.00	8/21/2020	$(24,420)
Bloomin' Bands, Inc.	ISI Group, Inc.	145	USD	167,040	10.00	8/21/2020	(29,435)
Callaway Golf Co.	ISI Group, Inc.	38	USD	72,390	18.00	8/21/2020	(7,315)
Enphase Energy, Inc.	ISI Group, Inc.	13	USD	78,468	45.00	8/21/2020	(21,547)
Everbridge, Inc.	ISI Group, Inc.	4	USD	57,120	150.00	8/21/2020	(2,440)
Farfetch Ltd., Class A	ISI Group, Inc.	33	KYD	84,579	21.00	8/21/2020	(17,490)
First Majestic Silver Corp.	ISI Group, Inc.	54	CAD	71,982	10.00	8/21/2020	(18,252)
II-VI, Inc.	ISI Group, Inc.	26	USD	131,872	45.00	8/21/2020	(17,290)
Invitae Corp.	ISI Group, Inc.	37	USD	108,040	30.00	9/18/2020	(10,212)
Ionis Pharmaceuticals, Inc.	ISI Group, Inc.	13	USD	74,828	60.00	8/21/2020	(2,210)
JOYY, Inc.	ISI Group, Inc.	14	KYD	111,748	90.00	8/21/2020	(2,170)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Norwegian Cruise Line Holdings, Ltd.	Instinet	126	BMD	171,864	15.00	9/18/2020	$(18,774)
Winnebago Industries, Inc.	ISI Group, Inc.	16	USD	96,656	65.00	9/18/2020	(4,120)
Zillow Group, Inc.	ISI Group, Inc.	19	USD	129,371	60.00	8/21/2020	(19,143)
Total Written Call Options Contracts (Premiums Received $179,560)							$(194,818)
Long Contracts for Difference at July 31, 2020:
Over the Counter
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,036	Monthly	$(7,447)
AbbVie, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	947	Monthly	(3,184)
Advanced Micro Devices, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,486	Monthly	99,065
Allison Transmission Holdings Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	5,092	Monthly	6,825
Allstate Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,616	Monthly	14,093
Altice USA, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	22,690	Monthly	70,795
Altria Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	9,809	Monthly	10,362
Altria Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,141	Monthly	(362)
AMC Networks, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	439	Monthly	(1,428)
American Electric Power Co., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,934	Monthly	11,174
American Express Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,052	Monthly	469
American International Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	4,613	Monthly	10,542
AmerisourceBergen Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,089	Monthly	(2,590)
Amgen, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,048	Monthly	(6,750)
Amgen, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	409	Monthly	(3,221)
Anthem, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	320	Monthly	3,559
Anthem, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	185	Monthly	717
Arrow Electronics, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,907	Monthly	18,556
Arrow Electronics, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,846	Monthly	14,850
Ashland Global Holdings, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,183	Monthly	8,758
Ashland Global Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,131	Monthly	6,192
AutoNation, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	394	Monthly	2,860
AutoZone, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	364	Monthly	29,462
AutoZone, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	176	Monthly	10,062
Avangrid, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,539	Monthly	10,888
Avangrid, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,580	Monthly	7,717
Avnet, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	8,499	Monthly	2,265
Barrick Gold Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	7,542	Monthly	8,943
Barrick Gold Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,197	Monthly	8,493
Baxter International, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,929	Monthly	5,045
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Biogen, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	936	Monthly	$(5,176)
Biogen, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	144	Monthly	(1,224)
Boston Properties, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,846	Monthly	(7,570)
Boyd Gaming Corp.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	2,524	Monthly	357
Brighthouse Financial, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	697	Monthly	591
Brighthouse Financial, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	332	Monthly	(287)
Brinks	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	5,455	Monthly	21,746
Bristol-Myers Squibb Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	7,310	Monthly	(4,046)
Bristol-Myers Squibb Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,571	Monthly	(3,263)
Brixmor Property Group REIT, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	11,408	Monthly	(8,234)
Brixmor Property Group REIT, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,473	Monthly	(2,464)
Builders FirstSource, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,613	Monthly	7,397
Builders FirstSource, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	635	Monthly	865
Campbell Soup	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	6,785	Monthly	569
Campbell Soup	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	6,099	Monthly	1,934
Capital One Financial Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	6,012	Monthly	1,517
Capital One Financial Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,838	Monthly	5,906
Cardinal Health, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	8,843	Monthly	34,159
Cardinal Health, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,272	Monthly	5,384
Carlisle Companies, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,898	Monthly	(4,169)
Caterpillar, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,796	Monthly	5,027
CDK Global, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	6,070	Monthly	27,211
Celanese Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	21	Monthly	108
CenterPoint Energy, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	16,197	Monthly	(4,226)
CenterPoint Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	831	Monthly	(344)
CenturyLink, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	44,143	Monthly	(7,319)
Chemours (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	235	Monthly	416
Cimarex Energy Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	77	Monthly	(116)
Cisco Systems, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	5,490	Monthly	7,248
Cisco Systems, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,745	Monthly	955
Clorox (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,928	Monthly	19,567
CME Group, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	149	Monthly	(290)
CNX Resources Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	12,522	Monthly	11,135
CommScope Holding Co., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	692	Monthly	359
Conagra Brands, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	8,689	Monthly	6,810
Conagra Brands, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	481	Monthly	500
Concho Resources, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,351	Monthly	5,605
Concho Resources, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,264	Monthly	1,058
ConocoPhillips	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	4,366	Monthly	(15,907)
CSX Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,658	Monthly	1,960
CSX Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	4,054	Monthly	7,756
CVS Health Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	4,965	Monthly	(2,142)
CVS Health Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,437	Monthly	(5,340)
Dana, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	9,638	Monthly	(15,473)
Dana, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	9,227	Monthly	(5,955)
DaVita, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,823	Monthly	10,291
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
DaVita, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,372	Monthly	$12,882
Deere & Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,730	Monthly	30,974
Deere & Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,090	Monthly	3,102
Devon Energy Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	27,711	Monthly	1,652
Devon Energy Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	19,687	Monthly	(4,944)
Diamondback Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,323	Monthly	(238)
Discover Financial Services	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,434	Monthly	227
Discovery, Inc., Series A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,148	Monthly	(2,093)
Dollar General Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	986	Monthly	3,709
Dollar General Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	571	Monthly	570
Dover Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,851	Monthly	10,610
DXC Technology	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	20,964	Monthly	43,286
DXC Technology	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	11,372	Monthly	15,503
Eastman Chemical Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,812	Monthly	13,560
Eastman Chemical Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,655	Monthly	(1,584)
Ebay, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,788	Monthly	457
Entergy Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,624	Monthly	12,012
EOG Resources, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,234	Monthly	(933)
EQT Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	555	Monthly	868
Equifax, Inc.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	33	Monthly	24
Equity Residential	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,712	Monthly	(10,112)
Equity Residential	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,082	Monthly	(3,471)
Essex Property Trust, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	689	Monthly	(2,516)
Essex Property Trust, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	659	Monthly	(3,509)
Exelon Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	10,518	Monthly	13,944
Exelon Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	5,987	Monthly	3,521
FMC Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,467	Monthly	12,432
FMC Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	367	Monthly	(673)
Gaming and Leisure Properties	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	15	Monthly	56
General Mills, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	6,232	Monthly	1,322
General Mills, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,576	Monthly	(4,937)
Gilead Sciences, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,008	Monthly	(18,773)
Gilead Sciences, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	953	Monthly	(6,489)
Goodyear Tire & Rubber (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	13,346	Monthly	1,066
Goodyear Tire & Rubber (The) Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,796	Monthly	(1,116)
Halliburton Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	14,103	Monthly	25,702
Harley-Davidson, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	10,252	Monthly	(2,661)
Hartford Financial Services Group (The), Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,504	Monthly	6,262
Hasbro, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	16	Monthly	1
HD Supply Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	6,509	Monthly	9,067
HD Supply Holdings, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,905	Monthly	(1,331)
Hewlett Packard Enterprise Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	4,809	Monthly	2,072
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,090	Monthly	(12,630)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Home Depot (The), Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	170	Monthly	$1,394
HP, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	15,146	Monthly	8,724
Humana, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	112	Monthly	(172)
Hyatt Hotels Corp., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	571	Monthly	(1,483)
Intel Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	4,981	Monthly	(47,323)
Intel Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	979	Monthly	(9,336)
International Paper Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	13,475	Monthly	2,177
International Paper Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,943	Monthly	(7,783)
Interpublic Group of Companies, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	7,654	Monthly	7,093
Interpublic Group of Companies, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,345	Monthly	(388)
JB Hunt Transport Services, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	616	Monthly	(727)
Kimco Realty Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	26,753	Monthly	(15,710)
Kinder Morgan, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	15,638	Monthly	(7,231)
Kinder Morgan, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	9,141	Monthly	(6,442)
Kohls Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,996	Monthly	(16,371)
Kroger (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	14,311	Monthly	29,572
Kroger (The) Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,055	Monthly	3,631
Lamar Advertising Co., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,425	Monthly	(400)
Lamar Advertising Co., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	665	Monthly	544
Life Storage, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,960	Monthly	5,900
Life Storage, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,171	Monthly	3,208
LIncoln National Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,347	Monthly	5,193
Lockheed Martin Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,196	Monthly	31,884
Lockheed Martin Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	435	Monthly	6,135
Lowe's Cos., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,418	Monthly	27,815
Lowe's Cos., Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	743	Monthly	5,516
LyondellBasell Industries N.V., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,822	Monthly	(13,285)
Marathon Petroleum Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	36,123	Monthly	(6,588)
Marathon Petroleum Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	31,086	Monthly	(4,048)
Marriott International, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,167	Monthly	(30,790)
Marsh & McLennan Cos., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,170	Monthly	14,706
Marsh & McLennan Cos., Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	520	Monthly	2,604
Mcdonalds Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,670	Monthly	9,238
Mcdonalds Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	377	Monthly	775
McKesson Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,247	Monthly	(7,385)
McKesson Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,873	Monthly	7,542
Metlife, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	8,500	Monthly	5,242
MGIC Investment Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	36,188	Monthly	24,316
Mid-America Apartment Communities, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,070	Monthly	7,236
Motorola Solutions, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	706	Monthly	3,405
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Murphy Oil Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	28,902	Monthly	$(3,220)
Mylan N.V.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	55	Monthly	(48)
NCR Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	5,334	Monthly	6,886
NCR Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,628	Monthly	1,469
Newell Brands, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	11,741	Monthly	(3,882)
Newell Brands, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,022	Monthly	1,791
Newmont Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	6,145	Monthly	35,595
Newmont Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,311	Monthly	23,800
Nexstar Media Group, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,495	Monthly	6,328
Norfolk Southern Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,030	Monthly	16,679
Norfolk Southern Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	765	Monthly	7,171
Northrop Grumman Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,501	Monthly	35,866
Northrop Grumman Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	510	Monthly	11,934
NRG Energy, Inc.	U.S. Federal Funds Rate - 0.18%	6/10/2030	JPMorgan Chase	USD	7,828	Monthly	3,565
Nucor Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	5,278	Monthly	6,302
Nucor Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,821	Monthly	227
NXP Semiconductors N.V.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	553	Monthly	(188)
NXP Semiconductors N.V.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	125	Monthly	(339)
Occidental Petroleum Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	7,145	Monthly	(4,517)
Omnicom Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	7,669	Monthly	(1,358)
Omnicom Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	3,909	Monthly	(8,771)
Ovintiv, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	14,552	Monthly	(2,538)
Ovintiv, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	13,747	Monthly	(8,128)
Packaging Corp. of America	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,810	Monthly	(19,483)
Packaging Corp. of America	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,850	Monthly	(4,122)
Parker-Hannifin Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,075	Monthly	(6,225)
Pfizer, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	8,903	Monthly	40,007
Phillips 66	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,229	Monthly	(3,598)
PPL Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	8,916	Monthly	7,752
Prudential Financial, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,435	Monthly	4,783
Prudential Financial, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,139	Monthly	(2,095)
Public Storage	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	22	Monthly	165
PulteGroup, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	6,369	Monthly	51,496
PulteGroup, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,979	Monthly	14,641
QUALCOMM, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,914	Monthly	25,677
Quest Diagnostics, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,982	Monthly	15,836
Ralph Lauren Corp., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,252	Monthly	2,085
Raymond James Financial, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	534	Monthly	495
Regency Centers Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,175	Monthly	(4,106)
Reinsurance Group of America, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	714	Monthly	5,046
Republic Services, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,003	Monthly	2,872
Rite Aid Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	380	Monthly	(360)
Rite Aid Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	328	Monthly	12
Ryder System, Inc.	U.S. Federal Funds Rate - 0.18%	6/10/2030	JPMorgan Chase	USD	955	Monthly	(6,379)
Sally Beauty Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,417	Monthly	(685)
Sealed Air Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	206	Monthly	(258)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Service Corp., (US) International	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,376	Monthly	$5,966
Service Corp., (US) International	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	364	Monthly	1,564
Simon Property Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	228	Monthly	(124)
SInclair Broadcast Group, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	11,683	Monthly	20,245
Southern (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,555	Monthly	5,332
Southern (The) Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,565	Monthly	3,369
Southwest Airlines Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	7,440	Monthly	(32,830)
Southwest Airlines Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,163	Monthly	(9,516)
Spectrum Brands Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,112	Monthly	26,914
Steel Dynamics, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	8,275	Monthly	2,988
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	5,740	Monthly	(724)
Target Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,841	Monthly	28,163
Target Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,324	Monthly	5,441
TEGNA, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	23,443	Monthly	17,815
TEGNA, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	9,622	Monthly	2,588
Toll Brothers, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	9,486	Monthly	36,616
Toll Brothers, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,517	Monthly	17,688
TRI Pointe Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	7,500	Monthly	5,639
TRI Pointe Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	4,269	Monthly	3,892
Trinity Industries, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	6,360	Monthly	(6,822)
Union Pacific Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,088	Monthly	7,355
Union Pacific Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,262	Monthly	(2,873)
United Rentals North America, Inc.	U.S. Federal Funds Rate + 0.08%	6/10/2030	Goldman Sachs	USD	1,384	Monthly	(3,040)
United Rentals North America, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,354	Monthly	7,308
Universal Health Services, Inc., Class B	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,072	Monthly	32,515
Universal Health Services, Inc., Class B	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,012	Monthly	12,082
Valero Energy Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	7,514	Monthly	(7,939)
Valero Energy Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,109	Monthly	(1,451)
Vistra Operations Co. LLC	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	13,496	Monthly	(10,383)
Vistra Operations Co. LLC	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	4,949	Monthly	(3,178)
Voya Financial, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	6,116	Monthly	1,524
Vulcan Materials	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,422	Monthly	(7,769)
Vulcan Materials	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,383	Monthly	(5,706)
W.W. Grainger, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	668	Monthly	16,713
W.W. Grainger, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	115	Monthly	904
Walmart, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,963	Monthly	7,297
Walmart, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	595	Monthly	(1,562)
Walt Disney (The) Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	1,445	Monthly	(5,349)
Western Union (The) Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	7,496	Monthly	15,854
WestRock Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	8,758	Monthly	(26,596)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
WestRock Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	7,761	Monthly	$(6,518)
Weyerhaeuser Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	3,933	Monthly	18,123
Whirlpool Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	1,611	Monthly	40,704
WPX Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	160	Monthly	33
WPX Energy, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	76	Monthly	15
Wyndham Destinations, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	8,447	Monthly	(26,782)
Wyndham Destinations, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	2,014	Monthly	(10,883)
Xerox Holdings Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	16,574	Monthly	18,189
Yum! Brands, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	2,778	Monthly	10,406
Yum! Brands, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	826	Monthly	570
Apache Corp.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	20,546	Monthly	31,514
Avnet, Inc.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	2,183	Monthly	494
Baxter International, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	974	Monthly	(525)
Camden Property Trust REIT	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	12	Monthly	16
CME Group, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	575	Monthly	(860)
Diamondback Energy, Inc.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	1,469	Monthly	178
Ebay, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	3,466	Monthly	(3,488)
EQT Corp.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	6,744	Monthly	8,622
Halliburton Co.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	9,130	Monthly	12,129
Hyatt Hotels Corp., Class A	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	1,631	Monthly	(9,239)
JB Hunt Transport Services, Inc.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	1,618	Monthly	1,729
Laboratory Corporation of America Holdings	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	166	Monthly	421
LIncoln National Corp.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	5,897	Monthly	213
MGIC Investment Corp.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	6,509	Monthly	1,361
Mid-America Apartment Communities, Inc.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	1,550	Monthly	9,358
Murphy Oil Corp.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	9,676	Monthly	(3,113)
Starbucks Corp.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	21	Monthly	24
Xerox Holdings Corp.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	5,096	Monthly	(2,747)
Allstate Corp.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	942	Monthly	4,003
American Express Co.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	1,469	Monthly	(5,503)
American Tower Corp.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	365	Monthly	597
Boston Properties, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	1,460	Monthly	(1,421)
Brinks	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	903	Monthly	5,010
Caterpillar, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	652	Monthly	(3,583)
CBRE Group, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	53	Monthly	48
CenturyLink, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	15,033	Monthly	(1,747)
CNX Resources Corp.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	545	Monthly	468
ConocoPhillips	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	4,552	Monthly	(15,012)
Dover Corp.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	1,317	Monthly	966
Eli Lilly	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	297	Monthly	(397)
Home Depot (The), Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	1,095	Monthly	8,103
HP, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	4,956	Monthly	(1,051)
Masco Corp.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	71	Monthly	408
Parker-Hannifin Corp.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	512	Monthly	(1,508)
Quest Diagnostics, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	704	Monthly	3,390
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Reinsurance Group of America, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	1,395	Monthly	$13,223
Six Flags Entertainment Corp.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	848	Monthly	(1,496)
Steel Dynamics, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	2,498	Monthly	4,371
Welltower, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	2,514	Monthly	7,138
Western Union (The) Co.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	4,523	Monthly	11,683
Whirlpool Corp.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	575	Monthly	11,479
Eli Lilly	U.S. Federal Funds Rate + 0.18%	6/17/2030	JPMorgan Chase	USD	76	Monthly	(1,030)
Six Flags Entertainment Corp.	U.S. Federal Funds Rate + 0.10%	6/17/2030	Goldman Sachs	USD	436	Monthly	(1,043)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Federal Funds Rate + 0.18%	6/18/2030	JPMorgan Chase	USD	673	Monthly	(2,601)
Raymond James Financial, Inc.	U.S. Federal Funds Rate + 0.10%	6/18/2030	Goldman Sachs	USD	226	Monthly	(668)
Welltower, Inc.	U.S. Federal Funds Rate + 0.18%	6/18/2030	JPMorgan Chase	USD	2,131	Monthly	6,835
Carlisle Companies, Inc.	U.S. Federal Funds Rate + 0.18%	6/19/2030	JPMorgan Chase	USD	549	Monthly	1,085
Parsley Energy, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/19/2030	JPMorgan Chase	USD	433	Monthly	(19)
Trinity Industries, Inc.	U.S. Federal Funds Rate + 0.10%	6/19/2030	Goldman Sachs	USD	3,586	Monthly	(8,461)
American Electric Power Co., Inc.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	685	Monthly	1,589
American International Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	1,717	Monthly	629
Antero Resources Corp.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	697	Monthly	63
Jabil, Inc.	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	2,895	Monthly	8,670
Jabil, Inc.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	634	Monthly	923
LyondellBasell Industries N.V., Class A	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	1,446	Monthly	(4,505)
Republic Services, Inc.	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	98	Monthly	162
Allegheny Technologies, Inc.	U.S. Federal Funds Rate + 0.18%	6/25/2030	JPMorgan Chase	USD	2,427	Monthly	(1,888)
Phillips 66	U.S. Federal Funds Rate + 0.18%	6/25/2030	JPMorgan Chase	USD	1,319	Monthly	(2,811)
VeriSign, Inc.	U.S. Federal Funds Rate + 0.10%	6/25/2030	Goldman Sachs	USD	138	Monthly	1,518
American Financial Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/26/2030	JPMorgan Chase	USD	1,774	Monthly	1,318
Fox Corp., Class A	U.S. Federal Funds Rate + 0.18%	6/26/2030	JPMorgan Chase	USD	2,286	Monthly	1,522
Huntington Ingalls Industries, Inc.	U.S. Federal Funds Rate + 0.18%	6/26/2030	JPMorgan Chase	USD	1,254	Monthly	3,013
Moodys Corp.	U.S. Federal Funds Rate + 0.18%	6/26/2030	JPMorgan Chase	USD	307	Monthly	(2,494)
Allegheny Technologies, Inc.	U.S. Federal Funds Rate + 0.10%	6/28/2030	Goldman Sachs	USD	626	Monthly	(1,328)
American Financial Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/28/2030	Goldman Sachs	USD	810	Monthly	(1,690)
Huntington Ingalls Industries, Inc.	U.S. Federal Funds Rate + 0.10%	6/28/2030	Goldman Sachs	USD	435	Monthly	(1,427)
AutoNation, Inc.	U.S. Federal Funds Rate + 0.10%	7/1/2030	Goldman Sachs	USD	226	Monthly	(241)
Ralph Lauren Corp., Class A	U.S. Federal Funds Rate + 0.10%	7/2/2030	Goldman Sachs	USD	756	Monthly	(2,228)
Allison Transmission Holdings Inc.	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	1,780	Monthly	292
Avis Budget Group, Inc.	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	137	Monthly	(58)
Discover Financial Services	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	2,284	Monthly	(612)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Financing Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
EOG Resources, Inc.	U.S. Federal Funds Rate + 0.18%	7/8/2030	JPMorgan Chase	USD	658	Monthly	$(522)
Fox Corp., Class A	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	795	Monthly	(278)
Moodys Corp.	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	171	Monthly	(1,148)
PPL Corp.	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	1,131	Monthly	834
Regency Centers Corp.	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	615	Monthly	(683)
Camden Property Trust REIT	U.S. Federal Funds Rate + 0.10%	7/16/2030	Goldman Sachs	USD	5	Monthly	1
Mylan N.V.	U.S. Federal Funds Rate + 0.18%	7/16/2030	JPMorgan Chase	USD	36	Monthly	(25)
CDK Global, Inc.	U.S. Federal Funds Rate + 0.10%	7/17/2030	Goldman Sachs	USD	304	Monthly	573
American Tower Corp.	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	277	Monthly	791
Ingredion, Inc.	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	1,426	Monthly	1,819
Leidos Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	1,282	Monthly	7,458
Leidos Holdings, Inc.	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	829	Monthly	4,431
VeriSign, Inc.	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	78	Monthly	326
Ingredion, Inc.	U.S. Federal Funds Rate + 0.10%	7/23/2030	Goldman Sachs	USD	251	Monthly	(182)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Federal Funds Rate + 0.10%	7/23/2030	Goldman Sachs	USD	1,540	Monthly	(1,138)
Analog Devices, Inc.	U.S. Federal Funds Rate + 0.18%	7/24/2030	JPMorgan Chase	USD	69	Monthly	128
Cimarex Energy Co.	U.S. Federal Funds Rate + 0.18%	7/24/2030	JPMorgan Chase	USD	228	Monthly	(298)
Analog Devices, Inc.	U.S. Federal Funds Rate + 0.10%	7/29/2030	Goldman Sachs	USD	376	Monthly	40
CommScope Holding Co., Inc.	U.S. Federal Funds Rate + 0.10%	7/29/2030	Goldman Sachs	USD	1,006	Monthly	732
Michaels (The) Cos., Inc.	U.S. Federal Funds Rate + 0.18%	7/29/2030	JPMorgan Chase	USD	321	Monthly	60
Murphy Oil USA, Inc.	U.S. Federal Funds Rate + 0.18%	7/29/2030	JPMorgan Chase	USD	21	Monthly	(26)
SInclair Broadcast Group, Inc., Class A	U.S. Federal Funds Rate + 0.10%	7/29/2030	Goldman Sachs	USD	654	Monthly	173
UDR, Inc.	U.S. Federal Funds Rate + 0.18%	7/29/2030	JPMorgan Chase	USD	160	Monthly	100
Hexcel Corp.	U.S. Federal Funds Rate + 0.10%	7/30/2030	Goldman Sachs	USD	117	Monthly	(192)
UDR, Inc.	U.S. Federal Funds Rate + 0.10%	7/30/2030	Goldman Sachs	USD	534	Monthly	192
Crown Castle International Corp.	U.S. Federal Funds Rate	7/31/2030	JPMorgan Chase	USD	47	Monthly	(10)
Eversource Energy	U.S. Federal Funds Rate + 0.08%	7/31/2030	Goldman Sachs	USD	34	Monthly	10
Hexcel Corp.	U.S. Federal Funds Rate	7/31/2030	JPMorgan Chase	USD	62	Monthly	(8)
S&P Global, Inc.	U.S. Federal Funds Rate	7/31/2030	JPMorgan Chase	USD	65	Monthly	180
Sonoco Products Co	U.S. Federal Funds Rate	7/31/2030	JPMorgan Chase	USD	158	Monthly	51
Total					1,386,563		$1,159,962
Short Contracts for Difference at July 31, 2020:
Over the Counter
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(748)	Monthly	$4,901
AECOM	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(787)	Monthly	1,376
AES (The) Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,441)	Monthly	(1,399)
AES (The) Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(18,358)	Monthly	(2,948)
Air Lease Corp., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,834)	Monthly	6,857
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Ally Financial, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,809)	Monthly	$8,611
Ally Financial, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(11,282)	Monthly	(1,523)
AmerisourceBergen Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,845)	Monthly	(2,572)
Apache Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,243)	Monthly	(1,932)
Aptiv PLC	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(968)	Monthly	3,897
Aramark Services, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(8,201)	Monthly	6,382
Aramark Services, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(8,397)	Monthly	22,928
Archer-Daniels-Midland Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(527)	Monthly	(1,882)
AT&T, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(3,128)	Monthly	1,022
AT&T, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(8,225)	Monthly	6,897
Baker Hughes Co, Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(12,963)	Monthly	1,051
Ball Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,761)	Monthly	(7,284)
Ball Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,757)	Monthly	(5,623)
Bausch Health Cos., Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,182)	Monthly	934
Bausch Health Cos., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(14,294)	Monthly	(9,719)
Bed Bath & Beyond, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(383)	Monthly	(748)
Berkshire Hathaway, Inc., Class B	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,393)	Monthly	(15,438)
Berkshire Hathaway, Inc., Class B	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,904)	Monthly	(9,895)
Best Buy Co., Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(464)	Monthly	(435)
Best Buy Co., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,953)	Monthly	(33,072)
Boeing (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,150)	Monthly	45,457
BorgWarner, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,949)	Monthly	351
BorgWarner, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(8,309)	Monthly	8,011
Boston Scientific Corp.	U.S. Federal Funds Rate	6/10/2030	Goldman Sachs	USD	(4,081)	Monthly	(6,541)
Boston Scientific Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(6,021)	Monthly	(21,785)
Broadcom, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(623)	Monthly	1,451
Brookfield Asset Management Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,024)	Monthly	4,823
Brookfield Asset Management Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(6,863)	Monthly	6,723
Brunswick Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,573)	Monthly	1,408
Brunswick Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,248)	Monthly	(5,580)
Bunge Ltd.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(465)	Monthly	(79)
Bunge Ltd.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(911)	Monthly	(3,400)
Canadian Natural Resources Ltd.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(6,496)	Monthly	1,801
Canadian Natural Resources Ltd.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(8,143)	Monthly	(4,212)
Carnival Corp.	U.S. Federal Funds Rate + 4.34%	6/10/2030	JPMorgan Chase	USD	(12,133)	Monthly	11,458
Cenovus Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(24,690)	Monthly	3,885
Cenovus Energy, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(27,730)	Monthly	2,931
Charles River Laboratories International, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(187)	Monthly	(947)
Charter Communications, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(362)	Monthly	(14,254)
Chevron Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,098)	Monthly	5,157
Chevron Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,701)	Monthly	3,918
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Churchill Downs, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(665)	Monthly	$(889)
Cigna Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(23)	Monthly	192
Cigna Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(854)	Monthly	5,338
Cintas Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(142)	Monthly	(399)
Cintas Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(450)	Monthly	(11,814)
Cleveland Cliffs, Inc.	U.S. Federal Funds Rate + 0.84%	6/10/2030	JPMorgan Chase	USD	(12,436)	Monthly	1,313
Coca-Cola (The) Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,754)	Monthly	4,832
Colgate-Palmolive Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(859)	Monthly	(2,297)
Colgate-Palmolive Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(3,658)	Monthly	(9,454)
Comcast Corp., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,081)	Monthly	(3,391)
Comcast Corp., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(10,714)	Monthly	(28,560)
Constellation Brands, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(617)	Monthly	2,719
Constellation Brands, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,250)	Monthly	5,842
Continental Resources (OK), Inc.	U.S. Federal Funds Rate + 2.59%	6/10/2030	JPMorgan Chase	USD	(16,746)	Monthly	(14,912)
Corning, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(9,761)	Monthly	(40,304)
Credit Acceptance Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4)	Monthly	(76)
Credit Acceptance Corp.	U.S. Federal Funds Rate + 0.84%	6/10/2030	JPMorgan Chase	USD	(633)	Monthly	(18,831)
D.R. Horton, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,078)	Monthly	(6,589)
D.R. Horton, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,184)	Monthly	(27,273)
Darden Restaurants, Inc.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	(2,916)	Monthly	(4,604)
Darden Restaurants, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(5,275)	Monthly	2,066
Dell Technologies, Inc., Class C	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(5,654)	Monthly	(26,484)
Delta Air Lines, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(13,472)	Monthly	25,554
Digital Realty Trust, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(228)	Monthly	(3,766)
Digital Realty Trust, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(738)	Monthly	(10,995)
DISH Network Corp., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(19,111)	Monthly	1,216
Dominion Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,096)	Monthly	(6,003)
Dominion Energy, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,966)	Monthly	(27,016)
Ecolab, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(353)	Monthly	7,465
Edison International	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,476)	Monthly	(722)
Enbridge, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,388)	Monthly	(2,439)
Enbridge, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(8,798)	Monthly	(14,223)
Entergy Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,952)	Monthly	(16,074)
EPR Properties	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,237)	Monthly	4,652
EPR Properties	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(8,159)	Monthly	27,046
Equinix, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(199)	Monthly	(13,948)
Essential Utilities, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,035)	Monthly	(1,701)
Essential Utilities, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(5,627)	Monthly	(11,331)
Expedia Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,180)	Monthly	18,079
Expedia Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,717)	Monthly	17,736
Exxon Mobil Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,508)	Monthly	3,896
Exxon Mobil Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(6,541)	Monthly	8,777
FedEx Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,279)	Monthly	(4,872)
FedEx Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,419)	Monthly	(13,202)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Fidelity National Information Services, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(90)	Monthly	$(287)
FirstEnergy Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,516)	Monthly	17,628
FirstEnergy Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,982)	Monthly	33,638
Fiserv, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(49)	Monthly	(94)
Flex Ltd	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,456)	Monthly	(3,240)
Fluor Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(20,065)	Monthly	47,661
Ford Motor Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(13,391)	Monthly	1,735
Ford Motor Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(53,901)	Monthly	(21,709)
Freeport-McMoRan, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(5,967)	Monthly	3,372
Freeport-McMoRan, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(16,899)	Monthly	446
Gap (The), Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,175)	Monthly	(516)
Gap (The), Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(24,738)	Monthly	(19,100)
General Electric Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(28,716)	Monthly	17,555
General Electric Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(32,379)	Monthly	26,018
General Motors Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,289)	Monthly	1,025
General Motors Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(9,488)	Monthly	5,863
Hanesbrands, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(336)	Monthly	68
HCA Healthcare, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(205)	Monthly	(93)
HCA Healthcare, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,275)	Monthly	(33,021)
Healthpeak Properties, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,462)	Monthly	(1,314)
Healthpeak Properties, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(9,698)	Monthly	(5,741)
Hess Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(5,785)	Monthly	(3,175)
Hess Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(6,942)	Monthly	(2,686)
Honeywell International, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(752)	Monthly	(2,499)
Honeywell International, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,422)	Monthly	3,691
Host Hotels & Resorts, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,034)	Monthly	(1,127)
Host Hotels & Resorts, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(11,682)	Monthly	1,484
Howmet Aerospace Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(5,240)	Monthly	5,462
Humana, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(18)	Monthly	(47)
Huntsman Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(11,551)	Monthly	11,918
International Business Machines Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,037)	Monthly	1,574
International Business Machines Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,963)	Monthly	(11,972)
Iron Mountain, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(399)	Monthly	(673)
Johnson & Johnson	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(731)	Monthly	(413)
Johnson & Johnson	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,555)	Monthly	5,221
Johnson Controls International PLC	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(395)	Monthly	(563)
Johnson Controls International PLC	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(8,727)	Monthly	(17,043)
Juniper Networks, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(430)	Monthly	(177)
KB Home	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,563)	Monthly	(11,340)
Kohls Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,464)	Monthly	3,419
Kraft Heinz Foods Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(8,027)	Monthly	(10,482)
Kraft Heinz Foods Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(10,050)	Monthly	(9,537)
L Brands, Inc.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	(4,945)	Monthly	(38,969)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Lamb Weston Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,831)	Monthly	$861
Las Vegas Sands Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(180)	Monthly	339
Leggett & Platt, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,581)	Monthly	(3,801)
Lennar Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,429)	Monthly	(18,182)
Live Nation Entertainment, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(3,568)	Monthly	17,059
Loews Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,722)	Monthly	(9,646)
Louisiana Pacific Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(7,444)	Monthly	(39,165)
Macys, Inc.	U.S. Federal Funds Rate + 4.34%	6/10/2030	JPMorgan Chase	USD	(10,404)	Monthly	7,203
Marriott International, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(116)	Monthly	769
Matador Resources Co.	U.S. Federal Funds Rate + 0.47%	6/10/2030	JPMorgan Chase	USD	(629)	Monthly	(355)
Mattel, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(3,080)	Monthly	(278)
Mattel, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(7,513)	Monthly	(2,517)
McCormick & Co., Inc. (Non Voting)	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(16)	Monthly	(1)
MDC Holdings, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,481)	Monthly	(8,443)
MDC Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(5,559)	Monthly	(35,421)
Medical Properties Trust, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(11,146)	Monthly	(19,786)
MEDINAX, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(430)	Monthly	(446)
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(291)	Monthly	(135)
MGM Resorts International	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(11,047)	Monthly	14,828
MGM Resorts International	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(11,393)	Monthly	1,416
Micron Technology, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(236)	Monthly	97
Mohawk Industries, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,061)	Monthly	12,179
Mondelez International, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,783)	Monthly	(16,087)
Mosaic (The) Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(755)	Monthly	40
Mosaic (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(11,039)	Monthly	(12,053)
Motorola Solutions, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(147)	Monthly	(232)
Navient Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(15,761)	Monthly	(13,963)
Nordstrom, Inc.	U.S. Federal Funds Rate + 1.34%	6/10/2030	JPMorgan Chase	USD	(26,539)	Monthly	60,562
Occidental Petroleum Corp.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	(896)	Monthly	1,140
Olin Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(14,087)	Monthly	17,631
Olin Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(15,921)	Monthly	(2,999)
Omega Healthcare Investors, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(188)	Monthly	(336)
Omega Healthcare Investors, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,353)	Monthly	(7,873)
Onemain Holdings, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(6,062)	Monthly	(28,344)
Oneok, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,984)	Monthly	4,841
Oneok, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(5,726)	Monthly	4,118
Open Text Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(3,884)	Monthly	(7,650)
OUTFRONT Media, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,003)	Monthly	97
PBF Energy, Inc., Class A	U.S. Federal Funds Rate	6/10/2030	Goldman Sachs	USD	(289)	Monthly	(44)
PDC Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(15,423)	Monthly	(1,313)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Penn National Gaming, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(496)	Monthly	$204
Penn National Gaming, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(7,671)	Monthly	(34,994)
PepsiCo, Inc.	U.S. Federal Funds Rate	6/10/2030	Goldman Sachs	USD	(34)	Monthly	(47)
Performance Food Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(4,800)	Monthly	1,022
Perkinelmer, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(77)	Monthly	(478)
Perkinelmer, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,736)	Monthly	(26,198)
Pioneer Natural Resources Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(650)	Monthly	(1,169)
Pioneer Natural Resources Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(736)	Monthly	(190)
Post Holdings, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(877)	Monthly	380
PPG Industries, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,227)	Monthly	8,627
PPG Industries, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,453)	Monthly	1,499
Procter & Gamble (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(529)	Monthly	(3,504)
Prologis, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(320)	Monthly	(3,639)
Prologis, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,559)	Monthly	(26,305)
Public Service Enterprise Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(794)	Monthly	(2,347)
Public Service Enterprise Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,755)	Monthly	(22,241)
Radian Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(42,371)	Monthly	(36,719)
Range Resources Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,456)	Monthly	45
Range Resources Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,023)	Monthly	679
Realty Income Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,058)	Monthly	(1,574)
Realty Income Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,959)	Monthly	(6,806)
Resturants Brands International, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,419)	Monthly	1,907
Resturants Brands International, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,752)	Monthly	(3,938)
Roger Communications, Inc., Class B	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,922)	Monthly	(6,439)
Roper Technologies, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(13)	Monthly	(213)
Roper Technologies, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(456)	Monthly	(15,854)
Royal Caribbean Cruises Ltd.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	(3,758)	Monthly	11,903
Sabra Health Care REIT, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(5,383)	Monthly	(3,755)
Sabra Health Care REIT, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(8,757)	Monthly	(5,429)
Sealed Air Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,434)	Monthly	1,789
Sempra Energy	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(701)	Monthly	(922)
Sempra Energy	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,971)	Monthly	(12,050)
Sensta Technologies Holding PLC	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(455)	Monthly	1,139
Sherwin-Williams (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(442)	Monthly	(26,534)
Simon Property Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,860)	Monthly	3,156
Southwestern Energy	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,411)	Monthly	578
Southwestern Energy	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(24,821)	Monthly	5,790
Spirit AeroSystems Holdings, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,401)	Monthly	11,955
Spirit AeroSystems Holdings, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(11,692)	Monthly	35,388
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Spirit Realty Capital, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(5,244)	Monthly	$(3,581)
Stanley Black & Decker, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,292)	Monthly	(2,272)
Stanley Black & Decker, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,778)	Monthly	(29,830)
Suncor Energy, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,736)	Monthly	3,981
Suncor Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(8,519)	Monthly	8,949
Sysco Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(394)	Monthly	554
Sysco Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,374)	Monthly	2,700
Taylor Morrison Home Corp., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(8,974)	Monthly	(12,469)
Teck Resources Ltd., Class B	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(12,439)	Monthly	11,303
Teck Resources Ltd., Class B	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(19,922)	Monthly	12,080
Tesla, Inc.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	(34)	Monthly	1,597
Tesla, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(188)	Monthly	20,034
TJX (The) Cos., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,263)	Monthly	(4,354)
T-Mobile US, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,062)	Monthly	(3,105)
T-Mobile US, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(2,137)	Monthly	(1,727)
TransDigm, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(615)	Monthly	1,506
TransDigm, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(797)	Monthly	(2,699)
Travelers (The) Cos., Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(975)	Monthly	5,074
Travelers (The) Cos., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,863)	Monthly	(1,537)
Trimble, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(3,995)	Monthly	(736)
Tyson Foods, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,475)	Monthly	(11,750)
Under Armour, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,860)	Monthly	(392)
Under Armour, Inc., Class A	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(24,464)	Monthly	(20,320)
United Airlines Holdings, Inc.	U.S. Federal Funds Rate	6/10/2030	JPMorgan Chase	USD	(3,944)	Monthly	5,625
United Parcel Service, Inc., Class B	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,041)	Monthly	(24,487)
United Parcel Service, Inc., Class B	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,650)	Monthly	(99,251)
United States Steel Corp.	U.S. Federal Funds Rate + 1.97%	6/10/2030	JPMorgan Chase	USD	(825)	Monthly	116
UnitedHealth Group, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(601)	Monthly	1,807
Ventas, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(132)	Monthly	(316)
Ventas, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,125)	Monthly	(3,300)
Verisk Analytics, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(283)	Monthly	(3,898)
Verisk Analytics, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,191)	Monthly	(17,968)
Verizon Communications, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(4,544)	Monthly	(9,434)
ViacomCBS, Inc., Class B	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(5,780)	Monthly	(6,666)
ViacomCBS, Inc., Class B	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(7,740)	Monthly	(21,430)
VMware, Inc., Class A	U.S. Federal Funds Rate + 0.47%	6/10/2030	JPMorgan Chase	USD	(309)	Monthly	115
VMware, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(456)	Monthly	(235)
Vornado Realty Trust	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(3,499)	Monthly	9,824
Walgreen Boots Alliance, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(973)	Monthly	(18)
Walt Disney (The) Co.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,152)	Monthly	(2)
Waste Management, Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(2,432)	Monthly	(6,492)
Waste Management, Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(3,523)	Monthly	(19,609)
Westinghouse Air Brake Technologies Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(63)	Monthly	(20)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Westinghouse Air Brake Technologies Corp.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(1,086)	Monthly	$(3,834)
Weyerhaeuser Co.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,182)	Monthly	281
Williams (The) Cos., Inc.	U.S. Federal Funds Rate + 0.18%	6/10/2030	JPMorgan Chase	USD	(7,095)	Monthly	(2,499)
Williams (The) Cos., Inc.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(10,733)	Monthly	6,514
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Federal Funds Rate + 0.10%	6/10/2030	Goldman Sachs	USD	(1,069)	Monthly	14,635
3M Co.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(1,444)	Monthly	12,785
Alexandria Real Estate Equities, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(1,054)	Monthly	(14,062)
Bed Bath & Beyond, Inc.	U.S. Federal Funds Rate + 2.59%	6/11/2030	JPMorgan Chase	USD	(9,615)	Monthly	(14,078)
Boeing (The) Co.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(1,641)	Monthly	40,470
Charter Communications, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(236)	Monthly	(6,460)
Coca-Cola (The) Co.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	(1,254)	Monthly	1,313
Delta Air Lines, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(8,163)	Monthly	24,407
Encompass Health Corp.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(1,904)	Monthly	(5,377)
Fluor Corp.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	(5,404)	Monthly	9,728
L Brands, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(8,024)	Monthly	(50,402)
Lennar Corp.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(1,173)	Monthly	(4,504)
Macys, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(1,232)	Monthly	1,389
Mastercard, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(51)	Monthly	(66)
Meredith Corp.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	(3,261)	Monthly	(438)
Nordstrom, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(17,743)	Monthly	34,719
NRG Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(8,619)	Monthly	1,517
Open Text Corp.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	(2,936)	Monthly	(5,981)
PDC Energy, Inc.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	(4,537)	Monthly	(5,123)
Roger Communications, Inc., Class B	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(3,069)	Monthly	1,801
Ryder System, Inc.	U.S. Federal Funds Rate + 0.10%	6/11/2030	Goldman Sachs	USD	(1,871)	Monthly	11,060
Ryman Hospitality Properties, Inc.	U.S. Federal Funds Rate + 0.18%	6/11/2030	JPMorgan Chase	USD	(2,645)	Monthly	(697)
Broadridge Financial Solutions, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(152)	Monthly	(678)
Churchill Downs, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	(1,012)	Monthly	(6,305)
Equinix, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	(171)	Monthly	(10,931)
Fidelity National Information Services, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	(396)	Monthly	(1,549)
Lamb Weston Holdings, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(2,828)	Monthly	17,151
Leggett & Platt, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	(1,513)	Monthly	(3,997)
Loews Corp.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(4,531)	Monthly	(1,385)
Louisiana Pacific Corp.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(3,512)	Monthly	(10,064)
Mohawk Industries, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(884)	Monthly	(2,929)
NextEra Energy, Inc.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(71)	Monthly	(192)
Oracle Corp.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(1,270)	Monthly	1,109
SBA Communications Corp.	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(3)	Monthly	(56)
Trimble, Inc.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	(2,712)	Monthly	(3,924)
Tyson Foods, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/12/2030	Goldman Sachs	USD	(1,776)	Monthly	(1,810)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Federal Funds Rate + 0.18%	6/12/2030	JPMorgan Chase	USD	(2,984)	Monthly	$9,922
Aptiv PLC	U.S. Federal Funds Rate + 0.18%	6/17/2030	JPMorgan Chase	USD	(958)	Monthly	2,044
Ecolab, Inc.	U.S. Federal Funds Rate + 0.18%	6/17/2030	JPMorgan Chase	USD	(102)	Monthly	(66)
Encompass Health Corp.	U.S. Federal Funds Rate + 0.18%	6/17/2030	JPMorgan Chase	USD	(672)	Monthly	(3,844)
Performance Food Group, Inc.	U.S. Federal Funds Rate + 0.18%	6/17/2030	JPMorgan Chase	USD	(6,094)	Monthly	(9,602)
Ryman Hospitality Properties, Inc.	U.S. Federal Funds Rate + 0.10%	6/17/2030	Goldman Sachs	USD	(1,267)	Monthly	1,265
Sherwin-Williams (The) Co.	U.S. Federal Funds Rate + 0.10%	6/17/2030	Goldman Sachs	USD	(99)	Monthly	(4,734)
Hudson Pacific Properties, Inc.	U.S. Federal Funds Rate + 0.18%	6/18/2030	JPMorgan Chase	USD	(31)	Monthly	9
Iron Mountain, Inc.	U.S. Federal Funds Rate + 0.10%	6/19/2030	Goldman Sachs	USD	(662)	Monthly	(449)
Medical Properties Trust, Inc.	U.S. Federal Funds Rate + 0.10%	6/19/2030	Goldman Sachs	USD	(3,909)	Monthly	(6,590)
TJX (The) Cos., Inc.	U.S. Federal Funds Rate + 0.10%	6/19/2030	Goldman Sachs	USD	(2,724)	Monthly	1,988
Vornado Realty Trust	U.S. Federal Funds Rate + 0.18%	6/19/2030	JPMorgan Chase	USD	(4,744)	Monthly	6,796
Alexandria Real Estate Equities, Inc.	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	(680)	Monthly	(10,736)
Baker Hughes Co, Class A	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(5,570)	Monthly	698
Broadcom, Inc.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(215)	Monthly	(978)
Corning, Inc.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(1,700)	Monthly	(5,000)
Edison International	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	(914)	Monthly	(605)
Huntsman Corp.	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	(3,778)	Monthly	365
Live Nation Entertainment, Inc.	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	(1,799)	Monthly	2,857
Mondelez International, Inc., Class A	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(2,335)	Monthly	(6,249)
Navient Corp.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(4,796)	Monthly	(2,628)
OUTFRONT Media, Inc.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(840)	Monthly	406
Procter & Gamble (The) Co.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(2,136)	Monthly	(14,110)
Progressive Corp.	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	(853)	Monthly	(5,831)
Progressive Corp.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(916)	Monthly	(4,044)
Sensta Technologies Holding PLC	U.S. Federal Funds Rate + 0.18%	6/24/2030	JPMorgan Chase	USD	(216)	Monthly	35
Verizon Communications, Inc.	U.S. Federal Funds Rate + 0.10%	6/24/2030	Goldman Sachs	USD	(1,361)	Monthly	(3,063)
Hill-Rom Holdings, Inc.	U.S. Federal Funds Rate + 0.10%	6/26/2030	Goldman Sachs	USD	(40)	Monthly	555
VF Corp.	U.S. Federal Funds Rate + 0.18%	6/26/2030	JPMorgan Chase	USD	(2,925)	Monthly	2,538
Howmet Aerospace Inc.	U.S. Federal Funds Rate + 0.10%	6/28/2030	Goldman Sachs	USD	(2,616)	Monthly	4,840
PTC Therapeutics, Inc.	U.S. Federal Funds Rate + 0.10%	6/28/2030	Goldman Sachs	USD	(1,354)	Monthly	(6,707)
VF Corp.	U.S. Federal Funds Rate + 0.10%	6/28/2030	Goldman Sachs	USD	(1,993)	Monthly	3,284
Becton Dickinson and Co.	U.S. Federal Funds Rate + 0.18%	7/2/2030	JPMorgan Chase	USD	(237)	Monthly	(5,000)
Becton Dickinson and Co.	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	(871)	Monthly	(12,520)
Broadridge Financial Solutions, Inc.	U.S. Federal Funds Rate + 0.18%	7/8/2030	JPMorgan Chase	USD	(625)	Monthly	(2,819)
Oracle Corp.	U.S. Federal Funds Rate + 0.18%	7/8/2030	JPMorgan Chase	USD	(324)	Monthly	237
TC Energy Corp.	U.S. Federal Funds Rate + 0.18%	7/8/2030	JPMorgan Chase	USD	(1,881)	Monthly	(2,281)
United States Steel Corp.	U.S. Federal Funds Rate + 0.10%	7/8/2030	Goldman Sachs	USD	(529)	Monthly	713
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Reference Company	Receiving Rate	Expiration Date	Counterparty		Notional Amount	Pay Frequency	Unrealized Appreciation (Depreciation)
Unum Group	U.S. Federal Funds Rate + 0.18%	7/8/2030	JPMorgan Chase	USD	(379)	Monthly	$(18)
PBF Energy, Inc., Class A	U.S. Federal Funds Rate + 0.18%	7/15/2030	JPMorgan Chase	USD	(2,492)	Monthly	(586)
TC Energy Corp.	U.S. Federal Funds Rate + 0.10%	7/15/2030	Goldman Sachs	USD	(587)	Monthly	(460)
Walgreen Boots Alliance, Inc.	U.S. Federal Funds Rate + 0.10%	7/15/2030	Goldman Sachs	USD	(1,468)	Monthly	(314)
AECOM	U.S. Federal Funds Rate + 0.18%	7/16/2030	JPMorgan Chase	USD	(266)	Monthly	325
Hanesbrands, Inc.	U.S. Federal Funds Rate + 0.18%	7/16/2030	JPMorgan Chase	USD	(1,957)	Monthly	(281)
Air Products And Chemicals, Inc.	U.S. Federal Funds Rate + 0.18%	7/17/2030	JPMorgan Chase	USD	(318)	Monthly	1,502
Air Products And Chemicals, Inc.	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	(620)	Monthly	4,207
CMS Energy Corp.	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	(922)	Monthly	(865)
CMS Energy Corp.	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	(1,207)	Monthly	(1,095)
GEO Group (The), Inc.	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	(1,862)	Monthly	546
Hecla Mining Co.	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	(36,374)	Monthly	(10,804)
Meritage Corp.	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	(192)	Monthly	(1,556)
Meritage Corp.	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	(241)	Monthly	199
National Fuel Gas Co	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	(1,754)	Monthly	1,185
National Fuel Gas Co	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	(2,201)	Monthly	943
NextEra Energy, Inc.	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	(52)	Monthly	(144)
Scotts Miracle-Gro (The) Co	U.S. Federal Funds Rate + 0.18%	7/22/2030	JPMorgan Chase	USD	(42)	Monthly	(539)
Service Properties Trust	U.S. Federal Funds Rate + 0.10%	7/22/2030	Goldman Sachs	USD	(2,361)	Monthly	1,308
Martin Marietta Materials, Inc.	U.S. Federal Funds Rate + 0.10%	7/23/2030	Goldman Sachs	USD	(51)	Monthly	805
Seagate Technology PLC	U.S. Federal Funds Rate + 0.18%	7/23/2030	JPMorgan Chase	USD	(202)	Monthly	314
Seagate Technology PLC	U.S. Federal Funds Rate + 0.10%	7/24/2030	Goldman Sachs	USD	(149)	Monthly	433
American Campus Communities, Inc.	U.S. Federal Funds Rate + 0.10%	7/29/2030	Goldman Sachs	USD	(69)	Monthly	(48)
American Campus Communities, Inc.	U.S. Federal Funds Rate + 0.18%	7/29/2030	JPMorgan Chase	USD	(457)	Monthly	(125)
Continental Resources (OK), Inc.	U.S. Federal Funds Rate + 0.10%	7/29/2030	Goldman Sachs	USD	(234)	Monthly	(3)
KB Home	U.S. Federal Funds Rate + 0.10%	7/29/2030	Goldman Sachs	USD	(232)	Monthly	131
Las Vegas Sands Corp.	U.S. Federal Funds Rate + 0.18%	7/29/2030	JPMorgan Chase	USD	(254)	Monthly	153
NVR, Inc.	U.S. Federal Funds Rate + 0.10%	7/30/2030	Goldman Sachs	USD	(2)	Monthly	(93)
Service Properties Trust	U.S. Federal Funds Rate	7/30/2030	JPMorgan Chase	USD	(4,009)	Monthly	517
Advanced Auto Parts, Inc.	U.S. Federal Funds Rate	7/31/2030	Goldman Sachs	USD	(50)	Monthly	(54)
Molson Coors Beverage Co., Class B	U.S. Federal Funds Rate	7/31/2030	Goldman Sachs	USD	(630)	Monthly	(54)
NVR, Inc.	U.S. Federal Funds Rate	7/31/2030	JPMorgan Chase	USD	(5)	Monthly	(161)
Total					(1,539,776)		$(698,729)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2020:
Exchange Traded
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	5.17% (Monthly)	9/11/2025	MXN	3,380,000	$2,060	$—	$2,060
28-Day MXN-TIIE-BANXICO (Monthly)	4.88% (Monthly)	9/11/2025	MXN	2,270,000	25	—	25
28-Day MXN-TIIE-BANXICO (Monthly)	5.01% (Monthly)	9/11/2025	MXN	1,820,000	528	—	528
28-Day MXN-TIIE-BANXICO (Monthly)	4.81% (Monthly)	9/11/2025	MXN	1,800,000	(199)	—	(199)
28-Day MXN-TIIE-BANXICO (Monthly)	4.87% (Monthly)	9/11/2025	MXN	1,580,000	10	—	10
(0.06)% (Annually)	3M SEK STBOR (Quarterly)	9/16/2025	SEK	700,000	216	87	129
(0.31)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/16/2025	EUR	1,090,000	(5,303)	—	(5,303)
(0.33)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/16/2025	EUR	160,000	(596)	—	(596)
(0.35)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/16/2025	EUR	230,000	(587)	—	(587)
(0.36)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/16/2025	EUR	450,000	(743)	—	(743)
(0.38)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/16/2025	EUR	70,000	(35)	103	(138)
(0.40)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/16/2025	EUR	70,000	27	—	27
0.01% (Annually)	3M SEK STBOR (Quarterly)	9/16/2025	SEK	720,000	110	—	110
0.07% (Annually)	3M SEK STBOR (Quarterly)	9/16/2025	SEK	1,340,000	413	—	413
0.09% (Annually)	3M SEK STBOR (Quarterly)	9/16/2025	SEK	1,180,000	178	—	178
0.10% (Annually)	3M SEK STBOR (Quarterly)	9/16/2025	SEK	1,150,000	107	—	107
0.11% (Annually)	3M SEK STBOR (Quarterly)	9/16/2025	SEK	1,400,000	30	—	30
0.13% (Annually)	3M SEK STBOR (Quarterly)	9/16/2025	SEK	720,000	(36)	—	(36)
0.50% (Semi-Annually)	6M SGD SOR (Semi-Annually)	9/16/2025	SGD	180,000	(88)	—	(88)
0.56% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	9/16/2025	SGD	290,000	(787)	—	(787)
0.59% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	9/16/2025	SGD	250,000	(979)	—	(979)
0.60% (Annually)	6M PLN WIBOR (Semi-Annually)	9/16/2025	PLN	1,660,000	(1,796)	—	(1,796)
0.60% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	9/16/2025	SGD	35,000	(153)	—	(153)
0.69% (Quarterly)	3M HKD HIBOR (Quarterly)	9/16/2025	HKD	1,040,000	(797)	—	(797)
0.71% (Quarterly)	3M HKD HIBOR (Quarterly)	9/16/2025	HKD	560,000	(483)	—	(483)
0.80% (Quarterly)	3M HKD HIBOR (Quarterly)	9/16/2025	HKD	2,970,000	(4,326)	—	(4,326)
0.83% (Quarterly)	3M HKD HIBOR (Quarterly)	9/16/2025	HKD	460,000	(773)	—	(773)
0.85% (Quarterly)	3M HKD HIBOR (Quarterly)	9/16/2025	HKD	3,961,500	(6,978)	—	(6,978)
3M CAD CIDOR (Quarterly)	0.75% (Semi-Annually)	9/16/2025	CAD	220,000	262	—	262
3M CAD CIDOR (Quarterly)	0.78% (Semi-Annually)	9/16/2025	CAD	740,000	1,609	—	1,609
3M USD LIBOR (Quarterly)	0.40% (Semi-Annually)	9/16/2025	USD	230,000	1,653	—	1,653
3M USD LIBOR (Quarterly)	0.39% (Semi-Annually)	9/16/2025	USD	60,000	398	—	398
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	0.38% (Semi-Annually)	9/16/2025	USD	50,000	$306	$—	$306
3M ZAR JIBAR (Quarterly)	5.56% (Quarterly)	9/16/2025	ZAR	2,930,000	3,081	—	3,081
3M ZAR JIBAR (Quarterly)	5.19% (Quarterly)	9/16/2025	ZAR	2,360,000	(12)	—	(12)
6M ASX BBSW (Semi-Annually)	0.48% (Semi-Annually)	9/16/2025	AUD	1,015,000	3,347	—	3,347
6M ASX BBSW (Semi-Annually)	0.46% (Semi-Annually)	9/16/2025	AUD	425,000	1,538	—	1,538
6M GBP LIBOR (Semi-Annually)	0.21% (Semi-Annually)	9/16/2025	GBP	120,000	391	(168)	559
6M GBP LIBOR (Semi-Annually)	0.24% (Semi-Annually)	9/16/2025	GBP	70,000	349	157	192
6M GBP LIBOR (Semi-Annually)	0.17% (Semi-Annually)	9/16/2025	GBP	60,000	16	—	16
6M GBP LIBOR (Semi-Annually)	0.16% (Semi-Annually)	9/16/2025	GBP	50,000	7	—	7
6M SGD SOR (Semi-Annually)	0.54% (Semi-Annually)	9/16/2025	SGD	100,000	(217)	—	(217)
Total				39,966,500	$(8,227)	$179	$(8,406)
Interest Rate Swap Contracts outstanding at July 31, 2020:
Over the Counter
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M KRW KWCDC (Quarterly)	0.91% (Quarterly)	Goldman Sachs	9/16/2025	KRW	300,540,000	$700	$—	$700
3M KRW KWCDC (Quarterly)	0.87% (Quarterly)	Bank Of America	9/16/2025	KRW	273,410,000	244	—	244
3M KRW KWCDC (Quarterly)	0.84% (Quarterly)	Citibank	9/16/2025	KRW	240,170,000	(131)	—	(131)
3M KRW KWCDC (Quarterly)	0.89% (Quarterly)	JPMorgan Chase	9/16/2025	KRW	164,683,200	282	—	282
3M KRW KWCDC (Quarterly)	0.85% (Quarterly)	Citibank	9/16/2025	KRW	122,250,000	(17)	—	(17)
3M KRW KWCDC (Quarterly)	0.82% (Quarterly)	Citibank	9/16/2025	KRW	103,010,000	(111)	—	(111)
3M KRW KWCDC (Quarterly)	0.90% (Quarterly)	JPMorgan Chase	9/16/2025	KRW	84,836,800	163	—	163
Total					1,288,900,000	$1,130	$—	$1,130
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2020:
Exchange Traded
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Investment Grade Index Series 34 (Pay Quarterly)	5.00%	6/20/2025	JPMorgan Chase	USD	145,700	$(4,600)	$(4,030)	$(570)
Total					145,700	$(4,600)	$(4,030)	$(570)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$17,176,860	$—	$17,176,860
Common Stocks	41,808,595	3,464,702	—	45,273,297
Convertible Preferred Stocks	2,758,339	2,337,216	—	5,095,555
Convertible Bonds	—	55,496,866	—	55,496,866
Corporate Bonds	—	31,668,410	—	31,668,410
Foreign Issuer Bonds	—	5,069,920	—	5,069,920
Mortgage-Backed Securities	—	33,973,877	—	33,973,877
Master Limited Partnerships	560,484	—	—	560,484
Short-Term Investments	46,590,242	—	—	46,590,242
Rights	—	—*	10,915	10,915
Purchased Options	13,317	—	—	13,317
Total Assets – Investments at value	$91,730,977	$149,187,851	$10,915	$240,929,743
Liabilities:
Common Stocks	$(33,828,640)	$(1,667,958)	$—	$(35,496,598)
Investment Companies	(101,356)	—	—	(101,356)
Total Liabilities – Investments at value	$(33,929,996)	$(1,667,958)	$—	$(35,597,954)
Net Investments	$57,800,981	$147,519,893	$10,915	$205,331,789

*Amount rounds to less than one dollar.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$184,880	$—	$—	$184,880
Forward foreign currency exchange contracts	—	137,191	—	137,191
Swap agreements at fair value	—	2,920,893	—	2,920,893
Total Assets - Derivative Financial Instruments	$184,880	$3,058,084	$—	$3,242,964
Liabilities:
Futures contracts	$(84,583)	$—	$—	$(84,583)
Forward foreign currency exchange contracts	—	(199,509)	—	(199,509)
Written Options	(194,818)	—	—	(194,818)
Swap agreements at fair value	—	(2,471,357)	—	(2,471,357)
Total Liabilities - Derivative Financial Instruments	$(279,401)	$(2,670,866)	$—	$(2,950,267)
Net Derivative Financial Instruments	$(94,521)	$387,218	$—	$292,697
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Investments classified within Level 3 of the fair value hierarchy are valued by the Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Notes to Schedules of Investments
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management, LLC (“MIM”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income and capital preservation
Morningstar Municipal Bond Fund	Federal tax-exempt income and capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    July 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period.
Recently Adopted Accounting Pronouncement: On March 30, 2017, the FASB issued Accounting Standard Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on callable debt security within its scope to the earliest call date. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.
3. Investment Types
The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds' investment policies.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, the Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and the Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the

Morningstar Funds Trust    July 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)
value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Fund may also experience delays in gaining access to the collateral.
Collateralized Bond Obligations (CBOs), Collateralized Loan Obligations (CLOs), and Other Collateralized Debt Obligations (CDOs): A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which the Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.
Convertible Securities: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. The premiums attributable to the conversion feature are not amortized, but they are capitalized into the cost basis.
Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different

Morningstar Funds Trust    July 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)
from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.
Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.
A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.
The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.
Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other

Morningstar Funds Trust    July 31, 2020 (unaudited)

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inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a Registered Investment Company (RIC) and to eliminate any fund-level income tax liability under the Internal Revenue Code.
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

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Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.
While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act of 1993, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.
The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.
Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.
Restricted securities held by each Fund at July 31, 2020 are disclosed in the Schedules of Investments.
Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any

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interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.
Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price).

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4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.
Generally, investments for which market quotations are readily available will be valued at a current market price or, in the absence of a market price, at fair value as determined in good faith by MIM’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees of Morningstar Funds Trust ("the Board"). Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to the Fund.
The securities in a Fund, which are traded on a securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.
Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the over the counter ("OTC") market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be

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Notes to Schedules of Investments (continued)
converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.
To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments.
All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the asked price) and is therefore classified Level 2.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

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Notes to Schedules of Investments (continued)
Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by MIM in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts, forward contracts, and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including options on forward contracts, put and call options, and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
•  Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)

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•  Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs
•  Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.
5. Financial Derivative Instruments
Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP.
Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. Dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
The successful use of these transactions will usually depend on MIM’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

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Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency exchange contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant (FCM) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if MIM’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.
There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited

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Notes to Schedules of Investments (continued)
to recovering only a pro rata share of all available Funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.
Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that the Fund will be able to enter into closing transactions.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest rate caps and floors: Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or "cap." Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or "floor." The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by difference between the interest rate index current value at the time the cap was entered into.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option),

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or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.

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Notes to Schedules of Investments (continued)
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, the Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing the Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.
Swaptions: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.

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Notes to Schedules of Investments (continued)
Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.
Options on swap agreements are considered to be swaps for purposes of Commodity Futures Trading Commission (CFTC) regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedules of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may

Morningstar Funds Trust    July 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)
be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation).
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates.
Credit Default Swap Contracts: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.
Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event

Morningstar Funds Trust    July 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)
of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.
A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.
The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
The credit default contracts are marked to market daily.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default contracts outstanding, including their respective notional amounts at year end, if any, are listed after each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make

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Notes to Schedules of Investments (continued)
payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
6. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.